UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: The following 10 series of Funds Trust have a January 31 fiscal year end:

Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Cash Management Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National-Tax-Free Money Market Fund, and Wells Fargo Advantage Treasury Plus Money Market Fund. Each series has a January 31 fiscal year end.

Date of reporting period: January 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS

Wells Fargo Advantage

100% Treasury Money Market Fund

Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage 100% Treasury Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage 100% Treasury Money Market Fund for the 12-month period that ended January 31, 2015. Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Less supply of short-term investment securities also held down yields. Banks curtailed their issuance of shorter maturities as they moved into compliance with new regulations like the Basel III liquidity coverage ratio, which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario, while others trimmed the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve amendments to Rule 2a-7, which governs money market funds. These changes are scheduled to take place over a two-year period with final implementation required by late 2016.

U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (Shareholders can expect their fund company to communicate any such changes to them prior to the change taking place.)

■	Retail investors will continue to transact at a stable $1.00 NAV, but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. During this implementation period, we are partnering across the industry and with our service providers so that we can continue to support our institutional clients’ desire for intraday wire settlements within a floating NAV money market fund. We also note that the U.S. Treasury Department and the Internal Revenue Service issued proposed guidance to simplify the tax treatment of floating NAV funds, which would allow shareholders to measure net gains and losses over a tax period and not require them to calculate transaction-by-transaction gains and losses. Further, the SEC has stated that the adoption of a floating NAV for money market funds will not, under normal circumstances, preclude shareholders from classifying their investment in money market funds as cash equivalents for the purposes of U.S. generally accepted accounting principles.

Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

Letter to shareholders (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	3

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

Portfolio manager Dave Sylvester announced plans to retire in 2015.

Dave Sylvester, senior portfolio manager and head of money market funds, announced plans to retire on March 31, 2015, capping a 35-year career with Wells Capital Management, Inc., the subadvisor for the Wells Fargo Advantage Money Market Funds. Under Mr. Sylvester’s leadership, the Wells Fargo Advantage Money Market Funds consistently provided a stable investment option for investor assets through innumerable credit cycles, some of which were the most challenging of the modern era.

Jeffrey L. Weaver, CFA, head of Wells Capital Management’s short-duration team, became head of the money market fund team effective January 1, 2015. Consistent with our long-planned transition process, Senior Portfolio Managers Laurie R. White; Michael C. Bird, CFA; and James C. Randazzo will continue in their leadership roles in the day-to-day management of our prime, government, and municipal money market funds, working closely with Mr. Weaver. Matthew A. Grimes, CFA, will continue to lead the money market credit research team.

Despite this leadership transition, Wells Fargo’s money market investment philosophy and commitment to shareholders will remain unchanged. Our money market security selection process has long emphasized conservative investment choices, and all of the Wells Fargo Advantage Money Market Funds will continue to maintain an approach that seeks to prioritize preservation of capital, liquidity, and high-quality investments, driven by our own independent, fundamental credit research and risk management.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

4	Wells Fargo Advantage 100% Treasury Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey L. Weaver, CFA

Laurie White

Michael C. Bird, CFA

Average annual total returns1 (%) as of January 31, 2015

					Expense ratios[2](%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTXX)	11-8-1999	0.00	0.01	1.16	0.77	0.65
Administrator Class (WTRXX)	6-30-2010	0.00	0.01	1.21	0.50	0.30
Institutional Class (WOTXX)	10-31-2014	0.00	0.01	1.21	0.38	0.20
Service Class (NWTXX)	12-3-1990	0.00	0.01	1.21	0.67	0.50
Sweep Class	6-30-2010	0.00	0.01	1.21	1.12	1.00

Yield summary3 (%) as of January 31, 2015

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.00	0.00	0.00	0.00	0.00
7-day compound yield	0.00	0.00	0.00	0.00	0.00
30-day simple yield	0.00	0.00	0.00	0.00	0.00
30-day compound yield	0.00	0.00	0.00	0.00	0.00

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	5

Portfolio composition[4] as of January 31, 2015

Weighted average maturity[5] as of January 31, 2015
47 days

Weighted average life[6] as of January 31, 2015
69 days

Effective maturity distribution[4] as of January 31, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administration Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through May 31, 2015 (May 31, 2016 for Institutional Class), to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.75)%, (0.48)%, (0.35)%, (0.65)%, and (1.10)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These percentages are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage 100% Treasury Money Market Fund	Money market overview (unaudited)

Portfolio manager commentary

The Fund’s fiscal year that ended January 31, 2015, was characterized by a continuation of extremely low interest rates and an expectation through most of the year that rates would remain low for an extended period of time. Although a number of factors contributed to keeping interest rates low, the primary factor was the continued commitment on the part of the U.S. Federal Reserve (Fed) to maintaining an extremely accommodative monetary stance. Near the end of the year, some market interest rates began to move slightly higher, reflecting the continuing strength of the economy and comments by Fed officials suggesting interest rates may rise sometime in 2015.

Treasury bill (T-bill) yields decoupled partially from yields on other government securities during the year, as the yields on repurchase agreements (repos) and government-sponsored enterprise (GSE) discount notes were generally unchanged from year to year while yields on T-bills declined. Overnight repo rates, as measured by the Depository Trust & Clearing Corporation (DTCC) U.S. Treasury Repo Index1, increased slightly from an average of 9 basis points (bps; 100 bps equals 1.00%) in the 12 months that ended January 31, 2014, to 10 bps in the 12 months that ended January 31, 2015. Average GSE discount note yields for 3-, 6-, and 12-month tenors changed only modestly, from 6 bps, 9 bps, and 14 bps, respectively, in the prior period to 6 bps, 8 bps, and 14 bps, respectively, in the most recent 12 months. By contrast, 3-month T-bill yields declined from an average of 5 bps in the year that ended January 31, 2014, to 2 bps in the 12-month period that ended January 31, 2015.

The lower yields on T-bills were largely the result of incremental demand for U.S. Treasury securities due to domestic and international regulatory initiatives that encouraged large banks to buy high-quality liquid assets. Other regulatory changes led banks to reduce their leverage, leaving the banks with smaller portfolios to fund in the repo market as well as shrinking supply in that market. Investors displaced by reduced repo supply moved their investments to other government securities, such as T-bills, keeping downward pressure on interest rates for all government securities. These structural changes in the U.S. government money markets resulting in greater relative demand for U.S. Treasury securities—and lower relative yields—are expected to persist and may, in fact, worsen.

Our investment strategy remained consistent: We invested in T-bills and U.S. Treasury notes while taking into account the Fund’s overall level of liquidity and average maturity.

Strategic outlook

For the first time since the financial crisis, it is very possible the Fed will raise interest rates in the next 12 months. The Yellen-led Fed picked up where the Bernanke-led Fed left off, with an inclination to err on the side of accommodation to avoid snuffing out a nascent recovery and with a position of data dependency for future actions. Key members of the Fed, including Chair Yellen, pointed to an initial rate hike in mid-2015 if the economic recovery proceeds as they project. The Fed’s data-dependent orientation will have the markets carefully watching the effects on the U.S. economy of sharply lower oil prices, economic weakness in other parts of the world, and the strengthening U.S dollar. The Fed will also weigh its apparent progress in meeting its full-employment mandate against its less successful effort to bring inflation back up to 2%. In the face of this uncertainty, we believe that our portfolio strategy, with its focus on capital preservation and liquidity, will enable the Fund to continue to meet its objectives.

[1]	The Depository Trust & Clearing Corporation (DTCC) U.S. Treasury Repo Index tracks the average daily interest rate paid for the most-traded general collateral finance repurchase agreements (commonly referred to as “repo contracts”) for U.S. Treasury securities. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.01	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20	0.04%
Administrator Class
Actual	$1,000.00	$1,000.01	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20	0.04%
Institutional Class
Actual	$1,000.00	$1,000.01	$0.10	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.50	$0.10	0.04%
Service Class
Actual	$1,000.00	$1,000.01	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20	0.04%
Sweep Class
Actual	$1,000.00	$1,000.01	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20	0.04%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Advantage 100% Treasury Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt: 93.50%
U.S. Treasury Bill (z)	0.02%	2-26-2015	$689,195,000	$689,187,554
U.S. Treasury Bill (z)	0.02	3-5-2015	505,000,000	504,991,163
U.S. Treasury Bill (z)	0.02	2-5-2015	518,120,000	518,119,123
U.S. Treasury Bill (z)	0.02	2-19-2015	667,560,000	667,553,613
U.S. Treasury Bill (z)	0.03	4-23-2015	650,000,000	649,963,889
U.S. Treasury Bill (z)	0.03	4-30-2015	500,000,000	499,968,221
U.S. Treasury Bill (z)	0.03	2-12-2015	650,000,000	649,995,104
U.S. Treasury Bill (z)	0.03	4-9-2015	600,000,000	599,969,750
U.S. Treasury Bill (z)	0.03	4-16-2015	650,000,000	649,963,094
U.S. Treasury Bill (z)	0.03	3-12-2015	700,000,000	699,978,836
U.S. Treasury Bill (z)	0.03	3-19-2015	600,000,000	599,978,375
U.S. Treasury Bill (z)	0.04	4-2-2015	750,000,000	749,950,833
U.S. Treasury Bill (z)	0.05	3-26-2015	600,000,000	599,957,208
U.S. Treasury Bill (z)	0.06	5-7-2015	28,000,000	27,995,979
U.S. Treasury Bond	11.25	2-15-2015	135,000,000	135,533,377
U.S. Treasury Note ±	0.07	1-31-2016	130,000,000	129,970,753
U.S. Treasury Note ±	0.07	10-31-2016	200,000,000	199,838,326
U.S. Treasury Note ±	0.09	4-30-2016	130,000,000	130,000,567
U.S. Treasury Note	0.13	4-30-2015	150,000,000	150,020,840
U.S. Treasury Note	0.25	2-15-2015	100,000,000	100,007,163
U.S. Treasury Note	0.25	2-28-2015	175,000,000	175,025,176
U.S. Treasury Note	0.25	3-31-2015	10,000,000	10,002,964
U.S. Treasury Note	0.25	5-15-2015	130,000,000	130,058,277
U.S. Treasury Note	0.25	5-31-2015	115,000,000	115,058,884
U.S. Treasury Note	0.38	3-15-2015	148,000,000	148,054,167
U.S. Treasury Note	0.38	4-15-2015	375,000,000	375,217,232
U.S. Treasury Note	0.38	6-15-2015	130,300,000	130,432,316
U.S. Treasury Note	2.38	2-28-2015	100,000,000	100,167,616
U.S. Treasury Note	2.50	4-30-2015	100,000,000	100,578,815
U.S. Treasury Note	4.00	2-15-2015	101,000,000	101,140,098

Total Treasury Debt (Cost $10,338,679,313)				10,338,679,313

Total investments in securities (Cost $10,338,679,313) *	93.50%	10,338,679,313
Other assets and liabilities, net	6.50	718,351,736

Total net assets	100.00%	$11,057,031,049

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2015	Wells Fargo Advantage 100% Treasury Money Market Fund	9

Assets
Investments in unaffiliated securities, at amortized cost	$10,338,679,313
Cash	6,186
Receivable for investments sold	919,770,176
Receivable for Fund shares sold	863,861
Receivable for interest	14,513,140
Receivable from adviser	3,564,648
Prepaid expenses and other assets	72,412

Total assets	11,277,469,736

Liabilities
Payable for investments purchased	215,123,203
Payable for Fund shares redeemed	1,265,974
Distribution fee payable	138,061
Administration fees payable	1,669,283
Accrued expenses and other liabilities	2,242,166

Total liabilities	220,438,687

Total net assets	$11,057,031,049

NET ASSETS CONSIST OF
Paid-in capital	$11,056,999,448
Accumulated net investment loss	(4,610)
Accumulated net realized gains on investments	36,211

Total net assets	$11,057,031,049

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$1,009,622,971
Shares outstanding – Class A1	1,009,610,521
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$2,656,805,133
Shares outstanding – Administrator Class[1]	2,656,687,597
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$99,999
Shares outstanding – Institutional Class[1]	100,001
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$6,962,725,374
Shares outstanding – Service Class[1]	6,962,334,796
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$427,777,572
Shares outstanding – Sweep Class[1]	427,755,238
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage 100% Treasury Money Market Fund	Statement of operations—year ended January 31, 2015

Investment income
Interest	$4,916,369

Expenses
Advisory fee	28,888,758
Administration fees
Fund level	4,783,000
Class A	1,998,991
Administrator Class	2,330,836
Institutional Class	20 [1]
Service Class	8,748,605
Sweep Class	939,730
Shareholder servicing fees
Class A	2,269,794
Administrator Class	2,208,823
Service Class	18,012,998
Sweep Class	1,067,875
Distribution fee
Sweep Class	1,495,025
Custody and accounting fees	517,383
Professional fees	45,460
Registration fees	82,228
Shareholder report expenses	65,848
Trustees’ fees and expenses	6,898
Other fees and expenses	244,412

Total expenses	73,706,684
Less: Fee waivers and/or expense reimbursements	(68,776,290)

Net expenses	4,930,394

Net investment loss	(14,025)

Net realized gains on investments	146,709

Net increase in net assets resulting from operations	$132,684

[1]	For the period from October 31, 2014 (commencement of operations) to January 31, 2015

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage 100% Treasury Money Market Fund	11

	Year ended January 31, 2015		Year ended January 31, 2014

Operations
Net investment income (loss)		$(14,025)		$32,517
Net realized gains on investments		146,709		94,213

Net increase in net assets resulting from operations		132,684		126,730

Distributions to shareholders from
Net investment income
Class A		(390)		(203)
Administrator Class		(584)		(695)
Institutional Class		(1)[1]		N/A
Service Class		(3,211)		(2,298)
Sweep Class		(182)		(127)
Net realized gains
Class A		(10,303)		(9,753)
Administrator Class		(31,843)		(32,213)
Institutional Class		(1)[1]		N/A
Service Class		(85,722)		(76,659)
Sweep Class		(5,060)		(4,351)

Total distributions to shareholders		(137,297)		(126,299)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,656,334,888	2,656,334,888	2,658,281,217	2,658,281,217
Administrator Class	7,840,271,294	7,840,271,294	9,437,306,081	9,437,306,081
Institutional Class	100,000 [1]	100,000 [1]	N/A	N/A
Service Class	28,414,397,642	28,414,397,642	30,117,783,990	30,117,783,990
Sweep Class	3,685,911,356	3,685,911,356	3,652,815,921	3,652,815,921

		42,597,015,180		45,866,187,209

Reinvestment of distributions
Class A	10,625	10,625	9,956	9,956
Administrator Class	22,338	22,338	11,856	11,856
Institutional Class	1 [1]	1 [1]	N/A	N/A
Service Class	31,610	31,610	33,231	33,231
Sweep Class	5,217	5,217	4,478	4,478

		69,791		59,521

Payment for shares redeemed
Class A	(2,579,678,985)	(2,579,678,985)	(2,016,076,170)	(2,016,076,170)
Administrator Class	(7,937,622,637)	(7,937,622,637)	(9,315,247,924)	(9,315,247,924)
Service Class	(28,943,356,066)	(28,943,356,066)	(30,428,639,509)	(30,428,639,509)
Sweep Class	(3,648,699,311)	(3,648,699,311)	(3,709,494,193)	(3,709,494,193)

		(43,109,356,999)		(45,469,457,796)

Net increase (decrease) in net assets resulting from capital share transactions		(512,272,028)		396,788,934

Total increase (decrease) in net assets		(512,276,641)		396,789,365

Net assets
Beginning of period		11,569,307,690		11,172,518,325

End of period		$11,057,031,049		$11,569,307,690

Overdistributed/accumulated net investment income (loss)		$(4,610)		$(4,923)

[1]	For the period from October 31, 2014 (commencement of operations) to January 31, 2015

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
CLASS A	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	(0.00)[2,3]	0.00 [2]	0.00	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.00%	0.00%	0.02%	0.01%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.77%	0.69%	0.75%	0.80%
Net expenses	0.04%	0.06%	0.09%	0.05%	0.14%	0.18%
Net investment income (loss)	(0.00)%	0.00%	0.00%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,009,623	$932,956	$290,743	$230,582	$225,499	$272,399

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	13

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	(0.00)[2,3]	0.00 [2]	0.00	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.00%	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.52%	0.51%	0.52%
Net expenses	0.04%	0.06%	0.09%	0.04%	0.14%
Net investment income (loss)	(0.00)%	0.00%	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,656,805	$2,754,138	$2,632,074	$1,636,769	$662,873

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout the period)

INSTITUTIONAL CLASS	Year ended January 31, 2015[1]
Net asset value, beginning of period	$1.00
Net investment loss	(0.00)[2,3]
Net realized gains on investments	0.00 [2]

Total from investment operations	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]
Net realized gains	(0.00)[2]

Total distributions to shareholders	(0.00)[2]
Net asset value, end of period	$1.00
Total return[4]	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.39%
Net expenses	0.04%
Net investment loss	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$100

[1]	For the period from October 31, 2014 (commencement of class operations) to January 31, 2015

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	15

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
SERVICE CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	(0.00)[2,3]	0.00 [2]	0.00	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.00%	0.00%	0.02%	0.01%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.68%	0.69%	0.68%	0.70%	0.73%
Net expenses	0.05%	0.07%	0.09%	0.05%	0.14%	0.17%
Net investment income (loss)	(0.00)%	0.00%	0.00%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$6,962,725	$7,491,653	$7,802,468	$8,502,741	$8,435,170	$8,161,612

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	(0.00)[2,3]	0.00 [2]	0.00	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.00%	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.14%	1.14%	1.14%
Net expenses	0.04%	0.06%	0.09%	0.04%	0.14%
Net investment income (loss)	(0.00)%	0.00%	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$427,778	$390,560	$447,234	$309,270	$112,648

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage 100% Treasury Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

18	Wells Fargo Advantage 100% Treasury Money Market Fund	Notes to financial statements

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Accumulated net investment loss	Accumulated net realized gains on investments
$18,706	$(18,706)

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to financial statements	Wells Fargo Advantage 100% Treasury Money Market Fund	19

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the year ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.26% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap expenses as follows:

	Expense ratio cap	Expiration date
Class A	0.65%	May 31, 2015
Administrator Class	0.30%	May 31, 2015
Institutional Class	0.20%	May 31, 2016
Service Class	0.50%	May 31, 2015
Sweep Class	1.00%	May 31, 2015

After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

20	Wells Fargo Advantage 100% Treasury Money Market Fund	Notes to financial statements

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $137,297 and $126,299 of ordinary income for the years ended January 31, 2015 and January 31, 2014, respectively.

As of January 31, 2015, distributable earnings on a tax basis consisted of $36,211 in undistributed ordinary income.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. REGULATORY MATTERS

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Report of independent registered public accounting firm	Wells Fargo Advantage 100% Treasury Money Market Fund	21

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage 100% Treasury Money Market Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 25, 2015

22	Wells Fargo Advantage 100% Treasury Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2015, $136,961 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2015, 100% of the ordinary income distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage 100% Treasury Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage 100% Treasury Money Market Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231585 03-15 A300/AR300 01-15

Wells Fargo Advantage California Municipal Money Market Fund

Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage California Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage California Municipal Money Market Fund for the 12-month period that ended January 31, 2015. Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Less supply of short-term investment securities also held down yields. Banks curtailed their issuance of shorter maturities as they moved into compliance with new regulations like the Basel III liquidity coverage ratio, which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario, while others trimmed the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve amendments to Rule 2a-7, which governs money market funds. These changes are scheduled to take place over a two-year period with final implementation required by late 2016.

U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (Shareholders can expect their fund company to communicate any such changes to them prior to the change taking place.)

■	Retail investors will continue to transact at a stable $1.00 NAV, but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. During this implementation period, we are partnering across the industry and with our service providers so that we can continue to support our institutional clients’ desire for intraday wire settlements within a floating NAV money market fund. We also note that the U.S. Treasury Department and the Internal Revenue Service issued proposed guidance to simplify the tax treatment of floating NAV funds, which would allow shareholders to measure net gains and losses over a tax period and not require them to calculate transaction-by-transaction gains and losses. Further, the SEC has stated that the adoption of a floating NAV for money market funds will not, under normal circumstances, preclude shareholders from classifying their investment in money market funds as cash equivalents for the purposes of U.S. generally accepted accounting principles.

Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

Letter to shareholders (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	3

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

Portfolio manager Dave Sylvester announced plans to retire in 2015.

Dave Sylvester, senior portfolio manager and head of money market funds, announced plans to retire on March 31, 2015, capping a 35-year career with Wells Capital Management, Inc., the subadvisor for the Wells Fargo Advantage Money Market Funds. Under Mr. Sylvester’s leadership, the Wells Fargo Advantage Money Market Funds consistently provided a stable investment option for investor assets through innumerable credit cycles, some of which were the most challenging of the modern era.

Jeffrey L. Weaver, CFA, head of Wells Capital Management’s short-duration team, became head of the money market fund team effective January 1, 2015. Consistent with our long-planned transition process, Senior Portfolio Managers Laurie R. White; Michael C. Bird, CFA; and James C. Randazzo will continue in their leadership roles in the day-to-day management of our prime, government, and municipal money market funds, working closely with Mr. Weaver. Matthew A. Grimes, CFA, will continue to lead the money market credit research team.

Despite this leadership transition, Wells Fargo’s money market investment philosophy and commitment to shareholders will remain unchanged. Our money market security selection process has long emphasized conservative investment choices, and all of the Wells Fargo Advantage Money Market Funds will continue to maintain an approach that seeks to prioritize preservation of capital, liquidity, and high-quality investments, driven by our own independent, fundamental credit research and risk management.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

4	Wells Fargo Advantage California Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey L. Weaver, CFA

James Randazzo

Average annual total returns1 (%) as of January 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (SGCXX)	1-1-1992	0.02	0.01	0.90	0.63	0.63
Administrator Class (WCMXX)	6-30-2010	0.02	0.03	1.03	0.36	0.30
Institutional Class (WCTXX)	3-31-2008	0.02	0.04	1.03	0.24	0.20
Service Class (WFCXX)	11-8-1999	0.02	0.01	0.99	0.53	0.45
Sweep Class	6-30-2010	0.02	0.02	0.99	0.98	0.98

Yield summary3 (%) as of January 31, 2015

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	5

Revenue source distribution[4] as of January 31, 2015

Weighted average maturity[5] as of January 31, 2015
18 days

Weighted average life[6] as of January 31, 2015
18 days

Effective maturity distribution[4] as of January 31, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to reflect higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.58)%, (0.31)%, (0.19)%, (0.48)%, and (0.93)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These percentages are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage California Municipal Money Market Fund	Money market overview (unaudited)

Portfolio manager commentary

During the 12-month period that ended January 31, 2015, the municipal money market space continued to be influenced by broader market dynamics largely driven by U.S. Federal Reserve (Fed) monetary policy and ongoing regulatory reforms in the financials sector. These policies directly and indirectly affected the absolute level of interest rates and the supply of money market-eligible securities. Over the period, tax-exempt money market yields continued to decline due to shrinking supply of variable-rate demand notes (VRDNs), tender-option bonds (TOBs), and tax-exempt notes. In addition, the scarcity of supply in other types of money market-eligible securities continued to foster demand for daily and weekly tax-exempt securities. Meanwhile, credit quality in the municipal sector in general continued to steadily improve as tax revenues and property valuations strengthened along with improvements in the broader U.S. economy over the past 12 months.

During the period, we believe the combination of limited primary market supply and persistent demand for overnight and weekly VRDNs and TOBs drove the Securities Industry and Financial Markets Association (SIFMA) 7-Day Floater Index1 to record lows. This benchmark for weekly tax-exempt floating-rate notes began the period at 0.03% and remained in the low single digits for the vast majority of the period. The index experienced its typical seasonal tax-time weakness, registering in the 0.10% to 0.12% range for a brief spell during April. However, this index averaged a paltry 0.05% during the 12-month period, down from an average of 0.09% the previous period. The ongoing contraction in supply, combined with a modest uptick of inflows into municipal money market funds during the November to January time frame, kept a tight lid on municipal rates despite some increased volatility in the taxable space close to the end of the period. As such, municipal rates were unable to track taxable equivalents higher as the Fed experimented with rate-setting mechanics on its reverse repurchase programs in November and December. The SIFMA index eventually set a record low of 0.02% on January 7, 2015, concurrent with the traditional start-of-the-year cash inflows.

Supply and demand imbalances were evident further out on the municipal curve as well. During the period, yields on commercial paper with maturities between 30 and 90 days were pulled lower as VRDN and TOB rates fell toward zero. By the end of the 12-month period, yields on high-grade commercial paper fell to the 0.04% to 0.06% range, down from the 0.08% to 0.09% range the previous period. Meanwhile, yields on top-rated one-year notes fell to 0.14% in January 2015 after starting the period at 0.17%, as primary market issuance continued to contract. Many municipal issuers continued to see their cash-flow note-borrowing needs shrink courtesy of a strong rebound in tax revenues over the past few years. For example, the state of California reduced its annual revenue anticipation note borrowing to $2.5 billion in 2014, down from $10.0 billion just two years ago. Overall, total note issuance in 2014 came in at approximately $40.2 billion, down from roughly $54.8 billion in 2013 and $65.8 billion in 2012. The reduction in note supply contributed to a flat yield curve in the municipal money market space.

During the period, we continued to maintain relatively low weighted-average maturities in this Fund due to the persistently low and flat yield-curve environment in the municipal money market space. We also continued to maintain high daily and weekly liquidity targets in order to ensure principal stability in our Funds. Accordingly, we continued to focus our investments primarily in VRDNs and TOBs with daily and weekly tender features. In addition, we continued to use high-grade fixed-rate notes, commercial paper, and prerefunded securities to selectively extend maturity profiles and enhance diversification.

Strategic outlook

We are hopeful that a potential tightening of monetary policy by the Fed will ultimately result in higher yields in the municipal money market space. Additionally, we are optimistic that greater clarity regarding regulatory reforms may instill greater confidence on the part of municipal money market participants, issuers, and liquidity providers that may cultivate product innovation, which might help stabilize or grow new-issue volumes in the VRDN and TOB markets. Finally, we are encouraged that many state and local governments are slowly regaining their appetites to restore spending levels and investment in much-needed education and infrastructure programs that had been reduced amid the austerity budgets adopted during the Great Recession. We feel that increased spending in these important areas will serve to improve our local communities and may bring much-needed supply to our market.

[1]	The SIFMA 7-Day Floater Index, produced by Municipal Market Data (MMD), is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations from MMD’s extensive database. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.15	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31	0.06%
Administrator Class
Actual	$1,000.00	$1,000.15	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31	0.06%
Institutional Class
Actual	$1,000.00	$1,000.15	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31	0.06%
Service Class
Actual	$1,000.00	$1,000.15	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31	0.06%
Sweep Class
Actual	$1,000.00	$1,000.15	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31	0.06%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.29%

California: 98.29%

Other Municipal Debt: 13.36%
California GO Series 11A5 (GO)	0.03%	2-5-2015	$12,600,000	$12,600,000
California RAN Series 2014-15 (Tobacco Revenue)	1.50	6-22-2015	30,000,000	30,159,538
California State University Series A (Education Revenue, Ambac Insured) §	5.00	11-1-2020	9,315,000	9,427,138
Los Angeles CA Unified School District Series E (GO, Ambac Insured)	5.00	7-1-2015	6,000,000	6,120,346
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.07	3-10-2015	15,000,000	15,000,000
Los Angeles County CA Capital Asset Leasing Corporation Series B (Lease Revenue)	0.07	3-11-2015	15,000,000	15,000,000
Los Angeles County CA TRAN (Miscellaneous Revenue)	1.50	6-30-2015	15,000,000	15,083,799
Los Angeles County CA TRAN (Miscellaneous Revenue)	1.50	6-25-2015	5,000,000	5,027,170
Riverside County CA TRAN Series 2014 (Tax Revenue)	1.50	6-30-2015	15,000,000	15,084,104
San Diego CA Water Authority Series 7 (Utilities Revenue)	0.04	2-5-2015	10,000,000	10,000,000
San Diego CA Water Authority Series 7 (Utilities Revenue)	0.09	4-8-2015	6,250,000	6,250,000
San Francisco CA City & County Series 3 (Tax Revenue)	0.04	3-17-2015	11,000,000	11,000,000
San Francisco CA City & County Series 3 (Tax Revenue)	0.04	3-18-2015	6,000,000	6,000,000
San Francisco CA Clean & Safe Neighborhood Parks Series A (GO)	5.00	6-15-2015	3,790,000	3,858,291

				160,610,386

Variable Rate Demand Notes ø: 84.93%
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.03	9-1-2033	8,450,000	8,450,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.02	4-1-2035	2,185,000	2,185,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.02	4-1-2036	6,290,000	6,290,000
Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.02	5-15-2035	1,505,000	1,505,000
Bakersfield CA PFOTER PT-4669 Series A (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.13	9-15-2032	7,975,000	7,975,000
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO, Citibank NA LIQ) 144A	0.03	2-1-2021	5,520,000	5,520,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.05	10-1-2020	25,330,000	25,330,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	7-1-2027	6,270,000	6,270,000
California CDA Arbor Ridge Apartments Series B (Tobacco Revenue, FHLMC LIQ)	0.03	11-1-2036	9,500,000	9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.04	9-1-2040	3,555,000	3,555,000
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.02	11-1-2040	28,120,000	28,120,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.02	8-1-2045	7,000,000	7,000,000
California CDA MFHR Glen Haven Apartments Series AA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	4-15-2035	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LOC)	0.02	11-1-2040	6,620,000	6,620,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.02	3-1-2031	12,375,000	12,375,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	8-1-2031	14,340,000	14,340,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage California Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03%	5-15-2037	$5,265,000	$5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured, Credit Suisse LIQ) 144A	0.02	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series B (Health Revenue, Credit Suisse LIQ) 144A	0.02	11-15-2048	24,446,525	24,446,525
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.03	8-15-2032	2,625,000	2,625,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.05	6-1-2036	1,040,000	1,040,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	11-15-2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	11-15-2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	11-15-2035	3,605,000	3,605,000
California Enterprise Development Authority Pocino Foods Company Project Series A (Industrial Development Revenue, City National Bank LOC)	0.02	11-1-2033	7,665,000	7,665,000
California GO Deutsche Bank SPEAR/LIFER Trust Series DBE-1364 (GO, Deutsche Bank LIQ) 144A	0.10	5-1-2044	9,145,000	9,145,000
California GO Kindergarten Series A2 (GO, State Street Bank & Trust Company LOC)	0.01	5-1-2034	8,800,000	8,800,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.02	3-1-2047	4,600,000	4,600,000
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC)	0.02	3-1-2047	2,000,000	2,000,000
California HFFA City of Hope Series B (Health Revenue)	0.02	11-15-2042	10,000,000	10,000,000
California HFFA St. Joseph Health System Series B (Health Revenue, U.S. Bank NA LOC)	0.01	7-1-2041	7,065,000	7,065,000
California HFFA Sutter Health Series D Deutsche Bank SPEAR/LIFER Trust Series DB-1180 (Health Revenue, Deutsche Bank LIQ) 144A	0.07	8-15-2031	2,500,000	2,500,000
California Infrastructure & Economic Development Bank Loyola High School Project (Miscellaneous Revenue, First Republic Bank LOC)	0.02	12-1-2035	1,220,000	1,220,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC)	0.02	11-1-2026	3,000,000	3,000,000
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.04	7-1-2030	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.02	12-1-2040	14,940,000	14,940,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.03	1-1-2037	2,035,000	2,035,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue, Union Bank NA LOC)	0.01	6-1-2025	6,090,000	6,090,000
California JPMorgan Chase PUTTER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.03	7-1-2024	24,375,000	24,375,000
California Kindergarten Series A1 (GO, Citibank NA LOC)	0.01	5-1-2034	3,300,000	3,300,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.05	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.02	8-1-2037	19,925,000	19,925,000
California Municipal Finance Authority San Francisco Planning Project Series A (Industrial Development Revenue, Pacific Capital Bank NA LOC)	0.01	12-1-2042	4,500,000	4,500,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.06%	5-1-2028	$3,400,000	$3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.05	11-1-2027	6,000,000	6,000,000
California PCFA Wadham Energy Series C (Resource Recovery Revenue, BNP Paribas LOC)	0.11	11-1-2017	2,900,000	2,900,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.08	8-1-2018	10,100,000	10,100,000
California PFOTER PT-4672 (Education Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.09	11-1-2032	8,000,000	8,000,000
California Series A2 (GO, Bank of Montreal LOC)	0.01	5-1-2033	12,600,000	12,600,000
California Series B Subseries B3 (Miscellaneous Revenue, Barclays Bank plc LOC)	0.01	5-1-2040	8,000,000	8,000,000
California Statewide CDA Crossings UHC Madera (Housing Revenue, Citibank NA LOC)	0.09	1-1-2038	2,770,000	2,770,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.03	6-1-2028	8,700,000	8,700,000
California Statewide Communities Various Housing Hermosa Vista Apartments Series XX (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2036	4,000,000	4,000,000
California University Revenue Systemwide PUTTER Series 2646Z (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.10	5-1-2015	6,210,000	6,210,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.14	11-1-2033	3,000,000	3,000,000
California University System Series A Citigroup Eagle Trust Series 1A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.03	11-1-2035	8,225,000	8,225,000
Clipper Tax Exempt Certificate Trust Series 4A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.03	11-1-2043	4,130,000	4,130,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	2-1-2023	11,000,000	11,000,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1188 (GO, Deutsche Bank LIQ) 144A	0.07	8-1-2047	10,230,000	10,230,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1189 (Education Revenue, Deutsche Bank LIQ) 144A	0.07	5-15-2036	7,500,000	7,500,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1288 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.22	8-1-2042	6,875,000	6,875,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1299 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.17	8-1-2049	4,720,000	4,720,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1368 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.12	3-1-2037	10,000,000	10,000,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-247 (Tax Revenue, FGIC Insured, Deutsche Bank LIQ) 144A	0.11	12-1-2030	4,660,000	4,660,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-296 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.15	8-1-2031	4,560,000	4,560,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-362 (GO, Ambac Insured, Deutsche Bank LIQ) 144A	0.11	6-1-2022	4,985,000	4,985,000
Eclipse Funding Trust Series 2007-0079 Solar Eclipse Vacaville United School District (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.02	8-1-2032	10,085,000	10,085,000
Golden State Tobacco Securitization Corporation California Class A (Tobacco Revenue, BHAC/FGIC Insured, Citibank NA LIQ) 144A	0.05	6-1-2038	9,900,000	9,900,000
Golden State Tobacco Securitization Corporation California Enhanced Tobacco Settlement Asset Backed Bonds Series 2005A Morgan Stanley Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.03	12-1-2045	22,710,000	22,710,000
Golden State Tobacco Securitization Corporation California Series 2040 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.14	6-1-2045	12,900,000	12,900,000
Golden State Tobacco Securitization Corporation California Series 2215 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.22	6-1-2045	25,500,000	25,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage California Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Golden State Tobacco Securitization Corporation California Series 3123 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.14%	6-1-2045	$21,290,000	$21,290,000
Hartnell CA Community College District PUTTER Series 2966 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.08	12-1-2015	4,800,000	4,800,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.03	3-1-2028	6,620,000	6,620,000
Irvine CA Improvement Bond Act of 1915 Assessment District #03-19 Series B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.01	9-2-2029	432,000	432,000
Irvine CA Improvement Bond Act of 1915 Assessment District #97-16 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.01	9-2-2022	10,200,000	10,200,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #05-21 Series A (Miscellaneous Revenue, U.S. Bank NA LOC) 144A	0.01	9-2-2050	12,444,000	12,444,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #85-7 Series A (Miscellaneous Revenue, Bank of Tokyo-Mitsubishi LOC)	0.01	9-2-2032	4,510,000	4,510,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #97-17 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.01	9-2-2023	21,200,000	21,200,000
JPMorgan Chase PUTTER/DRIVER Trust Semitropic Improvement Series 3584 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.10	6-1-2017	9,590,000	9,590,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3927Z (GO, JPMorgan Chase & Company LIQ) 144A	0.05	2-1-2019	5,340,000	5,340,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.05	8-1-2015	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4414 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.03	5-15-2021	5,000,000	5,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4475Z (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	8-1-2022	2,225,000	2,225,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4490Z (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.03	5-15-2021	1,400,000	1,400,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4491Z (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.03	5-15-2021	500,000	500,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4496Z (GO, JPMorgan Chase & Company LIQ) 144A	0.12	8-1-2022	2,415,000	2,415,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	2-15-2031	5,630,000	5,630,000
Los Angeles CA Certificate of Participation Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.02	8-1-2038	7,150,000	7,150,000
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.02	8-1-2033	4,100,000	4,100,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	12-15-2034	6,290,000	6,290,000
Los Angeles CA DW&P System Series D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-85 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	0.02	7-1-2022	4,000,000	4,000,000
Los Angeles CA IDA Megatoys Project (Industrial Development Revenue, East West Bank LOC)	0.05	7-1-2031	3,000,000	3,000,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.04	7-1-2027	3,540,000	3,540,000
Los Angeles CA Tender Option Bond Trust Receipts CFTS Series XF0041 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	11-15-2025	8,000,000	8,000,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank NA LOC)	0.03	8-15-2030	4,300,000	4,300,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.02%	10-1-2042	$10,075,000	$10,075,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC, Ambac Insured)	0.02	1-1-2031	26,405,000	26,405,000
Northern California Power Agency Hydroelectric Project Series 2008A (Utilities Revenue, Bank of Montreal LOC)	0.01	7-1-2032	8,800,000	8,800,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.03	7-1-2033	14,350,000	14,350,000
Pasadena CA Certificate of Participation Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.02	2-1-2035	5,100,000	5,100,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.06	4-1-2026	500,000	500,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2034	5,000,000	5,000,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LOC)	0.04	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority River Terrace Apartments Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	7-15-2029	105,000	105,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC LIQ)	0.02	8-1-2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.05	12-1-2022	15,600,000	15,600,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	9-15-2036	5,205,000	5,205,000
Sacramento County CA Sanitation District Royal Bank of Canada Municipal Products Incorporated Series E-44 (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	0.02	10-1-2015	12,500,000	12,500,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.06	5-16-2015	6,620,000	6,620,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	5-15-2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	2-15-2027	1,800,000	1,800,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.02	8-1-2019	11,000,000	11,000,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.03	11-1-2036	18,660,000	18,660,000
San Francisco CA City & County Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.03	11-1-2039	8,690,000	8,690,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.02	12-1-2017	32,500,000	32,500,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.05	12-1-2033	1,225,000	1,225,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.05	12-1-2033	10,740,000	10,740,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.05	11-1-2033	6,825,000	6,825,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.04	2-1-2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)	0.03	6-1-2036	4,230,000	4,230,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage California Municipal Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.03%	9-1-2038	$11,500,000	$11,500,000
San Marcos CA Unified School District Series 3269 (GO, Morgan Stanley Bank LIQ) 144A	0.07	8-1-2031	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.13	9-1-2036	2,110,000	2,110,000
Santa Clara County CA Valley Transportation Authority Series D (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.01	4-1-2036	10,000,000	10,000,000
State of California Series A4 (GO, Citibank NA LOC)	0.01	5-1-2034	2,000,000	2,000,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.02	7-1-2033	2,245,000	2,245,000

				1,020,672,525

Total Municipal Obligations (Cost $1,181,282,911)				1,181,282,911

Other: 1.65%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) ±§144A	0.11	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) ±§144A	0.09	8-1-2040	9,000,000	9,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) ±§144A	0.09	8-1-2040	7,800,000	7,800,000

Total Other (Cost $19,800,000)				19,800,000

Total investments in securities (Cost $1,201,082,911) *	99.94%	1,201,082,911
Other assets and liabilities, net	0.06	663,599

Total net assets	100.00%	$1,201,746,510

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage California Municipal Money Market Fund	Statement of assets and liabilities—January 31, 2015

Assets
Investments in unaffiliated securities, at amortized cost	$1,201,082,911
Cash	6,512
Receivable for investments sold	20,000
Receivable for Fund shares sold	118
Receivable for interest	754,827
Receivable from adviser	301,059
Prepaid expenses and other assets	15,327

Total assets	1,202,180,754

Liabilities
Dividends payable	7,349
Payable for Fund shares redeemed	1,003
Distribution fee payable	7,873
Administration fees payable	203,018
Custodian and accounting fees payable	40,878
Shareholder servicing fees payable	121,644
Professional fees payable	33,566
Accrued expenses and other liabilities	18,913

Total liabilities	434,244

Total net assets	$1,201,746,510

NET ASSETS CONSIST OF
Paid-in capital	$1,201,722,160
Overdistributed net investment income	(152)
Accumulated net realized gains on investments	24,502

Total net assets	$1,201,746,510

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$448,216,577
Shares outstanding – Class A1	448,197,733
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$100,084
Shares outstanding – Administrator Class[1]	100,082
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$671,300,341
Shares outstanding – Institutional Class[1]	671,288,252
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$56,563,645
Shares outstanding – Service Class[1]	56,561,837
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$25,565,863
Shares outstanding – Sweep Class[1]	25,562,787
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2015	Wells Fargo Advantage California Municipal Money Market Fund	15

Investment income
Interest	$1,035,651

Expenses
Advisory fee	1,289,984
Administration fees
Fund level	644,992
Class A	1,168,921
Administrator Class	98
Institutional Class	520,520
Service Class	73,650
Sweep Class	102,370
Shareholder servicing fees
Class A	1,327,095
Administrator Class	98
Service Class	151,055
Sweep Class	116,331
Distribution fee
Sweep Class	162,862
Custody and accounting fees	64,085
Professional fees	36,415
Registration fees	25,138
Shareholder report expenses	14,560
Trustees’ fees and expenses	10,498
Other fees and expenses	23,015

Total expenses	5,731,687
Less: Fee waivers and/or expense reimbursements	(4,825,029)

Net expenses	906,658

Net investment income	128,993

Net realized gains on investments	127,890

Net increase in net assets resulting from operations	$256,883

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage California Municipal Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2015		Year ended January 31, 2014

Operations
Net investment income		$128,993		$155,832
Net realized gains on investments		127,890		51,191

Net increase in net assets resulting from operations		256,883		207,023

Distributions to shareholders from
Net investment income
Class A		(53,131)		(64,214)
Administrator Class		(10)		(11)
Institutional Class		(65,062)		(78,175)
Service Class		(6,137)		(6,736)
Sweep Class		(4,653)		(6,696)
Net realized gains
Class A		(40,360)		(20,469)
Administrator Class		(10)		(3)
Institutional Class		(61,489)		(22,377)
Service Class		(5,243)		(2,035)
Sweep Class		(2,455)		(1,908)

Total distributions to shareholders		(238,550)		(202,624)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,161,129,432	1,161,129,432	1,509,755,813	1,509,755,813
Institutional Class	1,879,189,279	1,879,189,279	1,889,091,688	1,889,091,688
Service Class	86,320,889	86,320,889	78,815,661	78,815,661
Sweep Class	2,897,630	2,897,630	1,047,205	1,047,205

		3,129,537,230		3,478,710,367

Reinvestment of distributions
Class A	86,198	86,198	79,009	79,009
Administrator Class	20	20	14	14
Institutional Class	19,402	19,402	11,189	11,189
Service Class	5,949	5,949	5,379	5,379
Sweep Class	7,108	7,108	8,571	8,571

		118,677		104,162

Payment for shares redeemed
Class A	(1,362,156,006)	(1,362,156,006)	(1,484,589,690)	(1,484,589,690)
Institutional Class	(1,821,011,716)	(1,821,011,716)	(2,056,073,623)	(2,056,073,623)
Service Class	(99,699,075)	(99,699,075)	(76,610,383)	(76,610,383)
Sweep Class	(36,914,831)	(36,914,831)	(17,509,909)	(17,509,909)

		(3,319,781,628)		(3,634,783,605)

Net decrease in net assets resulting from capital share transactions		(190,125,721)		(155,969,076)

Total decrease in net assets		(190,107,388)		(155,964,677)

Net assets
Beginning of period		1,391,853,898		1,547,818,575

End of period		$1,201,746,510		$1,391,853,898

Overdistributed net investment income		$(152)		$(152)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	17

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
CLASS A	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.02%	0.02%	0.01%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.64%	0.63%	0.69%	0.87%
Net expenses	0.07%	0.10%	0.17%	0.16%	0.32%	0.44%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$448,217	$649,144	$623,898	$1,128,321	$1,486,876	$1,948,313

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.36%	0.37%
Net expenses	0.07%	0.10%	0.17%	0.15%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$100	$100	$100

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.02%	0.03%	0.12%	0.20%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.25%	0.24%	0.28%	0.48%
Net expenses	0.07%	0.10%	0.16%	0.14%	0.20%	0.24%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.12%	0.23%
Supplemental data
Net assets, end of period (000s omitted)	$671,300	$613,101	$780,069	$884,793	$831,108	$236,353

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
SERVICE CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.02%	0.02%	0.01%	0.06%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.53%	0.62%	0.77%
Net expenses	0.07%	0.10%	0.17%	0.15%	0.32%	0.38%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$56,564	$69,935	$67,724	$106,229	$101,301	$397,508

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%	0.99%	0.98%	0.98%
Net expenses	0.07%	0.10%	0.17%	0.17%	0.29%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$25,566	$59,574	$76,028	$120,909	$402,840

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Municipal Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements	Wells Fargo Advantage California Municipal Money Market Fund	23

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

24	Wells Fargo Advantage California Municipal Money Market Fund	Notes to financial statements

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2015 and January 31, 2014 were as follows:

	Year ended January 31
	2015	2014
Ordinary income	$ 44,458	$ 34,128
Tax-exempt income	128,993	155,832
Long-term capital gain	65,099	12,664

As of January 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed tax-exempt income
$24,502	$12,301

6. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. REGULATORY MATTERS

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Report of independent registered public accounting firm	Wells Fargo Advantage California Municipal Money Market Fund	25

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage California Municipal Money Market Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 25, 2015

26	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $65,099 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2015.

For the fiscal year ended January 31, 2015, $44,458 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For federal and California income tax purposes, the Fund designates 100% of its distributions paid from net investment income during the fiscal year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage California Municipal Money Market Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231586 03-15 A301/AR301 01-15

Wells Fargo Advantage

Cash Investment Money Market Fund

Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Cash Investment Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Cash Investment Money Market Fund for the 12-month period that ended January 31, 2015.

Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Less supply of short-term investment securities also held down yields. Banks curtailed their issuance of shorter maturities as they moved into compliance with new regulations like the Basel III liquidity coverage ratio, which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario, while others trimmed the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve amendments to Rule 2a-7, which governs money market funds. These changes are scheduled to take place over a two-year period with final implementation required by late 2016.

U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (Shareholders can expect their fund company to communicate any such changes to them prior to the change taking place.)

■	Retail investors will continue to transact at a stable $1.00 NAV, but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. During this implementation period, we are partnering across the industry and with our service providers so that we can continue to support our institutional clients’ desire for intraday wire settlements within a floating NAV money market fund. We also note that the U.S. Treasury Department and the Internal Revenue Service issued proposed guidance to simplify the tax treatment of floating NAV funds, which would allow shareholders to measure net gains and losses over a tax period and not require them to calculate transaction-by-transaction gains and losses. Further, the SEC has stated that the adoption of a floating NAV for money market funds will not, under normal circumstances, preclude shareholders from classifying their investment in money market funds as cash equivalents for the purposes of U.S. generally accepted accounting principles.

Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

Letter to shareholders (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	3

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

Portfolio manager Dave Sylvester announced plans to retire in 2015.

Dave Sylvester, senior portfolio manager and head of money market funds, announced plans to retire on March 31, 2015, capping a 35-year career with Wells Capital Management, Inc., the subadvisor for the Wells Fargo Advantage Money Market Funds. Under Mr. Sylvester’s leadership, the Wells Fargo Advantage Money Market Funds consistently provided a stable investment option for investor assets through innumerable credit cycles, some of which were the most challenging of the modern era.

Jeffrey L. Weaver, CFA, head of Wells Capital Management’s short-duration team, became head of the money market fund team effective January 1, 2015. Consistent with our long-planned transition process, Senior Portfolio Managers Laurie R. White; Michael C. Bird, CFA; and James C. Randazzo will continue in their leadership roles in the day-to-day management of our prime, government, and municipal money market funds, working closely with Mr. Weaver. Matthew A. Grimes, CFA, will continue to lead the money market credit research team.

Despite this leadership transition, Wells Fargo’s money market investment philosophy and commitment to shareholders will remain unchanged. Our money market security selection process has long emphasized conservative investment choices, and all of the Wells Fargo Advantage Money Market Funds will continue to maintain an approach that seeks to prioritize preservation of capital, liquidity, and high-quality investments, driven by our own independent, fundamental credit research and risk management.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

4	Wells Fargo Advantage Cash Investment Money Market Fund	Letter to shareholders (unaudited)

Notice to shareholders

At a meeting held on February 18-19, 2015, the Board of Trustees of the Fund approved the delegation of certain portfolio management duties of Wells Capital Management Incorporated, the Fund’s sub-adviser, to Wells Capital Management Singapore, effective May 1, 2015. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Wells Fargo Funds Management, LLC, the Fund’s adviser, and a wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624.

Wells Capital Management Singapore will be compensated for its services by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

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6	Wells Fargo Advantage Cash Investment Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey L. Weaver, CFA

Laurie White

Michael C. Bird, CFA

Average annual total returns1 (%) as of January 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WFAXX)	7-31-2003	0.01	0.02	1.56	0.35	0.35
Institutional Class (WFIXX)	10-14-1987	0.01	0.06	1.66	0.23	0.20
Select Class (WFQXX)	6-29-2007	0.07	0.13	1.71	0.19	0.13
Service Class (NWIXX)	10-14-1987	0.01	0.01	1.48	0.52	0.50

Yield summary3 (%) as of January 31, 2015

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.01	0.03	0.10	0.01
7-day compound yield	0.01	0.03	0.10	0.01
30-day simple yield	0.01	0.02	0.09	0.01
30-day compound yield	0.01	0.02	0.09	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	7

Portfolio composition[4] as of January 31, 2015

Weighted average maturity[5] as of January 31, 2015
26 days

Weighted average life[6] as of January 31, 2015
50 days

Effective maturity distribution[4] as of January 31, 2015

[1]	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.12)%, 0.00%, 0.04%, and (0.29)% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These percentages are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Cash Investment Money Market Fund	Money market overview (unaudited)

Portfolio manager commentary

The two main themes that dominated the prime money markets during the 12-month period that ended January 31, 2015, continued to be a limited selection of high-quality assets and persistently low interest rates. In some cases, fundamental factors curbed the overall supply of short-term debt. In general, corporate balance sheets are in great shape and issuers took advantage of the lowest interest rates in decades to issue record amounts of long-term debt. At the same time, deficit spending eased, and the U.S. Treasury cut its Treasury bill issuance in favor of issuing longer-dated Treasuries, thereby locking in historically low rates.

While not necessarily influenced by the low level of interest rates, financial institutions are being encouraged to extend liabilities by new regulations like the Basel III liquidity coverage ratio (LCR), which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario. This constrains the overall supply of money market securities in two ways: curtailing short-term debt issuance in favor of longer maturities and increasing the demand for U.S. Treasury securities. Due to LCR costs, issuers are incented to increase issuance of securities with maturities greater than 32 days. This regulatory dynamic was in full display in December 2014 as issuers were reluctant to offer securities maturing in January 2015, preferring instead to pay a higher yield for maturities in February or longer to satisfy LCR requirements.

For most of the reporting period, money market yield curves remained in a narrow range. After a strong payroll report in December and perceived hawkish comments by the U.S. Federal Reserve (Fed), the London Interbank Offered Rate (LIBOR) curve steepened fairly dramatically during the last two months of the reporting period. After trading for most of the period near 0.23%, the benchmark 3-month LIBOR rate rose during the month of December and finished the reporting period at 0.253%. In contrast, the one-year LIBOR rate rose almost 9 basis points (bps; 100 bps equals 1.00%), from the low in June of 0.53% to almost 0.62% at the end of January, with the bulk of the gain occurring in the last two months. This allowed us to selectively extend maturities at relatively attractive levels as we closed out the period.

Just as the Fed wrapped up its quantitative easing (in October 2014) and talk of a tightening was on the near horizon, the European Central Bank announced its own quantitative easing plan in January 2015. With deflation in most of the rest of the developed world and very low inflation domestically, the Fed will be negotiating uncharted territory in 2015.

Strategic outlook

The next fiscal year seems to be shaping up as a year that is the same but different. It’s likely that the things that remain the same will be the influence and presence of the Fed in the financial markets and the role that the ongoing implementation of financial reform regulation will have on the supply and demand equations of investable assets. What seems likely to be different is that the federal funds target rate is in a position to possibly rise; it’s hard to believe that it has been 10 years since the Fed last instigated a tightening cycle. Analysts currently point to mid- to late-2015 for the Fed to begin the process of normalizing the federal funds target rate. The summary of economic projections produced by the Fed suggested its target rate may reach 1% by the end of 2015. The last time we saw that rate was December 2008, which was three months after the Lehman bankruptcy and when rates were on their last leg down to the current range of 0–25 bps.

If the recent market reactions to Fed comments provide any guidance, as long as the Fed does what is expected when it is expected—that is, 25 bps of tightening per meeting beginning in mid- to late-2015—then it’s likely we can expect an orderly liftoff. To the extent that the Fed deviates from such a measured response (or economic metrics are perceived to be likely to alter Fed behavior), volatility will ensue. Indeed, past experience indicates that the markets frequently underestimate not only the time period when tightening will begin but also the magnitude of tightening measures. In other words, the Fed tightens more frequently and faster than the market anticipates. This time around, at least thus far, the signals seem to be that the response will likely be as measured as it was in 2004, with the door left open to responding more quickly should the economic conditions require it. In either case, a strategy pursuing relatively short-dated, highly liquid maturities would seem to best serve our commitment to providing liquidity and stability of principal to our investors.

Fund expenses (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	9

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Institutional Class
Actual	$1,000.00	$1,000.06	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Select Class
Actual	$1,000.00	$1,000.39	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 37.72%
Abbey National Treasury Services plc	0.08%	2-2-2015	$115,000,000	$115,000,000
Abbey National Treasury Services plc ±	0.32	3-4-2015	90,000,000	90,000,000
Agricultural Bank of China ±	0.40	9-2-2016	45,000,000	45,000,000
Australia & New Zealand Banking Group	0.12	2-2-2015	119,000,000	119,000,000
Australia & New Zealand Banking Group	0.13	2-2-2015	103,000,000	103,000,000
Banco del Estado de Chile	0.21	3-10-2015	50,000,000	50,000,000
Banco del Estado de Chile ±	0.29	5-5-2015	35,000,000	35,000,000
Bank of Montreal ±	0.23	4-14-2015	40,000,000	40,000,000
Bank of Montreal	0.18	2-9-2015	45,000,000	45,000,000
Bank of Montreal	0.18	3-2-2015	30,000,000	30,000,000
Bank of Montreal	0.18	3-5-2015	35,000,000	35,000,000
Bank of Montreal	0.20	3-17-2015	40,000,000	40,000,000
Bank of Nova Scotia ±	0.24	3-4-2015	55,000,000	55,000,000
Bank of Nova Scotia ±	0.26	6-29-2015	60,000,000	60,000,000
Bank of Nova Scotia	0.42	2-19-2015	13,000,000	13,001,087
China Construction Bank Corporation ±	0.42	3-25-2015	91,000,000	91,000,000
Cooperatieve Centrale ±	0.27	2-3-2015	36,000,000	36,000,049
Credit Agricole SA	0.07	2-2-2015	199,000,000	199,000,000
Credit Industriel et Commercial (New York)	0.07	2-2-2015	159,000,000	159,000,000
Credit Suisse (New York) ±	0.61	3-24-2015	13,000,000	13,004,566
DG Bank (New York) (z)	0.20	2-5-2015	30,000,000	29,999,500
DG Bank (New York)	0.20	2-6-2015	45,000,000	45,000,000
DG Bank (New York) (z)	0.22	2-5-2015	40,000,000	39,999,267
DG Bank (New York)	0.24	4-16-2015	50,000,000	50,000,000
DG Bank (New York)	0.24	4-27-2015	80,000,000	80,000,000
DG Bank (New York)	0.25	3-23-2015	50,000,000	50,000,000
Erste Abwicklungsanstalt ±	0.99	3-13-2015	6,000,000	6,005,136
HSBC Bank plc	0.15	3-5-2015	40,000,000	40,000,000
HSBC Bank plc	0.15	3-11-2015	45,000,000	45,000,000
KBC Bank	0.07	2-2-2015	78,000,000	78,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-2-2015	45,000,000	45,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-3-2015	47,000,000	47,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-17-2015	50,000,000	50,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-25-2015	50,000,000	50,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.26	4-2-2015	50,000,000	50,000,000
Mizuho Bank Limited	0.20	2-3-2015	45,000,000	45,000,000
Mizuho Bank Limited	0.20	2-4-2015	30,000,000	30,000,000
Mizuho Bank Limited	0.21	2-19-2015	40,000,000	40,000,000
Mizuho Bank Limited	0.22	2-27-2015	95,000,000	95,000,000
Mizuho Bank Limited	0.25	4-8-2015	30,000,000	30,000,000
Mizuho Bank Limited (z)	0.26	3-5-2015	25,000,000	24,994,406
National Bank of Kuwait	0.08	2-2-2015	75,000,000	75,000,000
Natixis Corporation ±	0.07	2-2-2015	75,850,000	75,850,000
Natixis Corporation	0.24	9-18-2015	85,000,000	85,000,000
Nordea Bank	0.17	3-2-2015	40,000,000	40,000,000
Norinchukin Bank	0.18	2-13-2015	105,000,000	105,000,000
Norinchukin Bank	0.20	2-24-2015	30,000,000	29,999,817
Norinchukin Bank	0.24	4-13-2015	30,000,000	30,000,000
Rabobank Nederland (New York) ±	0.30	4-13-2015	50,000,000	50,000,000
Rabobank Nederland (New York) ±	0.29	2-27-2015	50,000,000	50,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Cash Investment Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Royal Bank of Canada ±	0.26%	9-4-2015	$65,000,000	$65,000,000
Skandinaviska Enskilda Banken AG	0.13	2-2-2015	226,000,000	226,000,000
Skandinaviska Enskilda Banken AG	0.25	4-9-2015	34,000,000	33,999,997
Societe Generale ±	0.25	1-26-2016	90,000,000	90,000,000
Standard Chartered Bank	0.21	2-13-2015	40,000,000	40,000,000
Standard Chartered Bank	0.21	3-3-2015	25,000,000	25,000,000
Standard Chartered Bank	0.25	4-16-2015	40,000,000	40,000,000
Standard Chartered Bank	0.25	5-15-2015	50,000,000	50,000,000
Standard Chartered Bank	0.26	4-1-2015	50,000,000	50,000,000
Standard Chartered Bank ±	0.29	4-21-2015	40,000,000	40,000,000
Sumitomo Mitsui Banking Corporation ±	0.24	3-19-2015	48,000,000	48,000,000
Sumitomo Mitsui Banking Corporation	0.25	4-2-2015	51,000,000	50,999,999
Sumitomo Trust & Banking Corporation	0.24	4-17-2015	45,000,000	45,000,000
Sumitomo Trust & Banking Corporation	0.26	3-30-2015	80,000,000	80,000,000
Sumitomo Trust & Banking Corporation	0.26	4-1-2015	50,000,000	50,000,000
Swedbank	0.06	2-2-2015	55,000,000	55,000,000
Swedbank	0.22	4-2-2015	40,000,000	40,000,000
Toronto-Dominion Bank	0.18	3-12-2015	35,000,000	35,000,000
Toronto-Dominion Bank ±	0.23	2-6-2015	80,000,000	80,000,000
Toronto-Dominion Bank ±	0.24	6-16-2015	53,000,000	53,000,000
Toronto-Dominion Bank ±	0.24	7-21-2015	30,000,000	30,000,000
Toronto-Dominion Bank ±	0.24	11-6-2015	21,000,000	21,000,000
Toronto-Dominion Bank ±	0.25	4-15-2015	55,000,000	55,000,000
Toronto-Dominion Bank ±	0.26	11-18-2015	30,000,000	30,000,000
United Overseas Bank Limited	0.17	2-2-2015	190,000,000	190,000,000
Westpac Banking Corporation ±	0.23	2-18-2015	45,000,000	45,000,000
Westpac Banking Corporation ±	0.27	11-3-2015	90,000,000	90,000,000

Total Certificates of Deposit (Cost $4,542,853,824)				4,542,853,824

Commercial Paper: 45.39%

Asset-Backed Commercial Paper: 22.45%
Albion Capital Corporation 144A(z)	0.20	2-23-2015	22,155,000	22,152,415
Alpine Securitization Corporation 144A(z)	0.23	2-4-2015	40,000,000	39,999,489
Anglesea Funding LLC 144A±	0.30	3-20-2015	14,000,000	14,000,000
Anglesea Funding LLC 144A(z)	0.17	2-4-2015	14,000,000	13,999,868
Anglesea Funding LLC 144A±	0.30	3-27-2015	30,000,000	30,000,000
Anglesea Funding LLC 144A±	0.30	7-6-2015	20,000,000	20,000,000
Anglesea Funding LLC 144A±	0.30	5-28-2015	40,000,000	40,000,000
Anglesea Funding LLC 144A±	0.30	4-16-2015	20,000,000	20,000,000
Antalis US Funding Corporation 144A(z)	0.25	2-2-2015	40,000,000	40,000,000
Antalis US Funding Corporation 144A(z)	0.26	3-10-2015	10,000,000	9,997,400
Aspen Funding Corporation 144A(z)	0.21	2-3-2015	50,000,000	49,999,708
Bedford Row Funding Corporation 144A±	0.27	7-13-2015	16,000,000	16,000,000
Bedford Row Funding Corporation 144A±	0.27	9-2-2015	30,000,000	29,998,250
Bedford Row Funding Corporation 144A±	0.27	9-16-2015	26,000,000	25,998,377
Bedford Row Funding Corporation 144A±	0.28	4-24-2015	31,000,000	30,999,422
Bennington Stark Capital Company LLC 144A±	0.36	5-6-2015	30,000,000	29,998,860
Bennington Stark Capital Company LLC 144A(z)	0.24	2-2-2015	25,000,000	25,000,000
Cedar Springs Capital Company 144A(z)	0.33	3-10-2015	16,000,000	15,994,720

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Collateralized Commercial Paper Company LLC 144A(z)	0.41%	2-27-2015	$39,000,000	$38,988,896
Concord Minutemen Capital Company 144A(z)	0.21	2-4-2015	15,000,000	14,999,825
Concord Minutemen Capital Company 144A(z)	0.21	2-9-2015	20,000,000	19,999,183
Concord Minutemen Capital Company 144A(z)	0.23	3-9-2015	20,000,000	19,995,528
Concord Minutemen Capital Company 144A(z)	0.23	3-11-2015	25,000,000	24,994,090
Concord Minutemen Capital Company 144A(z)	0.27	4-6-2015	10,000,000	9,995,275
Concord Minutemen Capital Company 144A(z)	0.27	4-7-2015	30,000,000	29,985,600
Concord Minutemen Capital Company 144A(z)	0.27	4-9-2015	10,000,000	9,995,050
Concord Minutemen Capital Company 144A(z)	0.27	4-22-2015	15,000,000	14,991,113
Crown Point Capital Company LLC 144A(z)	0.21	2-4-2015	20,000,000	19,999,767
Crown Point Capital Company LLC 144A(z)	0.21	2-5-2015	20,000,000	19,999,650
Crown Point Capital Company LLC 144A(z)	0.21	2-9-2015	14,000,000	13,999,428
Crown Point Capital Company LLC 144A(z)	0.23	3-10-2015	10,000,000	9,997,700
Crown Point Capital Company LLC 144A(z)	0.27	4-6-2015	60,000,000	59,971,650
Crown Point Capital Company LLC 144A(z)	0.27	4-8-2015	10,000,000	9,995,125
Crown Point Capital Company LLC 144A(z)	0.27	4-9-2015	30,000,000	29,985,150
Crown Point Capital Company LLC 144A(z)	0.27	4-22-2015	20,000,000	19,988,150
Gemini Securitization Corporation LLC 144A(z)	0.20	2-3-2015	60,000,000	59,999,667
Gotham Funding Corporation 144A(z)	0.19	2-12-2015	40,000,000	39,997,888
Gotham Funding Corporation 144A(z)	0.19	2-13-2015	20,000,000	19,998,839
Gotham Funding Corporation 144A(z)	0.19	2-20-2015	5,000,000	4,999,525
Gotham Funding Corporation 144A(z)	0.19	2-25-2015	50,000,000	49,993,931
Gotham Funding Corporation 144A(z)	0.19	3-6-2015	10,000,000	9,998,311
Hannover Funding Company LLC 144A(z)	0.20	2-4-2015	9,000,000	8,999,900
Hannover Funding Company LLC 144A(z)	0.20	2-12-2015	40,000,000	39,997,777
Hannover Funding Company LLC 144A(z)	0.20	2-19-2015	10,000,000	9,999,056
Hannover Funding Company LLC 144A(z)	0.22	3-13-2015	10,000,000	9,997,617
Hannover Funding Company LLC 144A(z)	0.22	4-27-2015	20,000,000	19,989,733
Institutional Secured Funding LLC 144A(z)	0.25	2-4-2015	7,000,000	6,999,903
Institutional Secured Funding LLC 144A(z)	0.38	2-10-2015	15,000,000	14,998,733
Institutional Secured Funding LLC 144A(z)	0.38	2-18-2015	5,000,000	4,999,156
Institutional Secured Funding LLC 144A(z)	0.40	2-11-2015	5,000,000	4,999,500
Kells Funding LLC 144A±	0.24	8-25-2015	10,000,000	9,999,433
Kells Funding LLC 144A±	0.24	2-5-2015	25,000,000	24,999,994
Kells Funding LLC 144A±	0.24	5-15-2015	30,000,000	30,000,000
Kells Funding LLC 144A±	0.24	2-13-2015	14,000,000	14,000,025
Kells Funding LLC 144A±	0.25	1-11-2016	30,000,000	30,000,000
Kells Funding LLC 144A±	0.25	1-13-2016	20,000,000	20,000,000
Kells Funding LLC 144A±	0.25	9-18-2015	25,000,000	24,998,417
Kells Funding LLC 144A±	0.25	10-7-2015	28,000,000	27,997,921
Kells Funding LLC 144A±	0.25	9-23-2015	40,000,000	39,996,845
Kells Funding LLC 144A±	0.26	9-29-2015	45,000,000	44,996,330
Lexington Parker Capital Company LLC 144A(z)	0.21	2-6-2015	25,000,000	24,999,417
Lexington Parker Capital Company LLC 144A(z)	0.21	2-9-2015	12,000,000	11,999,510
Lexington Parker Capital Company LLC 144A(z)	0.23	3-11-2015	75,000,000	74,982,271
Lexington Parker Capital Company LLC 144A(z)	0.27	4-7-2015	25,000,000	24,988,000
Lexington Parker Capital Company LLC 144A(z)	0.27	4-9-2015	15,000,000	14,992,575
Lexington Parker Capital Company LLC 144A(z)	0.27	4-10-2015	10,000,000	9,994,975
Lexington Parker Capital Company LLC 144A(z)	0.27	4-13-2015	25,000,000	24,986,875
Liberty Street Funding LLC 144A(z)	0.15	2-9-2015	13,000,000	12,999,621

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Cash Investment Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Liberty Street Funding LLC 144A(z)	0.15%	2-23-2015	$7,000,000	$6,999,388
Liberty Street Funding LLC 144A(z)	0.17	2-2-2015	8,000,000	8,000,000
Liberty Street Funding LLC 144A(z)	0.18	2-11-2015	25,000,000	24,998,875
Liberty Street Funding LLC 144A(z)	0.18	3-23-2015	20,000,000	19,995,100
Liberty Street Funding LLC 144A(z)	0.19	2-25-2015	8,000,000	7,999,029
Liberty Street Funding LLC 144A(z)	0.19	4-8-2015	4,000,000	3,998,628
Liberty Street Funding LLC 144A(z)	0.20	4-14-2015	20,000,000	19,992,111
Liberty Street Funding LLC 144A(z)	0.20	4-24-2015	10,000,000	9,995,500
Liberty Street Funding LLC 144A(z)	0.20	4-27-2015	15,000,000	14,993,000
LMA Americas LLC 144A(z)	0.08	2-2-2015	1,000,000	1,000,000
LMA Americas LLC 144A(z)	0.18	2-6-2015	140,000,000	139,997,200
LMA Americas LLC 144A(z)	0.18	2-9-2015	12,000,000	11,999,580
LMA Americas LLC 144A(z)	0.26	3-4-2015	20,000,000	19,995,667
LMA Americas LLC 144A(z)	0.26	3-10-2015	20,000,000	19,994,800
Manhattan Asset Funding Company LLC 144A(z)	0.20	2-25-2015	20,000,000	19,997,444
Manhattan Asset Funding Company LLC 144A(z)	0.22	2-18-2015	9,000,000	8,999,120
Manhattan Asset Funding Company LLC 144A(z)	0.22	3-9-2015	30,000,000	29,993,583
Manhattan Asset Funding Company LLC 144A(z)	0.22	3-10-2015	20,000,000	19,995,600
Manhattan Asset Funding Company LLC 144A(z)	0.22	3-11-2015	10,000,000	9,997,739
Manhattan Asset Funding Company LLC 144A(z)	0.22	3-27-2015	40,000,000	39,987,044
Matchpoint Master Trust 144A(z)	0.26	3-2-2015	10,000,000	9,997,978
Matchpoint Master Trust 144A(z)	0.28	3-20-2015	20,000,000	19,992,844
MetLife Short Term Funding LLC 144A(z)	0.20	2-11-2015	20,000,000	19,999,000
Newport Funding Corporation 144A(z)	0.21	2-3-2015	50,000,000	49,999,708
Old Line Funding LLC 144A(z)	0.28	4-20-2015	11,000,000	10,993,412
Ridgefield Funding Company LLC 144A±	0.27	6-12-2015	75,000,000	75,000,000
Ridgefield Funding Company LLC 144A±	0.27	7-8-2015	45,000,000	45,000,000
Ridgefield Funding Company LLC 144A(z)	0.32	2-5-2015	35,000,000	34,999,066
Salisbury Receivables Company 144A(z)	0.10	2-2-2015	9,000,000	9,000,000
Salisbury Receivables Company 144A(z)	0.21	2-11-2015	12,000,000	11,999,370
Salisbury Receivables Company 144A(z)	0.20	2-4-2015	15,000,000	14,999,833
Scaldis Capital LLC 144A(z)	0.25	2-13-2015	5,000,000	4,999,618
Scaldis Capital LLC 144A(z)	0.25	2-18-2015	20,000,000	19,997,778
Scaldis Capital LLC 144A(z)	0.29	3-23-2015	10,000,000	9,996,053
Starbird Funding Corporation 144A(z)	0.26	2-20-2015	10,000,000	9,998,700
Starbird Funding Corporation 144A(z)	0.26	2-24-2015	20,000,000	19,996,822
Sydney Capital Corporation 144A(z)	0.22	3-24-2015	15,000,000	14,995,417
Versailles Commercial Paper LLC 144A±	0.24	7-20-2015	30,000,000	30,000,000
Versailles Commercial Paper LLC 144A±	0.24	8-6-2015	27,000,000	27,000,000
Victory Receivables 144A(z)	0.19	2-2-2015	28,000,000	28,000,000
Victory Receivables 144A(z)	0.19	2-18-2015	15,000,000	14,998,733
Victory Receivables 144A(z)	0.19	2-20-2015	25,000,000	24,997,625
Victory Receivables 144A(z)	0.19	2-24-2015	50,000,000	49,994,194
Victory Receivables 144A(z)	0.20	2-12-2015	49,000,000	48,997,303
White Plains Capital Company LLC 144A(z)	0.32	2-9-2015	20,000,000	19,998,756
Working Capital Management Company 144A(z)	0.20	2-9-2015	15,000,000	14,999,417
Working Capital Management Company 144A(z)	0.20	2-13-2015	10,000,000	9,999,389

				2,704,801,858

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper: 14.58%
ASB Finance Limited 144A±	0.24%	4-29-2015	$19,000,000	$18,999,567
Australia & New Zealand Banking Group 144A(z)	0.18	3-16-2015	30,000,000	29,993,700
Australia & New Zealand Banking Group 144A±	0.28	12-21-2015	24,000,000	24,000,000
Banco de Chile 144A(z)	0.30	3-3-2015	10,000,000	9,997,583
Banco de Chile 144A(z)	0.30	3-9-2015	10,000,000	9,997,083
Banco de Chile 144A(z)	0.30	3-16-2015	10,000,000	9,996,500
Banco de Chile 144A(z)	0.32	4-8-2015	8,000,000	7,995,378
Banco de Chile 144A(z)	0.32	4-22-2015	17,000,000	16,988,062
Banco de Credito e Inversiones 144A(z)	0.46	4-7-2015	15,000,000	14,987,733
Banco de Credito e Inversiones 144A(z)	0.46	4-27-2015	30,000,000	29,967,800
Banco Santander Chile 144A(z)	0.34	2-19-2015	20,000,000	19,996,789
Banco Santander Chile 144A(z)	0.34	3-11-2015	27,000,000	26,990,565
Banco Santander Chile 144A(z)	0.40	3-19-2015	17,000,000	16,991,500
BPCE SA 144A(z)	0.25	2-5-2015	90,000,000	89,998,125
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	2-10-2015	50,000,000	49,998,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	2-18-2015	50,000,000	49,994,889
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	2-24-2015	30,000,000	29,995,783
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	3-27-2015	40,000,000	39,985,867
CDP Financial Incorporated 144A(z)	0.15	2-18-2015	10,000,000	9,999,333
CDP Financial Incorporated 144A(z)	0.16	3-13-2015	3,000,000	2,999,480
CDP Financial Incorporated 144A(z)	0.18	4-7-2015	5,000,000	4,998,400
CDP Financial Incorporated 144A(z)	0.18	4-13-2015	8,000,000	7,997,200
CDP Financial Incorporated 144A(z)	0.20	3-23-2015	20,000,000	19,994,556
Commonwealth Bank of Australia 144A±	0.25	7-2-2015	19,000,000	19,000,000
Commonwealth Bank of Australia 144A±	0.25	5-20-2015	40,000,000	40,000,000
Commonwealth Bank of Australia 144A±	0.25	5-22-2015	25,000,000	25,000,000
Commonwealth Bank of Australia 144A±	0.26	6-18-2015	55,000,000	54,998,961
CPPIB Capital Incorporated 144A(z)	0.15	2-27-2015	25,000,000	24,997,396
DBS Bank Limited 144A(z)	0.20	4-8-2015	20,000,000	19,992,778
DBS Bank Limited 144A(z)	0.21	4-13-2015	30,000,000	29,987,750
JPMorgan Securities Incorporated 144A±	0.37	11-19-2015	50,000,000	50,000,000
Macquarie Bank Limited 144A(z)	0.21	3-25-2015	30,000,000	29,990,650
Macquarie Bank Limited 144A±	0.55	4-7-2015	4,000,000	4,001,446
Mizuho Funding LLC 144A(z)	0.25	4-13-2015	10,000,000	9,995,139
National Australia Bank Limited 144A±	0.25	7-7-2015	90,000,000	90,000,000
National Australia Bank Limited 144A±	0.25	11-20-2015	45,000,000	45,000,000
National Australia Funding Incorporated 144A±	0.24	3-10-2015	50,000,000	50,000,000
Nordea Bank AB 144A(z)	0.18	2-4-2015	45,000,000	44,999,550
Nordea Bank AB 144A(z)	0.21	4-1-2015	21,000,000	20,992,895
NV Bank Nederlandse Gemeenten 144A±	0.24	9-3-2015	35,000,000	35,000,000
Oversea-Chinese Banking Corporation Limited (z)	0.18	3-24-2015	20,000,000	19,995,000
Oversea-Chinese Banking Corporation Limited (z)	0.18	3-25-2015	10,000,000	9,997,450
PSP Capital Incorporated 144A(z)	0.15	2-2-2015	10,000,000	10,000,000
PSP Capital Incorporated 144A(z)	0.15	2-10-2015	6,000,000	5,999,800
PSP Capital Incorporated 144A(z)	0.15	2-20-2015	10,000,000	9,999,250
PSP Capital Incorporated 144A(z)	0.17	4-13-2015	10,000,000	9,996,694
PSP Capital Incorporated 144A(z)	0.17	4-15-2015	15,000,000	14,994,900
PSP Capital Incorporated 144A(z)	0.20	3-19-2015	12,000,000	11,997,000
Shagang South Asia (z)	0.35	2-3-2015	10,000,000	9,999,903
Shagang South Asia (z)	0.45	2-9-2015	20,000,000	19,998,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Cash Investment Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Skandinaviska Enskilda Banken AG 144A(z)	0.21%	2-2-2015	$10,000,000	$10,000,000
Skandinaviska Enskilda Banken AG 144A(z)	0.21	2-3-2015	24,000,000	23,999,860
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	4-2-2015	43,000,000	42,982,734
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	4-8-2015	85,000,000	84,961,632
Suncorp Group Limited 144A(z)	0.25	2-5-2015	15,000,000	14,999,688
Suncorp Group Limited 144A(z)	0.25	2-10-2015	13,000,000	12,999,278
Suncorp Group Limited 144A(z)	0.25	2-26-2015	5,000,000	4,999,167
Suncorp Group Limited 144A(z)	0.27	3-18-2015	17,000,000	16,994,390
Suncorp Group Limited 144A(z)	0.27	3-19-2015	10,000,000	9,996,625
Suncorp Group Limited 144A(z)	0.31	5-14-2015	10,000,000	9,991,303
Swedbank (z)	0.20	2-26-2015	25,000,000	24,996,667
Swedbank (z)	0.21	3-13-2015	20,000,000	19,995,450
United Overseas Bank Limited 144A(z)	0.28	2-9-2015	25,000,000	24,998,639
United Overseas Bank Limited 144A(z)	0.28	2-11-2015	43,000,000	42,996,990
United Overseas Bank Limited 144A(z)	0.28	2-25-2015	25,000,000	24,995,528
United Overseas Bank Limited 144A(z)	0.28	3-9-2015	10,000,000	9,997,278
United Overseas Bank Limited 144A(z)	0.28	3-16-2015	45,000,000	44,985,300
Westpac Banking Corporation 144A±	0.26	10-19-2015	71,000,000	71,000,000

				1,755,689,234

Other Commercial Paper: 8.36%
Caisse Des Depots et Consignations 144A(z)	0.18	2-23-2015	20,000,000	19,997,958
Caisse Des Depots et Consignations 144A(z)	0.18	2-24-2015	30,000,000	29,996,792
Caisse Des Depots et Consignations 144A(z)	0.18	2-26-2015	40,000,000	39,995,333
Caisse Des Depots et Consignations 144A(z)	0.21	4-1-2015	61,000,000	60,979,853
Caisse Des Depots et Consignations 144A(z)	0.21	3-12-2015	75,000,000	74,983,375
Caisse Des Depots et Consignations 144A(z)	0.22	3-23-2015	30,000,000	29,991,017
Changhong Hong Kong Trading Limited (z)	0.43	2-6-2015	38,000,000	37,998,184
China International Marine Containers Company Limited (z)	0.38	2-3-2015	15,000,000	14,999,842
China International Marine Containers Company Limited (z)	0.38	2-4-2015	35,000,000	34,999,261
China International Marine Containers Company Limited (z)	0.38	2-9-2015	10,000,000	9,999,261
China International Marine Containers Company Limited (z)	0.38	2-10-2015	20,000,000	19,998,311
China Shipping Container Lines Company Limited (z)	0.38	2-3-2015	15,000,000	14,999,842
China Shipping Container Lines Company Limited (z)	0.38	2-9-2015	35,000,000	34,997,414
CNPC Finance 144A(z)	0.40	2-5-2015	15,000,000	14,999,500
CNPC Finance 144A(z)	0.40	2-6-2015	30,000,000	29,998,667
CNPC Finance 144A(z)	0.40	2-10-2015	10,000,000	9,999,111
CNPC Finance 144A(z)	0.40	2-12-2015	32,000,000	31,996,444
CNPC Finance 144A(z)	0.40	2-13-2015	39,000,000	38,995,233
CNPC Finance 144A(z)	0.40	2-25-2015	16,000,000	15,995,911
CNPC Finance 144A(z)	0.40	2-26-2015	25,000,000	24,993,333
COFCO Capital Corporation (z)	0.18	2-10-2015	10,000,000	9,999,600
COFCO Capital Corporation (z)	0.18	2-12-2015	10,000,000	9,999,500
COFCO Capital Corporation (z)	0.48	2-3-2015	10,000,000	9,999,867
Erste Abwicklungsanstalt 144A(z)	0.18	3-3-2015	15,000,000	14,997,825
Erste Abwicklungsanstalt 144A(z)	0.18	3-5-2015	35,000,000	34,994,575
Erste Abwicklungsanstalt 144A(z)	0.19	3-23-2015	15,000,000	14,996,121
Erste Abwicklungsanstalt 144A(z)	0.20	4-1-2015	27,000,000	26,991,300
Erste Abwicklungsanstalt 144A(z)	0.24	6-10-2015	12,000,000	11,989,760

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)
Erste Abwicklungsanstalt 144A(z)	0.24%	6-11-2015	$19,000,000	$18,983,660
Erste Abwicklungsanstalt 144A(z)	0.25	6-18-2015	15,000,000	14,986,117
Sinochem Company Limited (z)	0.20	4-9-2015	50,000,000	49,981,667
Sinochem Company Limited (z)	0.40	2-3-2015	20,000,000	19,999,778
Sinochem Company Limited (z)	0.40	2-10-2015	20,000,000	19,998,222
Svensk Exportkredit AB (z)	0.28	4-23-2015	65,000,000	64,959,556
Toyota Motor Credit Corporation ±	0.23	3-9-2015	45,000,000	45,000,000
Toyota Motor Credit Corporation ±	0.24	3-6-2015	48,000,000	48,000,000

				1,006,792,190

Total Commercial Paper (Cost $5,467,283,282)				5,467,283,282

Government Agency Debt: 0.29%
Overseas Private Investment Corporation ±§(i)	0.11	7-9-2026	35,000,000	35,000,000

Total Government Agency Debt (Cost $35,000,000)				35,000,000

Municipal Obligations: 4.65%

California: 0.20%

Other Municipal Debt: 0.13%
Imperial Irrigation District California Electric and Water System Project Series B (Utilities Revenue)	0.19	2-13-2015	9,500,000	9,500,000
San Jose CA International Airport Series C (Airport Revenue)	0.24	3-11-2015	6,122,000	6,122,000

				15,622,000

Variable Rate Demand Notes ø: 0.07%
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.21	11-1-2041	2,000,000	2,000,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.13	9-1-2036	7,000,000	7,000,000

				9,000,000

Colorado: 0.28%

Variable Rate Demand Note ø: 0.28%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.11	5-1-2052	33,415,000	33,415,000

Connecticut: 0.18%

Variable Rate Demand Note ø: 0.18%
New Britain CT Taxable Pension Series C (GO, Bank of America NA LOC)	0.20	2-1-2026	21,800,000	21,800,000

Florida: 0.07%

Variable Rate Demand Note ø: 0.07%
Tampa Bay FL Allegany Health Systems Puttable Floating Option Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144A	0.45	12-1-2025	7,920,000	7,920,000

Georgia: 0.15%

Other Municipal Debt: 0.04%
Georgia Municipal Electric Authority Series B (Electric Utilities)	0.16	2-5-2015	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Cash Investment Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Note ø: 0.11%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.42%	10-1-2039	$12,440,000	$12,440,000

Illinois: 0.10%

Variable Rate Demand Note ø: 0.10%
Illinois Regional Transportation Authority Series A1 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.14	4-1-2016	12,000,000	12,000,000

Maryland: 0.63%

Variable Rate Demand Notes ø: 0.63%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, FHA/VA Insured, Bank of New York Mellon SPA)	0.11	9-1-2033	42,000,000	42,000,000
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.10	9-1-2044	12,000,000	12,000,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA)	0.11	7-1-2045	21,795,000	21,795,000

				75,795,000

New York: 0.74%

Variable Rate Demand Notes ø: 0.74%
New York HFA Series A (Housing Revenue, Bank of China LOC)	0.21	5-1-2048	50,000,000	50,000,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.15	6-15-2044	8,000,000	8,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.27	6-1-2015	10,000,000	10,000,000
Yeshiva University New York Trust Series T30021-1 (Education Revenue, Citibank NA LIQ) 144A	0.42	7-1-2015	14,500,000	14,500,000
Yeshiva University New York Trust Series T30022-1 (Education Revenue, Citibank NA LIQ) 144A	0.42	9-1-2024	7,000,000	7,000,000

				89,500,000

North Carolina: 0.06%

Variable Rate Demand Note ø: 0.06%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.14	7-1-2027	7,330,000	7,330,000

Ohio: 0.20%

Variable Rate Demand Notes ø: 0.20%
Ohio Health Corporation (Health Revenue)	0.18	2-3-2015	4,000,000	4,000,000
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12	9-1-2039	20,497,000	20,497,000

				24,497,000

Other: 1.45%

Variable Rate Demand Notes ø: 1.45%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 related to Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.14	12-31-2015	46,850,000	46,850,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes (continued)
PFOTER Series TNP 1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45%	12-1-2038	$35,230,000	$35,230,000
PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	9-15-2015	92,473,000	92,473,000

				174,553,000

Pennsylvania: 0.05%

Other Municipal Debt: 0.05%
Joint Venture Interest Trust Receipts Pennsylvania Higher Education Authority Thomas Jefferson University Series A (Education Revenue, Bank of America NA LIQ) 144A	0.25	5-31-2015	5,000,000	5,000,000
RBC Municipal Products Incorporated Trust Series E-52 for Invesco Van Kampen Pennsylvania Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.27	6-1-2015	1,000,000	1,000,000

				6,000,000

South Carolina: 0.12%

Other Municipal Debt: 0.12%
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.16	2-17-2015	6,000,000	6,000,000
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	3-2-2015	4,000,000	4,000,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	3-2-2015	4,000,000	4,000,000

				14,000,000

Texas: 0.39%

Variable Rate Demand Notes ø: 0.39%
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.20	2-1-2035	33,095,000	33,095,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.32	12-15-2026	14,266,296	14,266,296

				47,361,296

Washington: 0.03%

Other Municipal Debt: 0.03%
Port of Seattle WA Series D1 (Port Authority Revenue)	0.18	2-10-2015	4,000,000	4,000,000

Total Municipal Obligations (Cost $560,233,296)				560,233,296

Other Instruments: 6.06%
Commonwealth Bank of Australia ±144A	1.04	9-18-2015	5,000,000	5,024,911
DBS Bank Limited Pooled Bank Deposit Product	0.17	2-2-2015	235,000,000	235,000,000
Dexia Credit Local ±	0.44	11-23-2015	40,000,000	40,041,352
GBG LLC Custody Receipts ±144A§	0.10	9-1-2027	13,867,000	13,867,000
JPMorgan Chase Bank NA ±	0.41	7-17-2015	20,000,000	20,002,171
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.14	2-2-2015	2,600,000	2,600,000
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.17	3-2-2015	10,000,000	10,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.17	2-2-2015	220,000,000	220,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A§	0.90	5-15-2051	9,485,000	9,485,000
State Street Bank & Trust Company ±	0.24	3-17-2015	49,000,000	49,000,000
State Street Bank & Trust Company ±	0.25	4-10-2015	45,000,000	45,000,000
State Street Bank & Trust Company ±	0.31	10-1-2015	45,000,000	45,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Cash Investment Money Market Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Other Instruments (continued)
State Street Bank & Trust Company ±	0.31%	10-23-2015	$35,000,000	$35,000,000

Total Other Instruments (Cost $730,020,434)				730,020,434

Other Notes: 0.48%

Corporate Bonds and Notes: 0.48%
ACTS Retirement Life Communities Incorporated ±§	0.08	11-15-2029	10,893,000	10,893,000
LTF Real Estate LLC ±144A§	0.24	6-1-2033	14,600,000	14,600,000
New York Life Global Funding Note ±144A	0.25	10-29-2015	8,000,000	8,000,000
Providence Health & Services ±§	0.11	10-1-2042	11,790,000	11,790,000
Racetrac Capital LLC ±§	0.11	9-1-2020	12,000,000	12,000,000

Total Other Notes (Cost $57,283,000)				57,283,000

Repurchase Agreements ^^: 5.66%
Bank of America Corporation, dated 1-30-2015, maturity value $20,000,100 (1)	0.06	2-2-2015	20,000,000	20,000,000
Credit Agricole, dated 1-30-2015, maturity value $78,000,520 (2)	0.08	2-2-2015	78,000,000	78,000,000
Goldman Sachs & Company, dated 1-2-2015, maturity value $89,023,733 (3) ±§¢(i)	0.16	3-3-2015	89,000,000	89,000,000
GX Clarke & Company, dated 1-30-2015, maturity value $50,000,667 (4)	0.16	2-2-2015	50,000,000	50,000,000
JPMorgan Securities, dated 1-2-2015, maturity value $17,002,049 (5) ±§¢	0.14	2-2-2015	17,000,000	17,000,000
JPMorgan Securities, dated 1-2-2015, maturity value $222,112,665 (6) ±§¢(i)	0.29	3-6-2015	222,000,000	222,000,000
Nomura Holdings, dated 1-30-2015, maturity value $206,001,373 (7)	0.08	2-2-2015	206,000,000	206,000,000

Total Repurchase Agreements (Cost $682,000,000)				682,000,000

Total investments in securities (Cost $12,074,673,836)*	100.25%	12,074,673,836
Other assets and liabilities, net	(0.25)	(29,827,650)

Total net assets	100.00%	$12,044,846,186

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

§	The security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 6.00%, 8-1-2033 to 11-1-2043, fair value including accrued interest is $20,600,000.

(2)	U.S. government securities, 0.38% to 6.50%, 4-1-2016 to 5-20-2061, fair value including accrued interest is $80,338,486.

(3)	Commercial paper, 0.00% to 0.23%, 2-4-2015 to 7-13-2015, fair value including accrued interest is $90,780,000.

(4)	U.S. government securities, 0.15% to 6.50%, 10-20-2016 to 12-1-2044, fair value including accrued interest is $51,393,148.

(5)	Commercial paper, 0.00%, 7-23-2015, fair value is $17,340,729.

(6)	Commercial paper and U.S. government securities, 0.00% to 7.50%, 2-3-2015 to 10-1-2044, fair value including accrued interest is $229,512,613.

(7)	U.S. government securities, 2.49% to 8.00%, 5-15-2023 to 1-20-2045, fair value including accrued interest is $212,180,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Cash Investment Money Market Fund	Statement of assets and liabilities—January 31, 2015

Assets
Investments in unaffiliated securities, at amortized cost	$12,074,673,836
Cash	38,256
Receivable for investments sold	60,000
Receivable for Fund shares sold	1,529,303
Receivable for interest	1,584,481
Prepaid expenses and other assets	50,813

Total assets	12,077,936,689

Liabilities
Dividends payable	158,783
Payable for investments purchased	29,990,650
Payable for Fund shares redeemed	909,990
Advisory fee payable	266,871
Administration fees payable	1,169,001
Accrued expenses and other liabilities	595,208

Total liabilities	33,090,503

Total net assets	$12,044,846,186

NET ASSETS CONSIST OF
Paid-in capital	$12,047,139,743
Overdistributed net investment income	(125)
Accumulated net realized losses on investments	(2,293,432)

Total net assets	$12,044,846,186

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$396,339,477
Shares outstanding – Administrator Class[1]	396,307,844
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$4,320,392,000
Shares outstanding – Institutional Class[1]	4,320,013,256
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$5,889,778,779
Shares outstanding – Select Class[1]	5,889,350,767
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,438,335,930
Shares outstanding – Service Class[1]	1,438,240,311
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2015	Wells Fargo Advantage Cash Investment Money Market Fund	21

Investment income
Interest	$26,244,653

Expenses
Advisory fee	12,918,239
Administration fees
Fund level	5,371,362
Administrator Class	396,610
Institutional Class	3,751,672
Select Class	2,589,127
Service Class	1,631,067
Shareholder servicing fees
Administrator Class	394,737
Service Class	3,390,100
Custody and accounting fees	654,282
Professional fees	41,885
Registration fees	43,236
Shareholder report expenses	37,565
Trustees’ fees and expenses	11,692
Other fees and expenses	154,689

Total expenses	31,386,263
Less: Fee waivers and/or expense reimbursements	(10,578,856)

Net expenses	20,807,407

Net investment income	5,437,246

Net realized gains on investments	25,529

Net increase in net assets resulting from operations	$5,462,775

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Cash Investment Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2015		Year ended January 31, 2014

Operations
Net investment income		$5,437,246		$8,628,333
Net realized gains on investments		25,529		660,403

Net increase in net assets resulting from operations		5,462,775		9,288,736

Distributions to shareholders from
Net investment income
Administrator Class		(39,658)		(47,865)
Institutional Class		(528,416)		(1,710,648)
Select Class		(4,733,259)		(6,723,088)
Service Class		(135,913)		(144,718)

Total distributions to shareholders		(5,437,246)		(8,626,319)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	865,673,665	865,673,665	828,519,012	828,519,012
Institutional Class	24,029,183,652	24,029,183,652	24,065,826,071	24,065,826,071
Select Class	63,324,957,808	63,324,957,808	77,569,835,098	77,569,835,098
Service Class	6,476,121,256	6,476,121,256	6,031,732,798	6,031,732,798

		94,695,936,381		108,495,912,979

Reinvestment of distributions
Administrator Class	27,497	27,497	33,164	33,164
Institutional Class	239,867	239,867	750,986	750,986
Select Class	4,006,258	4,006,258	5,237,985	5,237,985
Service Class	64,546	64,546	69,519	69,519

		4,338,168		6,091,654

Payment for shares redeemed
Administrator Class	(962,449,292)	(962,449,292)	(885,231,879)	(885,231,879)
Institutional Class	(24,836,074,964)	(24,836,074,964)	(26,126,427,077)	(26,126,427,077)
Select Class	(65,090,008,049)	(65,090,008,049)	(76,331,615,814)	(76,331,615,814)
Service Class	(6,486,565,425)	(6,486,565,425)	(6,177,546,107)	(6,177,546,107)

		(97,375,097,730)		(109,520,820,877)

Net decrease in net assets resulting from capital share transactions		(2,674,823,181)		(1,018,816,244)

Total decrease in net assets		(2,674,797,652)		(1,018,153,827)

Net assets
Beginning of period		14,719,643,838		15,737,797,665

End of period		$12,044,846,186		$14,719,643,838

Undistributed (overdistributed) net investment income		$(125)		$137

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Cash Investment Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.03%	0.24%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.34%	0.35%	0.35%	0.38%
Net expenses	0.19%	0.22%	0.26%	0.25%	0.32%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.04%	0.25%
Supplemental data
Net assets, end of period (000s omitted)	$396,339	$493,087	$549,744	$600,737	$764,595	$1,013,058

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.03%	0.07%	0.06%	0.15%	0.36%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.26%
Net expenses	0.19%	0.20%	0.20%	0.20%	0.20%	0.22%
Net investment income	0.01%	0.03%	0.07%	0.06%	0.16%	0.37%
Supplemental data
Net assets, end of period (000s omitted)	$4,320,392	$5,127,034	$7,186,632	$6,246,114	$8,268,232	$8,887,844

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Cash Investment Money Market Fund	25

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
SELECT CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.07%	0.10%	0.14%	0.13%	0.21%	0.43%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.22%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.15%
Net investment income	0.07%	0.10%	0.14%	0.13%	0.22%	0.41%
Supplemental data
Net assets, end of period (000s omitted)	$5,889,779	$7,650,810	$6,407,032	$5,325,713	$7,593,851	$4,897,725

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
SERVICE CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.14%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.56%
Net expenses	0.19%	0.22%	0.26%	0.25%	0.35%	0.46%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$1,438,336	$1,448,713	$1,594,389	$2,000,296	$2,284,605	$4,015,237

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Cash Investment Money Market Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

28	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to financial statements

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Accumulated net realized losses on investments
$(262)	$262

As of January 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,293,432 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements	Wells Fargo Advantage Cash Investment Money Market Fund	29
■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

30	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to financial statements

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $5,437,246 and $8,626,319 of ordinary income for the years ended January 31, 2015 and January 31, 2014, respectively.

As of January 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Capital loss carryforward
$158,662	$(2,293,432)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. REGULATORY MATTERS

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Report of independent registered public accounting firm	Wells Fargo Advantage Cash Investment Money Market Fund	31

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Cash Investment Money Market Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 25, 2015

32	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2015, $3,732,752 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

34	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Cash Investment Money Market Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231587 03-15 A302/AR302 01-15

Wells Fargo Advantage

Government Money Market Fund

Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Government Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Government Money Market Fund for the 12-month period that ended January 31, 2015. Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Less supply of short-term investment securities also held down yields. Banks curtailed their issuance of shorter maturities as they moved into compliance with new regulations like the Basel III liquidity coverage ratio, which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario, while others trimmed the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve amendments to Rule 2a-7, which governs money market funds. These changes are scheduled to take place over a two-year period with final implementation required by late 2016.

U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (Shareholders can expect their fund company to communicate any such changes to them prior to the change taking place.)

■	Retail investors will continue to transact at a stable $1.00 NAV, but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. During this implementation period, we are partnering across the industry and with our service providers so that we can continue to support our institutional clients’ desire for intraday wire settlements within a floating NAV money market fund. We also note that the U.S. Treasury Department and the Internal Revenue Service issued proposed guidance to simplify the tax treatment of floating NAV funds, which would allow shareholders to measure net gains and losses over a tax period and not require them to calculate transaction-by-transaction gains and losses. Further, the SEC has stated that the adoption of a floating NAV for money market funds will not, under normal circumstances, preclude shareholders from classifying their investment in money market funds as cash equivalents for the purposes of U.S. generally accepted accounting principles.

Letter to shareholders (unaudited)	Wells Fargo Advantage Government Money Market Fund	3

Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

Portfolio manager Dave Sylvester announced plans to retire in 2015.

Dave Sylvester, senior portfolio manager and head of money market funds, announced plans to retire on March 31, 2015, capping a 35-year career with Wells Capital Management, Inc., the subadvisor for the Wells Fargo Advantage Money Market Funds. Under Mr. Sylvester’s leadership, the Wells Fargo Advantage Money Market Funds consistently provided a stable investment option for investor assets through innumerable credit cycles, some of which were the most challenging of the modern era.

Jeffrey L. Weaver, CFA, head of Wells Capital Management’s short-duration team, became head of the money market fund team effective January 1, 2015. Consistent with our long-planned transition process, Senior Portfolio Managers Laurie R. White; Michael C. Bird, CFA; and James C. Randazzo will continue in their leadership roles in the day-to-day management of our prime, government, and municipal money market funds, working closely with Mr. Weaver. Matthew A. Grimes, CFA, will continue to lead the money market credit research team.

Despite this leadership transition, Wells Fargo’s money market investment philosophy and commitment to shareholders will remain unchanged. Our money market security selection process has long emphasized conservative investment choices, and all of the Wells Fargo Advantage Money Market Funds will continue to maintain an approach that seeks to prioritize preservation of capital, liquidity, and high-quality investments, driven by our own independent, fundamental credit research and risk management.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

4	Wells Fargo Advantage Government Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC
Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey L. Weaver, CFA

Laurie White

Michael C. Bird, CFA

Average annual total returns1 (%) as of January 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGXX)	11-8-1999	0.01	0.01	1.32	0.61	0.61
Administrator Class (WGAXX)	7-31-2003	0.01	0.01	1.44	0.34	0.34
Institutional Class (GVIXX)	7-28-2003	0.01	0.01	1.51	0.22	0.20
Service Class (NWGXX)	11-16-1987	0.01	0.01	1.38	0.51	0.50
Sweep Class	6-30-2010	0.01	0.01	1.38	0.96	0.96

Yield summary3 (%) as of January 31, 2015

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Government Money Market Fund	5

Portfolio composition[4] as of January 31, 2015

Weighted average maturity[5] as of January 31, 2015
29 days

Weighted average life[6] as of January 31, 2015
81 days

Effective maturity distribution[4] as of January 31, 2015

[1]	Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.50% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.51)%, (0.24)%, (0.12)%, (0.41)%, and (0.86)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These percentages are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Government Money Market Fund	Money market overview (unaudited)

Portfolio manager commentary

The Fund’s fiscal year that ended January 31, 2015, was characterized by a continuation of extremely low interest rates and an expectation through most of the year that rates would remain low for an extended period of time. Although a number of factors contributed to keeping interest rates low, the primary factor was the continued commitment on the part of the U.S. Federal Reserve (Fed) to maintaining an extremely accommodative monetary stance. Near the end of the year, some market interest rates began to move slightly higher, reflecting the continuing strength of the economy and comments by Fed officials suggesting interest rates may rise sometime in 2015.

Treasury bill (T-bill) yields decoupled partially from yields on other government securities during the year, as the yields on repurchase agreements (repos) and government-sponsored enterprise (GSE) discount notes were generally unchanged from year to year while yields on T-bills declined. Overnight repo rates, as measured by the Depository Trust & Clearing Corporation (DTCC) U.S. Treasury Repo Index1, increased slightly from an average of 9 basis points (bps; 100 bps equals 1.00%) in the 12 months that ended January 31, 2014, to 10 bps in the 12 months that ended January 31, 2015. Average GSE discount note yields for 3-, 6-, and 12-month tenors changed only modestly, from 6 bps, 9 bps, and 14 bps, respectively, in the prior period to 6 bps, 8 bps, and 14 bps, respectively, in the most recent 12 months. By contrast, 3-month T-bill yields declined from an average of 5 bps in the year that ended January 31, 2014, to 2 bps in the 12-month period that ended January 31, 2015.

The lower yields on T-bills were largely the result of incremental demand for U.S. Treasury securities due to domestic and international regulatory initiatives that encouraged large banks to buy high-quality liquid assets. Other regulatory changes led banks to reduce their leverage, leaving the banks with smaller portfolios to fund in the repo market as well as shrinking supply in that market. Investors displaced by reduced repo supply moved their investments to other government securities, such as T-bills, keeping downward pressure on interest rates for all government securities. These structural changes in the U.S. government money markets resulting in greater relative demand for U.S. Treasury securities—and lower relative yields—are expected to persist and may, in fact, worsen.

Our portfolio strategy continues to emphasize maintaining both a stable $1.00 net asset value and adequate liquidity to meet shareholder redemptions. We invest in T-bills, U.S. Treasury notes, GSE discount notes and other securities, and repos collateralized by Treasury securities and GSE mortgage obligations.

Strategic outlook

For the first time since the financial crisis, it is very possible the Fed will raise interest rates in the next 12 months. The Yellen-led Fed picked up where the Bernanke-led Fed left off, with an inclination to err on the side of accommodation to avoid snuffing out a nascent recovery and to make data-dependent decisions regarding future actions. Key members of the Fed, including Chair Yellen, pointed to an initial rate hike in mid-2015 if the economic recovery proceeds as they project. The Fed’s data-dependent orientation will have the markets carefully watching the effects on the U.S. economy of sharply lower oil prices, economic weakness in other parts of the world, and the strengthening U.S dollar. The Fed will also weigh its apparent progress in meeting its full-employment mandate against its less successful effort to bring inflation back up to 2%. In the face of this uncertainty, we believe that our portfolio strategy, with its focus on capital preservation and liquidity, will enable the Fund to continue to meet its objectives.

[1]	The Depository Trust & Clearing Corporation (DTCC) U.S. Treasury Repo Index tracks the average daily interest rate paid for the most-traded general collateral finance repurchase agreements (commonly referred to as “repo contracts”) for U.S. Treasury securities. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo Advantage Government Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46	0.09%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46	0.09%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46	0.09%
Service Class
Actual	$1,000.00	$1,000.05	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46	0.09%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46	0.09%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt: 49.42%
FFCB (z)	0.10%	2-23-2015	$100,000,000	$99,994,167
FFCB (z)	0.10	3-10-2015	20,000,000	19,998,000
FFCB ±	0.11	4-2-2015	50,000,000	49,998,830
FFCB ±	0.11	10-21-2015	50,000,000	49,996,093
FFCB (z)	0.11	4-1-2015	15,000,000	14,997,342
FFCB ±	0.12	8-24-2015	100,000,000	99,994,349
FFCB ±	0.13	11-5-2015	200,000,000	200,000,000
FFCB ±	0.13	5-26-2015	25,000,000	25,000,000
FFCB ±	0.13	4-13-2015	10,000,000	10,000,184
FFCB (z)	0.13	5-22-2015	25,000,000	24,990,160
FFCB (z)	0.13	5-28-2015	19,000,000	18,992,110
FFCB (z)	0.13	6-29-2015	53,476,000	53,447,613
FFCB ±	0.13	6-30-2015	50,000,000	49,999,457
FFCB ±	0.13	11-2-2015	100,000,000	99,998,284
FFCB ±	0.14	9-9-2016	25,000,000	24,997,871
FFCB ±	0.14	3-18-2016	100,000,000	99,997,831
FFCB ±	0.14	11-18-2015	5,000,000	4,999,399
FFCB ±	0.15	10-5-2015	50,000,000	49,996,635
FFCB ±	0.15	1-15-2016	200,000,000	199,990,493
FFCB ±	0.15	5-26-2016	75,000,000	74,997,444
FFCB ±	0.15	11-30-2015	50,000,000	49,995,507
FFCB ±	0.16	2-27-2015	40,000,000	40,000,134
FFCB ±	0.16	2-27-2015	85,000,000	85,000,000
FFCB ±	0.17	3-20-2015	7,100,000	7,100,454
FFCB ±	0.17	2-26-2016	100,000,000	99,999,863
FFCB ±	0.17	2-23-2017	100,000,000	99,958,167
FFCB ±	0.18	5-4-2015	70,500,000	70,504,499
FFCB ±	0.18	7-23-2015	155,000,000	154,998,252
FFCB ±	0.18	2-27-2015	8,500,000	8,500,299
FFCB ±	0.18	1-19-2016	16,500,000	16,507,319
FFCB	0.18	3-12-2015	32,000,000	32,001,690
FFCB ±	0.18	5-5-2016	50,000,000	50,009,680
FFCB ±	0.19	4-15-2015	25,000,000	25,003,539
FFCB	0.19	2-13-2015	10,000,000	10,000,200
FFCB	0.19	8-4-2015	19,000,000	19,001,694
FFCB ±	0.19	9-21-2015	59,600,000	59,621,016
FFCB ±	0.19	3-20-2015	132,500,000	132,509,411
FFCB ±	0.20	9-18-2015	18,210,000	18,217,249
FFCB ±	0.21	11-2-2015	50,000,000	50,024,614
FFCB ±	0.22	2-16-2016	109,000,000	109,090,373
FFCB	0.23	6-10-2015	14,750,000	14,755,342
FFCB ±	0.24	4-6-2015	3,400,000	3,400,273
FFCB ±	0.24	5-25-2016	14,250,000	14,266,626
FFCB ±	0.25	3-4-2015	4,000,000	4,000,367
FFCB ±	0.31	8-3-2015	1,025,000	1,025,879
FFCB	0.50	6-23-2015	125,000,000	125,170,699
FFCB	3.85	2-11-2015	3,000,000	3,002,730
FFCB	4.50	5-21-2015	32,000,000	32,416,545
FHLB	0.06	3-30-2015	100,000,000	99,996,836
FHLB	0.07	4-20-2015	245,000,000	244,989,122

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Government Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB (z)	0.09%	2-11-2015	$100,000,000	$99,997,813
FHLB (z)	0.09	2-6-2015	100,000,000	99,999,022
FHLB	0.09	2-19-2015	12,000,000	11,999,847
FHLB	0.09	2-27-2015	87,050,000	87,048,977
FHLB	0.09	3-3-2015	119,000,000	118,999,922
FHLB	0.09	3-5-2015	100,000,000	99,997,978
FHLB	0.09	3-11-2015	190,000,000	189,996,000
FHLB (z)	0.10	2-20-2015	50,000,000	49,997,575
FHLB (z)	0.10	2-13-2015	138,000,000	137,995,818
FHLB	0.10	2-19-2015	50,000,000	49,999,595
FHLB	0.10	3-5-2015	48,000,000	47,999,846
FHLB	0.10	3-9-2015	54,400,000	54,399,475
FHLB	0.10	5-14-2015	10,250,000	10,249,265
FHLB (z)	0.11	3-6-2015	100,000,000	99,990,400
FHLB (z)	0.11	3-4-2015	5,000,000	4,999,542
FHLB (z)	0.12	3-11-2015	63,000,000	62,992,513
FHLB ±	0.12	2-3-2015	35,000,000	34,999,952
FHLB (z)	0.12	3-13-2015	200,000,000	199,974,650
FHLB (z)	0.12	5-22-2015	50,000,000	49,981,833
FHLB ±	0.12	12-7-2015	50,000,000	49,992,529
FHLB ±	0.12	12-9-2015	200,000,000	199,969,277
FHLB ±	0.13	3-6-2015	45,000,000	44,998,997
FHLB	0.13	5-29-2015	15,935,000	15,935,969
FHLB ±	0.13	2-23-2015	400,000,000	400,000,000
FHLB ±	0.13	8-21-2015	100,000,000	99,998,610
FHLB (z)	0.13	3-18-2015	50,000,000	49,992,056
FHLB	0.13	5-8-2015	13,500,000	13,501,023
FHLB ±	0.13	9-3-2015	150,000,000	150,012,515
FHLB ±	0.14	9-14-2015	23,380,000	23,382,159
FHLB ±	0.14	9-17-2015	250,000,000	249,975,848
FHLB (z)	0.14	6-5-2015	100,000,000	99,952,850
FHLB (z)	0.14	6-3-2015	78,000,000	77,963,296
FHLB (z)	0.15	6-10-2015	23,800,000	23,787,561
FHLB	0.16	3-12-2015	100,000,000	100,007,257
FHLB	0.16	3-12-2015	28,000,000	28,001,128
FHLB ±	0.16	7-16-2015	120,000,000	120,008,651
FHLB ±	0.17	3-22-2016	75,000,000	75,013,152
FHLB	0.17	7-22-2015	53,000,000	53,002,514
FHLB	0.21	4-24-2015	25,430,000	25,434,403
FHLB	0.21	4-29-2015	14,130,000	14,132,970
FHLB	0.25	2-20-2015	55,000,000	55,003,578
FHLB	0.26	7-21-2015	55,300,000	55,326,561
FHLB	0.26	7-23-2015	120,500,000	120,557,073
FHLB	1.75	9-11-2015	68,125,000	68,763,704
FHLB	2.75	3-13-2015	17,455,000	17,504,157
FHLB	4.50	2-18-2015	25,910,000	25,959,338
FHLB	4.75	2-13-2015	65,640,000	65,730,569
FHLB	7.38	2-13-2015	2,315,000	2,320,011
FHLMC (z)	0.06	2-6-2015	50,000,000	49,999,694
FHLMC (z)	0.07	4-2-2015	100,000,000	99,988,528

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLMC (z)	0.07%	4-6-2015	$25,000,000	$24,996,938
FHLMC (z)	0.09	4-1-2015	10,700,000	10,698,449
FHLMC (z)	0.10	4-13-2015	42,858,000	42,849,875
FHLMC (z)	0.10	4-20-2015	48,750,000	48,739,740
FHLMC (z)	0.10	3-24-2015	22,000,000	21,996,944
FHLMC (z)	0.10	4-9-2015	31,000,000	30,994,317
FHLMC (z)	0.11	3-6-2015	12,100,000	12,098,871
FHLMC (z)	0.12	5-28-2015	50,000,000	49,980,833
FHLMC ±	0.12	11-14-2016	100,000,000	99,972,442
FHLMC (z)	0.12	3-25-2015	94,700,000	94,683,289
FHLMC ±	0.13	2-18-2016	150,000,000	149,976,120
FHLMC ±	0.15	10-16-2015	152,025,000	152,043,676
FHLMC ±	0.16	7-17-2015	100,000,000	100,010,939
FHLMC ±	0.16	6-26-2015	315,000,000	315,044,396
FHLMC ±	0.17	1-13-2017	150,000,000	149,970,228
FHLMC	0.20	3-5-2015	17,700,000	17,701,447
FHLMC	0.27	12-9-2015	100,000,000	100,000,000
FHLMC	0.31	2-23-2015	40,500,000	40,504,201
FHLMC	0.50	4-17-2015	46,675,000	46,709,495
FHLMC	1.75	9-10-2015	169,552,000	171,138,102
FHLMC	2.88	2-9-2015	383,863,000	384,062,615
FHLMC	4.38	7-17-2015	7,998,000	8,151,401
FNMA (z)	0.07	4-1-2015	53,700,000	53,693,944
FNMA (z)	0.08	3-25-2015	30,575,000	30,571,535
FNMA (z)	0.09	2-11-2015	10,800,000	10,799,757
FNMA (z)	0.09	2-18-2015	25,000,000	24,999,000
FNMA (z)	0.09	3-3-2015	100,000,000	99,992,750
FNMA (z)	0.09	4-13-2015	100,000,000	99,982,500
FNMA (z)	0.09	2-4-2015	51,500,000	51,499,740
FNMA (z)	0.10	4-16-2015	40,000,000	39,992,294
FNMA (z)	0.10	4-15-2015	52,868,000	52,857,620
FNMA (z)	0.10	5-21-2015	50,000,000	49,985,000
FNMA (z)	0.11	5-18-2015	110,000,000	109,964,271
FNMA (z)	0.11	3-16-2015	41,900,000	41,894,509
FNMA (z)	0.14	6-10-2015	50,000,000	49,975,111
FNMA ±	0.14	8-5-2015	150,000,000	149,984,631
FNMA ±	0.18	1-26-2017	100,000,000	99,979,788
FNMA ±	0.26	2-4-2016	50,000,000	50,068,931
FNMA	0.38	3-16-2015	415,594,000	415,721,451
FNMA	0.50	5-27-2015	61,333,000	61,407,854
FNMA	0.50	7-2-2015	262,949,000	263,317,010
FNMA ±	0.51	11-21-2016	19,250,000	19,364,132
FNMA	2.00	9-21-2015	26,000,000	26,296,001
FNMA	4.38	10-15-2015	102,298,000	105,259,166
FNMA	5.00	3-2-2015	88,434,000	88,770,151
Overseas Private Investment Corporation ±§(i)	0.11	10-15-2027	95,000,000	95,000,000
Overseas Private Investment Corporation ±§(i)	0.11	9-30-2031	12,698,730	12,698,730
Overseas Private Investment Corporation ±§(i)	0.11	5-15-2033	6,200,000	6,200,000
Overseas Private Investment Corporation Series 1 ±§(i)	0.11	9-30-2031	4,999,500	4,999,500
Overseas Private Investment Corporation Series 2 ±§(i)	0.11	9-30-2031	4,999,500	4,999,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Government Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
Overseas Private Investment Corporation Series 4 ±§(i)	0.11%	9-30-2031	$3,399,660	$3,399,660
Overseas Private Investment Corporation Series 5 ±§(i)	0.11	9-30-2031	6,999,300	6,999,300
Overseas Private Investment Corporation Series 6 ±§(i)	0.11	9-30-2031	6,999,300	6,999,300
Overseas Private Investment Corporation Series 7 ±§(i)	0.11	9-30-2031	3,999,600	3,999,600
Overseas Private Investment Corporation Series 8 ±§(i)	0.11	9-30-2031	9,999,000	9,999,000
Overseas Private Investment Corporation Series 9 ±§(i)	0.11	9-30-2031	4,699,530	4,699,530

Total Government Agency Debt (Cost $11,169,986,226)				11,169,986,226

Municipal Obligations: 0.25%

California: 0.03%

Variable Rate Demand Notes ø: 0.03%
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Eastridge Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	6-15-2030	2,445,000	2,445,000
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Gaia Building Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	9-15-2032	260,000	260,000
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Reardon Heights (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-15-2038	3,000,000	3,000,000

				5,705,000

Florida: 0.00%

Variable Rate Demand Note ø: 0.00%
Orange County FL HFA Glenn Apartments Series D (Housing Revenue, FNMA LOC)	0.11	7-15-2034	340,000	340,000

New Hampshire: 0.01%

Variable Rate Demand Note ø: 0.01%
New Hampshire HFA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	4-15-2016	2,700,000	2,700,000

New York: 0.19%

Variable Rate Demand Notes ø: 0.19%
New York HFA 38th Street Series B (Housing Revenue, FNMA LIQ)	0.07	5-15-2033	6,600,000	6,600,000
New York HFA North End Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2036	2,500,000	2,500,000
New York HFA Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2033	11,900,000	11,900,000
New York HFA Tower 31 Housing Project Series A (Housing Revenue, FHLMC LIQ)	0.07	11-1-2036	500,000	500,000
New York HFA Tribeca Park Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2029	1,700,000	1,700,000
New York HFA Tribeca Park Housing Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2029	2,000,000	2,000,000
New York HFA West 33rd Street Housing Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	11-15-2036	2,600,000	2,600,000
New York NY Housing Development Corporation 155 West 21st Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2037	6,400,000	6,400,000
New York NY Housing Development Corporation Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	11-15-2031	3,250,000	3,250,000
New York NY Housing Development Corporation Westport Development Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-15-2034	4,400,000	4,400,000

				41,850,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Washington: 0.02%

Variable Rate Demand Notes ø: 0.02%
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10%	12-15-2036	$2,905,000	$2,905,000
Washington Housing Finance Commission Highland Park Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	7-15-2038	1,135,000	1,135,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.16	6-15-2037	1,295,000	1,295,000

				5,335,000

Total Municipal Obligations (Cost $55,930,000)				55,930,000

Repurchase Agreements ^^: 49.38%
Bank of America Corporation, dated 1-30-2015, maturity value $1,307,706,539 (1)	0.06	2-2-2015	1,307,700,000	1,307,700,000
Bank of Montreal, dated 1-27-2015, maturity value $200,003,111 (2)	0.08	2-3-2015	200,000,000	200,000,000
Bank of Nova Scotia, dated 1-30-2015, maturity value $910,006,067 (3)	0.08	2-2-2015	910,000,000	910,000,000
Barclays Capital Incorporated, dated 1-30-2015, maturity value $500,002,500 (4)	0.06	2-2-2015	500,000,000	500,000,000
BNP Paribas Securities Corporation, dated 1-30-2015, maturity value $300,002,000 (5)	0.08	2-2-2015	300,000,000	300,000,000
Citibank NA, dated 1-29-2015, maturity value $250,002,917 (6)	0.06	2-5-2015	250,000,000	250,000,000
Citibank NA, dated 1-27-2015, maturity value $250,003,333 (7)	0.08	2-2-2015	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 1-27-2015, maturity value $250,003,889 (8)	0.08	2-3-2015	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 1-30-2015, maturity value $500,003,333 (9)	0.08	2-2-2015	500,000,000	500,000,000
Credit Agricole SA, dated 1-30-2015, maturity value $210,001,400 (10)	0.08	2-2-2015	210,000,000	210,000,000
Credit Agricole SA, dated 1-30-2015, maturity value $250,001,458 (11)	0.07	2-2-2015	250,000,000	250,000,000
Credit Agricole SA, dated 1-26-2015, maturity value $300,005,250 (12)	0.09	2-2-2015	300,000,000	300,000,000
Credit Agricole SA, dated 1-30-2015, maturity value $511,002,129 (13)	0.05	2-2-2015	511,000,000	511,000,000
Federal Reserve Bank of New York, dated 1-30-2015, maturity value $2,150,008,958 (14)	0.05	2-2-2015	2,150,000,000	2,150,000,000
Goldman Sachs & Company, dated 1-30-2015, maturity value $70,000,408 (15)	0.07	2-2-2015	70,000,000	70,000,000
JPMorgan Securities, dated 1-30-2015, maturity value $100,000,667 (16)	0.08	2-2-2015	100,000,000	100,000,000
Merrill Pierce Fenner Smith Incorporated, dated 1-30-2015, maturity value $100,000,500 (17)	0.06	2-2-2015	100,000,000	100,000,000
RBC Capital Markets, dated 1-30-2015, maturity value $800,005,333 (18)	0.08	2-2-2015	800,000,000	800,000,000
RBC Capital Markets, dated 12-8-2014, maturity value $500,164,306 (19)§	0.13	3-9-2015	500,000,000	500,000,000
SG Americas Securities, dated 1-30-2015, maturity value $1,100,007,333 (20)	0.08	2-2-2015	1,100,000,000	1,100,000,000
Societe Generale, dated 1-26-2015, maturity value $250,003,889 (21)	0.08	2-2-2015	250,000,000	250,000,000
Societe Generale, dated 1-30-2015, maturity value $100,000,667 (22)	0.08	2-2-2015	100,000,000	100,000,000
Societe Generale, dated 1-30-2015, maturity value $250,003,403 (23)	0.07	2-6-2015	250,000,000	250,000,000

Total Repurchase Agreements (Cost $11,158,700,000)				11,158,700,000

Treasury Debt : 0.86%
U.S. Treasury Bond	11.25	2-15-2015	165,000,000	165,652,405
U.S. Treasury Note	4.00	2-15-2015	28,000,000	28,038,905

Total Treasury Debt (Cost $193,691,310)				193,691,310

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Government Money Market Fund	13

Value

Total investments in securities (Cost $22,578,307,536) *	99.91%	$22,578,307,536
Other assets and liabilities, net	0.09	21,240,618

Total net assets	100.00%	$22,599,548,154

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 6.00%, 8-1-2033 to 11-1-2043, fair value including accrued interest is $1,346,931,000.

(2)	U.S. government securities, 0.00% to 5.50%, 1-7-2016 to 4-1-2043, fair value including accrued interest is $204,687,940.

(3)	U.S. government securities, 1.96% to 6.00%, 2-1-2026 to 5-20-2060, fair value including accrued interest is $937,300,000.

(4)	U.S. government securities, 1.63% to 12.00%, 8-20-2015 to 4-20-2063, fair value including accrued interest is $515,000,000.

(5)	U.S. government securities, 2.80% to 3.50%, 12-1-2042 to 1-1-2045, fair value including accrued interest is $309,000,001.

(6)	U.S. government securities, 0.00% to 9.25%, 2-11-2015 to 10-20-2044, fair value including accrued interest is $257,231,285.

(7)	U.S. government securities, 0.00% to 11.00%, 2-9-2015 to 11-15-2049, fair value including accrued interest is $257,238,520.

(8)	U.S. government securities, 0.25% to 2.00%, 1-31-2015 to 10-31-2021, fair value including accrued interest is $255,000,058.

(9)	U.S. government securities, 0.00% to 4.50%, 1-20-2030 to 1-20-2045, fair value including accrued interest is $515,000,000.

(10)	U.S. government securities, 0.38% to 6.50%, 4-1-2016 to 5-20-2061, fair value including accrued interest is $216,295,925.

(11)	U.S. government securities, 3.00% to 4.50%, 9-15-2042 to 8-20-2044, fair value including accrued interest is $257,500,000.

(12)	U.S. government securities, 3.00% to 4.00%, 2-1-2042 to 1-1-2045, fair value including accrued interest is $309,000,000.

(13)	U.S. government securities, 0.09% to 3.88%, 4-30-2016 to 4-15-2029, fair value including accrued interest is $521,220,032.

(14)	U.S. government securities, 1.63% to 4.75%, 8-15-2021 to 8-15-2042, fair value including accrued interest is $2,150,008,973.

(15)	U.S. government securities, 1.63%, 1-10-2020, fair value including accrued interest is $71,400,852.

(16)	U.S. government securities, 3.00% to 11.00%, 4-1-2017 to 1-1-2045, fair value including accrued interest is $103,002,750.

(17)	U.S. government securities, 2.00% to 4.50%, 4-1-2018 to 10-20-2044, fair value including accrued interest is $103,000,001.

(18)	U.S. government securities, 1.31% to 10.50%, 3-1-2016 to 1-1-2045, fair value including accrued interest is $824,000,000.

(19)	U.S. government securities, 2.00% to 8.50%, 1-15-2020 to 1-20-2045, fair value including accrued interest is $515,000,000.

(20)	U.S. government securities, 2.19% to 6.00%, 3-15-2018 to 1-20-2045, fair value including accrued interest is $1,133,000,000.

(21)	U.S. government securities, 0.58% to 4.50%, 5-1-2018 to 1-1-2045, fair value including accrued interest is $257,500,001.

(22)	U.S. government securities, 4.00% to 4.50%, 4-1-2042 to 1-1-2045, fair value including accrued interest is $103,000,000.

(23)	U.S. government securities, 0.57% to 4.50%, 5-1-2018 to 11-1-2044, fair value including accrued interest is $257,500,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Government Money Market Fund	Statement of assets and liabilities—January 31, 2015

Assets
Investments
In unaffiliated securities, at amortized cost	$11,419,607,536
In repurchase agreements, at amortized cost	11,158,700,000

Total investments, at amortized cost	22,578,307,536
Cash	26,946
Receivable for investments sold	100,000
Receivable for Fund shares sold	468,634
Receivable for interest	24,604,724
Receivable from adviser	1,736,229
Prepaid expenses and other assets	207,792

Total assets	22,605,451,861

Liabilities
Dividends payable	117,864
Payable for Fund shares redeemed	1,525,454
Distribution fee payable	2,087
Administration fees payable	2,523,650
Custodian and accounting fees payable	414,479
Shareholder servicing fees payable	1,001,506
Accrued expenses and other liabilities	318,667

Total liabilities	5,903,707

Total net assets	$22,599,548,154

NET ASSETS CONSIST OF
Paid-in capital	$22,599,623,698
Overdistributed net investment income	(32,091)
Accumulated net realized losses on investments	(43,453)

Total net assets	$22,599,548,154

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$308,757,042
Shares outstanding – Class A1	308,759,572
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$644,666,356
Shares outstanding – Administrator Class[1]	644,669,237
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$17,509,697,630
Shares outstanding – Institutional Class[1]	17,509,802,591
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$4,129,812,599
Shares outstanding – Service Class[1]	4,129,839,575
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$6,614,527
Shares outstanding – Sweep Class[1]	6,614,627
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2015	Wells Fargo Advantage Government Money Market Fund	15

Investment income
Interest	$22,899,283

Expenses
Advisory fee	23,598,374
Administration fees
Fund level	8,575,403
Class A	801,750
Administrator Class	637,571
Institutional Class	14,976,260
Service Class	4,635,114
Sweep Class	29,592
Shareholder servicing fees
Class A	910,536
Administrator Class	635,820
Service Class	9,617,762
Sweep Class	33,628
Distribution fee
Sweep Class	47,078
Custody and accounting fees	1,144,084
Professional fees	50,640
Registration fees	76,156
Shareholder report expenses	64,143
Trustees’ fees and expenses	8,241
Other fees and expenses	252,848

Total expenses	66,095,000
Less: Fee waivers and/or expense reimbursements	(45,555,566)

Net expenses	20,539,434

Net investment income	2,359,849

Net realized losses on investments	(43,453)

Net increase in net assets resulting from operations	$2,316,396

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2015		Year ended January 31, 2014

Operations
Net investment income		$2,359,849		$2,936,399
Net realized gains (losses) on investments		(43,453)		12,285

Net increase in net assets resulting from operations		2,316,396		2,948,684

Distributions to shareholders from
Net investment income
Class A		(36,443)		(45,104)
Administrator Class		(63,757)		(53,593)
Institutional Class		(1,872,042)		(2,323,919)
Service Class		(386,262)		(511,223)
Sweep Class		(1,345)		(2,560)
Net realized gains
Class A		(27)		(151)
Administrator Class		(67)		(199)
Institutional Class		(1,853)		(7,936)
Service Class		(365)		(1,671)
Sweep Class		(9)		(7)

Total distributions to shareholders		(2,362,170)		(2,946,363)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	397,630,873	397,630,873	809,034,920	809,034,920
Administrator Class	6,012,582,667	6,012,582,667	4,612,739,680	4,612,739,680
Institutional Class	186,128,851,059	186,128,851,059	204,743,170,569	204,743,170,569
Service Class	29,905,782,934	29,905,782,934	39,152,391,706	39,152,391,706
Sweep Class	37,200,112	37,200,112	121,308,028	121,308,028

		222,482,047,645		249,438,644,903

Reinvestment of distributions
Class A	34,443	34,443	42,338	42,338
Administrator Class	37,644	37,644	29,458	29,458
Institutional Class	900,897	900,897	1,104,944	1,104,944
Service Class	36,087	36,087	40,931	40,931
Sweep Class	1,354	1,354	2,558	2,558

		1,010,425		1,220,229

Payment for shares redeemed
Class A	(495,396,103)	(495,396,103)	(967,264,663)	(967,264,663)
Administrator Class	(5,963,974,157)	(5,963,974,157)	(4,425,158,038)	(4,425,158,038)
Institutional Class	(189,413,095,321)	(189,413,095,321)	(206,713,689,714)	(206,713,689,714)
Service Class	(29,916,417,720)	(29,916,417,720)	(41,452,574,024)	(41,452,574,024)
Sweep Class	(48,831,010)	(48,831,010)	(126,064,197)	(126,064,197)

		(225,837,714,311)		(253,684,750,636)

Net decrease in net assets resulting from capital share transactions		(3,354,656,241)		(4,244,885,504)

Total decrease in net assets		(3,354,702,015)		(4,244,883,183)

Net assets
Beginning of period		25,954,250,169		30,199,133,352

End of period		$22,599,548,154		$25,954,250,169

Overdistributed net investment income		$(32,091)		$(32,091)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	17

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
CLASS A	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.60%	0.58%	0.65%
Net expenses	0.09%	0.10%	0.17%	0.12%	0.22%	0.28%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$308,757	$406,489	$564,676	$937,172	$1,078,873	$777,462

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.35%	0.39%
Net expenses	0.09%	0.09%	0.17%	0.12%	0.21%	0.28%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$644,666	$596,022	$408,411	$608,948	$547,278	$788,478

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.03%	0.08%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.23%	0.27%
Net expenses	0.09%	0.10%	0.17%	0.12%	0.20%	0.21%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%	0.10%
Supplemental data
Net assets, end of period (000s omitted)	$17,509,698	$20,793,077	$22,762,489	$26,412,568	$19,760,296	$20,661,470

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
SERVICE CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.52%	0.56%
Net expenses	0.09%	0.10%	0.17%	0.12%	0.22%	0.28%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$4,129,813	$4,140,419	$6,440,560	$5,256,816	$5,820,697	$4,595,307

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2015	2014		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00	[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[2]	0.00	[2]	0.00	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00	[2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	0.00	[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	0.00	[2]	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	0.00	[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%		0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%		0.96%	0.96%	0.94%
Net expenses	0.09%	0.10%		0.17%	0.12%	0.22%
Net investment income	0.01%	0.01%		0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$6,615	$18,244		$22,998	$101,911	$127,791

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Government Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements	Wells Fargo Advantage Government Money Market Fund	23

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2015, the Fund had capital loss carryforwards which consisted of $43,453 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

24	Wells Fargo Advantage Government Money Market Fund	Notes to financial statements

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.50% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.35% of the average daily net assets for Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $2,362,170 and $2,946,363 of ordinary income for the years ended January 31, 2015 and January 31, 2014, respectively.

Notes to financial statements	Wells Fargo Advantage Government Money Market Fund	25

As of January 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Capital loss carryforward
$143,144	$(43,453)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. REGULATORY MATTERS

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

26	Wells Fargo Advantage Government Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Government Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Government Money Market Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 25, 2015

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	27

TAX INFORMATION

For the fiscal year ended January 31, 2015, $2,392,746 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2015, $2,321 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2015, 40.01% of the ordinary income distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Government Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Government Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

  231588 03-15   A303/AR303
01-15

Wells Fargo Advantage
Heritage Money Market FundSM

Annual Report

January
31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any
forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage
Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

2

Wells Fargo Advantage Heritage Money Market Fund

Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule
2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Heritage Money Market Fund for the 12-month period that ended January 31, 2015.
Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Less supply of short-term investment securities also held down yields. Banks curtailed their issuance of shorter maturities as they moved into compliance with new regulations like the Basel III liquidity coverage ratio, which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario, while others trimmed the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve amendments to Rule 2a-7, which governs money market funds. These changes are scheduled to take place over a two-year period with final implementation required by late 2016.

U.S. Treasury and government money market funds will continue to operate much as they do today, with stable
$1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (Shareholders can expect their fund company to communicate any such changes to them prior to the change taking place.)

■

Retail investors will continue to transact at a stable $1.00 NAV, but may be subject to liquidity fees and redemption gates under special circumstances.

■

Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. During this implementation period, we are partnering across the industry and with our service providers so that we can continue to support our institutional clients’ desire for intraday wire settlements within a floating NAV money market fund. We also note that the U.S. Treasury Department and the Internal Revenue Service issued proposed guidance to simplify the tax treatment of floating NAV funds, which would allow shareholders to measure net gains and losses over a tax period and not require them to calculate transaction-by-transaction gains and losses. Further, the SEC has stated that the adoption of a floating NAV for money market funds will not, under normal circumstances, preclude shareholders from classifying their investment in money market funds as cash equivalents for the purposes of U.S. generally accepted accounting principles.

Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

Letter to shareholders (unaudited)

Wells Fargo Advantage Heritage Money Market Fund

3

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

Portfolio manager Dave Sylvester announced plans to
retire in 2015.

Dave Sylvester, senior portfolio manager and head of money market funds, announced plans to retire on March 31, 2015, capping a 35-year career with Wells Capital Management, Inc., the subadvisor for the Wells Fargo Advantage Money Market Funds. Under Mr. Sylvester’s leadership, the Wells Fargo Advantage Money Market Funds consistently provided a stable investment option for investor assets through innumerable credit cycles, some of which were the most challenging of the modern era.

Jeffrey L. Weaver, CFA, head of Wells Capital
Management’s short-duration team, became head of the money market fund team effective January 1, 2015. Consistent with our long-planned transition process, Senior Portfolio Managers Laurie R. White; Michael C. Bird, CFA; and James C. Randazzo
will continue in their leadership roles in the day-to-day management of our prime, government, and municipal money market funds, working closely with Mr. Weaver. Matthew A. Grimes, CFA, will continue to lead the money market credit research team.

Despite this leadership transition, Wells Fargo’s money market investment philosophy and commitment to shareholders will remain unchanged. Our money market security selection process has long emphasized conservative investment choices, and all of the Wells Fargo Advantage Money Market Funds will continue to maintain an approach that seeks to prioritize preservation of capital, liquidity, and high-quality investments, driven by our own independent, fundamental credit research and risk management.

Don’t let short-term
uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for
choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

4

Wells Fargo Advantage Heritage Money Market Fund

Letter to shareholders (unaudited)

Notice to shareholders

At a meeting held on February 18-19, 2015, the Board of Trustees of the Fund approved the delegation of certain portfolio management duties of Wells Capital Management Incorporated, the Fund’s sub-adviser, to Wells Capital Management Singapore, effective May 1, 2015. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Wells Fargo Funds Management, LLC, the Fund’s adviser, and a wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624.

Wells Capital Management Singapore will be compensated for its services by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

This page is intentionally left
blank.

6

Wells Fargo Advantage Heritage Money Market Fund

Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey L. Weaver, CFA

Laurie White

Michael C. Bird, CFA

Average annual total returns1 (%) as of January 31, 2015

Expense ratios[2] (%)

Inception date

1 year

5 year

10 year

Gross

Net[3]

Administrator Class (SHMXX)

6-29-1995

0.01

0.01

1.55

0.34

0.34

Institutional Class (SHIXX)

3-31-2000

0.01

0.05

1.65

0.22

0.20

Select Class (WFJXX)

6-29-2007

0.07

0.12

1.70

0.18

0.13

Service Class (WHTXX)

6-30-2010

0.01

0.01

1.55

0.51

0.43

Yield summary3 (%) as of January 31, 2015

  Administrator
Class

  Institutional
Class

  Select
Class

  Service
Class

7-day current yield

0.01

0.02

0.09

0.01

7-day compound yield

0.01

0.02

0.09

0.01

30-day simple yield

0.01

0.02

0.09

0.01

30-day compound yield

0.01

0.02

0.09

0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website,
wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the
Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 7.

Performance highlights (unaudited)

Wells Fargo Advantage Heritage Money Market Fund

7

Portfolio composition[4] as of January 31, 2015

Weighted average maturity[5] as of January 31, 2015

25 days

Weighted average life[6] as of January 31, 2015

46 days

Effective maturity distribution[4] as of January 31,
2015

[1]
Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Service Class shares prior to their inception reflects the performance of Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to Service Class shares. If these expenses had been adjusted, returns would be lower.

[2]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]
The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class, and 0.43% for Service Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.12)%, 0.00%, 0.04%, and (0.29)% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

[4]
Amounts are calculated based on the total investments of the Fund. These percentages are subject to change and may have changed since the date specified.

[5]
Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the
Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]
Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

8

Wells Fargo Advantage Heritage Money Market Fund

Money market overview (unaudited)

Portfolio manager commentary

The two main themes that dominated the prime money markets during the 12-month period that ended January 31, 2015, continued to be a limited selection of high-quality assets and persistently low interest rates. In some cases, fundamental factors have curbed the overall supply of short-term debt. In general, corporate balance sheets are in great shape and issuers have taken advantage of the lowest interest rates in decades to issue record amounts of long-term debt. At the same time, deficit spending eased, and the U.S. Treasury cut its Treasury bill issuance in favor of issuing longer-dated Treasuries, thereby locking in historically low rates.

While not necessarily influenced by the low level of interest rates, financial institutions are being encouraged to extend liabilities by new regulations like the Basel III liquidity coverage ratio (LCR), which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario. This constrains the overall supply of money market securities in two ways: curtailing short-term debt issuance in favor of longer maturities and increasing the demand for U.S. Treasury securities. Due to LCR costs, issuers are incented to increase issuance of securities with maturities greater than 32 days. This regulatory dynamic was in full display in December 2014 as issuers were reluctant to offer securities maturing in January 2015, preferring instead to pay a higher yield for maturities in February 2015 or longer to satisfy LCR requirements.

For most of the reporting period, money market yield curves remained in a narrow range. After a strong payroll report in December and perceived hawkish comments by the U.S. Federal Reserve (Fed), the London Interbank Offered Rate (LIBOR) curve steepened fairly dramatically during the last two months of the reporting period. After trading for most of the period near 0.23%, the benchmark 3-month LIBOR rate rose during the month of December and finished the reporting period at 0.25%. In contrast, the one-year LIBOR rate rose almost 9 basis points (bps; 100 bps equals 1.00%), from the low in June of 0.53% to almost 0.62% at the end of January, with the bulk of the gain occurring in the last two months. This allowed us to selectively extend maturities at relatively attractive levels as we closed out the period.

Just as the Fed wrapped up its quantitative easing (in October 2014) and talk of a tightening was on the near horizon, the European Central Bank announced its own quantitative easing plan in January 2015. With deflation in most of the rest of the developed world and very low inflation domestically, the Fed will be negotiating uncharted territory in 2015.

Strategic outlook

The next fiscal year seems
to be shaping up as a year that is the same but different. It’s likely that the things that remain the same will be the influence and presence of the Fed in the financial markets and the role that the ongoing implementation of financial reform regulation will have on the supply and demand equations of investable assets. What seems likely to be different is that the federal funds target rate is in a position to possibly rise; it’s hard to believe that it has been 10 years since the
Fed last instigated a tightening cycle. Analysts currently point to mid- to late-2015 for the Fed to begin the process of normalizing the federal funds target rate. The summary of economic projections produced by the Fed suggested its target rate may reach 1% by the end of 2015. The last time we saw that rate was December 2008, which was three months after the Lehman bankruptcy and when rates were on their last leg down to the current range of 0–25 bps.

If the recent taper tantrums, or market reactions, provide any guidance, as long as the Fed does what is expected when it is expected—that is, 25 bps of tightening per meeting beginning in mid- to late-2015—then it’s likely we can expect an orderly liftoff. To the extent that the Fed deviates from such a measured response (or economic metrics are perceived to be likely to alter Fed behavior), volatility will ensue. Indeed, past experience indicates that the markets frequently underestimate not only the time period when tightening will begin but also the magnitude of tightening measures. In other words, the Fed tightens more frequently and faster than the market anticipates. This time around, at least thus far, the signals seem to be that the response will likely be as measured as it was in 2004, with the door left open to responding more quickly should the economic conditions require it. In either case, a strategy pursuing relatively short-dated, highly liquid maturities would seem to best serve our commitment to providing liquidity and stability of principal to our investors.

Fund expenses (unaudited)

Wells Fargo Advantage Heritage Money Market Fund

9

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to
January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the
“Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

  Beginning
account value 8-1-2014

  Ending
account value 1-31-2015

  Expenses
paid during the period[1]

  Net annualized
expense ratio

Administrator Class

Actual

$
1,000.00

$
1,000.05

$
0.96

0.19
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.25

$
0.97

0.19
%

Institutional Class

Actual

$
1,000.00

$
1,000.06

$
0.96

0.19
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.25

$
0.97

0.19
%

Select Class

Actual

$
1,000.00

$
1,000.37

$
0.66

0.13
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.55

$
0.66

0.13
%

Service Class

Actual

$
1,000.00

$
1,000.05

$
0.96

0.19
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,024.25

$
0.97

0.19
%

[1]
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10

Wells Fargo Advantage Heritage Money Market Fund

Portfolio of investments—January 31, 2015

Security name

Interest rate

Maturity date

Principal

Value

Certificates of Deposit: 43.44%

Abbey National Treasury Services plc

0.08
%

2-2-2015

$
682,000,000

$
682,000,000

Abbey National Treasury Services plc ±

0.32

3-4-2015

306,000,000

306,000,000

Agricultural Bank of China ±§

0.40

9-2-2016

152,000,000

152,000,000

Australia & New Zealand Banking Group

0.12

2-2-2015

710,000,000

710,000,000

Australia & New Zealand Banking Group

0.13

2-2-2015

394,000,000

394,000,000

Banco del Estado de Chile

0.21

3-10-2015

175,000,000

175,000,000

Banco del Estado de Chile ±

0.29

5-5-2015

125,000,000

125,000,000

Bank of Montreal ±

0.23

4-14-2015

112,000,000

112,000,000

Bank of Montreal

0.18

2-9-2015

152,000,000

152,000,000

Bank of Montreal

0.18

3-2-2015

180,000,000

180,000,000

Bank of Montreal

0.18

3-5-2015

171,000,000

171,000,000

Bank of Montreal

0.20

3-17-2015

161,000,000

161,000,000

Bank of Nova Scotia ±

0.24

3-4-2015

134,000,000

134,000,000

Bank of Nova Scotia ±

0.26

6-29-2015

124,000,000

124,000,000

Bank of Nova Scotia

0.42

2-19-2015

45,000,000

45,003,762

China Construction Bank Corporation ±

0.42

3-25-2015

245,000,000

245,000,000

Citibank New York

0.23

2-6-2015

34,000,000

34,000,113

Cooperatieve Centrale ±

0.27

2-3-2015

100,000,000

100,000,136

Credit Agricole SA

0.07

2-2-2015

1,245,000,000

1,245,000,000

Credit Industriel et Commercial (New York)

0.07

2-2-2015

989,000,000

989,000,000

Credit Suisse (New York)

0.52

2-19-2015

100,000,000

100,012,693

Credit Suisse (New York) ±

0.61

3-24-2015

25,000,000

25,008,780

DG Bank (New York) (z)

0.20

2-5-2015

159,000,000

158,997,350

DG Bank (New York)

0.20

2-6-2015

98,000,000

98,000,000

DG Bank (New York) (z)

0.22

2-5-2015

157,000,000

156,997,123

DG Bank (New York)

0.24

4-16-2015

192,000,000

192,000,000

DG Bank (New York)

0.24

4-27-2015

292,000,000

291,999,999

DG Bank (New York)

0.25

3-23-2015

185,000,000

185,000,000

DNB Nor Bank ASA

0.07

2-2-2015

1,211,000,000

1,211,000,000

Erste Abwicklungsanstalt ±

0.99

3-13-2015

38,000,000

38,032,529

HSBC Bank plc

0.15

3-5-2015

75,000,000

75,000,000

HSBC Bank plc

0.15

3-11-2015

157,000,000

157,000,000

KBC Bank

0.07

2-2-2015

1,304,000,000

1,304,000,000

Mitsubishi UFJ Trust & Banking Corporation

0.21

2-2-2015

94,000,000

94,000,000

Mitsubishi UFJ Trust & Banking Corporation

0.21

2-3-2015

149,000,000

149,000,000

Mitsubishi UFJ Trust & Banking Corporation

0.21

2-17-2015

145,000,000

145,000,000

Mitsubishi UFJ Trust & Banking Corporation

0.21

2-25-2015

159,000,000

159,000,000

Mitsubishi UFJ Trust & Banking Corporation

0.26

4-2-2015

143,000,000

143,000,000

Mizuho Bank Limited

0.20

2-3-2015

188,000,000

188,000,000

Mizuho Bank Limited

0.20

2-4-2015

113,000,000

113,000,000

Mizuho Bank Limited

0.21

2-19-2015

119,000,000

119,000,000

Mizuho Bank Limited

0.22

2-27-2015

192,000,000

192,000,000

Mizuho Bank Limited

0.25

4-8-2015

161,000,000

161,000,000

Mizuho Bank Limited (z)

0.26

3-5-2015

150,000,000

149,966,438

National Bank Canada

0.08

2-2-2015

200,000,000

200,000,000

National Bank of Kuwait

0.08

2-2-2015

433,650,000

433,650,000

Natixis (Cayman Islands)

0.07

2-2-2015

228,800,000

228,800,000

Natixis (New York) ±

0.24

9-18-2015

280,000,000

280,000,000

Nordea Bank

0.17

3-2-2015

160,000,000

160,000,000

Norinchukin Bank

0.18

2-13-2015

226,000,000

226,000,000

Norinchukin Bank

0.20

2-24-2015

68,400,000

68,399,582

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015

Wells Fargo Advantage Heritage Money Market Fund

11

Security name

Interest rate

Maturity date

Principal

Value

Certificates of Deposit (continued)

Norinchukin Bank

0.24
%

4-13-2015

$
164,000,000

$
164,000,000

Rabobank Nederland (New York) ±

0.30

4-13-2015

141,000,000

141,000,000

Rabobank Nederland (New York) ±

0.29

2-27-2015

140,000,000

140,000,000

Royal Bank of Canada ±

0.26

9-4-2015

187,000,000

187,000,000

Skandinaviska Enskilda Banken AG

0.13

2-2-2015

905,000,000

905,000,000

Skandinaviska Enskilda Banken AG

0.25

4-9-2015

81,000,000

80,999,994

Societe Generale ±

0.25

1-26-2016

314,000,000

314,000,000

Standard Chartered Bank

0.21

2-13-2015

105,000,000

105,000,000

Standard Chartered Bank

0.26

4-1-2015

138,000,000

138,000,000

Standard Chartered Bank ±

0.29

4-21-2015

153,000,000

153,000,000

Standard Chartered Bank

0.21

3-3-2015

88,000,000

88,000,000

Standard Chartered Bank

0.25

4-16-2015

214,000,000

214,000,000

Standard Chartered Bank

0.25

5-15-2015

187,000,000

187,000,000

Sumitomo Mitsui Banking Corporation ±

0.24

3-19-2015

133,000,000

133,000,000

Sumitomo Mitsui Banking Corporation

0.25

2-4-2015

50,000,000

50,000,111

Sumitomo Mitsui Banking Corporation

0.25

4-2-2015

68,100,000

68,099,999

Sumitomo Trust & Banking Corporation

0.24

4-17-2015

192,000,000

192,000,000

Sumitomo Trust & Banking Corporation

0.26

3-30-2015

308,000,000

308,000,000

Sumitomo Trust & Banking Corporation

0.26

4-1-2015

108,000,000

108,000,000

Swedbank

0.06

2-2-2015

414,000,000

414,000,000

Swedbank

0.22

4-2-2015

163,000,000

163,000,000

Toronto-Dominion Bank

0.20

3-16-2015

100,000,000

100,000,000

Toronto-Dominion Bank

0.18

3-12-2015

174,000,000

174,000,000

Toronto-Dominion Bank ±

0.23

2-6-2015

171,000,000

171,000,000

Toronto-Dominion Bank ±

0.24

6-16-2015

97,000,000

97,000,000

Toronto-Dominion Bank ±

0.24

7-21-2015

120,000,000

120,000,000

Toronto-Dominion Bank ±

0.24

11-6-2015

89,000,000

89,000,000

Toronto-Dominion Bank ±

0.25

4-15-2015

223,000,000

223,000,000

Toronto-Dominion Bank ±

0.26

11-18-2015

148,000,000

148,000,000

United Overseas Bank Limited

0.17

2-2-2015

770,000,000

770,000,000

Westpac Banking Corporation ±

0.23

2-18-2015

140,000,000

140,000,000

Westpac Banking Corporation ±

0.27

11-3-2015

295,000,000

295,000,000

Total Certificates of Deposit (Cost $20,018,968,609)

20,018,968,609

Commercial Paper: 44.80%

Asset-Backed Commercial Paper: 20.89%

Alpine Securitization Corporation 144A(z)

0.23

2-4-2015

154,000,000

153,998,032

Anglesea Funding LLC ±144A

0.30

3-27-2015

100,000,000

100,000,000

Anglesea Funding LLC ±144A

0.30

3-20-2015

67,000,000

67,000,000

Anglesea Funding LLC 144A(z)

0.17

2-4-2015

70,000,000

69,999,339

Anglesea Funding LLC ±144A

0.30

3-13-2015

270,000,000

270,000,000

Anglesea Funding LLC ±144A

0.30

3-27-2015

40,000,000

40,000,000

Anglesea Funding LLC ±144A

0.30

7-6-2015

80,000,000

80,000,000

Anglesea Funding LLC ±144A

0.30

5-28-2015

13,000,000

13,000,000

Anglesea Funding LLC ±144A

0.30

4-16-2015

130,000,000

130,000,000

Antalis US Funding Corporation 144A(z)

0.25

2-2-2015

97,180,000

97,180,000

Antalis US Funding Corporation 144A(z)

0.26

3-2-2015

12,710,000

12,707,430

Antalis US Funding Corporation 144A(z)

0.26

3-10-2015

30,340,000

30,332,112

Aspen Funding Corporation 144A(z)

0.21

2-3-2015

169,004,000

169,003,014

The accompanying notes are an integral part of these financial statements.

12

Wells Fargo Advantage Heritage Money Market Fund

Portfolio of investments—January 31, 2015

Security name

Interest rate

Maturity date

Principal

Value

Asset-Backed Commercial Paper (continued)

Bedford Row Funding Corporation ±144A

0.27
%

7-13-2015

$
66,000,000

$
66,000,000

Bedford Row Funding Corporation ±144A

0.27

9-2-2015

96,000,000

95,994,399

Bedford Row Funding Corporation ±144A

0.27

9-16-2015

94,000,000

93,994,133

Bedford Row Funding Corporation ±144A

0.28

4-24-2015

70,300,000

70,298,690

Bennington Stark Capital Company LLC ±144A

0.36

5-6-2015

80,000,000

79,996,961

Cedar Springs Capital Company 144A(z)

0.33

3-10-2015

56,129,000

56,110,477

Collateralized Commercial Paper Company LLC 144A(z)

0.41

2-27-2015

165,000,000

164,953,019

Concord Minutemen Capital Company 144A(z)

0.21

2-4-2015

49,000,000

48,999,428

Concord Minutemen Capital Company 144A(z)

0.21

2-9-2015

99,000,000

98,995,957

Concord Minutemen Capital Company 144A(z)

0.23

3-9-2015

110,000,000

109,975,403

Concord Minutemen Capital Company 144A(z)

0.23

3-11-2015

57,000,000

56,986,526

Concord Minutemen Capital Company 144A(z)

0.27

4-6-2015

56,000,000

55,973,540

Concord Minutemen Capital Company 144A(z)

0.27

4-7-2015

151,000,000

150,927,520

Concord Minutemen Capital Company 144A(z)

0.27

4-9-2015

77,000,000

76,961,885

Concord Minutemen Capital Company 144A(z)

0.27

4-22-2015

55,000,000

54,967,412

Crown Point Capital Company LLC 144A(z)

0.21

2-4-2015

56,000,000

55,999,347

Crown Point Capital Company LLC 144A(z)

0.21

2-5-2015

52,000,000

51,999,090

Crown Point Capital Company LLC 144A(z)

0.21

2-9-2015

28,000,000

27,998,857

Crown Point Capital Company LLC 144A(z)

0.23

3-10-2015

61,000,000

60,985,970

Crown Point Capital Company LLC 144A(z)

0.27

4-6-2015

218,000,000

217,896,995

Crown Point Capital Company LLC 144A(z)

0.27

4-8-2015

77,000,000

76,962,462

Crown Point Capital Company LLC 144A(z)

0.27

4-9-2015

77,000,000

76,961,885

Crown Point Capital Company LLC 144A(z)

0.27

4-22-2015

65,000,000

64,961,487

Gemini Securitization Corporation LLC 144A(z)

0.20

2-3-2015

35,000,000

34,999,806

Gotham Funding Corporation 144A(z)

0.19

2-12-2015

153,828,000

153,819,882

Gotham Funding Corporation 144A(z)

0.19

2-13-2015

50,000,000

49,997,097

Gotham Funding Corporation 144A(z)

0.19

2-20-2015

38,003,000

37,999,390

Gotham Funding Corporation 144A(z)

0.19

2-25-2015

197,554,000

197,530,019

Gotham Funding Corporation 144A(z)

0.19

3-6-2015

59,238,000

59,227,995

Hannover Funding Company LLC 144A(z)

0.19

3-23-2015

5,000,000

4,998,707

Hannover Funding Company LLC 144A(z)

0.20

2-4-2015

30,000,000

29,999,667

Hannover Funding Company LLC 144A(z)

0.20

2-12-2015

122,000,000

121,993,222

Hannover Funding Company LLC 144A(z)

0.20

2-19-2015

55,000,000

54,994,806

Hannover Funding Company LLC 144A(z)

0.22

3-13-2015

60,000,000

59,985,700

Hannover Funding Company LLC 144A(z)

0.22

4-27-2015

24,000,000

23,987,680

Institutional Secured Funding LLC 144A(z)

0.25

2-4-2015

28,000,000

27,999,611

Institutional Secured Funding LLC 144A(z)

0.38

2-10-2015

94,000,000

93,992,063

Institutional Secured Funding LLC 144A(z)

0.38

2-18-2015

14,000,000

13,997,636

Institutional Secured Funding LLC 144A(z)

0.40

2-11-2015

51,000,000

50,994,900

Kells Funding LLC ±144A

0.24

8-25-2015

110,000,000

109,993,766

Kells Funding LLC ±144A

0.24

2-5-2015

54,000,000

54,000,007

Kells Funding LLC ±144A

0.24

5-15-2015

66,000,000

66,000,000

Kells Funding LLC ±144A

0.24

2-13-2015

38,000,000

38,000,068

Kells Funding LLC ±144A

0.25

1-11-2016

163,000,000

163,000,000

Kells Funding LLC ±144A

0.25

1-13-2016

80,000,000

80,000,000

Kells Funding LLC ±144A

0.25

9-18-2015

176,000,000

175,988,002

Kells Funding LLC ±144A

0.25

10-7-2015

87,000,000

86,993,541

Kells Funding LLC ±144A

0.25

9-23-2015

115,000,000

114,990,930

Kells Funding LLC ±144A

0.26

9-29-2015

154,000,000

153,987,440

Lexington Parker Capital Company LLC 144A(z)

0.21

2-6-2015

57,000,000

56,998,670

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015

Wells Fargo Advantage Heritage Money Market Fund

13

Security name

Interest rate

Maturity date

Principal

Value

Asset-Backed Commercial Paper (continued)

Lexington Parker Capital Company LLC 144A(z)

0.21
%

2-9-2015

$
93,000,000

$
92,996,203

Lexington Parker Capital Company LLC 144A(z)

0.23

3-11-2015

237,000,000

236,943,976

Lexington Parker Capital Company LLC 144A(z)

0.27

4-7-2015

130,000,000

129,937,600

Lexington Parker Capital Company LLC 144A(z)

0.27

4-9-2015

36,000,000

35,982,180

Lexington Parker Capital Company LLC 144A(z)

0.27

4-10-2015

77,000,000

76,961,308

Lexington Parker Capital Company LLC 144A(z)

0.27

4-13-2015

53,000,000

52,972,175

Liberty Street Funding LLC 144A(z)

0.15

2-9-2015

53,000,000

52,998,454

Liberty Street Funding LLC 144A(z)

0.15

2-23-2015

33,000,000

32,997,113

Liberty Street Funding LLC 144A(z)

0.17

2-2-2015

30,000,000

30,000,000

Liberty Street Funding LLC 144A(z)

0.18

2-11-2015

70,000,000

69,996,850

Liberty Street Funding LLC 144A(z)

0.18

3-23-2015

75,000,000

74,981,625

Liberty Street Funding LLC 144A(z)

0.19

2-25-2015

33,000,000

32,995,994

Liberty Street Funding LLC 144A(z)

0.19

4-8-2015

16,000,000

15,994,511

Liberty Street Funding LLC 144A(z)

0.20

4-14-2015

79,000,000

78,968,839

Liberty Street Funding LLC 144A(z)

0.20

4-24-2015

43,000,000

42,980,650

Liberty Street Funding LLC 144A(z)

0.20

4-27-2015

28,000,000

27,986,933

LMA Americas LLC 144A(z)

0.08

2-2-2015

5,500,000

5,500,000

LMA Americas LLC 144A(z)

0.18

2-6-2015

252,000,000

251,994,960

LMA Americas LLC 144A(z)

0.18

2-9-2015

47,000,000

46,998,355

LMA Americas LLC 144A(z)

0.26

3-4-2015

57,000,000

56,987,650

LMA Americas LLC 144A(z)

0.26

3-10-2015

65,000,000

64,983,100

Manhattan Asset Funding Company LLC 144A(z)

0.20

2-25-2015

66,000,000

65,991,567

Manhattan Asset Funding Company LLC 144A(z)

0.22

2-18-2015

31,000,000

30,996,969

Manhattan Asset Funding Company LLC 144A(z)

0.22

3-9-2015

103,000,000

102,977,969

Manhattan Asset Funding Company LLC 144A(z)

0.22

3-10-2015

67,000,000

66,985,260

Manhattan Asset Funding Company LLC 144A(z)

0.22

3-11-2015

59,000,000

58,986,659

Manhattan Asset Funding Company LLC 144A(z)

0.22

3-27-2015

169,000,000

168,945,263

Matchpoint Master Trust 144A(z)

0.26

3-2-2015

35,900,000

35,892,740

Matchpoint Master Trust 144A(z)

0.28

3-20-2015

64,000,000

63,977,102

MetLife Short Term Funding LLC 144A(z)

0.20

2-11-2015

42,296,000

42,293,885

Mountcliff Funding LLC 144A(z)

0.16

2-2-2015

180,000,000

180,000,000

Newport Funding Corporation 144A(z)

0.21

2-3-2015

33,002,000

33,001,807

Old Line Funding LLC 144A(z)

0.28

4-20-2015

43,000,000

42,974,248

Ridgefield Funding Company LLC ±144A

0.27

6-12-2015

338,000,000

338,000,000

Ridgefield Funding Company LLC ±144A

0.27

7-8-2015

142,000,000

142,000,000

Ridgefield Funding Company LLC 144A(z)

0.32

2-5-2015

138,000,000

137,996,320

Salisbury Receivables Company 144A(z)

0.10

2-2-2015

53,000,000

53,000,000

Salisbury Receivables Company 144A(z)

0.21

2-11-2015

21,000,000

20,998,898

Salisbury Receivables Company 144A(z)

0.23

2-10-2015

30,000,000

29,998,467

Salisbury Receivables Company 144A(z)

0.20

2-4-2015

31,000,000

30,999,656

Scaldis Capital LLC 144A(z)

0.25

2-13-2015

19,000,000

18,998,549

Scaldis Capital LLC 144A(z)

0.25

2-18-2015

68,000,000

67,992,444

Starbird Funding Corporation 144A(z)

0.26

2-20-2015

75,000,000

74,990,250

Starbird Funding Corporation 144A(z)

0.26

2-24-2015

103,000,000

102,983,634

Sydney Capital Corporation 144A(z)

0.22

3-24-2015

52,200,000

52,184,050

Versailles Commercial Paper LLC ±144A

0.24

7-20-2015

65,000,000

65,000,000

Versailles Commercial Paper LLC ±144A

0.24

7-20-2015

62,000,000

62,000,000

Versailles Commercial Paper LLC ±144A

0.24

8-6-2015

92,000,000

92,000,000

Victory Receivables 144A(z)

0.19

2-2-2015

125,200,000

125,200,000

Victory Receivables 144A(z)

0.19

2-9-2015

55,000,000

54,997,968

The accompanying notes are an integral part of these financial statements.

14

Wells Fargo Advantage Heritage Money Market Fund

Portfolio of investments—January 31, 2015

Security name

Interest rate

Maturity date

Principal

Value

Asset-Backed Commercial Paper (continued)

Victory Receivables 144A(z)

0.19
%

2-18-2015

$
65,000,000

$
64,994,511

Victory Receivables 144A(z)

0.19

2-20-2015

94,000,000

93,991,070

Victory Receivables 144A(z)

0.19

2-24-2015

22,500,000

22,497,388

Victory Receivables 144A(z)

0.19

2-12-2015

88,055,000

88,050,278

White Plains Capital Company LLC 144A(z)

0.32

2-9-2015

64,000,000

63,996,018

White Point Funding Incorporated 144A(z)

0.30

2-2-2015

52,925,000

52,925,000

Working Capital Management Company 144A(z)

0.20

2-9-2015

60,000,000

59,997,667

Working Capital Management Company 144A(z)

0.20

2-13-2015

40,000,000

39,997,556

9,625,563,644

Financial Company Commercial Paper: 15.04%

ASB Finance Limited ±144A

0.24

4-29-2015

57,000,000

56,998,701

Australia & New Zealand Banking Group 144A(z)

0.18

3-16-2015

109,500,000

109,477,005

Australia & New Zealand Banking Group ±144A

0.28

12-21-2015

102,000,000

102,000,000

Banco de Chile 144A(z)

0.30

3-3-2015

68,100,000

68,083,542

Banco de Chile 144A(z)

0.30

3-9-2015

33,000,000

32,990,375

Banco de Chile 144A(z)

0.30

3-16-2015

33,035,000

33,023,437

Banco de Chile 144A(z)

0.32

4-8-2015

31,000,000

30,982,089

Banco de Chile 144A(z)

0.32

4-22-2015

50,000,000

49,964,889

Banco de Credito e Inversiones 144A(z)

0.46

4-7-2015

127,000,000

126,896,141

Banco de Credito e Inversiones 144A(z)

0.46

4-27-2015

138,000,000

137,851,880

Banco Santander Chile 144A(z)

0.34

2-19-2015

65,000,000

64,989,564

Banco Santander Chile 144A(z)

0.34

3-11-2015

95,000,000

94,966,803

Banco Santander Chile 144A(z)

0.40

3-19-2015

64,000,000

63,968,000

BPCE SA 144A(z)

0.25

2-5-2015

296,000,000

295,993,833

Caisse Centrale Desjardins du Quebec 144A(z)

0.18

2-10-2015

112,000,000

111,995,520

Caisse Centrale Desjardins du Quebec 144A(z)

0.23

2-18-2015

143,000,000

142,985,382

Caisse Centrale Desjardins du Quebec 144A(z)

0.23

2-24-2015

188,000,000

187,973,576

Caisse Centrale Desjardins du Quebec 144A(z)

0.24

3-27-2015

152,000,000

151,946,293

CDP Financial Incorporated 144A(z)

0.15

2-2-2015

43,000,000

43,000,000

CDP Financial Incorporated 144A(z)

0.15

2-18-2015

41,000,000

40,997,266

CDP Financial Incorporated 144A(z)

0.16

3-13-2015

18,000,000

17,996,880

CDP Financial Incorporated 144A(z)

0.18

4-7-2015

11,000,000

10,996,480

CDP Financial Incorporated 144A(z)

0.18

4-13-2015

29,000,000

28,989,850

CDP Financial Incorporated 144A(z)

0.20

3-23-2015

74,000,000

73,979,856

Commonwealth Bank of Australia ±144A

0.25

7-2-2015

58,000,000

58,000,000

Commonwealth Bank of Australia ±144A

0.25

5-20-2015

81,000,000

81,000,000

Commonwealth Bank of Australia ±144A

0.25

5-22-2015

53,000,000

53,000,000

Commonwealth Bank of Australia ±144A

0.26

6-18-2015

133,000,000

132,997,488

CPPIB Capital Incorporated 144A(z)

0.15

2-27-2015

66,000,000

65,993,125

CPPIB Capital Incorporated 144A(z)

0.15

3-20-2015

98,000,000

97,981,217

DBS Bank Limited 144A(z)

0.20

4-8-2015

66,000,000

65,976,167

DBS Bank Limited 144A(z)

0.20

4-9-2015

96,000,000

95,964,800

DBS Bank Limited 144A(z)

0.20

4-10-2015

96,000,000

95,964,267

DBS Bank Limited 144A(z)

0.21

4-13-2015

60,000,000

59,975,500

HSBC Bank plc

0.23

2-12-2015

34,700,000

34,700,319

JPMorgan Securities Incorporated ±144A

0.37

11-19-2015

147,000,000

147,000,000

Macquarie Bank Limited ±144A

0.21

3-25-2015

92,000,000

91,971,327

Macquarie Bank Limited ±144A

0.55

4-7-2015

16,900,000

16,906,111

Mizuho Funding LLC 144A(z)

0.25

4-13-2015

130,000,000

129,936,806

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Heritage Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
N.V. Bank Nederlandse Gemeenten 144A(z)	0.23%	3-16-2015	$93,000,000	$92,975,045
N.V. Bank Nederlandse Gemeenten ±144A	0.24	9-3-2015	167,000,000	167,000,000
National Australia Bank Limited ±144A	0.25	7-7-2015	313,000,000	313,000,000
National Australia Bank Limited ±144A	0.25	11-20-2015	152,000,000	152,000,000
National Australia Funding Incorporated ±144A	0.24	3-10-2015	140,000,000	140,000,000
Nordea Bank AB 144A(z)	0.18	2-4-2015	133,250,000	133,248,668
Nordea Bank AB 144A(z)	0.21	4-1-2015	77,000,000	76,973,948
Oversea-Chinese Banking Corporation Limited (z)	0.18	3-24-2015	162,000,000	161,959,500
Oversea-Chinese Banking Corporation Limited (z)	0.18	3-25-2015	60,000,000	59,984,700
Oversea-Chinese Banking Corporation Limited (z)	0.20	3-12-2015	63,150,000	63,136,668
PSP Capital Incorporated 144A(z)	0.15	2-2-2015	20,000,000	20,000,000
PSP Capital Incorporated 144A(z)	0.15	2-10-2015	10,000,000	9,999,667
PSP Capital Incorporated 144A(z)	0.15	2-17-2015	50,000,000	49,996,875
PSP Capital Incorporated 144A(z)	0.15	2-20-2015	36,000,000	35,997,300
PSP Capital Incorporated 144A(z)	0.17	4-13-2015	73,000,000	72,975,869
PSP Capital Incorporated 144A(z)	0.17	4-15-2015	24,000,000	23,991,840
PSP Capital Incorporated 144A(z)	0.20	3-19-2015	27,000,000	26,993,250
Shagang South Asia (z)	0.35	2-3-2015	23,000,000	22,999,776
Shagang South Asia (z)	0.45	2-9-2015	39,000,000	38,996,588
Skandinaviska Enskilda Banken AG 144A(z)	0.21	2-2-2015	73,209,000	73,209,000
Skandinaviska Enskilda Banken AG 144A(z)	0.21	2-3-2015	94,000,000	93,999,452
Sumitomo Mitsui Banking Corporation 144A(z)	0.18	2-3-2015	28,750,000	28,749,856
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	4-2-2015	169,000,000	168,932,142
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	4-8-2015	315,000,000	314,857,813
Suncorp Group Limited 144A(z)	0.27	3-11-2015	29,500,000	29,491,814
Suncorp Group Limited 144A(z)	0.30	4-9-2015	50,000,000	49,972,500
Suncorp Group Limited 144A(z)	0.25	2-5-2015	18,000,000	17,999,625
Suncorp Group Limited 144A(z)	0.25	2-10-2015	95,000,000	94,994,722
Suncorp Group Limited 144A(z)	0.25	2-26-2015	15,000,000	14,997,500
Suncorp Group Limited 144A(z)	0.27	3-18-2015	52,000,000	51,982,840
Suncorp Group Limited 144A(z)	0.27	3-19-2015	75,000,000	74,974,688
Suncorp Group Limited 144A(z)	0.31	5-14-2015	18,000,000	17,984,345
Swedbank (z)	0.20	2-26-2015	141,000,000	140,981,200
Swedbank (z)	0.21	3-13-2015	101,000,000	100,977,023
United Overseas Bank Limited 144A(z)	0.28	2-9-2015	51,000,000	50,997,223
United Overseas Bank Limited 144A(z)	0.28	2-11-2015	112,000,000	111,992,160
United Overseas Bank Limited 144A(z)	0.28	2-25-2015	50,000,000	49,991,056
United Overseas Bank Limited 144A(z)	0.28	3-9-2015	40,000,000	39,989,111
United Overseas Bank Limited 144A(z)	0.28	3-16-2015	101,000,000	100,967,007
Westpac Banking Corporation ±144A	0.26	10-19-2015	336,000,000	336,000,000

				6,932,685,260

Other Commercial Paper: 8.87%
Caisse Des Depots et Consignations 144A(z)	0.18	2-23-2015	61,000,000	60,993,773
Caisse Des Depots et Consignations 144A(z)	0.18	2-24-2015	93,000,000	92,990,054
Caisse Des Depots et Consignations 144A(z)	0.18	2-26-2015	158,000,000	157,981,567
Caisse Des Depots et Consignations 144A(z)	0.21	4-1-2015	270,000,000	269,910,825
Caisse Des Depots et Consignations 144A(z)	0.21	3-12-2015	250,000,000	249,944,583
Caisse Des Depots et Consignations 144A(z)	0.22	3-23-2015	180,000,000	179,946,100
Changhong Hong Kong Trading Limited (z)	0.43	2-6-2015	150,000,000	149,992,833

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)
China International Marine Containers Company Limited (z)	0.38%	2-3-2015	$146,000,000	$145,998,459
China International Marine Containers Company Limited (z)	0.38	2-4-2015	149,000,000	148,996,854
China International Marine Containers Company Limited (z)	0.38	2-9-2015	32,000,000	31,997,636
China International Marine Containers Company Limited (z)	0.38	2-10-2015	74,000,000	73,993,751
China Shipping Container Lines Company Limited (z)	0.38	2-3-2015	128,000,000	127,998,649
China Shipping Container Lines Company Limited (z)	0.38	2-9-2015	157,000,000	156,988,399
Chinatex Capital Limited (z)	0.38	2-11-2015	34,500,000	34,496,723
CNPC Finance 144A(z)	0.40	2-3-2015	25,270,000	25,269,719
CNPC Finance 144A(z)	0.40	2-5-2015	38,100,000	38,098,730
CNPC Finance 144A(z)	0.40	2-6-2015	88,160,000	88,156,081
CNPC Finance 144A(z)	0.40	2-9-2015	50,000,000	49,996,111
CNPC Finance 144A(z)	0.40	2-10-2015	81,850,000	81,842,724
CNPC Finance 144A(z)	0.40	2-12-2015	121,400,000	121,386,511
CNPC Finance 144A(z)	0.40	2-13-2015	140,000,000	139,982,889
CNPC Finance 144A(z)	0.40	2-25-2015	69,000,000	68,982,367
CNPC Finance 144A(z)	0.40	2-26-2015	55,000,000	54,985,333
COFCO Capital Corporation (z)	0.18	2-10-2015	26,400,000	26,398,944
COFCO Capital Corporation (z)	0.18	2-12-2015	34,400,000	34,398,280
COFCO Capital Corporation (z)	0.48	2-3-2015	92,000,000	91,998,773
Erste Abwicklungsanstalt 144A(z)	0.17	2-17-2015	20,000,000	19,998,583
Erste Abwicklungsanstalt 144A(z)	0.18	3-3-2015	68,000,000	67,990,140
Erste Abwicklungsanstalt 144A(z)	0.18	3-5-2015	86,000,000	85,986,670
Erste Abwicklungsanstalt 144A(z)	0.19	3-23-2015	33,000,000	32,991,466
Erste Abwicklungsanstalt 144A(z)	0.20	4-1-2015	54,000,000	53,982,600
Erste Abwicklungsanstalt 144A(z)	0.24	6-10-2015	75,000,000	74,935,999
Erste Abwicklungsanstalt 144A(z)	0.24	6-11-2015	66,000,000	65,943,240
Erste Abwicklungsanstalt 144A(z)	0.25	6-18-2015	82,000,000	81,924,104
Midea International Corporation (z)	0.35	2-6-2015	12,594,000	12,593,510
Sinochem Company Limited (z)	0.20	4-9-2015	188,000,000	187,931,067
Sinochem Company Limited (z)	0.40	2-3-2015	101,000,000	100,998,878
Sinochem Company Limited (z)	0.40	2-10-2015	55,000,000	54,995,111
Svensk Exportkredit AB (z)	0.28	4-23-2015	250,000,000	249,844,444
Toyota Motor Credit Corporation ±	0.23	3-9-2015	148,000,000	148,000,000
Toyota Motor Credit Corporation ±	0.24	3-6-2015	144,000,000	144,000,000

				4,085,842,480

Total Commercial Paper (Cost $20,644,091,384)				20,644,091,384

Municipal Obligations: 3.10%

California: 0.09%

Other Municipal Debt: 0.02%
Imperial Irrigation District California Electric and Water System Project Series B (Utilities Revenue)	0.19	2-13-2015	10,000,000	10,000,000

Variable Rate Demand Notes ø: 0.07%
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.21	11-1-2041	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.13	9-1-2036	24,790,000	24,790,000

				29,790,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Heritage Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 0.36%

Variable Rate Demand Notes ø: 0.36%
Avon CO Traer Creek Metropolitan District Refunding Series 2014 (Tax Revenue, BNP Paribas LOC)	0.11%	10-1-2030	$19,175,000	$19,175,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.12	10-1-2033	12,900,000	12,900,000
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	0.12	10-1-2033	7,020,000	7,020,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.11	5-1-2052	87,900,000	87,900,000
Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	0.12	1-1-2027	39,160,000	39,160,000

				166,155,000

Georgia: 0.02%

Other Municipal Debt: 0.02%
Georgia Municipal Electric Authority Series B (Electric Utilities)	0.16	2-5-2015	8,355,000	8,355,000

Illinois: 0.31%

Variable Rate Demand Notes ø: 0.31%
Cook County IL Various Projects Series D (GO, Barclays Bank plc LOC)	0.13	11-1-2030	32,500,000	32,500,000
Deutsche Bank SPEAR/LIFER Trust Series 300 (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.13	12-15-2033	29,205,000	29,205,000
Deutsche Bank SPEAR/LIFER Trust Series 331 (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.17	12-15-2034	80,945,000	80,945,000

				142,650,000

Iowa: 0.01%

Variable Rate Demand Note ø: 0.01%
Iowa Finance Authority SFMR Series C (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.09	1-1-2039	6,295,000	6,295,000

Louisiana: 0.03%

Variable Rate Demand Note ø: 0.03%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.21	2-1-2045	16,280,000	16,280,000

Maine: 0.24%

Variable Rate Demand Notes ø: 0.24%
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA)	0.11	11-15-2039	50,000,000	50,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.12	11-15-2032	36,585,000	36,585,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA)	0.11	11-15-2041	23,000,000	23,000,000

				109,585,000

Maryland: 0.10%

Variable Rate Demand Note ø: 0.10%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.10	7-1-2032	48,290,000	48,290,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 0.52%

Variable Rate Demand Notes ø: 0.52%
Michigan Finance Authority Residual Interest Bond Floater Trust Series 2014-6UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.19%	6-1-2015	$67,100,000	$67,100,000
Michigan Finance Authority Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.10	9-1-2053	22,000,000	22,000,000
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.11	9-1-2050	100,000,000	100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.11	9-1-2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.11	9-1-2050	22,000,000	22,000,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.08	1-1-2035	2,000,000	2,000,000

				238,100,000

New Hampshire: 0.04%

Variable Rate Demand Note ø: 0.04%
New Hampshire HEFA Taxable Higher Education Corporation Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.10	12-1-2032	19,700,000	19,700,000

New Jersey: 0.07%

Variable Rate Demand Notes ø: 0.07%
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.11	11-1-2039	14,185,000	14,185,000
North Hudson NJ Sewerage Authority Senior Lien Series C (Miscellaneous Revenue, TD Bank NA LOC)	0.12	6-1-2044	20,000,000	20,000,000

				34,185,000

New York: 0.55%

Variable Rate Demand Notes ø: 0.55%
New York HFA Series A (Housing Revenue, Bank of China LOC)	0.21	5-1-2048	180,000,000	180,000,000
Yeshiva University New York Trust Series T30021-1 (Education Revenue, Citibank NA LIQ) 144A	0.42	7-1-2015	50,000,000	50,000,000
Yeshiva University New York Trust Series T30022-1 (Education Revenue, Citibank NA LIQ) 144A	0.42	7-1-2015	24,000,000	24,000,000

				254,000,000

Ohio: 0.13%

Other Municipal Debt: 0.02%
Ohio Health Corporation (Health Revenue)	0.18	2-3-2015	10,000,000	10,000,000

Variable Rate Demand Notes ø: 0.11%
Ohio Air Quality Development Authority AK Steel Corporation Series B (Industrial Development Revenue, Bank of America NA LOC)	0.11	6-1-2024	26,000,000	26,000,000
Ohio University Hospital Health System Series C (Health Revenue, Barclays Bank plc LOC)	0.13	1-15-2050	23,000,000	23,000,000

				49,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Heritage Money Market Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma: 0.04%

Variable Rate Demand Note ø: 0.04%
Grand River Oklahoma Dam Authority Series C (Utilities Revenue, Barclays Bank plc LOC)	0.13%	6-1-2039	$16,250,000	$16,250,000

Other: 0.08%

Variable Rate Demand Note ø: 0.08%
Residual Interest Bond Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.19	11-25-2017	37,375,000	37,375,000

Pennsylvania: 0.18%

Other Municipal Debt: 0.18%
Joint Venture Interest Trust Receipts Pennsylvania Higher Education Authority Thomas Jefferson University Series A (Education Revenue, Bank of America NA LIQ) 144A	0.25	5-31-2015	47,195,000	47,195,000
RBC Municipal Products Incorporated Trust Series E-52 for Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.27	6-1-2015	35,000,000	35,000,000

				82,195,000

South Carolina: 0.11%

Other Municipal Debt: 0.11%
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.16	2-17-2015	28,000,000	28,000,000
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	3-2-2015	9,500,000	9,500,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	3-2-2015	13,550,000	13,550,000

				51,050,000

Tennessee: 0.03%

Variable Rate Demand Notes ø: 0.03%
Johnson City TN Health & Educational Facilities Board Series B (Hospital Revenue, U.S. Bank NA LOC)	0.11	8-15-2043	11,075,000	11,075,000
Johnson City TN Health & Educational Facilities Board Series B1 (Health Revenue, U.S. Bank NA LOC)	0.11	7-1-2033	1,445,000	1,445,000

				12,520,000

Texas: 0.06%

Variable Rate Demand Note ø: 0.06%
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.32	12-15-2026	25,606,173	25,606,173

Washington: 0.03%

Other Municipal Debt: 0.01%
Port of Seattle WA Series D1 (Port Authority Revenue)	0.18	2-10-2015	7,000,000	7,000,000

Variable Rate Demand Note ø: 0.02%
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	2-1-2040	8,000,000	8,000,000

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.10%

Variable Rate Demand Notes ø: 0.10%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.10%	5-1-2030	$20,085,000	$20,085,000
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.10	11-1-2030	25,985,000	25,985,000

				46,070,000

Total Municipal Obligations (Cost $1,428,451,173)				1,428,451,173

Other Instruments: 4.75%
Commonwealth Bank of Australia ±144A	1.04	9-18-2015	24,000,000	24,119,573
DBS Bank Limited Pooled Bank Deposit Product	0.17	2-2-2015	705,000,000	705,000,000
Dexia Credit Local Euro MTN ±	0.44	11-23-2015	60,000,000	60,062,028
Dexia Credit Local SA (New York) ±144A	0.53	11-13-2015	40,965,000	41,034,844
JPMorgan Chase Bank NA ±	0.41	7-17-2015	30,000,000	30,003,257
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.17	3-2-2015	22,080,000	22,080,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.17	2-2-2015	720,000,000	720,000,000
State Street Bank & Trust Company ±	0.24	3-17-2015	149,000,000	149,000,000
State Street Bank & Trust Company ±	0.25	4-10-2015	141,000,000	141,000,000
State Street Bank & Trust Company ±	0.31	10-1-2015	141,000,000	141,000,000
State Street Bank & Trust Company ±	0.31	10-23-2015	155,000,000	155,000,000

Total Other Instruments (Cost $2,188,299,702)				2,188,299,702

Other Notes: 0.31%

Corporate Bonds and Notes: 0.31%
Hartford Healthcare Corporation ±	0.11	2-16-2015	50,000,000	50,000,000
Jets Stadium Development Bonds ±144A	0.10	4-4-2015	30,000,000	30,000,000
Keep Memory Alive ±	0.11	2-19-2015	21,665,000	21,665,000
New York Life Global Funding Note ±144A	0.25	10-29-2015	40,000,000	40,000,000

				141,665,000

Total Other Notes (Cost $141,665,000)				141,665,000

Repurchase Agreements ^^: 3.77%
Bank of America Corporation, dated 1-30-2015, maturity value $50,300,252 (1)	0.06	2-2-2015	50,300,000	50,300,000
Credit Agricole, dated 1-30-2015, maturity value $809,075,816 (2)	0.08	2-2-2015	809,070,422	809,070,422
Goldman Sachs & Company, dated 1-2-2015, maturity value $298,079,467 (3) ±§¢(i)	0.16	3-3-2015	298,000,000	298,000,000
JPMorgan Securities, dated 1-2-2015, maturity value $521,264,408 (4) ±§¢(i)	0.29	3-6-2015	521,000,000	521,000,000
JPMorgan Securities, dated 1-2-2015, maturity value $61,007,354 (5) ±§¢	0.14	2-2-2015	61,000,000	61,000,000

Total Repurchase Agreements (Cost $1,739,370,422)				1,739,370,422

Total investments in securities (Cost $46,160,846,290) *	100.17%	46,160,846,290
Other assets and liabilities, net	(0.17)	(79,070,190)

Total net assets	100.00%	$46,081,776,100

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Heritage Money Market Fund	21

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

(i)	Illiquid security for which the designation as illiquid is unaudited.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 6.00%, 8-1-2033 to 11-1-2043, fair value including accrued interest is $51,809,000.

(2)	U.S. government securities, 0.38% to 6.50%, 4-1-2016 to 5-20-2061, fair value including accrued interest is $833,326,835.

(3)	Commercial paper, 0.00% to 0.23%, 2-4-2015 to 7-13-2015, fair value including accrued interest is $303,960,000.

(4)	Commercial paper and U.S. government securities, 0.00% to 7.50%, 2-3-2015 to 10-1-2044, fair value including accrued interest is $538,630,952.

(5)	Commercial paper, 0.00%, 7-23-2015, fair value is $62,222,616.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Heritage Money Market Fund	Statement of assets and liabilities—January 31, 2015

Assets
Investments in unaffiliated securities, at amortized cost	$46,160,846,290
Cash	45,515
Receivable for investments sold	14,925,110
Receivable for Fund shares sold	1,526,344
Receivable for interest	5,523,256
Prepaid expenses and other assets	219,147

Total assets	46,183,085,662

Liabilities
Dividends payable	1,496,859
Payable for investments purchased	91,971,327
Payable for Fund shares redeemed	1,133,091
Advisory fee payable	2,081,631
Administration fees payable	3,382,609
Accrued expenses and other liabilities	1,244,045

Total liabilities	101,309,562

Total net assets	$46,081,776,100

NET ASSETS CONSIST OF
Paid-in capital	$46,088,815,869
Overdistributed net investment income	(422,433)
Accumulated net realized losses on investments	(6,617,336)

Total net assets	$46,081,776,100

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$312,748,032
Shares outstanding – Administrator Class[1]	312,737,362
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$9,397,113,172
Shares outstanding – Institutional Class[1]	9,396,798,220
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$35,247,440,291
Shares outstanding – Select Class[1]	35,246,425,345
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,124,474,605
Shares outstanding – Service Class[1]	1,124,436,669
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2015	Wells Fargo Advantage Heritage Money Market Fund	23

Investment income
Interest	$81,485,841

Expenses
Advisory fee	40,957,608
Administration fees
Fund level	13,783,173
Administrator Class	315,398
Institutional Class	7,401,843
Select Class	12,098,002
Service Class	1,373,879
Shareholder servicing fees
Administrator Class	315,398
Service Class	2,792,219
Custody and accounting fees	1,678,480
Professional fees	55,925
Registration fees	106,961
Shareholder report expenses	50,571
Trustees’ fees and expenses	108,534
Other fees and expenses	510,606

Total expenses	81,548,597
Less: Fee waivers and/or expense reimbursements	(22,156,625)

Net expenses	59,391,972

Net investment income	22,093,869

Net realized gains on investments	86,698

Net increase in net assets resulting from operations	$22,180,567

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Heritage Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2015		Year ended January 31, 2014

Operations
Net investment income		$22,093,869		$26,077,557
Net realized gains on investments		86,698		695,648

Net increase in net assets resulting from operations		22,180,567		26,773,205

Distributions to shareholders from
Net investment income
Administrator Class		(31,539)		(29,692)
Institutional Class		(1,004,117)		(2,073,691)
Select Class		(20,920,038)		(23,794,549)
Service Class		(114,510)		(120,171)

Total distributions to shareholders		(22,070,204)		(26,018,103)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	1,115,527,941	1,115,527,941	875,046,919	875,046,919
Institutional Class	42,982,841,538	42,982,841,538	58,503,818,508	58,503,818,508
Select Class	406,598,578,564	406,598,578,564	263,846,063,879	263,846,063,879
Service Class	20,964,135,712	20,964,135,712	25,066,086,609	25,066,086,609

		471,661,083,755		348,291,015,915

Reinvestment of distributions
Administrator Class	12,848	12,848	13,646	13,646
Institutional Class	272,065	272,065	554,260	554,260
Select Class	10,341,503	10,341,503	11,956,442	11,956,442
Service Class	11,977	11,977	17,666	17,666

		10,638,393		12,542,014

Payment for shares redeemed
Administrator Class	(1,089,411,934)	(1,089,411,934)	(866,989,035)	(866,989,035)
Institutional Class	(44,059,502,080)	(44,059,502,080)	(57,712,067,681)	(57,712,067,681)
Select Class	(401,931,398,427)	(401,931,398,427)	(260,642,978,643)	(260,642,978,643)
Service Class	(20,904,480,295)	(20,904,480,295)	(25,079,431,423)	(25,079,431,423)

		(467,984,792,736)		(344,301,466,782)

Net asset value of shares issued in acquisition
Institutional Class	0	0	1,865,706,267	1,865,692,888
Service Class	0	0	415,853,249	415,854,257

		0		2,281,547,145

Net increase in net assets resulting from capital share transactions		3,686,929,412		6,283,638,292

Total increase in net assets		3,687,039,775		6,284,393,394

Net assets
Beginning of period		42,394,736,325		36,110,342,931

End of period		$46,081,776,100		$42,394,736,325

Overdistributed net investment income		$(422,433)		$(446,098)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Heritage Money Market Fund	25

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.03%	0.21%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.37%
Net expenses	0.19%	0.20%	0.24%	0.24%	0.31%	0.33%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%	0.17%
Supplemental data
Net assets, end of period (000s omitted)	$312,748	$286,618	$278,541	$374,371	$694,823	$1,201,158

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.02%	0.05%	0.05%	0.13%	0.33%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.25%
Net expenses	0.19%	0.19%	0.20%	0.20%	0.20%	0.21%
Net investment income	0.01%	0.02%	0.05%	0.05%	0.14%	0.31%
Supplemental data
Net assets, end of period (000s omitted)	$9,397,113	$10,473,476	$7,815,293	$11,089,557	$14,944,657	$7,795,659

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Heritage Money Market Fund	27

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
SELECT CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.07%	0.09%	0.12%	0.12%	0.19%	0.40%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.20%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.14%
Net investment income	0.07%	0.08%	0.12%	0.12%	0.21%	0.30%
Supplemental data
Net assets, end of period (000s omitted)	$35,247,440	$30,569,838	$27,354,255	$15,353,756	$26,630,573	$22,489,644

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.50%	0.51%	0.51%
Net expenses	0.19%	0.20%	0.24%	0.24%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,124,475	$1,064,804	$662,253	$993,333	$1,231,527

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Heritage Money Market Fund	29

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

30	Wells Fargo Advantage Heritage Money Market Fund	Notes to financial statements

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $6,617,336 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements	Wells Fargo Advantage Heritage Money Market Fund	31

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.43% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on March 1, 2013, the Fund acquired the net assets of Wells Fargo Advantage Prime Investment Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Institutional Class and Service Class shares of Wells Fargo Advantage Prime Investment Money Market Fund received Institutional Class and Service Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Prime Investment Money Market Fund for 2,281,559,516 shares of the Fund valued at $2,281,547,145 at an exchange ratio of 1.00 and 1.00 for Institutional Class and Service Class shares, respectively. The investment portfolio of Wells Fargo Advantage Prime Investment Money Market Fund with an amortized cost of $2,281,613,031 at March 1, 2013 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Prime Investment

32	Wells Fargo Advantage Heritage Money Market Fund	Notes to financial statements

Money Market Fund and the Fund immediately prior to the acquisition were $2,281,547,145 and $36,688,932,750, respectively. The aggregate net assets of the Fund immediately after the acquisition were $38,970,479,895. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Prime Investment Money Market Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed February 1, 2013, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended January 31, 2014 would have been:

Net investment income	$26,581,237
Net realized gains on investments	$708,519
Net increase in net assets resulting from operations	$27,289,756

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $22,070,204 and $26,018,103 of ordinary income for the years ended January 31, 2015 and January 31, 2014, respectively.

As of January 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Capital loss carryforward
$1,450,159	$(6,617,336)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. REGULATORY MATTERS

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Report of independent registered public accounting firm	Wells Fargo Advantage Heritage Money Market Fund	33

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Heritage Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Heritage Money Market Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 25, 2015

34	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2015, $14,366,730 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

36	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Heritage Money Market Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231589 03-15 A304/AR304 01-15

Wells Fargo Advantage Money Market Fund

Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Money Market Fund for the 12-month period that ended January 31, 2015. Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. The quantitative easing program ended in October 2014, although the Fed continued to reinvest the proceeds from maturing Treasury securities and principal payments from the agency debt and mortgage-based securities it holds on its balance sheet. Less supply of short-term investment securities also held down yields. Banks curtailed their issuance of shorter maturities as they moved into compliance with new regulations like the Basel III liquidity coverage ratio, which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario, while others trimmed the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve amendments to Rule 2a-7, which governs money market funds. These changes are scheduled to take place over a two-year period with final implementation required by late 2016.

U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (Shareholders can expect their fund company to communicate any such changes to them prior to the change taking place.)

■	Retail investors will continue to transact at a stable $1.00 NAV, but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. During this implementation period, we are partnering across the industry and with our service providers so that we can continue to support our institutional clients’ desire for intraday wire settlements within a floating NAV money market fund. We also note that the U.S. Treasury Department and the Internal Revenue Service issued proposed guidance to simplify the tax treatment of floating NAV funds, which would allow shareholders to measure net gains and losses over a tax period and not require them to calculate transaction-by-transaction gains and losses. Further, the SEC has stated that the adoption of a floating NAV for money market funds will not, under normal circumstances, preclude shareholders from classifying their investment in money market funds as cash equivalents for the purposes of U.S. generally accepted accounting principles.

Letter to shareholders (unaudited)	Wells Fargo Advantage Money Market Fund	3

Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

Portfolio manager Dave Sylvester announced plans to retire in 2015

Dave Sylvester, senior portfolio manager and head of money market funds, announced plans to retire on March 31, 2015, capping a 35-year career with Wells Capital Management, Inc., the subadvisor for the Wells Fargo Advantage Money Market Funds. Under Mr. Sylvester’s leadership, the Wells Fargo Advantage Money Market Funds consistently provided a stable investment option for investor assets through innumerable credit cycles, some of which were the most challenging of the modern era.

Jeffrey L. Weaver, CFA, head of Wells Capital Management’s short-duration team, became head of the money market fund team effective January 1, 2015. Consistent with our long-planned transition process, Senior Portfolio Managers Laurie R. White; Michael C. Bird, CFA; and James C. Randazzo will continue in their leadership roles in the day-to-day management of our prime, government, and municipal money market funds, working closely with Mr. Weaver. Matthew A. Grimes, CFA, will continue to lead the money market credit research team.

Despite this leadership transition, Wells Fargo’s money market investment philosophy and commitment to shareholders will remain unchanged. Our money market security selection process has long emphasized conservative investment choices, and all of the Wells Fargo Advantage Money Market Funds will continue to maintain an approach that seeks to prioritize preservation of capital, liquidity, and high-quality investments, driven by our own independent, fundamental credit research and risk management.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

4	Wells Fargo Advantage Money Market Fund	Letter to shareholders (unaudited)

Notice to shareholders

At a meeting held on February 18-19, 2015, the Board of Trustees of the Fund approved the delegation of certain portfolio management duties of Wells Capital Management Incorporated, the Fund’s sub-adviser, to Wells Capital Management Singapore, effective May 1, 2015. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Wells Fargo Funds Management, LLC, the Fund’s adviser, and a wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser located at 80 Raffles Place, #26-20/21 UOB Plaza 2, Singapore 048624.

Wells Capital Management Singapore will be compensated for its services by Wells Capital Management Incorporated from the fee it receives for its services as a sub-adviser to the Fund.

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6	Wells Fargo Advantage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey L. Weaver, CFA

Laurie White

Michael C. Bird, CFA

Average annual total returns1 (%) as of January 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STGXX)	7-1-1992	–	–	–	0.01	0.01	1.37	0.82	0.70
Class B*	7-1-1992	(4.99)	(0.39)	1.06	0.01	0.01	1.06	1.57	1.45
Class C**	6-30-2010	(0.99)	0.01	1.06	0.01	0.01	1.06	1.57	1.45
Daily Class	6-30-2010	–	–	–	0.01	0.01	1.37	1.07	1.00
Investor Class (WMMXX)	4-8-2005	–	–	–	0.01	0.01	1.41	0.85	0.65
Service Class (WMOXX)	6-30-2010	–	–	–	0.01	0.01	1.41	0.72	0.50
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo Advantage family of funds.

Yield summary3 (%) as of January 31, 2015

	Class A	Class B	Class C	Daily Class	Investor Class	Service Class
7-day current yield	0.01	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Class A shares, Daily Class shares, Investor Class, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 5.00%. For Class C shares, the maximum CDSC is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Money Market Fund	7

Portfolio composition[4] as of January 31, 2015

Weighted average maturity[5] as of January 31, 2015
23 days

Weighted average life[6] as of January 31, 2015
40 days

Effective maturity distribution[4] as of January 31, 2015

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class B shares. Class B and Class C shares have the same expenses. Historical performance shown for Daily Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to reflect the higher expenses applicable to Daily Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for Service Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.61)%, (1.36)%, (1.36)%, (0.64)%, (0.51)%, and (0.86)% for Class A, Class B, Class C, Investor Class, Service Class, and Daily Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These percentages are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average maturity of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Money Market Fund	Money market overview (unaudited)

Portfolio manager commentary

The two main themes that dominated the prime money markets during the 12-month period that ended January 31, 2015, continued to be a limited selection of high-quality assets and persistently low interest rates. In some cases, fundamental factors curbed the overall supply of short-term debt. In general, corporate balance sheets are in great shape and issuers took advantage of the lowest interest rates in decades to issue record amounts of long-term debt. At the same time, deficit spending eased, and the U.S. Treasury cut its Treasury bill issuance in favor of issuing longer-dated Treasuries, thereby locking in historically low rates.

While not necessarily influenced by the low level of interest rates, financial institutions are being encouraged to extend liabilities by new regulations like the Basel III liquidity coverage ratio (LCR), which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario. This constrains the overall supply of money market securities in two ways: curtailing short-term debt issuance in favor of longer maturities and increasing the demand for U.S. Treasury securities. Due to LCR costs, issuers are incented to increase issuance of securities with maturities greater than 32 days. This regulatory dynamic was in full display in December 2014 as issuers were reluctant to offer securities maturing in January 2015, preferring instead to pay a higher yield for maturities in February 2015 or longer to satisfy LCR requirements.

For most of the reporting period, money market yield curves remained in a narrow range. After a strong payroll report in December and perceived hawkish comments by the U.S. Federal Reserve (Fed), the London Interbank Offered Rate (LIBOR) curve steepened fairly dramatically during the last two months of the reporting period. After trading for most of the period near 0.23%, the benchmark 3-month LIBOR rate rose during the month of December and finished the reporting period at 0.25%. In contrast, the one-year LIBOR rate rose almost 9 basis points (bps; 100 bps equals 1.00%), from the low in June of 0.53% to almost 0.62% at the end of January, with the bulk of the gain occurring in the last two months. This allowed us to selectively extend maturities at relatively attractive levels as we closed out the period.

Just as the Fed wrapped up its quantitative easing (in October 2014) and talk of a tightening was on the near horizon, the European Central Bank announced its own quantitative easing plan in January 2015. With deflation in most of the rest of the developed world and very low inflation domestically, the Fed will be negotiating uncharted territory in 2015.

Strategic outlook

The next fiscal year seems to be shaping up as a year that is the same but different. It’s likely that the things that remain the same will be the influence and presence of the Fed in the financial markets and the role that the ongoing implementation of financial reform regulation will have on the supply and demand equations of investable assets. What seems likely to be different is that the federal funds target rate is in a position to possibly rise; it’s hard to believe that it has been 10 years since the Fed last instigated a tightening cycle. Analysts currently point to mid- to late-2015 for the Fed to begin the process of normalizing the federal funds target rate. The summary of economic projections produced by the Fed suggested its target rate may reach 1% by the end of 2015. The last time we saw that rate was December 2008, which was three months after the Lehman bankruptcy and when rates were on their last leg down to the current range of 0–25 bps.

If the recent market reactions to Fed comments provide any guidance, as long as the Fed does what is expected when it is expected—that is, 25 bps of tightening per meeting beginning in mid- to late-2015—then it’s likely we can expect an orderly liftoff. To the extent that the Fed deviates from such a measured response (or economic metrics are perceived to be likely to alter Fed behavior), volatility will ensue. Indeed, past experience indicates that the markets frequently underestimate not only the time period when tightening will begin but also the magnitude of tightening measures. In other words, the Fed tightens more frequently and faster than the market anticipates. This time around, at least thus far, the signals seem to be that the response will likely be as measured as it was in 2004, with the door left open to responding more quickly should the economic conditions require it. In either case, a strategy pursuing relatively short-dated, highly liquid maturities would seem to best serve our commitment to providing liquidity and stability of principal to our investors.

Fund expenses (unaudited)	Wells Fargo Advantage Money Market Fund	9

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Class B
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Class C
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Daily Class
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Investor Class
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Service Class
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—January 31, 2015

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/moneymarket.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Certificates of Deposit: 39.52%
Abbey National Treasury Services plc	0.08%	2-2-2015	$36,000,000	$36,000,000	1.23%
Abbey National Treasury Services plc ±	0.32	3-4-2015	15,000,000	15,000,000	0.51
Australia & New Zealand Banking Group	0.12	2-2-2015	38,000,000	38,000,000	1.29
Australia & New Zealand Banking Group	0.13	2-2-2015	21,000,000	21,000,000	0.71
Bank of Montreal	0.18	2-9-2015	20,000,000	20,000,000	0.68
Bank of Montreal	0.18-0.20	3-2-2015 to 3-17-2015	23,000,000	23,000,000	0.78
Bank of Nova Scotia ±	0.24	3-4-2015	15,000,000	15,000,000	0.51
Bank of Nova Scotia ±	0.26	6-29-2015	15,000,000	15,000,000	0.51
Bank of Nova Scotia	0.42	2-19-2015	5,000,000	5,000,418	0.17
China Construction Bank Corporation ±	0.42	3-25-2015	26,000,000	26,000,000	0.88
Cooperatieve Centrale ±	0.27	2-3-2015	12,000,000	12,000,012	0.41
Credit Agricole SA	0.07	2-2-2015	67,000,000	67,000,000	2.28
Credit Industriel et Commercial (New York)	0.07	2-2-2015	54,000,000	54,000,000	1.84
DG Bank (New York)	0.20-0.25	2-5-2015 to 4-27-2015	58,000,000	57,999,684	1.97
DNB Nor Bank ASA	0.07	2-2-2015	57,000,000	57,000,000	1.94
Erste Abwicklungsanstalt ±	0.99	3-13-2015	2,000,000	2,001,712	0.07
KBC Bank	0.07	2-2-2015	64,000,000	64,000,000	2.18
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-2-2015	15,000,000	15,000,000	0.51
Mitsubishi UFJ Trust & Banking Corporation	0.21-0.26	2-3-2015 to 4-2-2015	45,000,000	45,000,000	1.53
Mizuho Bank Limited	0.20	2-3-2015	15,000,000	15,000,000	0.51
Mizuho Bank Limited	0.20-0.25	2-4-2015 to 4-8-2015	40,000,000	40,000,000	1.36
Natixis (New York) ±	0.24	9-18-2015	20,000,000	20,000,000	0.68
Norinchukin Bank	0.18	2-13-2015	20,000,000	20,000,000	0.68
Norinchukin Bank	0.20-0.24	2-24-2015 to 4-13-2015	11,000,000	10,999,963	0.37
Rabobank Nederland (New York) ±	0.30	4-13-2015	14,000,000	14,000,000	0.48
Rabobank Nederland (New York) ±	0.29	2-27-2015	15,000,000	15,000,000	0.51
Skandinaviska Enskilda Banken AG	0.13	2-2-2015	52,000,000	52,000,000	1.77
Skandinaviska Enskilda Banken AG	0.25	4-9-2015	8,000,000	7,999,999	0.27
Societe Generale ±	0.25	1-26-2016	20,000,000	20,000,000	0.68
Standard Chartered Bank	0.21-0.26	2-13-2015 to 5-15-2015	46,000,000	46,000,000	1.56
Standard Chartered Bank ±	0.29	4-21-2015	14,000,000	14,000,000	0.48
Sumitomo Mitsui Banking Corporation ±	0.24	3-19-2015	15,000,000	15,000,000	0.51
Sumitomo Mitsui Banking Corporation	0.25	4-2-2015	5,000,000	5,000,000	0.17
Sumitomo Trust & Banking Corporation	0.24-0.26	3-30-2015 to 4-17-2015	30,000,000	30,000,000	1.02
Swedbank	0.06	2-2-2015	28,000,000	28,000,000	0.95
Swedbank	0.22	4-2-2015	10,000,000	10,000,000	0.34
Toronto-Dominion Bank	0.18-0.26	3-12-2015 to 11-18-2015	35,000,000	35,000,000	1.19
Toronto-Dominion Bank ±	0.23	2-6-2015	23,000,000	23,000,000	0.78
Toronto-Dominion Bank ±	0.24	6-16-2015	15,000,000	15,000,000	0.51
United Overseas Bank Limited	0.17	2-2-2015	40,000,000	40,000,000	1.36
Westpac Banking Corporation ±	0.23	2-18-2015	15,000,000	15,000,000	0.51
Westpac Banking Corporation ±	0.27	11-3-2015	15,000,000	15,000,000	0.51
Other securities				68,001,054	2.32

Total Certificates of Deposit (Cost $1,162,002,842)				1,162,002,842	39.52

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2015	Wells Fargo Advantage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Commercial Paper: 39.34%

Asset-Backed Commercial Paper: 18.77%
Antalis US Funding Corporation 144A(z)	0.25%	2-2-2015	$15,000,000	$15,000,000	0.51%
Crown Point Capital Company LLC	0.21-0.27	2-4-2015 to 4-22-2015	36,000,000	35,987,133	1.22
Gotham Funding Corporation 144A(z)	0.19	2-12-2015	15,000,000	14,999,208	0.51
Kells Funding LLC	0.24-0.26	2-5-2015 to 1-11-2016	29,000,000	28,998,691	0.99
Kells Funding LLC ±144A	0.24	5-15-2015	19,000,000	19,000,000	0.65
Lexington Parker Capital Company LLC	0.21-0.27	2-6-2015 to 4-13-2015	27,000,000	26,992,082	0.92
Lexington Parker Capital Company LLC 144A(z)	0.23	3-11-2015	16,000,000	15,996,217	0.54
LMA Americas LLC 144A(z)	0.18	2-6-2015	31,000,000	30,999,380	1.05
LMA Americas LLC	0.18-0.26	2-9-2015 to 3-10-2015	12,000,000	11,998,092	0.41
Ridgefield Funding Company LLC ±144A	0.27	7-8-2015	15,000,000	15,000,000	0.51
Victory Receivables	0.19-0.20	2-2-2015 to 2-24-2015	34,000,000	33,997,670	1.15
Other securities				302,967,699	10.31

				551,936,172	18.77

Financial Company Commercial Paper: 13.40%
BPCE SA 144A(z)	0.25	2-5-2015	25,000,000	24,999,479	0.85
Caisse Centrale Desjardins du Quebec	0.18-0.24	2-10-2015 to 3-27-2015	32,000,000	31,994,840	1.09
Commonwealth Bank of Australia	0.25-0.25	5-22-2015 to 7-2-2015	10,000,000	10,000,000	0.34
Commonwealth Bank of Australia ±144A	0.25	5-20-2015	15,000,000	15,000,000	0.51
Commonwealth Bank of Australia ±144A	0.26	6-18-2015	15,000,000	14,999,717	0.51
DBS Bank Limited 144A(z)	0.21	4-13-2015	5,000,000	4,997,958	0.17
National Australia Bank Limited ±144A	0.25	7-7-2015	15,000,000	15,000,000	0.51
National Australia Funding Incorporated ±144A	0.24	3-10-2015	15,000,000	15,000,000	0.51
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	4-2-2015	12,000,000	11,995,182	0.41
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	4-8-2015	19,000,000	18,991,424	0.64
Swedbank	0.20-0.21	2-26-2015 to 3-13-2015	8,000,000	7,998,557	0.28
United Overseas Bank Limited	0.28	2-9-2015 to 2-25-2015	25,000,000	24,997,706	0.85
United Overseas Bank Limited 144A(z)	0.28	3-16-2015	15,000,000	14,995,100	0.51
Westpac Banking Corporation ±144A	0.26	10-19-2015	15,000,000	15,000,000	0.51
Other securities				167,964,111	5.71

				393,934,074	13.40

Other Commercial Paper: 7.17%
Caisse Des Depots et Consignations	0.18-0.22	2-23-2015 to 4-1-2015	33,000,000	32,994,492	1.13
Caisse Des Depots et Consignations 144A(z)	0.21	3-12-2015	20,000,000	19,995,567	0.68
Erste Abwicklungsanstalt	0.18-0.25	3-3-2015 to 6-18-2015	32,000,000	31,985,981	1.09
Svensk Exportkredit AB (z)	0.28	4-23-2015	17,000,000	16,989,422	0.58
Other securities				108,988,918	3.69

				210,954,380	7.17

Total Commercial Paper (Cost $1,156,824,626)				1,156,824,626	39.34

Government Agency Debt: 0.37%
Other securities				11,000,000	0.37

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 4.99%

California: 0.07%

Other Municipal Debt: 0.07%
Other securities				$2,000,000	0.07%

Colorado: 0.51%

Variable Rate Demand Notes ø: 0.51%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.11%	5-1-2052	$14,975,000	14,975,000	0.51

Connecticut: 0.17%

Variable Rate Demand Notes ø: 0.17%
Other securities				5,000,000	0.17

Florida: 0.03%

Variable Rate Demand Notes ø: 0.03%
Other securities				955,000	0.03

Georgia: 0.27%

Other Municipal Debt: 0.10%
Other securities				3,000,000	0.10

Variable Rate Demand Notes ø: 0.17%
Other securities				5,035,000	0.17

Illinois: 0.08%

Variable Rate Demand Notes ø: 0.08%
Other securities				2,320,000	0.08

Maryland: 0.07%

Variable Rate Demand Notes ø: 0.07%
Other securities				2,000,000	0.07

New York: 1.03%

Variable Rate Demand Notes ø: 1.03%
PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	9-15-2015	20,302,000	20,302,000	0.69
Other securities				10,000,000	0.34

				30,302,000	1.03

North Carolina: 0.09%

Variable Rate Demand Notes ø: 0.09%
Other securities				2,750,000	0.09

Ohio: 0.27%

Variable Rate Demand Notes ø: 0.27%
Other securities				8,009,000	0.27

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2015	Wells Fargo Advantage Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oregon: 0.17%

Variable Rate Demand Notes ø: 0.17%
Other securities				$5,000,000	0.17%

Other: 0.79%

Variable Rate Demand Notes ø: 0.79%
Other securities				23,210,000	0.79

Pennsylvania: 0.10%

Other Municipal Debt: 0.10%
Other securities				3,000,000	0.10

South Carolina: 0.17%

Other Municipal Debt: 0.17%
Other securities				5,000,000	0.17

Texas: 0.63%

Variable Rate Demand Notes ø: 0.63%
Other securities				18,487,037	0.63

Washington: 0.07%

Other Municipal Debt: 0.07%
Other securities				2,000,000	0.07

Wisconsin: 0.47%

Variable Rate Demand Notes ø: 0.47%
Other securities				13,740,000	0.47

Total Municipal Obligations (Cost $146,783,037)				146,783,037	4.99

Other Instruments: 6.36%
DBS Bank Limited Pooled Bank Deposit Product §	0.17%	1-1-2050	$60,000,000	60,000,000	2.04
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.17	1-1-2050	60,000,000	60,000,000	2.04
State Street Bank & Trust Company	0.24-0.31	3-17-2015 to 10-23-2015	30,000,000	30,000,000	1.02
State Street Bank & Trust Company ±	0.25	4-10-2015	15,000,000	15,000,000	0.51
Other securities				21,944,507	0.75

Total Other Instruments (Cost $186,944,507)				186,944,507	6.36

Other Notes: 0.92%

Corporate Bonds and Notes: 0.92%
LTF Real Estate Company Incorporated ±§144A	0.24	6-1-2033	14,450,000	14,450,000	0.49
Other securities				12,669,000	0.43

Total Other Notes (Cost $27,119,000)				27,119,000	0.92

Repurchase Agreements ^^: 8.87%
Bank of America Corporation, dated 1-30-2015, maturity value $18,000,090 (1)	0.06	2-2-2015	18,000,000	18,000,000	0.61

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Repurchase Agreements ^^ (continued)
Credit Agricole, dated 1-30-2015, maturity value $77,834,048 (2)	0.08%	2-2-2015	$77,833,529	$77,833,529	2.65%
Goldman Sachs & Company, dated 1-2-2015, maturity value $22,005,867 (3)(i)±§¢	0.16	3-3-2015	22,000,000	22,000,000	0.75
GX Clarke & Company, dated 1-30-2015, maturity value $12,000,160 (4)	0.16	2-2-2015	12,000,000	12,000,000	0.41
JPMorgan Securities, dated 1-2-2015, maturity value $4,000,482 (5)±§¢	0.14	2-2-2015	4,000,000	4,000,000	0.13
JPMorgan Securities, dated 1-2-2015, maturity value $62,031,465 (6)(i)±§¢	0.29	3-6-2015	62,000,000	62,000,000	2.11
Nomura, dated 1-30-2015, maturity value $65,000,433 (7)	0.08	2-2-2015	65,000,000	65,000,000	2.21

Total Repurchase Agreements (Cost $260,833,529)				260,833,529	8.87

Total investments in securities (Cost $2,951,507,541) *				2,951,507,541	100.37
Other assets and liabilities, net				(10,842,199)	(0.37)

Total net assets				$2,940,665,342	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security for which the designation as illiquid is unaudited.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 6.00%, 8-1-2033 to 11-1-2043, fair value including accrued interest is $18,540,000.

(2)	U.S. government securities, 0.38% to 6.50%, 4-1-2016 to 5-20-2061, fair value including accrued interest is $80,167,024.

(3)	U.S. government securities, 0.00% to 0.23%, 2-4-2015 to 7-13-2015, fair value including accrued interest is $22,440,000

(4)	U.S. government securities, 0.15% to 6.50%, 10-20-2016 to 12-1-2044, fair value including accrued interest is $12,334,356.

(5)	Commercial paper, 0.00%, 7-23-2015, fair value is $4,080,172.

(6)	Commercial paper and U.S. government securities, 0.00% to 7.50%, 2-3-2015 to 10-1-2044, fair value including accrued interest is $64,098,117.

(7)	U.S. government securities, 2.49% to 8.00%, 5-15-2023 to 1-20-2045, fair value including accrued interest is $66,950,000.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

§	The security is subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2015	Wells Fargo Advantage Money Market Fund	15

Assets
Investments in unaffiliated securities, at amortized cost	$2,951,507,541
Receivable for investments sold	40,000
Receivable for Fund shares sold	449,511
Receivable for interest	394,860
Receivable from adviser	1,146,277
Prepaid expenses and other assets	176,707

Total assets	2,953,714,896

Liabilities
Dividends payable	67,072
Payable for investments purchased	7,997,507
Payable for Fund shares redeemed	2,532,785
Distribution fees payable	282,651
Administration fees payable	682,582
Accrued expenses and other liabilities	1,486,957

Total liabilities	13,049,554

Total net assets	$2,940,665,342

NET ASSETS CONSIST OF
Paid-in capital	$2,944,966,565
Overdistributed net investment income	(416,428)
Accumulated net realized losses on investments	(3,884,795)

Total net assets	$2,940,665,342

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$876,562,157
Shares outstanding – Class A1	876,453,011
Net asset value per share – Class A	$1.00
Net assets – Class B	$4,277,478
Shares outstanding – Class B1	4,276,802
Net asset value per share – Class B	$1.00
Net assets – Class C	$13,627,872
Shares outstanding – Class C1	13,626,702
Net asset value per share – Class C	$1.00
Net assets – Daily Class	$1,269,175,522
Shares outstanding – Daily Class[1]	1,269,075,223
Net asset value per share – Daily Class	$1.00
Net assets – Investor Class	$495,865,290
Shares outstanding – Investor Class[1]	495,824,927
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$281,157,023
Shares outstanding – Service Class[1]	281,131,507
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Money Market Fund	Statement of operations—year ended January 31, 2015

Investment income
Interest	$6,751,161

Expenses
Advisory fee	9,487,473
Administration fees
Fund level	1,679,665
Class A	2,745,028
Class B	12,657
Class C	32,079
Daily Class	2,755,139
Investor Class	1,287,780
Service Class	388,569
Shareholder servicing fees
Class A	3,119,350
Class B	8,197
Class C	36,454
Daily Class	3,130,628
Investor Class	1,273,349
Service Class	808,703
Distribution fees
Class B	43,149
Class C	109,361
Daily Class	3,130,839
Custody and accounting fees	198,501
Professional fees	47,156
Registration fees	156,105
Shareholder report expenses	353,975
Trustees’ fees and expenses	10,614
Other fees and expenses	97,047

Total expenses	30,911,818
Less: Fee waivers and/or expense reimbursements	(24,520,852)

Net expenses	6,390,966

Net investment income	360,195

Net realized gains on investments	10,165

Net increase in net assets resulting from operations	$370,360

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Money Market Fund	17

	Year ended January 31, 2015		Year ended January 31, 2014

Operations
Net investment income		$360,195		$433,166
Net realized gains on investments		10,165		179,715

Net increase in net assets resulting from operations		370,360		612,881

Distributions to shareholders from
Net investment income
Class A		(124,764)		(163,796)
Class B		(575)		(1,075)
Class C		(1,458)		(1,582)
Daily Class		(125,225)		(128,867)
Investor Class		(51,508)		(58,263)
Service Class		(32,378)		(37,716)

Total distributions to shareholders		(335,908)		(391,299)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,550,844,476	1,550,844,476	1,607,144,153	1,607,144,153
Class B	451,931	451,931	921,303	921,303
Class C	6,059,142	6,059,142	14,212,502	14,212,502
Daily Class	6,136,424,945	6,136,424,945	5,778,495,108	5,778,495,108
Investor Class	193,439,389	193,439,389	230,037,009	230,037,009
Service Class	2,184,034,682	2,184,034,682	2,935,717,291	2,935,717,291

		10,071,254,565		10,566,527,366

Reinvestment of distributions
Class A	118,532	118,532	156,299	156,299
Class B	560	560	1,031	1,031
Class C	1,378	1,378	1,492	1,492
Daily Class	72,445	72,445	75,933	75,933
Investor Class	42,590	42,590	47,360	47,360
Service Class	12,619	12,619	5,036	5,036

		248,124		287,151

Payment for shares redeemed
Class A	(2,143,057,980)	(2,143,057,980)	(2,179,460,849)	(2,179,460,849)
Class B	(4,141,198)	(4,141,198)	(7,319,177)	(7,319,177)
Class C	(8,702,490)	(8,702,490)	(12,435,805)	(12,435,805)
Daily Class	(6,295,953,282)	(6,295,953,282)	(5,620,204,945)	(5,620,204,945)
Investor Class	(228,913,382)	(228,913,382)	(340,142,443)	(340,142,443)
Service Class	(2,237,552,601)	(2,237,552,601)	(2,999,243,764)	(2,999,243,764)

		(10,918,320,933)		(11,158,806,983)

Net decrease in net assets resulting from capital share transactions		(846,818,244)		(591,992,466)

Total decrease in net assets		(846,783,792)		(591,770,884)

Net assets
Beginning of period		3,787,449,134		4,379,220,018

End of period		$2,940,665,342		$3,787,449,134

Overdistributed net investment income		$(416,428)		$(440,715)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
CLASS A	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.80%	0.80%	0.79%	0.88%
Net expenses	0.19%	0.22%	0.25%	0.26%	0.35%	0.58%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.05%
Supplemental data
Net assets, end of period (000s omitted)	$876,562	$1,468,645	$2,040,718	$3,110,020	$4,908,741	$5,218,601

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
CLASS B	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.47%	1.55%	1.55%	1.56%	1.62%
Net expenses	0.19%	0.22%	0.24%	0.26%	0.35%	0.62%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$4,277	$7,966	$14,362	$400,677	$542,695	$628,445

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
CLASS C	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.57%	1.55%	1.51%	1.52%
Net expenses	0.19%	0.22%	0.25%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$13,628	$16,270	$14,491	$18,910	$19,984

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
DAILY CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.07%	1.05%	1.06%	1.04%
Net expenses	0.19%	0.22%	0.25%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,269,176	$1,428,618	$1,270,171	$1,564,827	$2,097,990

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
INVESTOR CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.08%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.83%	0.84%	0.84%	0.92%
Net expenses	0.19%	0.22%	0.25%	0.26%	0.35%	0.52%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$495,865	$531,291	$641,318	$630,684	$668,894	$731,932

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.72%	0.70%	0.71%	0.69%
Net expenses	0.19%	0.22%	0.25%	0.26%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$281,157	$334,659	$398,160	$472,761	$576,714

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements	Wells Fargo Advantage Money Market Fund	25

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $3,884,795 with $3,476,509 expiring in 2017 and $408,286 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the year ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

26	Wells Fargo Advantage Money Market Fund	Notes to financial statements

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Daily Class	0.22%
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares, 1.00% for Daily Class shares, 0.65% for Investor Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Daily Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Daily Class shares paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Daily Class shares.

Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended January 31, 2015, Funds Distributor received $62 and $48 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $335,908 and $391,299 of ordinary income for the years ended January 31, 2015 and January 31, 2014, respectively.

As of January 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Capital loss carryforward
$21,035	$(3,884,795)

Notes to financial statements	Wells Fargo Advantage Money Market Fund	27

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. REGULATORY MATTERS

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

28	Wells Fargo Advantage Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo Advantage Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010 (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolio of investments as of January 31, 2015 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and portfolio of investments are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolio of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolio of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolio of investments. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolio of investments referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Money Market Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 25, 2015

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	29

TAX INFORMATION

For the fiscal year ended January 31, 2015, $229,256 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231590 03-15 A306/AR306 01-15

Wells Fargo Advantage

Municipal Cash Management Money Market Fund

Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Municipal Cash Management Money Market Fund for the 12-month period that ended January 31, 2015. Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Less supply of short-term investment securities also held down yields. Banks curtailed their issuance of shorter maturities as they moved into compliance with new regulations like the Basel III liquidity coverage ratio, which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario, while others trimmed the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve amendments to Rule 2a-7, which governs money market funds. These changes are scheduled to take place over a two-year period with final implementation required by late 2016.

U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (Shareholders can expect their fund company to communicate any such changes to them prior to the change taking place.)

■	Retail investors will continue to transact at a stable $1.00 NAV, but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. During this implementation period, we are partnering across the industry and with our service providers so that we can continue to support our institutional clients’ desire for intraday wire settlements within a floating NAV money market fund. We also note that the U.S. Treasury Department and the Internal Revenue Service issued proposed guidance to simplify the tax treatment of floating NAV funds, which would allow shareholders to measure net gains and losses over a tax period and not require them to calculate transaction-by-transaction gains and losses. Further, the SEC has stated that the adoption of a floating NAV for money market funds will not, under normal circumstances, preclude shareholders from classifying their investment in money market funds as cash equivalents for the purposes of U.S. generally accepted accounting principles.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	3

Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

Portfolio manager Dave Sylvester announced plans to retire in 2015.

Dave Sylvester, senior portfolio manager and head of money market funds, announced plans to retire on March 31, 2015, capping a 35-year career with Wells Capital Management, Inc., the subadvisor for the Wells Fargo Advantage Money Market Funds. Under Mr. Sylvester’s leadership, the Wells Fargo Advantage Money Market Funds consistently provided a stable investment option for investor assets through innumerable credit cycles, some of which were the most challenging of the modern era.

Jeffrey L. Weaver, CFA, head of Wells Capital Management’s short-duration team, became head of the money market fund team effective January 1, 2015. Consistent with our long-planned transition process, Senior Portfolio Managers Laurie R. White; Michael C. Bird, CFA; and James C. Randazzo will continue in their leadership roles in the day-to-day management of our prime, government, and municipal money market funds, working closely with Mr. Weaver. Matthew A. Grimes, CFA, will continue to lead the money market credit research team.

Despite this leadership transition, Wells Fargo’s money market investment philosophy and commitment to shareholders will remain unchanged. Our money market security selection process has long emphasized conservative investment choices, and all of the Wells Fargo Advantage Money Market Funds will continue to maintain an approach that seeks to prioritize preservation of capital, liquidity, and high-quality investments, driven by our own independent, fundamental credit research and risk management.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

4	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey L. Weaver, CFA

James Randazzo

Average annual total returns1 (%) as of January 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WUCXX)	7-9-2010	0.02	0.04	1.24	0.36	0.30
Institutional Class (EMMXX)	11-20-1996	0.02	0.07	1.25	0.24	0.20
Service Class (EISXX)	11-25-1996	0.02	0.02	1.10	0.53	0.45

Yield summary3 (%) as of January 31, 2015

	Administrator Class	Institutional Class	Service Class
7-day current yield	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	5

Revenue source distribution[4] as of January 31, 2015

Weighted average maturity[5] as of January 31, 2015
27 days

Weighted average life[6] as of January 31, 2015
27 days

Effective maturity distribution[4] as of January 31, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to include the higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.28)%, (0.16)%, and (0.45)% for Administrator Class, Institutional Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These percentages are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Money market overview (unaudited)

Portfolio manager commentary

During the 12-month period that ended January 31, 2015, the municipal money market space continued to be influenced by broader market dynamics largely driven by U.S. Federal Reserve (Fed) monetary policy and ongoing regulatory reforms in the financials sector. These policies directly and indirectly affected the absolute level of interest rates and the supply of money market–eligible securities. Over the period, tax-exempt money market yields continued to decline due to shrinking supply of variable-rate demand notes (VRDNs), tender-option bonds (TOBs), and tax-exempt notes. In addition, the scarcity of supply in other types of money market-eligible securities continued to foster demand for daily and weekly tax-exempt securities. Meanwhile, credit quality in the municipal sector in general continued to steadily improve as tax revenues and property valuations strengthened along with improvements in the broader U.S. economy over the past 12 months.

During the period, we believe the combination of limited primary market supply and persistent demand for overnight and weekly VRDNs and TOBs drove the Securities Industry and Financial Markets Association (SIFMA) 7-Day Floater Index1 to record lows. This benchmark for weekly tax-exempt floating-rate notes began the period at 0.03% and remained in the low single digits for the vast majority of the period. The index experienced its typical seasonal tax-time weakness, registering in the 0.10% to 0.12% range for a brief spell during April. However, this index averaged a paltry 0.05% during the 12-month period, down from an average of 0.09% the previous period. The ongoing contraction in supply, combined with a modest uptick of inflows into municipal money market funds during the November to January time frame, kept a tight lid on municipal rates despite some increased volatility in the taxable space close to the end of the period. As such, municipal rates were unable to track taxable equivalents higher as the Fed experimented with rate-setting mechanics on its reverse repurchase programs in November and December. The SIFMA index eventually set a record low of 0.02% on January 7, 2015, concurrent with the traditional start-of-the-year cash inflows.

Supply and demand imbalances were evident further out on the municipal curve as well. During the period, yields on commercial paper with maturities between 30 and 90 days were pulled lower as VRDN and TOB rates fell toward zero. By the end of the 12-month period, yields on high-grade commercial paper fell to the 0.04% to 0.06% range, down from the 0.08% to 0.09% range the previous period. Meanwhile, yields on top-rated one-year notes fell to 0.14% in January 2015 after starting the period at 0.17%, as primary market issuance continued to contract. Many municipal issuers continued to see their cash-flow note-borrowing needs shrink courtesy of a strong rebound in tax revenues over the past few years. For example, the state of California reduced its annual revenue anticipation note borrowing to $2.5 billion in 2014, down from $10.0 billion just two years ago. Overall, total note issuance in 2014 came in at approximately $40.2 billion, down from roughly $54.8 billion in 2013 and $65.8 billion in 2012. The reduction in note supply contributed to a flat yield curve in the municipal money market space.

During the period, we continued to maintain relatively low weighted-average maturities in this Fund due to the persistently low and flat yield-curve environment in the municipal money market space. We also continued to maintain high daily and weekly liquidity targets in order to ensure principal stability in our Funds. Accordingly, we continued to focus our investments primarily in VRDNs and TOBs with daily and weekly tender features. In addition, we continued to use high-grade fixed-rate notes, commercial paper, and prerefunded securities to selectively extend maturity profiles and enhance diversification.

Strategic outlook

We are hopeful that a potential tightening of monetary policy by the Fed will ultimately result in higher yields in the municipal money market space. Additionally, we are optimistic that greater clarity regarding regulatory reforms may instill greater confidence on the part of municipal money market participants, issuers, and liquidity providers that may cultivate product innovation, which might help stabilize or grow new-issue volumes in the VRDN and TOB markets. Finally, we are encouraged that many state and local governments are slowly regaining their appetites to restore spending levels and investment in much-needed education and infrastructure programs that had been reduced amid the austerity budgets adopted during the Great Recession. We feel that increased spending in these important areas will serve to improve our local communities and may bring much-needed supply to our market.

[1]	The SIFMA 7-Day Floater Index, produced by Municipal Market Data (MMD), is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations from MMD’s extensive database. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.14	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51	0.10%
Institutional Class
Actual	$1,000.00	$1,000.14	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51	0.10%
Service Class
Actual	$1,000.00	$1,000.14	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51	0.10%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.07%

Alabama: 0.39%

Variable Rate Demand Note ø: 0.39%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.17%	8-1-2041	$4,500,000	$4,500,000

Arizona: 0.85%

Other Municipal Debt: 0.06%
Arizona School Facility Board Improvement Revenue Bonds Series 2005 (Tax Revenue) §	5.00	1-1-2017	700,000	714,158

Variable Rate Demand Notes ø: 0.79%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.05	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.06	8-1-2026	1,800,000	1,800,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.14	8-1-2022	3,700,000	3,700,000

				9,100,000

California: 7.27%

Other Municipal Debt: 2.48%
California RAN Series 2014-15 (Tobacco Revenue)	1.50	6-22-2015	22,300,000	22,418,699
Los Angeles County CA TRAN (Miscellaneous Revenue)	1.50	6-30-2015	1,400,000	1,407,821
Los Angeles County CA TRAN (Miscellaneous Revenue)	1.50	6-25-2015	1,800,000	1,809,781
Riverside County CA TRAN Series 2014 (Tax Revenue)	1.50	6-30-2015	2,900,000	2,916,260

				28,552,561

Variable Rate Demand Notes ø: 4.79%
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC LIQ)	0.03	4-1-2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	7-15-2035	1,100,000	1,100,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.03	9-1-2033	6,550,000	6,550,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	3-15-2033	3,580,000	3,580,000
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.02	11-1-2040	15,000,000	15,000,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	12-15-2034	1,925,000	1,925,000
California PCFA Pacific Gas & Electric Project Series F (Utilities Revenue, JPMorgan Chase & Company LOC)	0.01	11-1-2026	12,400,000	12,400,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	9-15-2024	4,575,000	4,575,000
Pasadena CA Certificate of Participation Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.02	2-1-2035	1,000,000	1,000,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2034	5,000,000	5,000,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.05	12-1-2022	2,800,000	2,800,000

				55,230,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Municipal Cash Management Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 4.62%

Variable Rate Demand Notes ø: 4.62%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.14%	10-1-2019	$1,500,000	$1,500,000
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.06	11-1-2042	4,750,000	4,750,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2008-D2 Morgan Stanley Series 2008-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.16	10-1-2037	1,500,000	1,500,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A Deutsche Bank SPEAR/LIFER Trust Series DBE-1278 (Health Revenue, Deutsche Bank LIQ) 144A	0.09	2-1-2041	2,500,000	2,500,000
Colorado HFA Class I Series B-2 (Housing Revenue, JPMorgan Chase & Company SPA)	0.08	4-1-2038	12,100,000	12,100,000
Colorado HFA Ready Foods Incorporated Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.07	1-1-2032	800,000	800,000
Colorado MidCities Metropolitan District #1 Colorado Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.10	12-1-2031	2,900,000	2,900,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.10	12-1-2020	1,780,000	1,780,000
Colorado Regional Transportation District Certificates of Participation Series 2014-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1355 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.10	6-1-2044	2,000,000	2,000,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.17	11-15-2025	3,400,000	3,400,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	1-1-2018	20,000,000	20,000,000

				53,230,000

Connecticut: 0.30%

Variable Rate Demand Note ø: 0.30%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013A Deutsche Bank SPEAR/LIFER Trust Series DBE-1164 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.07	1-1-2038	3,510,000	3,510,000

Delaware: 0.43%

Variable Rate Demand Note ø: 0.43%
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ) 144A	0.12	1-1-2016	4,910,000	4,910,000

Florida: 6.94%

Other Municipal Debt: 1.90%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.05	2-11-2015	4,100,000	4,100,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.06	2-3-2015	4,600,000	4,600,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.08	2-3-2015	4,700,000	4,700,000
Lee County FL School District TAN Series 2014 (Miscellaneous Revenue)	1.00	6-1-2015	8,500,000	8,524,286

				21,924,286

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 5.04%
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured, FNMA LIQ)	0.04%	4-15-2039	$6,295,000	$6,295,000
Miami-Dade County FL Aviation Revenue Series A (Airport Revenue, BHAC/AGC/Syncora Guarantee Incorporated Insured, Citibank NA SPA) 144A	0.05	10-1-2037	11,500,000	11,500,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (Industrial Development Revenue, Royal Bank of Canada LOC)	0.05	3-1-2024	6,000,000	6,000,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.04	8-15-2035	7,060,000	7,060,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.04	5-15-2038	6,530,000	6,530,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.10	11-15-2033	3,700,000	3,700,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	10-1-2038	17,000,000	17,000,000

				58,085,000

Hawaii: 0.23%

Other Municipal Debt: 0.23%
Honolulu HI City & County Series 2005-D (GO, National Insured)	5.00	7-1-2015	1,000,000	1,019,846
Honolulu HI City & County Series A (GO, National Insured) §	5.00	7-1-2029	1,570,000	1,601,739

				2,621,585

Illinois: 5.07%

Variable Rate Demand Notes ø: 5.07%
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.28	11-1-2023	1,500,000	1,500,000
Chicago IL City Colleges of Chicago Capital Improvement Project Series 1999 Deutsche Bank SPEAR/LIFER Trust Series DBE-308 (GO, FGIC Insured, Deutsche Bank LIQ) 144A	0.25	1-1-2036	4,500,000	4,500,000
Chicago IL Enterprise Center Project Series IX (Industrial Development Revenue, Bank of America NA LOC)	0.10	6-1-2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (Industrial Development Revenue, Bank of America NA LOC)	0.10	6-1-2022	4,300,000	4,300,000
Chicago IL GO Project Series 2011A Deutsche Bank SPEAR/LIFER Trust Series DBE-1212 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.37	1-1-2035	1,000,000	1,000,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.04	1-1-2035	24,425,000	24,425,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1117 (Housing Revenue, Deutsche Bank LIQ) 144A	0.16	7-1-2044	2,585,000	2,585,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.14	4-1-2051	5,000,000	5,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3721 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	2-1-2033	4,545,000	4,545,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2010-B-2 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.03	6-15-2050	100,000	100,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2012-B Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-42 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.02	6-15-2020	7,360,000	7,360,000

				58,461,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Municipal Cash Management Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 1.51%

Other Municipal Debt: 0.37%
Indiana Bond Bank Advance Funding Program Notes Series 2015-A (Miscellaneous Revenue)	2.00%	1-5-2016	$4,175,000	$4,242,997

Variable Rate Demand Notes ø: 1.14%
Carmel IN RDA Lease Rental Revenue Performing Arts Center Morgan Stanley Floater Series 2004-1275 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.12	2-1-2033	2,000,000	2,000,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.03	5-1-2016	750,000	750,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.04	3-1-2041	1,445,000	1,445,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.22	12-1-2016	375,000	375,000
Spencer County IN American Iron Oxide Company Project (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.23	9-1-2018	8,600,000	8,600,000

				13,170,000

Iowa: 0.58%

Variable Rate Demand Notes ø: 0.58%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.04	6-1-2039	4,600,000	4,600,000
Iowa Finance Authority Solid Waste Disposal Revenue John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.09	11-1-2035	2,075,000	2,075,000

				6,675,000

Kansas: 0.14%

Variable Rate Demand Note ø: 0.14%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.06	11-1-2020	1,640,000	1,640,000

Kentucky: 0.54%

Other Municipal Debt: 0.19%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014-D-1 (Miscellaneous Revenue)	1.00	8-1-2015	1,250,000	1,254,734
Kentucky Turnpike Authority Economic Development Road Revenue & Road Refunding Bonds Revitalization Projects Series 2005-B (Miscellaneous Revenue, Ambac Insured) §	5.00	7-1-2016	900,000	918,203

				2,172,937

Variable Rate Demand Note ø: 0.35%
Deutsche Bank SPEAR/LIFER Trust Series DBE-1117 (Housing Revenue, Deutsche Bank LIQ) 144A	0.16	7-1-2032	4,090,000	4,090,000

Louisiana: 1.15%

Variable Rate Demand Notes ø: 1.15%
Ascension Parish LA BASF Corporation Project (Industrial Development Revenue)	0.12	3-1-2025	5,000,000	5,000,000
Louisiana Public Facilities Authority Dynamic Fuels LLC Project Series 2008 (Industrial Development Revenue, Bank of America NA LOC)	0.02	10-1-2033	8,200,000	8,200,000

				13,200,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 0.34%

Variable Rate Demand Notes ø: 0.34%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue, Manufacturers & Traders LOC)	0.07%	12-3-2035	$910,000	$910,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.07	7-1-2041	3,000,000	3,000,000

				3,910,000

Massachusetts: 2.07%

Other Municipal Debt: 1.60%
Massachusetts GO RAN Series 2014 A (Miscellaneous Revenue)	1.50	4-23-2015	18,400,000	18,456,796

Variable Rate Demand Notes ø: 0.47%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.14	6-1-2018	1,000,000	1,000,000
Massachusetts School Building Authority Prerefunded-2012-2-Series A (Tax Revenue, AGM Insured)	5.00	8-15-2030	3,600,000	3,694,450
Massachusetts School Building Authority Series 2005-A (Tax Revenue, AGM Insured)	5.00	8-15-2021	700,000	718,369

				5,412,819

Michigan: 4.80%

Other Municipal Debt: 0.83%
Michigan Finance Authority Local Government Loan Program Detroit Finance Recovery Income Tax Revenue Local Project Series 2014F-1 Barclays Residual Interest Bonds Trust Series 2014-7WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.12	6-1-2015	9,500,000	9,500,000

Variable Rate Demand Notes ø: 3.97%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.02	6-1-2034	300,000	300,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.08	11-15-2049	2,300,000	2,300,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.08	11-15-2047	2,625,000	2,625,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.08	11-15-2049	1,800,000	1,800,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.10	4-1-2042	28,750,000	28,750,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.08	1-1-2035	10,000,000	10,000,000

				45,775,000

Minnesota: 2.08%

Other Municipal Debt: 0.13%
Minnesota Rural Water Finance Authority Public Project Constructions Notes Series 2014 (Water & Sewer Revenue)	1.00	12-1-2015	1,500,000	1,509,289

Variable Rate Demand Notes ø: 1.95%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	1-15-2038	16,865,000	16,865,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Municipal Cash Management Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03%	8-15-2038	$750,000	$750,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	4-15-2035	2,800,000	2,800,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.17	2-1-2027	1,330,000	1,330,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-1-2032	700,000	700,000

				22,445,000

Missouri: 1.46%

Other Municipal Debt: 0.21%
Missouri HEFA Health Care Series 2014-E (GO)	0.09	3-4-2015	2,400,000	2,400,000

Variable Rate Demand Notes ø: 1.25%
Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.04	8-1-2038	2,160,000	2,160,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue, BHAC/Ambac Insured, Credit Suisse LIQ) 144A	0.06	12-1-2036	12,235,000	12,235,000

				14,395,000

Nebraska: 0.54%

Variable Rate Demand Note ø: 0.54%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.08	9-1-2031	6,190,000	6,190,000

Nevada: 3.26%

Variable Rate Demand Notes ø: 3.26%
Clark County NV Deutsche Bank SPEAR/LIFER Series DBE-643 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.12	7-1-2025	5,660,000	5,660,000
Nevada Housing Development Authority MFHR Vintage at Laughlin Apartments Project (Housing Revenue, East West Bank LOC, FHLB SPA)	0.07	4-15-2041	9,660,000	9,660,000
Nevada Housing Division Multi-Unit Flamingo Road LLC Series A (Housing Revenue, Exchange Bank LOC) 144A	0.11	10-1-2026	5,200,000	5,200,000
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.11	10-1-2026	5,800,000	5,800,000
Nevada Housing Division Vista Creek Apartments (Housing Revenue, East West Bank LOC)	0.08	4-15-2041	7,060,000	7,060,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.03	6-1-2042	4,200,000	4,200,000

				37,580,000

New Hampshire: 0.86%

Variable Rate Demand Notes ø: 0.86%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.04	6-1-2039	139	139
New Hampshire HEFA FHA Insured Mortgage Revenue Series 2009 PUTTER Series 2015-XF0037 (Health Revenue, FHA Insured, TD Bank NA LIQ) 144A	0.11	10-1-2017	4,940,000	4,940,000
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA LIQ) 144A	0.10	1-1-2037	4,980,000	4,980,000

				9,920,139

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 2.07%

Other Municipal Debt: 1.67%
New Jersey TRAN JPMorgan PUTTER Series 4462 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.04%	6-26-2015	$11,200,000	$11,200,000
New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.04	6-26-2015	8,000,000	8,000,000

				19,200,000

Variable Rate Demand Notes ø: 0.40%
New Jersey EDA School Facilities Construction Series NN Deutsche Bank SPEAR/LIFER Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.13	3-1-2029	1,320,000	1,320,000
Tender Option Bond Trust Receipts Series 2015-XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.08	4-1-2023	3,295,000	3,295,000

				4,615,000

New York: 7.85%

Other Municipal Debt: 1.21%
Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN Series CP-2 Sub Series A (Transportation Revenue)	0.09	5-7-2015	3,900,000	3,900,000
Smithtown NY Central School District TAN 2014-2015 (GO)	1.00	6-30-2015	10,000,000	10,035,279

				13,935,279

Variable Rate Demand Notes ø: 6.64%
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC)	0.15	5-1-2048	2,450,000	2,450,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.07	5-1-2038	6,810,000	6,810,000
New York Housing Finance Agency Series 2014-A (Housing Revenue, Bank of China LOC)	0.12	5-1-2048	7,500,000	7,500,000
New York Metropolitan Transportation Authority BAN Series 2013-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1008 (Transportation Revenue, Bank of America NA LIQ) 144A	0.20	4-19-2015	11,700,000	11,700,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.08	10-1-2031	5,010,000	5,010,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.08	10-1-2031	3,555,000	3,555,000
New York Mortgage Agency Homeowner Series 135 (Housing Revenue, Barclays Bank plc SPA)	0.03	4-1-2037	15,000,000	15,000,000
New York NY Fiscal Series 2014D-4 (GO, TD Bank NA SPA)	0.01	8-1-2040	100,000	100,000
New York NY Transitional Finance Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.02	5-1-2028	19,650,000	19,650,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-B (Health Revenue, M&T Bank LOC)	0.05	7-1-2031	1,875,000	1,875,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006C (Health Revenue, M&T Bank LOC)	0.05	7-1-2017	1,230,000	1,230,000
Tender Option Bond Trust Receipts (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.05	5-1-2017	1,710,000	1,710,000

				76,590,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Municipal Cash Management Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

North Carolina: 0.99%

Other Municipal Debt: 0.09%
Wake County NC Series 2007 (GO)	5.00%	3-1-2015	$1,000,000	$1,003,605

Variable Rate Demand Notes ø: 0.90%
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.03	7-1-2032	5,410,000	5,410,000
North Carolina Housing Finance Agency Home Ownership Series 3191 (Housing Revenue, Morgan Stanley Bank LIQ) 144A	0.09	7-1-2039	5,015,000	5,015,000

				10,425,000

North Dakota: 3.41%

Other Municipal Debt: 1.24%
Mercer County ND Series 2009-1 (GO)	0.08	2-5-2015	13,300,000	13,300,000
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Miscellaneous Revenue)	1.00	5-1-2015	1,000,000	1,001,755

				14,301,755

Variable Rate Demand Notes ø: 2.17%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	0.18	12-1-2022	1,760,000	1,760,000
Trail County ND Industrial Development Revenue American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.03	9-1-2019	23,300,000	23,300,000

				25,060,000

Ohio: 2.65%

Variable Rate Demand Notes ø: 2.65%
Ohio Air Quality Development Authority (Miscellaneous Revenue)	0.05	3-1-2032	10,000,000	10,000,000
Ohio Air Quality Development Authority (Miscellaneous Revenue)	0.05	9-1-2037	19,500,000	19,500,000
Ohio HFA Series R-11575 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ)	0.17	3-1-2016	105,000	105,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.07	12-1-2043	1,000,000	1,000,000

				30,605,000

Oregon: 1.28%

Variable Rate Demand Note ø: 1.28%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.03	6-15-2027	14,700,000	14,700,000

Other: 10.67%

Variable Rate Demand Notes ø: 10.67%
Branch Banking & Trust Series 2040 (Airport Revenue, Branch Banking & Trust LOC, FGIC Insured, Branch Banking & Trust LIQ)	0.06	10-1-2030	7,025,000	7,025,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.06	10-1-2015	4,390,000	4,390,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	2-15-2028	10,712,000	10,712,000
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.14	1-1-2036	1,265,000	1,265,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17%	6-1-2038	$3,165,000	$3,165,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	1-1-2036	230,000	230,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	10-1-2036	3,715,000	3,715,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	7-1-2037	2,105,000	2,105,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	9-1-2037	395,000	395,000
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	1-1-2038	6,505,000	6,505,000
Clipper Tax-Exempt Certified Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	9-1-2039	1,600,000	1,600,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	7-1-2036	747,000	747,000
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.14	12-1-2036	1,865,000	1,865,000
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	1-1-2018	10,050,000	10,050,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.05	1-15-2047	14,838,000	14,838,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.05	6-15-2036	28,575,000	28,575,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.03	12-15-2045	2,500,000	2,500,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.05	11-15-2036	23,296,000	23,296,000

				122,978,000

Pennsylvania: 4.62%

Other Municipal Debt: 3.20%
Pennsylvania EDFA Series J1 (Industrial Development Revenue, PNC Bank NA LOC)	0.16	5-1-2015	100,000	100,000
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1004 (Education Revenue, Bank of America NA LIQ) 144A	0.25	5-31-2015	22,100,000	22,100,000
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1005 (Education Revenue, Bank of America NA LIQ) 144A	0.25	5-31-2015	12,400,000	12,400,000
Philadelphia PA TRAN Series 2014-2015-A (GO)	1.00	6-30-2015	2,300,000	2,308,094

				36,908,094

Variable Rate Demand Notes ø: 1.42%
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.12	9-1-2032	1,900,000	1,900,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.02	6-1-2035	100,000	100,000
Geisinger PA Health System Authority Series B (Health Revenue, U.S. Bank NA SPA)	0.01	6-1-2041	5,800,000	5,800,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4298Z (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.07	4-1-2029	2,325,000	2,325,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.06	2-1-2018	2,985,000	2,985,000
Pennsylvania EDFA Fitzpatrick Container Company Project (Industrial Development Revenue, PNC Bank NA LOC)	0.10	12-1-2023	1,200,000	1,200,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Municipal Cash Management Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.10%	12-1-2025	$2,000,000	$2,000,000

				16,310,000

Rhode Island: 0.25%

Variable Rate Demand Note ø: 0.25%
Austin Trust Series 2008-1177 (Housing Revenue, Bank of America NA LIQ)	0.16	10-1-2032	2,855,000	2,855,000

South Carolina: 2.20%

Other Municipal Debt: 1.31%
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	3-2-2015	4,700,000	4,700,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	3-2-2015	9,400,000	9,400,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	3-2-2015	1,000,000	1,000,000

				15,100,000

Variable Rate Demand Notes ø: 0.89%
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.08	3-1-2032	5,675,000	5,675,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (Industrial Development Revenue, TD Bank NA LOC)	0.03	12-1-2038	4,600,000	4,600,000

				10,275,000

South Dakota: 0.14%

Variable Rate Demand Note ø: 0.14%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.06	7-1-2037	1,600,000	1,600,000

Tennessee: 0.22%

Variable Rate Demand Note ø: 0.22%
Chattanooga TN Health Education Housing Facilities Series 2013A Catholic Health Initiatives Deutsche Bank SPEAR/LIFER Trust Series DBE 1268 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	1-1-2045	2,565,000	2,565,000

Texas: 9.23%

Other Municipal Debt: 2.26%
Dallas Area Rapid Transit Texas Senior Subordinate Lien Sales Tax Revenue Notes Series I (Transportation Revenue)	0.08	4-14-2015	2,400,000	2,400,000
Texas PFA Unemployment Compensation Obligation Assessment Series 2010-B (Miscellaneous Revenue) §	5.00	7-1-2018	965,000	984,430
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	22,500,000	22,677,597

				26,062,027

Variable Rate Demand Notes ø: 6.97%
Austin TX Series 2008-1191 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA LIQ)	0.17	7-1-2032	1,915,000	1,915,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.05	8-1-2039	1,700,000	1,700,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1172X (Airport Revenue, Deutsche Bank LIQ) 144A	0.07	11-1-2037	10,245,000	10,245,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.08	12-1-2023	3,600,000	3,600,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.12%	4-1-2033	$7,700,000	$7,700,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Industrial Development Revenue)	0.10	4-1-2037	15,000,000	15,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.03	3-1-2042	6,500,000	6,500,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue)	0.03	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.08	4-1-2028	10,500,000	10,500,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.22	12-15-2032	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.32	12-15-2026	7,041,892	7,041,892
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank SPEAR/LIFER Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.11	8-15-2029	10,100,000	10,100,000

				80,301,892

Utah: 1.30%

Variable Rate Demand Note ø: 1.30%
Utah County UT Hospital Revenue Series C (Health Revenue, U.S. Bank NA SPA)	0.02	5-15-2035	15,000,000	15,000,000

Vermont: 0.84%

Variable Rate Demand Notes ø: 0.84%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.04	5-1-2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.04	11-1-2037	5,500,000	5,500,000

				9,700,000

Virginia: 1.39%

Other Municipal Debt: 0.09%
Loudoun County VA Public Improvement Series 2005-B (GO) §	4.00	6-1-2022	1,000,000	1,012,883

Variable Rate Demand Notes ø: 1.30%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.07	4-1-2026	2,350,000	2,350,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.10	5-15-2042	6,870,000	6,870,000
Norfolk VA EDA Sentara Healthcare Series 2010B (Health Revenue) (i)	0.14	11-1-2034	5,835,000	5,835,000

				15,055,000

Washington: 0.66%

Other Municipal Debt: 0.09%
Central Puget Sound Washington Regional Transit Authority Series 2005-A (Tax Revenue, Ambac Insured) §	5.00	11-1-2018	1,000,000	1,012,041

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Municipal Cash Management Money Market Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 0.57%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008B (Miscellaneous Revenue, Bank of America NA LOC)	0.08%	5-1-2028	$1,440,000	$1,440,000
Washington Housing Finance Commission Deer Run West Apartment Project A (Housing Revenue, Mizuho Corporate Bank LOC)	0.05	6-15-2037	5,200,000	5,200,000

				6,640,000

West Virginia: 0.58%

Variable Rate Demand Notes ø: 0.58%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)	0.06	10-1-2017	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	0.06	10-1-2031	2,700,000	2,700,000

				6,700,000

Wisconsin: 2.29%

Variable Rate Demand Notes ø: 2.29%
West Bend WI Bestech Tool Corporation Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.23	9-1-2019	535,000	535,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1191 (Health Revenue, Deutsche Bank LIQ) 144A	0.07	4-15-2035	3,500,000	3,500,000
Wisconsin HEFA Upland Hills Health Incorporated Series 2006C (Health Revenue, U.S. Bank NA LOC)	0.04	5-1-2036	7,450,000	7,450,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.22	8-15-2034	9,000,000	9,000,000
Wisconsin Housing & EDA Series A (Housing Revenue, FHLB LOC)	0.03	4-1-2046	5,880,000	5,880,000

				26,365,000

Total Municipal Obligations (Cost $1,130,399,143)				1,130,399,143

Other: 1.80%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) §±144A	0.11	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) §±144A	0.09	8-1-2040	3,700,000	3,700,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) §±144A	0.09	8-1-2040	2,400,000	2,400,000
Nuveen New Jersey Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ ) §±144A	0.12	8-3-2043	7,700,000	7,700,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) §±144A	0.11	6-1-2040	4,000,000	4,000,000

Total Other (Cost $20,800,000)				20,800,000

Total investments in securities (Cost $1,151,199,143) *	99.87%	1,151,199,143
Other assets and liabilities, net	0.13	1,469,368

Total net assets	100.00%	$1,152,668,511

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2015

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security for which the designation as illiquid is unaudited.

§	The security is subject to a demand feature which reduces the effective maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2015	Wells Fargo Advantage Municipal Cash Management Money Market Fund	21

Assets
Investments in unaffiliated securities, at amortized cost	$1,151,199,143
Cash	45,085
Receivable for investments sold	945,000
Receivable for interest	791,934
Receivable from adviser	99,366
Prepaid expenses and other assets	18,612

Total assets	1,153,099,140

Liabilities
Dividends payable	8,656
Payable for Fund shares redeemed	273
Administration fees payable	132,830
Trustees’ fees and expenses payable	184,771
Custodian and accounting fees payable	28,469
Shareholder servicing fees payable	29,187
Professional fees payable	34,775
Accrued expenses and other liabilities	11,668

Total liabilities	430,629

Total net assets	$1,152,668,511

NET ASSETS CONSIST OF
Paid-in capital	$1,152,768,957
Overdistributed net investment income	(178,603)
Accumulated net realized gains on investments	78,157

Total net assets	$1,152,668,511

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$3,536,372
Shares outstanding – Administrator Class[1]	3,536,134
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$1,008,666,968
Shares outstanding – Institutional Class[1]	1,008,568,653
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$140,465,171
Shares outstanding – Service Class[1]	140,461,849
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Statement of operations —year ended January 31, 2015

Investment income
Interest	$1,410,512

Expenses
Advisory fee	1,179,859
Administration fees
Fund level	589,929
Administrator Class	3,527
Institutional Class	828,687
Service Class	168,569
Shareholder servicing fees
Administrator Class	3,527
Service Class	259,240
Custody and accounting fees	84,562
Professional fees	35,952
Registration fees	51,644
Shareholder report expenses	21,676
Trustees’ fees and expenses	207
Other fees and expenses	41,388

Total expenses	3,268,767
Less: Fee waivers and/or expense reimbursements	(1,976,236)

Net expenses	1,292,531

Net investment income	117,981

Net realized gains on investments	137,428

Net increase in net assets resulting from operations	$255,409

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Municipal Cash Management Money Market Fund	23

	Year ended January 31, 2015		Year ended January 31, 2014

Operations
Net investment income		$117,981		$193,393
Net realized gains on investments		137,428		417,035

Net increase in net assets resulting from operations		255,409		610,428

Distributions to shareholders from
Net investment income
Administrator Class		(353)		(356)
Institutional Class		(103,581)		(178,941)
Service Class		(14,047)		(14,096)
Net realized gains
Administrator Class		(331)		(909)
Institutional Class		(109,324)		(296,035)
Service Class		(11,719)		(43,486)

Total distributions to shareholders		(239,355)		(533,823)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Institutional Class	5,967,051,034	5,967,051,034	5,788,869,270	5,788,869,270
Service Class	288,455,640	288,455,640	704,924,434	704,924,434

		6,255,506,674		6,493,793,704

Reinvestment of distributions
Administrator Class	684	684	1,265	1,265
Institutional Class	28,419	28,419	65,337	65,337
Service Class	11,640	11,640	26,625	26,625

		40,743		93,227

Payment for shares redeemed
Institutional Class	(6,063,109,257)	(6,063,109,257)	(6,251,043,334)	(6,251,043,334)
Service Class	(323,364,747)	(323,364,747)	(669,903,578)	(669,903,578)

		(6,386,474,004)		(6,920,946,912)

Net decrease in net assets resulting from capital share transactions		(130,926,587)		(427,059,981)

Total decrease in net assets		(130,910,533)		(426,983,376)

Net assets
Beginning of period		1,283,579,044		1,710,562,420

End of period		$1,152,668,511		$1,283,579,044

Overdistributed net investment income		$(178,603)		$(18,929)

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.04%	0.05%	0.02%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.36%	0.36%	0.36%	0.38%
Net expenses	0.11%	0.15%	0.22%	0.24%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$3,536	$3,536	$3,534	$3,533	$9,627

[1]	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Cash Management Money Market Fund	25

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010[1]
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011[1,2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.04%	0.08%	0.05%	0.16%	0.40%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.24%	0.24%	0.24%	0.24%	0.23%
Net expenses	0.11%	0.15%	0.19%	0.19%	0.21%	0.23%
Net investment income	0.01%	0.01%	0.04%	0.06%	0.18%	0.40%
Supplemental data
Net assets, end of period (000s omitted)	$1,008,667	$1,104,686	$1,566,716	$2,337,778	$4,115,192	$4,580,024

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Institutional Municipal Money Market Fund.

[2]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010[1]
SERVICE CLASS	2015	2014	2013	2012	2011[1,2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.04%	0.05%	0.01%	0.01%	0.20%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.48%	0.48%	0.50%	0.50%	0.48%
Net expenses	0.11%	0.15%	0.22%	0.25%	0.37%	0.44%
Net investment income (loss)	0.01%	0.01%	0.01%	(0.01)%	0.01%	0.21%
Supplemental data
Net assets, end of period (000s omitted)	$140,465	$175,358	$140,313	$213,380	$312,671	$564,325

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class IS of Evergreen Institutional Municipal Money Market Fund.

[2]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Municipal Cash Management Money Market Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

28	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Overdistributed net investment income	Accumulated net realized gains on investments
$180,384	$(159,674)	$(20,710)

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015 the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements	Wells Fargo Advantage Municipal Cash Management Money Market Fund	29

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class shares, 0.20% for Institutional Class shares and 0.45% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

30	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Notes to financial statements

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2015 and January 31, 2014 were as follows:

	Year ended January 31
	2015	2014
Ordinary income	$ 31,864	$211,230
Tax-exempt income	105,422	193,393
Long-term capital gain	102,069	129,200

As of January 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain
$32,168	$45,989

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. REGULATORY MATTERS

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Report of independent registered public accounting firm	Wells Fargo Advantage Municipal Cash Management Money Market Fund	31

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Municipal Cash Management Money Market Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 25, 2015

32	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $102,069 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2015

For the fiscal year ended January 31, 2015, $31,772 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2015.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

34	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Municipal Cash Management Money Market Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231591 03-15 A307/AR307 01-15

Wells Fargo Advantage Municipal Money Market Fund

Annual Report

January 31, 2015

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The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Municipal Money Market Fund for the 12-month period that ended January 31, 2015. Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. The quantitative easing program ended in October 2014, although the Fed continued to reinvest the proceeds from maturing Treasury securities and principal payments from the agency debt and mortgage-based securities it holds on its balance sheet. Less supply of short-term investment securities also held down yields. Banks curtailed their issuance of shorter maturities as they moved into compliance with new regulations like the Basel III liquidity coverage ratio, which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario, while others trimmed the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve amendments to Rule 2a-7, which governs money market funds. These changes are scheduled to take place over a two-year period with final implementation required by late 2016.

U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (Shareholders can expect their fund company to communicate any such changes to them prior to the change taking place.)

■	Retail investors will continue to transact at a stable $1.00 NAV, but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. During this implementation period, we are partnering across the industry and with our service providers so that we can continue to support our institutional clients’ desire for intraday wire settlements within a floating NAV money market fund. We also note that the U.S. Treasury Department and the Internal Revenue Service issued proposed guidance to simplify the tax treatment of floating NAV funds, which would allow shareholders to measure net gains and losses over a tax period and not require them to calculate transaction-by-transaction gains and losses. Further, the SEC has stated that the adoption of a floating NAV for money market funds will not, under normal circumstances, preclude shareholders from classifying their investment in money market funds as cash equivalents for the purposes of U.S. generally accepted accounting principles.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	3

Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

Portfolio manager Dave Sylvester announced plans to retire in 2015.

Dave Sylvester, senior portfolio manager and head of money market funds, announced plans to retire on March 31, 2015, capping a 35-year career with Wells Capital Management, Inc., the subadvisor for the Wells Fargo Advantage Money Market Funds. Under Mr. Sylvester’s leadership, the Wells Fargo Advantage Money Market Funds consistently provided a stable investment option for investor assets through innumerable credit cycles, some of which were the most challenging of the modern era.

Jeffrey L. Weaver, CFA, head of Wells Capital Management’s short-duration team, became head of the money market fund team effective January 1, 2015. Consistent with our long-planned transition process, Senior Portfolio Managers Laurie R. White; Michael C. Bird, CFA; and James C. Randazzo will continue in their leadership roles in the day-to-day management of our prime, government, and municipal money market funds, working closely with Mr. Weaver. Matthew A. Grimes, CFA, will continue to lead the money market credit research team.

Despite this leadership transition, Wells Fargo’s money market investment philosophy and commitment to shareholders will remain unchanged. Our money market security selection process has long emphasized conservative investment choices, and all of the Wells Fargo Advantage Money Market Funds will continue to maintain an approach that seeks to prioritize preservation of capital, liquidity, and high-quality investments, driven by our own independent, fundamental credit research and risk management.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

4	Wells Fargo Advantage Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey L. Weaver, CFA

James Randazzo

Average annual total returns1 (%) as of January 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WMUXX)	1-5-1995	0.03	0.03	0.94	0.83	0.65
Institutional Class (WMTXX)*	7-9-2010	0.03	0.06	1.09	0.44	0.20
Investor Class (WMVXX)	7-9-2010	0.03	0.03	1.08	0.86	0.64
Service Class (WMSXX)	11-2-1988	0.03	0.03	1.08	0.73	0.45
Sweep Class	6-30-2000	0.03	0.03	0.82	1.18	1.00

*	Institutional Class shares are closed to new investors.

Yield summary3 (%) as of January 31, 2015

	Class A	Institutional Class	Investor Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	5

Revenue source distribution[4] as of January 31, 2015

Weighted average maturity[5] as of January 31, 2015
24 days

Weighted average life[6] as of January 31, 2015
24 days

Effective maturity distribution[4] as of January 31, 2015

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to include the higher expenses applicable to Investor Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Municipal Money Market Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.74)%, (0.35)%, (0.77)%, (0.64)%, and (1.09)% for Class A, Institutional Class, Investor Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These percentages are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average maturity of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Municipal Money Market Fund	Money market overview (unaudited)

Portfolio manager commentary

During the 12-month period that ended January 31, 2015, the municipal money market space continued to be influenced by broader market dynamics largely driven by U.S. Federal Reserve (Fed) monetary policy and ongoing regulatory reforms in the financials sector. These policies directly and indirectly affected the absolute level of interest rates and the supply of money market-eligible securities. Over the period, tax-exempt money market yields continued to decline due to shrinking supply of variable-rate demand notes (VRDNs), tender-option bonds (TOBs), and tax-exempt notes. In addition, the scarcity of supply in other types of money market-eligible securities continued to foster demand for daily and weekly tax-exempt securities. Meanwhile, credit quality in the municipal sector in general continued to steadily improve as tax revenues and property valuations strengthened along with improvements in the broader U.S. economy over the past 12 months.

During the period, we believe the combination of limited primary market supply and persistent demand for overnight and weekly VRDNs and TOBs drove the Securities Industry and Financial Markets Association (SIFMA) 7-Day Floater Index1 to record lows. This benchmark for weekly tax-exempt floating-rate notes began the period at 0.03% and remained in the low single digits for the vast majority of the period. The index experienced its typical seasonal tax-time weakness, registering in the 0.10% to 0.12% range for a brief spell during April. However, this index averaged a paltry 0.05% during the 12-month period, down from an average of 0.09% the previous period. The ongoing contraction in supply, combined with a modest uptick of inflows into municipal money market funds during the November to January time frame, kept a tight lid on municipal rates despite some increased volatility in the taxable space close to the end of the period. As such, municipal rates were unable to track taxable equivalents higher as the Fed experimented with rate-setting mechanics on its reverse repurchase programs in November and December. The SIFMA index eventually set a record low of 0.02% on January 7, 2015, concurrent with the traditional start-of-the-year cash inflows.

Supply and demand imbalances were evident further out on the municipal curve as well. During the period, yields on commercial paper with maturities between 30 and 90 days were pulled lower as VRDN and TOB rates fell toward zero. By the end of the 12-month period, yields on high-grade commercial paper fell to the 0.04% to 0.06% range, down from the 0.08% to 0.09% range the previous period. Meanwhile, yields on top-rated one-year notes fell to 0.14% in January 2015 after starting the period at 0.17%, as primary market issuance continued to contract. Many municipal issuers continued to see their cash-flow note-borrowing needs shrink courtesy of a strong rebound in tax revenues over the past few years. For example, the state of California reduced its annual revenue anticipation note borrowing to $2.5 billion in 2014, down from $10.0 billion just two years ago. Overall, total note issuance in 2014 came in at approximately $40.2 billion, down from roughly $54.8 billion in 2013 and $65.8 billion in 2012. The reduction in note supply contributed to a flat yield curve in the municipal money market space.

During the period, we continued to maintain relatively low weighted-average maturities in this Fund due to the persistently low and flat yield-curve environment in the municipal money market space. We also continued to maintain high daily and weekly liquidity targets in order to ensure principal stability in our Funds. Accordingly, we continued to focus our investments primarily in VRDNs and TOBs with daily and weekly tender features. In addition, we continued to use high-grade fixed-rate notes, commercial paper, and prerefunded securities to selectively extend maturity profiles and enhance diversification.

Strategic outlook

We are hopeful that a potential tightening of monetary policy by the Fed will ultimately result in higher yields in the municipal money market space. Additionally, we are optimistic that greater clarity regarding regulatory reforms may instill greater confidence on the part of municipal money market participants, issuers, and liquidity providers that may cultivate product innovation, which might help stabilize or grow new-issue volumes in the VRDN and TOB markets. Finally, we are encouraged that many state and local governments are slowly regaining their appetites to restore spending levels and investment in much-needed education and infrastructure programs that had been reduced amid the austerity budgets adopted during the Great Recession. We feel that increased spending in these important areas will serve to improve our local communities and may bring much-needed supply to our market.

[1]	The SIFMA 7-Day Floater Index, produced by Municipal Market Data (MMD), is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations from MMD’s extensive database. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.26	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56	0.11%
Institutional Class
Actual	$1,000.00	$1,000.26	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56	0.11%
Investor Class
Actual	$1,000.00	$1,000.26	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56	0.11%
Service Class
Actual	$1,000.00	$1,000.26	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56	0.11%
Sweep Class
Actual	$1,000.00	$1,000.26	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56	0.11%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 96.72%

Alabama: 0.81%

Variable Rate Demand Note ø: 0.81%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.17%	8-1-2041	$2,600,000	$2,600,000

Arizona: 1.09%

Other Municipal Debt: 0.09%
Arizona School Facility Board Improvement Revenue Bonds Series 2005 (Tax Revenue) §	5.00	1-1-2017	300,000	306,068

Variable Rate Demand Notes ø: 1.00%
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.06	8-1-2026	700,000	700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.06	8-1-2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Rio Bravo Dairy Farm LLC Series 2002 (Industrial Development Revenue, Farm Credit Services America LOC)	0.06	5-1-2027	1,250,000	1,250,000

				3,200,000

California: 4.00%

Other Municipal Debt: 2.25%
California RAN Series 2014-15 (Tobacco Revenue)	1.50	6-22-2015	1,500,000	1,508,039
Los Angeles County CA Series B (GO)	0.07	3-11-2015	3,000,000	3,000,000
Los Angeles County CA TRAN Series 2014 (GO)	1.50	6-25-2015	700,000	703,804
Los Angeles County CA TRAN Series 2014-15 (Miscellaneous Revenue)	1.50	6-30-2015	700,000	703,911
Riverside County CA TRAN Series 2014 (Tax Revenue)	1.50	6-30-2015	1,300,000	1,307,289

				7,223,043

Variable Rate Demand Notes ø: 1.75%
California HFFA Sutter Health Series D Deutsche Bank SPEAR/LIFER Trust Series DB-1180 (Health Revenue, Deutsche Bank LIQ) 144A	0.07	8-15-2031	625,000	625,000
California JPMorgan Chase PUTTER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.03	7-1-2024	1,495,000	1,495,000
Irvine CA Improvement Bond Act of 1915 Assessment District #97-16 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.01	9-2-2022	3,500,000	3,500,000

				5,620,000

Colorado: 3.37%

Variable Rate Demand Notes ø: 3.37%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.16	10-1-2037	1,000,000	1,000,000
Colorado HFA Ready Foods Incorporated Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.07	1-1-2032	2,410,000	2,410,000
Colorado HFA Worldwest LLP Project Series 1999-A (Industrial Development Revenue, UMB Bank Colorado LOC) 144A	0.30	9-1-2023	2,825,000	2,825,000
Colorado MidCities Metropolitan District #1 Colorado Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.10	12-1-2031	1,500,000	1,500,000
Colorado Regional Transportation District Certificates of Participation Series 2014-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1355 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.10	6-1-2044	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.17%	11-15-2025	$1,000,000	$1,000,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.15	11-1-2020	1,085,000	1,085,000

				10,820,000

Florida: 8.20%

Other Municipal Debt: 1.84%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.05	2-11-2015	1,000,000	1,000,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.06	2-3-2015	1,100,000	1,100,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.08	2-3-2015	1,300,000	1,300,000
Lee County FL School District TAN Series 2014 (Miscellaneous Revenue)	1.00	6-1-2015	2,500,000	2,507,143

				5,907,143

Variable Rate Demand Notes ø: 6.36%
Alachua County FL Florida Rock Project (Industrial Development Revenue, Bank of America NA LOC)	0.09	11-1-2022	1,850,000	1,850,000
Brevard County FL HFA Wickham Club Apartments Series A (Housing Revenue, FNMA LIQ)	0.04	8-15-2037	2,480,000	2,480,000
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.08	9-1-2015	1,120,000	1,120,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.08	9-1-2015	1,070,000	1,070,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.07	7-1-2025	1,000,000	1,000,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (Industrial Development Revenue, Royal Bank of Canada LOC)	0.05	3-1-2024	5,000,000	5,000,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.10	11-15-2033	1,900,000	1,900,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	10-1-2038	6,000,000	6,000,000

				20,420,000

Hawaii: 1.08%

Other Municipal Debt: 1.08%
Honolulu HI City & County Series A (GO, National Insured) §	5.00	7-1-2029	450,000	459,097
Honolulu HI City & County Series D (GO)	0.04	2-3-2015	2,000,000	2,000,000
Honolulu HI City & County Series 2005-D (GO, National Insured)	5.00	7-1-2015	1,000,000	1,019,846

				3,478,943

Illinois: 5.22%

Variable Rate Demand Notes ø: 5.22%
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.28	11-1-2023	1,000,000	1,000,000
Chicago IL City Colleges of Chicago Capital Improvement Project Series 1999 Deutsche Bank SPEAR/LIFER Trust Series DBE-308 (GO, FGIC Insured, Deutsche Bank LIQ) 144A	0.25	1-1-2036	1,100,000	1,100,000
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, Harris NA LOC)	0.07	7-1-2033	1,890,000	1,890,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.04%	1-1-2035	$7,485,000	$7,485,000
Lake County IL Brown Paper Goods Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.48	10-1-2021	695,000	695,000
Lake County IL Northpoint Association (Industrial Development Revenue, Northern Trust Company LOC)	0.08	7-1-2029	2,600,000	2,600,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2010-B-2 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.03	6-15-2050	1,000,000	1,000,000
Peoria IL MFHR Oak Woods Apartment Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	10-15-2028	975,000	975,000

				16,745,000

Indiana: 1.91%

Other Municipal Debt: 0.32%
Indiana Bond Bank Advance Funding Program Notes Series 2015-A (Miscellaneous Revenue)	2.00	1-5-2016	1,000,000	1,016,287

Variable Rate Demand Notes ø: 1.59%
Carmel IN RDA Lease Rental Revenue Performing Arts Center Morgan Stanley Series 2004-1275 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.12	2-1-2033	500,000	500,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.10	10-1-2023	1,910,000	1,910,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.28	9-1-2028	2,700,000	2,700,000

				5,110,000

Iowa: 0.68%

Variable Rate Demand Notes ø: 0.68%
Iowa Finance Authority Interwest Project Series 2001 (Industrial Development Revenue, CoBank LOC)	0.06	11-1-2016	680,000	680,000
Iowa Finance Authority Powerfilm Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.15	6-1-2028	1,500,000	1,500,000

				2,180,000

Kansas: 0.87%

Variable Rate Demand Notes ø: 0.87%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.12	6-1-2020	645,000	645,000
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.12	8-1-2027	2,130,000	2,130,000

				2,775,000

Kentucky: 1.44%

Other Municipal Debt: 0.25%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014-D-1 (Miscellaneous Revenue)	1.00	8-1-2015	500,000	501,894
Kentucky Turnpike Authority Economic Development Road Revenue & Road Refunding Bonds Revitalization Projects Series 2005-B (Miscellaneous Revenue, Ambac Insured) §	5.00	7-1-2016	300,000	306,068

				807,962

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 1.19%
Bardstown KY Industrial Building Linpac Materials Handling Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.17%	10-1-2019	$1,860,000	$1,860,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.10	9-1-2022	1,950,000	1,950,000

				3,810,000

Louisiana: 3.68%

Variable Rate Demand Notes ø: 3.68%
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC LIQ)	0.05	3-1-2043	7,800,000	7,800,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue)	0.10	12-1-2036	4,000,000	4,000,000

				11,800,000

Maryland: 0.47%

Other Municipal Debt: 0.47%
Montgomery County MD Constructions Public Improvement BAN Series 2010-A (GO)	0.03	3-3-2015	1,500,000	1,500,000

Massachusetts: 0.56%

Variable Rate Demand Notes ø: 0.56%
Massachusetts School Building Authority Prerefunded-2012-2-Series A (Tax Revenue, AGM Insured)	5.00	8-15-2030	1,440,000	1,477,780
Massachusetts School Building Authority Series 2005-A (Tax Revenue, AGM Insured)	5.00	8-15-2021	300,000	307,872

				1,785,652

Michigan: 5.73%

Variable Rate Demand Notes ø: 5.73%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.02	6-1-2034	500,000	500,000
Michigan Finance Authority Local Government Loan Program Detroit Finance Recovery Income Tax Revenue Local Project Series 2014-F-1 Barclays Residual Interest Bonds Trust Series 2014-7-WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.12	6-1-2015	2,400,000	2,400,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.08	11-15-2049	1,100,000	1,100,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.08	11-15-2047	1,265,000	1,265,000
Michigan Housing Development Authority Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.10	4-1-2042	7,625,000	7,625,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.08	1-1-2032	1,730,000	1,730,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.08	1-1-2032	1,825,000	1,825,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.08	1-1-2035	1,955,000	1,955,000

				18,400,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 5.30%

Other Municipal Debt: 0.16%
Minnesota Rural Water Finance Authority Public Project Constructions Notes Series 2014 (Water & Sewer Revenue)	1.00%	12-1-2015	$500,000	$503,096

Variable Rate Demand Notes ø: 5.14%
Becker MN Plymouth Foam Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.20	5-1-2019	1,185,000	1,185,000
Bloomington MN Refunding MFHR Norlan Partnership Series 2000-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	7-15-2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-15-2038	2,755,000	2,755,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	8-15-2038	400,000	400,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-15-2038	3,645,000	3,645,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.17	2-1-2027	1,295,000	1,295,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-1-2032	2,140,000	2,140,000

				16,510,000

Missouri: 2.08%

Other Municipal Debt: 1.56%
Missouri HEFA Health Care Series 2014-E (GO)	0.09	3-4-2015	5,000,000	5,000,000

Variable Rate Demand Note ø: 0.52%
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	0.11	4-1-2026	1,685,000	1,685,000

Nebraska: 1.34%

Variable Rate Demand Note ø: 1.34%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.08	9-1-2031	4,310,000	4,310,000

Nevada: 1.79%

Variable Rate Demand Notes ø: 1.79%
Clark County NV Deutsche Bank SPEAR/LIFER Trust Series DBE-643 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.12	7-1-2025	1,500,000	1,500,000
Nevada Housing Division Multi-Unit Flamingo Road LLC Series A (Housing Revenue, Exchange Bank LOC) 144A	0.11	10-1-2026	2,000,000	2,000,000
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.11	10-1-2026	2,000,000	2,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.03	6-1-2042	250,000	250,000

				5,750,000

New Hampshire: 0.51%

Variable Rate Demand Note ø: 0.51%
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA LIQ) 144A	0.10	1-1-2037	1,645,000	1,645,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Municipal Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 1.68%

Other Municipal Debt: 1.03%
New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.04%	6-26-2015	$3,300,000	$3,300,000

Variable Rate Demand Notes ø: 0.65%
New Jersey EDA School Facilities Construction Series NN Deutsche Bank SPEAR/LIFER Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.13	3-1-2029	660,000	660,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.07	1-1-2038	1,425,000	1,425,000

				2,085,000

New York: 6.13%

Other Municipal Debt: 0.34%
Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN Series CP-2 Sub Series A (Transportation Revenue)	0.09	5-7-2015	1,100,000	1,100,000

Variable Rate Demand Notes ø: 5.79%
New York NY Housing Development Corporation (Housing Revenue)	0.15	5-1-2049	3,260,000	3,260,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC)	0.15	5-1-2048	600,000	600,000
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.12	5-1-2048	3,400,000	3,400,000
New York Metropolitan Transportation Authority BAN Series 2013-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1008 (Transportation Revenue, Bank of America NA LIQ) 144A	0.20	4-19-2015	4,900,000	4,900,000
New York NY Fiscal 2014 Series D Sub Series D-3 (GO, JPMorgan Chase & Company SPA)	0.03	8-1-2038	6,100,000	6,100,000
New York NY Fiscal 2014 Series 1 Sub Series I-2 (GO, JPMorgan Chase & Company LIQ)	0.03	3-1-2040	300,000	300,000

				18,560,000

North Carolina: 0.73%

Other Municipal Debt: 0.15%
Wake County NC Series 2007 (GO)	5.00	3-1-2015	500,000	501,803

Variable Rate Demand Note ø: 0.58%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.08	12-1-2026	1,850,000	1,850,000

North Dakota: 2.69%

Other Municipal Debt: 1.43%
Mercer County ND Series 2009-1 (GO)	0.08	2-5-2015	4,100,000	4,100,000
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Miscellaneous Revenue)	1.00	5-1-2015	500,000	500,877

				4,600,877

Variable Rate Demand Note ø: 1.26%
Traill County ND American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.03	9-1-2017	4,030,000	4,030,000

Ohio: 1.61%

Variable Rate Demand Notes ø: 1.61%
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.07	12-1-2043	550,000	550,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Tuscarawas County OH Port Authority Plymouth Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.07%	8-1-2038	$4,625,000	$4,625,000

				5,175,000

Oklahoma: 0.16%

Variable Rate Demand Note ø: 0.16%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.15	3-1-2018	500,000	500,000

Oregon: 0.16%

Variable Rate Demand Note ø: 0.16%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.03	6-15-2027	500,000	500,000

Other: 8.42%

Variable Rate Demand Notes ø: 8.42%
Branch Banking & Trust Series 2040 (Airport Revenue, Branch Banking & Trust LOC, FGIC Insured, Branch Banking & Trust LIQ)	0.06	10-1-2030	2,900,000	2,900,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.06	10-1-2015	5,685,000	5,685,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	2-15-2028	7,651,000	7,651,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	9-1-2039	2,800,000	2,800,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	7-1-2037	385,000	385,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.05	5-1-2017	3,043,000	3,043,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.05	6-15-2036	3,445,000	3,445,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.03	12-15-2045	1,100,000	1,100,000

				27,009,000

Pennsylvania: 6.62%

Other Municipal Debt: 4.17%
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1004 (Education Revenue, Bank of America NA LIQ) 144A±	0.25	5-31-2015	7,500,000	7,500,000
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1005 (Education Revenue, Bank of America NA LIQ) 144A±	0.25	5-31-2015	5,200,000	5,200,000
Philadelphia PA TRAN Series 2014-2015-A (GO)	1.00	6-30-2015	700,000	702,463

				13,402,463

Variable Rate Demand Notes ø: 2.45%
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA/FNMA Insured, PNC Bank NA SPA)	0.10	5-1-2036	1,455,000	1,455,000
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.12	9-1-2032	5,400,000	5,400,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.10	8-1-2022	1,000,000	1,000,000

				7,855,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Municipal Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

South Carolina: 1.64%

Other Municipal Debt: 1.16%
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25%	3-2-2015	$1,200,000	$1,200,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	3-2-2015	2,500,000	2,500,000

				3,700,000

Variable Rate Demand Note ø: 0.48%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.07	11-1-2029	1,545,000	1,545,000

Tennessee: 0.17%

Variable Rate Demand Note ø: 0.17%
Pulaski & Giles County TN Lomar Development Company Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.10	1-1-2017	530,000	530,000

Texas: 6.70%

Other Municipal Debt: 1.04%
Dallas Area Rapid Transit Texas Senior Subordinate Lien Sales Tax Revenue Notes Series I (Transportation Revenue)	0.08	4-14-2015	1,000,000	1,000,000
Texas PFA Unemployment Compensation Obligation Assessment Series 2010-B (Miscellaneous Revenue) §	5.00	7-1-2018	300,000	306,040
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	1,000,000	1,007,934
University of Texas Board of Regents Revenue Financing Systems Series 2010-A (Education Revenue)	5.00	8-15-2015	1,000,000	1,026,222

				3,340,196

Variable Rate Demand Notes ø: 5.66%
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue)	0.10	5-1-2036	500,000	500,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.08	12-1-2023	1,800,000	1,800,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.12	4-1-2033	2,000,000	2,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.03	3-1-2042	6,000,000	6,000,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.22	12-15-2032	1,330,000	1,330,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.32	12-15-2026	3,286,548	3,286,548
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank SPEAR/LIFER Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.11	8-15-2029	3,255,000	3,255,000

				18,171,548

Utah: 0.25%

Variable Rate Demand Note ø: 0.25%
Juab County UT Intermountain Farmers Association Project (Industrial Development Revenue, CoBank LOC)	0.06	10-1-2021	800,000	800,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Vermont: 0.31%

Variable Rate Demand Note ø: 0.31%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.01%	10-1-2034	$995,000	$995,000

Virginia: 1.50%

Other Municipal Debt: 0.12%
Loudoun County VA Public Improvement Series 2005-B (GO) §	4.00	6-1-2022	385,000	389,960

Variable Rate Demand Notes ø: 1.38%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.10	5-15-2042	1,960,000	1,960,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.14	11-1-2034	2,455,000	2,455,000

				4,415,000

Washington: 2.58%

Other Municipal Debt: 0.12%
Central Puget Sound Washington Regional Transit Authority Series 2005-A (Tax Revenue, Ambac Insured) §	5.00	11-1-2018	390,000	394,696

Variable Rate Demand Notes ø: 2.46%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.08	5-1-2028	960,000	960,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.06	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.06	8-1-2026	2,040,000	2,040,000

				7,890,000

Wisconsin: 5.24%

Variable Rate Demand Notes ø: 5.24%
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.09	11-1-2020	1,155,000	1,155,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.07	12-1-2021	1,135,000	1,135,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	0.06	11-1-2020	1,030,000	1,030,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)	0.07	12-1-2022	1,180,000	1,180,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.22	8-15-2034	3,900,000	3,900,000
Wisconsin Housing & EDA Series E (Housing Revenue, FHLB SPA)	0.04	9-1-2038	5,000,000	5,000,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (Industrial Development Revenue, U.S. Bank NA LOC)	0.10	8-1-2019	3,420,000	3,420,000

				16,820,000

Total Municipal Obligations (Cost $310,368,737)				310,368,737

Other: 3.15%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A±§	0.11	3-1-2040	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Municipal Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Other (continued)
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§	0.09%	8-1-2040	$1,800,000	$1,800,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§	0.09	8-1-2040	1,000,000	1,000,000
Nuveen New Jersey Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A±§	0.12	8-3-2043	2,300,000	2,300,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) 144A±§	0.11	6-1-2040	2,000,000	2,000,000

Total Other (Cost $10,100,000)				10,100,000

Total investments in securities (Cost $320,468,737) *	99.87%	320,468,737
Other assets and liabilities, net	0.13	426,600

Total net assets	100.00%	$320,895,337

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security for which the designation as illiquid is unaudited.

±	Variable rate investment. The rate shown is the rate in effect at period end.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Money Market Fund	Statement of assets and liabilities—January 31, 2015

Assets
Investments in unaffiliated securities, at amortized cost	$320,468,737
Cash	54,343
Receivable for investments sold	445,000
Receivable for Fund shares sold	81,005
Receivable for interest	194,223
Receivable from adviser	112,180
Prepaid expenses and other assets	31,003

Total assets	321,386,491

Liabilities
Dividends payable	6,525
Payable for Fund shares redeemed	187,268
Distribution fee payable	3,156
Administration fees payable	64,024
Trustees’ fees and expenses payable	110,674
Shareholder servicing fee payable	64,135
Professional fees payable	31,228
Accrued expenses and other liabilities	24,144

Total liabilities	491,154

Total net assets	$320,895,337

NET ASSETS CONSIST OF
Paid-in capital	$320,985,337
Overdistributed net investment income	(103,986)
Accumulated net realized gains on investments	13,986

Total net assets	$320,895,337

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$9,970,035
Shares outstanding – Class A1	9,973,775
Net asset value per share – Class A	$1.00
Net assets – Institutional Class	$27,643,956
Shares outstanding – Institutional Class[1]	27,657,373
Net asset value per share – Institutional Class	$1.00
Net assets – Investor Class	$132,825,844
Shares outstanding – Investor Class[1]	132,879,899
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$140,188,596
Shares outstanding – Service Class[1]	140,241,634
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$10,266,906
Shares outstanding – Sweep Class[1]	10,270,662
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2015	Wells Fargo Advantage Municipal Money Market Fund	19

Investment income
Interest	$625,117

Expenses
Advisory fee	1,464,440
Administration fees
Fund level	244,073
Class A	26,276
Institutional Class	20,336
Investor Class	357,518
Service Class	162,140
Sweep Class	379,851
Shareholder servicing fees
Class A	29,859
Investor Class	355,907
Service Class	337,057
Sweep Class	431,648
Distribution fee
Sweep Class	604,308
Custody and accounting fees	26,059
Professional fees	21,738
Registration fees	10,171
Shareholder report expenses	14,808
Trustees’ fees and expenses	7,793
Other fees and expenses	8,273

Total expenses	4,502,255
Less: Fee waivers and/or expense reimbursements	(3,932,231)

Net expenses	570,024

Net investment income	55,093

Net realized gains on investments	41,907

Net increase in net assets resulting from operations	$97,000

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2015		Year ended January 31, 2014

Operations
Net investment income		$55,093		$81,317
Net realized gains on investments		41,907		239,289

Net increase in net assets resulting from operations		97,000		320,606

Distributions to shareholders from
Net investment income
Class A		(1,196)		(5,340)
Institutional Class		(2,543)		(4,423)
Investor Class		(14,303)		(15,586)
Service Class		(13,514)		(15,085)
Sweep Class		(17,269)		(35,404)
Net realized gains
Class A		(2,053)		(4,339)
Institutional Class		(9,218)		(15,583)
Investor Class		(28,630)		(43,902)
Service Class		(29,063)		(42,889)
Sweep Class		(2,132)		(88,517)

Total distributions to shareholders		(119,921)		(271,068)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	10,274,148	10,274,148	138,265,284	138,265,284
Institutional Class	216,804,867	216,804,867	684,213,299	684,213,299
Investor Class	42,455,985	42,455,985	55,126,333	55,126,333
Service Class	95,891,698	95,891,698	94,245,295	94,245,295
Sweep Class	606,413	606,413	1,186,007	1,186,007

		366,033,111		973,036,218

Reinvestment of distributions
Class A	2,670	2,670	8,671	8,671
Institutional Class	11,761	11,761	19,996	19,996
Investor Class	41,862	41,862	57,953	57,953
Service Class	8,131	8,131	12,046	12,046
Sweep Class	19,401	19,401	123,769	123,769

		83,825		222,435

Payment for shares redeemed
Class A	(14,732,380)	(14,732,380)	(282,270,580)	(282,270,580)
Institutional Class	(208,978,855)	(208,978,855)	(684,126,329)	(684,126,329)
Investor Class	(59,877,402)	(59,877,402)	(63,763,604)	(63,763,604)
Service Class	(105,623,401)	(105,623,401)	(93,212,666)	(93,212,666)
Sweep Class	(273,695,578)	(273,695,578)	(162,423,256)	(162,423,256)

		(662,907,616)		(1,285,796,435)

Net decrease in net assets resulting from capital share transactions		(296,790,680)		(312,537,782)

Total decrease in net assets		(296,813,601)		(312,488,244)

Net assets
Beginning of period		617,708,938		930,197,182

End of period		$320,895,337		$617,708,938

Overdistributed net investment income		$(103,986)		$(115,842)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.04%	0.03%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.83%	0.82%	0.84%
Net expenses	0.12%	0.18%	0.21%	0.22%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$9,970	$14,410	$158,400	$102,082	$130,539

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Municipal Money Market Fund.

[2]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.03%	0.04%	0.07%	0.05%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.44%	0.44%	0.44%	0.45%
Net expenses	0.11%	0.14%	0.19%	0.19%	0.20%
Net investment income	0.01%	0.01%	0.04%	0.06%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$27,644	$19,814	$19,709	$17,896	$106,186

[1]	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31
INVESTOR CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.03%	0.04%	0.03%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.86%	0.85%	0.89%
Net expenses	0.12%	0.15%	0.22%	0.22%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$132,826	$150,242	$158,812	$179,884	$209,041

[1]	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.04%	0.03%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.73%	0.73%	0.72%	0.64%
Net expenses	0.12%	0.15%	0.22%	0.21%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$140,189	$149,950	$148,896	$119,313	$96,341

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Municipal Money Market Fund.

[2]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Money Market Fund	25

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2015		2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.00	[2],3	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00	[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00	[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]		(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]		(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]		(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return	0.03%		0.04%	0.03%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.19%		1.18%	1.18%	1.18%	1.17%
Net expenses	0.12%		0.15%	0.23%	0.23%	0.35%
Net investment income	0.01%		0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$10,267		$283,293	$444,380	$920,116	$3,233,532

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class S of Evergreen Municipal Money Market Fund.

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal

Notes to financial statements	Wells Fargo Advantage Municipal Money Market Fund	27

income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Overdistributed net investment income
$(5,588)	$5,588

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

28	Wells Fargo Advantage Municipal Money Market Fund	Notes to financial statements

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the year ended January 31, 2015, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Institutional Class	0.08
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.20% for Institutional Class shares, 0.64% for Investor Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.35% of the average daily net assets for Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Investor Class, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2015 and January 31, 2014 were as follows:

	Year Ended January 31
	2015	2014
Ordinary income	$ 7,817	$ 91,614
Tax-exempt income	48,825	75,828
Long-term capital gain	63,279	103,626

Notes to financial statements	Wells Fargo Advantage Municipal Money Market Fund	29

As of January 31, 2015, distributable earnings on a tax basis consisted of $13,986 in undistributed long-term gain.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. REGULATORY MATTERS

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

30	Wells Fargo Advantage Municipal Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Municipal Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Municipal Money Market Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 25, 2015

Other information (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	31

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $63,279 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2015.

For the fiscal year ended January 31, 2015, $7,817 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2015.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.

34	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Municipal Money Market Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231592 03-15 A308/AR308 01-15

Wells Fargo Advantage

National Tax-Free Money Market Fund

Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage National Tax-Free Money Market Fund for the 12-month period that ended January 31, 2015. Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. The quantitative easing program ended in October 2014, although the Fed continued to reinvest the proceeds from maturing Treasury securities and principal payments from the agency debt and mortgage-based securities it holds on its balance sheet. Less supply of short-term investment securities also held down yields. Banks curtailed their issuance of shorter maturities as they moved into compliance with new regulations like the Basel III liquidity coverage ratio, which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario, while others trimmed the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve amendments to Rule 2a-7, which governs money market funds. These changes are scheduled to take place over a two-year period with final implementation required by late 2016.

U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (Shareholders can expect their fund company to communicate any such changes to them prior to the change taking place.)

■	Retail investors will continue to transact at a stable $1.00 NAV, but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. During this implementation period, we are partnering across the industry and with our service providers so that we can continue to support our institutional clients’ desire for intraday wire settlements within a floating NAV money market fund. We also note that the U.S. Treasury Department and the Internal Revenue Service issued proposed guidance to simplify the tax treatment of floating NAV funds, which would allow shareholders to measure net gains and losses over a tax period and not require them to calculate transaction-by-transaction gains and losses. Further, the SEC has stated that the adoption of a floating NAV for money market funds will not, under normal circumstances, preclude shareholders from classifying their investment in money market funds as cash equivalents for the purposes of U.S. generally accepted accounting principles.

Letter to shareholders (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	3

Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

Portfolio manager Dave Sylvester announced plans to retire in 2015.

Dave Sylvester, senior portfolio manager and head of money market funds, announced plans to retire on March 31, 2015, capping a 35-year career with Wells Capital Management, Inc., the subadvisor for the Wells Fargo Advantage Money Market Funds. Under Mr. Sylvester’s leadership, the Wells Fargo Advantage Money Market Funds consistently provided a stable investment option for investor assets through innumerable credit cycles, some of which were the most challenging of the modern era.

Jeffrey L. Weaver, CFA, head of Wells Capital Management’s short-duration team, became head of the money market fund team effective January 1, 2015. Consistent with our long-planned transition process, Senior Portfolio Managers Laurie R. White; Michael C. Bird, CFA; and James C. Randazzo will continue in their leadership roles in the day-to-day management of our prime, government, and municipal money market funds, working closely with Mr. Weaver. Matthew A. Grimes, CFA, will continue to lead the money market credit research team.

Despite this leadership transition, Wells Fargo’s money market investment philosophy and commitment to shareholders will remain unchanged. Our money market security selection process has long emphasized conservative investment choices, and all of the Wells Fargo Advantage Money Market Funds will continue to maintain an approach that seeks to prioritize preservation of capital, liquidity, and high-quality investments, driven by our own independent, fundamental credit research and risk management.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey L. Weaver, CFA

James Randazzo

Average annual total returns1 (%) as of January 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (NWMXX)	7-28-2003	0.02	0.02	0.93	0.63	0.63
Administrator Class (WNTXX)	4-8-2005	0.02	0.02	1.09	0.36	0.30
Institutional Class (WFNXX)	11-8-1999	0.02	0.05	1.15	0.24	0.20
Service Class (MMIXX)	8-3-1993	0.02	0.02	1.02	0.53	0.45
Sweep Class	6-30-2010	0.02	0.02	0.93	0.98	0.98

Yield summary3 (%) as of January 31, 2015

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	5

Revenue source distribution[4] as of January 31, 2015

Weighted average maturity[5] as of January 31, 2015
28 days

Weighted average life[6] as of January 31, 2015
28 days

Effective maturity distribution[4] as of January 31, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.56)%, (0.29)%, (0.17)%, (0.46)%, and (0.91)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These percentages are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage National Tax-Free Money Market Fund	Money market overview (unaudited)

Portfolio manager commentary

During the 12-month period that ended January 31, 2015, the municipal money market space continued to be influenced by broader market dynamics largely driven by U.S. Federal Reserve (Fed) monetary policy and ongoing regulatory reforms in the financials sector. These policies directly and indirectly affected the absolute level of interest rates and the supply of money market-eligible securities. Over the period, tax-exempt money market yields continued to decline due to shrinking supply of variable-rate demand notes (VRDNs), tender-option bonds (TOBs), and tax-exempt notes. In addition, the scarcity of supply in other types of money market-eligible securities continued to foster demand for daily and weekly tax-exempt securities. Meanwhile, credit quality in the municipal sector in general continued to steadily improve as tax revenues and property valuations strengthened along with improvements in the broader U.S. economy over the past 12 months.

During the period, we believe the combination of limited primary market supply and persistent demand for overnight and weekly VRDNs and TOBs drove the Securities Industry and Financial Markets Association (SIFMA) 7-Day Floater Index1 to record lows. This benchmark for weekly tax-exempt floating-rate notes began the period at 0.03% and remained in the low single digits for the vast majority of the period. The index experienced its typical seasonal tax-time weakness, registering in the 0.10% to 0.12% range for a brief spell during April. However, this index averaged a paltry 0.05% during the 12-month period, down from an average of 0.09% the previous period. The ongoing contraction in supply, combined with a modest uptick of inflows into municipal money market funds during the November to January time frame, kept a tight lid on municipal rates despite some increased volatility in the taxable space close to the end of the period. As such, municipal rates were unable to track taxable equivalents higher as the Fed experimented with rate-setting mechanics on its reverse repurchase programs in November and December. The SIFMA index eventually set a record low of 0.02% on January 7, 2015, concurrent with the traditional start-of-the-year cash inflows.

Supply and demand imbalances were evident further out on the municipal curve as well. During the period, yields on commercial paper with maturities between 30 and 90 days were pulled lower as VRDN and TOB rates fell toward zero. By the end of the 12-month period, yields on high-grade commercial paper fell to the 0.04% to 0.06% range, down from the 0.08% to 0.09% range the previous period. Meanwhile, yields on top-rated one-year notes fell to 0.14% in January 2015 after starting the period at 0.17%, as primary market issuance continued to contract. Many municipal issuers continued to see their cash-flow note-borrowing needs shrink courtesy of a strong rebound in tax revenues over the past few years. For example, the state of California reduced its annual revenue anticipation note borrowing to $2.5 billion in 2014, down from $10.0 billion just two years ago. Overall, total note issuance in 2014 came in at approximately $40.2 billion, down from roughly $54.8 billion in 2013 and $65.8 billion in 2012. The reduction in note supply contributed to a flat yield curve in the municipal money market space.

During the period, we continued to maintain relatively low weighted-average maturities in this Fund due to the persistently low and flat yield-curve environment in the municipal money market space. We also continued to maintain high daily and weekly liquidity targets in order to ensure principal stability in our Funds. Accordingly, we continued to focus our investments primarily in VRDNs and TOBs with daily and weekly tender features. In addition, we continued to use high-grade fixed-rate notes, commercial paper, and prerefunded securities to selectively extend maturity profiles and enhance diversification.

Strategic outlook

We are hopeful that a potential tightening of monetary policy by the Fed will ultimately result in higher yields in the municipal money market space. Additionally, we are optimistic that greater clarity regarding regulatory reforms may instill greater confidence on the part of municipal money market participants, issuers, and liquidity providers that may cultivate product innovation, which might help stabilize or grow new-issue volumes in the VRDN and TOB markets. Finally, we are encouraged that many state and local governments are slowly regaining their appetites to restore spending levels and investment in much-needed education and infrastructure programs that had been reduced amid the austerity budgets adopted during the Great Recession. We feel that increased spending in these important areas will serve to improve our local communities and may bring much-needed supply to our market.

[1]	The SIFMA 7-Day Floater Index, produced by Municipal Market Data (MMD), is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations from MMD’s extensive database. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.17	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36	0.07%
Administrator Class
Actual	$1,000.00	$1,000.17	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36	0.07%
Institutional Class
Actual	$1,000.00	$1,000.17	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36	0.07%
Service Class
Actual	$1,000.00	$1,000.17	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36	0.07%
Sweep Class
Actual	$1,000.00	$1,000.17	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36	0.07%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2015

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/nationaltaxfreemoneymarket.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 100.27%

Alabama: 1.55%

Variable Rate Demand Notes ø: 1.55%
Other securities				$50,900,000	1.55%

Arizona: 1.45%

Other Municipal Debt: 0.08%
Other securities				2,448,541	0.08

Variable Rate Demand Notes ø: 1.37%
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02%	7-1-2024	$35,055,000	35,055,000	1.06
Other securities				10,135,000	0.31

				45,190,000	1.37

California: 8.58%

Other Municipal Debt: 2.35%
California RAN Series 2014-15 (Tobacco Revenue)	1.50	6-22-2015	56,200,000	56,499,138	1.72
Other securities				20,950,898	0.63

				77,450,036	2.35

Variable Rate Demand Notes ø: 6.23%
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.02	11-1-2040	67,720,000	67,720,000	2.06
California Statewide CDA (Health Revenue) µ	0.02-0.03	3-1-2031 to 8-15-2032	20,200,000	20,200,000	0.61
Other securities				116,970,000	3.56

				204,890,000	6.23

Colorado: 2.79%

Variable Rate Demand Notes ø: 2.79%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A Deutsche Bank SPEAR/LIFER Trust Series DBE-1278 (Health Revenue, Deutsche Bank LIQ) 144A	0.09	2-1-2041	15,350,000	15,350,000	0.47
Colorado Regional Transportation District Certificates of Participation Series 2014A Deutsche Bank SPEAR/LIFER Trust Series DBE-1355 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.10	6-1-2044	34,025,000	34,025,000	1.03
Other securities				42,515,000	1.29

				91,890,000	2.79

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Connecticut: 0.18%

Variable Rate Demand Notes ø: 0.18%
Other securities				$6,000,000	0.18%

District of Columbia: 0.24%

Variable Rate Demand Notes ø: 0.24%
Other securities				7,850,000	0.24

Florida: 7.65%

Other Municipal Debt: 1.99%
JEA Florida Electric System (Utilities Revenue)	0.05-0.08%	2-3-2015 to 2-11-2015	$36,365,000	36,365,000	1.10
Lee County FL School District TAN Series 2014 (Miscellaneous Revenue)	1.00	6-1-2015	29,000,000	29,082,857	0.89

				65,447,857	1.99

Variable Rate Demand Notes ø: 5.66%
JEA Florida Electric System Series 2008D (Utilities Revenue, U.S. Bank NA SPA)	0.01	10-1-2038	3,200,000	3,200,000	0.10
Miami-Dade County FL Building Better Communities Program Series 2014A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-50 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.02	1-9-2017	32,730,000	32,730,000	0.99
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	10-1-2038	46,990,000	46,990,000	1.43
Other securities				103,405,000	3.14

				186,325,000	5.66

Georgia: 1.57%

Variable Rate Demand Notes ø: 1.57%
Other securities				51,820,000	1.57

Hawaii: 0.55%

Other Municipal Debt: 0.35%
Other securities				11,600,521	0.35

Variable Rate Demand Notes ø: 0.20%
Other securities				6,665,000	0.20

Illinois: 4.34%

Variable Rate Demand Notes ø: 4.34%
Chicago IL Board of Education Unlimited Tax Series 2011-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1210 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.07	12-1-2039	22,000,000	22,000,000	0.67
Chicago IL Deutsche Bank SPEAR/LIFER Trust Series DBE-208 & DBE-1212 (GO) 144Aµ	0.25-0.37	1-1-2035 to 1-1-2036	15,105,000	15,105,000	0.46
Illinois Toll Highway Authority Series 2008A-1b (Transportation Revenue)	1.00	1-1-2031	24,385,000	24,385,000	0.74

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA)	1.00%	8-15-2021	$20,000,000	$20,000,000	0.61%
Other securities				61,380,000	1.86

				142,870,000	4.34

Indiana: 5.42%

Other Municipal Debt: 0.41%
Other securities				13,516,613	0.41

Variable Rate Demand Notes ø: 5.01%
Indiana Certificates of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.05	7-1-2023	26,140,000	26,140,000	0.79
Indiana Finance Authority Hospital Revenue Bonds University Health Obligated Group Series 2011L & Series 2011M Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-23 (Miscellaneous Revenue) 144A	0.02	5-25-2016	41,425,000	41,425,000	1.26
Indiana Finance Authority Hospital Revenue Bonds University Health Obligated Group Series 2011L & Series 2011M Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-23 (Miscellaneous Revenue) 144A	0.02	3-1-2036	10,000,000	10,000,000	0.30
Indiana Finance Authority Lease Appropriation Bonds Stadium Project Series 2005 A-2 (Miscellaneous Revenue, Citibank NA SPA)	0.01	2-1-2035	40,000,000	40,000,000	1.22
Indiana Finance Authority Lease Appropriation Bonds Stadium Project Series 2005 A-3 (Miscellaneous Revenue, Citibank NA SPA)	0.01	2-1-2035	30,700,000	30,700,000	0.93
Other securities				16,840,000	0.51

				165,105,000	5.01

Iowa: 2.77%

Variable Rate Demand Notes ø: 2.77%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.04	6-1-2039	60,400,000	60,400,000	1.84
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.04	6-1-2039	20,000,000	20,000,000	0.61
Other securities				10,740,000	0.32

				91,140,000	2.77

Kansas: 0.27%

Variable Rate Demand Notes ø: 0.27%
Other securities				9,000,000	0.27

Kentucky: 0.62%

Other Municipal Debt: 0.21%
Other securities				6,925,257	0.21

Variable Rate Demand Notes ø: 0.41%
Other securities				13,635,000	0.41

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Louisiana: 0.33%

Variable Rate Demand Notes ø: 0.33%
Other securities				$10,910,000	0.33%

Maryland: 1.96%

Other Municipal Debt: 1.17%
Montgomery County MD Constructions Public Improvement BAN Series 2010-A (GO)	0.03%	3-3-2015	$38,500,000	38,500,000	1.17

Variable Rate Demand Notes ø: 0.79%
Other securities				25,955,000	0.79

Massachusetts: 2.96%

Other Municipal Debt: 1.73%
Massachusetts GO RAN Series 2014 A (Miscellaneous Revenue)	1.50	4-23-2015	56,600,000	56,774,715	1.73

Variable Rate Demand Notes ø: 1.23%
Other securities				40,546,423	1.23

Michigan: 3.95%

Other Municipal Debt: 0.70%
Michigan Finance Authority Local Government Loan Program Detroit Finance Recovery Income Tax Revenue Local Project Series 2014F-1 Barclays Residual Interest Bonds Trust Series 2014-7WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.12	6-1-2015	23,100,000	23,100,000	0.70

Variable Rate Demand Notes ø: 3.25%
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.08	1-1-2032	27,870,000	27,870,000	0.85
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.08	1-1-2032	28,675,000	28,675,000	0.87
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.08	1-1-2035	28,245,000	28,245,000	0.86
Other securities				22,215,000	0.67

				107,005,000	3.25

Minnesota: 2.77%

Other Municipal Debt: 0.13%
Other securities				4,276,319	0.13

Variable Rate Demand Notes ø: 2.64%
Other securities				86,955,000	2.64

Mississippi: 1.02%

Variable Rate Demand Notes ø: 1.02%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	11-1-2018	33,460,000	33,460,000	1.02

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Missouri: 0.44%

Other Municipal Debt: 0.23%
Other securities				$7,600,000	0.23%

Variable Rate Demand Notes ø: 0.21%
Other securities				6,875,000	0.21

Nevada: 0.70%

Variable Rate Demand Notes ø: 0.70%
Other securities				23,025,000	0.70

New Hampshire: 0.37%

Variable Rate Demand Notes ø: 0.37%
Other securities				12,205,000	0.37

New Jersey: 1.40%

Other Municipal Debt: 0.72%
New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.04%	6-26-2015	$23,700,000	23,700,000	0.72

Variable Rate Demand Notes ø: 068%
Other securities				22,555,000	0.68

New York: 7.48%

Other Municipal Debt: 1.24%
Smithtown NY Central School District TAN 2014-2015 (GO)	1.00	6-30-2015	30,000,000	30,105,837	0.92
Other securities				10,625,000	0.32

				40,730,837	1.24

Variable Rate Demand Notes ø: 6.24%
New York Convention Center Development Corporation Series 2005 Citigroup Eagle Series 2014-0044-A (Tax Revenue, BHAC/AGC/Ambac Insured, Citibank NA LIQ) 144A	0.03	11-15-2044	19,800,000	19,800,000	0.60
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	11-15-2026	25,000,000	25,000,000	0.76
New York Housing Finance Agency Series 2014-A (Housing Revenue, Bank of China LOC)	0.12	5-1-2048	23,100,000	23,100,000	0.70
New York Metropolitan Transportation Authority BAN Series 2013A Merrill Lynch Joint Venture Trust Receipts Series JVI-1008 (Transportation Revenue, Bank of America NA LIQ) 144A	0.20	4-19-2015	33,475,000	33,475,000	1.02
New York NY (GO) µ	0.01-0.03	3-1-2034 to 4-1-2042	42,235,000	42,235,000	1.28
New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)	0.01	11-1-2029	22,725,000	22,725,000	0.69
Other securities				39,060,000	1.19

				205,395,000	6.24

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

North Carolina: 1.03%

Other Municipal Debt: 0.11%
Other securities				$3,512,619	0.11%

Variable Rate Demand Notes ø: 0.92%
Other securities				30,460,000	0.92

North Dakota: 1.80%

Other Municipal Debt: 1.53%
Mercer County ND PCR Basin Electric Power Cooperative Antelope Valley Unit 1 Series 2009 (Miscellaneous Revenue)	0.08%	2-5-2015	$47,600,000	47,600,000	1.44
Other securities				3,005,266	0.09

				50,605,266	1.53

Variable Rate Demand Notes ø: 0.27%
Other securities				8,815,000	0.27

Ohio: 2.69%

Variable Rate Demand Notes ø: 2.69%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.07	1-1-2038	67,080,000	67,080,000	2.04
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.07	12-1-2043	2,200,000	2,200,000	0.07
Other securities				19,310,000	0.58

				88,590,000	2.69

Oklahoma: 0.47%

Variable Rate Demand Notes ø: 0.47%
Other securities				15,415,000	0.47

Other: 4.55%

Variable Rate Demand Notes ø: 4.55%
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	2-15-2028	97,117,000	97,117,000	2.95
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	4-1-2019	28,780,000	28,780,000	0.87
Other securities				23,845,000	0.73

				149,742,000	4.55

Pennsylvania: 6.26%

Other Municipal Debt: 3.30%
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1004 (Education Revenue, Bank of America NA LIQ) 144A	0.25	5-31-2015	66,395,000	66,395,000	2.02

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Other Municipal Debt (continued)
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1005 (Education Revenue, Bank of America NA LIQ) 144A	0.25%	5-31-2015	$35,395,000	$35,395,000	1.07%
Other securities				7,024,635	0.21

				108,814,635	3.30

Variable Rate Demand Notes ø: 2.96%
Montgomery County PA IDA FHA New Regional Medical Center Project Series 2010-3238 (Health Revenue, FHA Insured, Credit Suisse LIQ) 144A	0.07	8-1-2030	17,430,000	17,430,000	0.53
Other securities				79,890,000	2.42

				97,320,000	2.96

Rhode Island: 0.30%

Variable Rate Demand Notes ø: 0.30%
Other securities				10,000,000	0.30

South Carolina: 2.23%

Other Municipal Debt: 1.14%
York County SC PCR Series 2000B-1 & 2000B-3 (Utilities Revenue)	0.25	3-2-2015	14,500,000	14,500,000	0.44
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	3-2-2015	23,100,000	23,100,000	0.70

				37,600,000	1.14

Variable Rate Demand Notes ø: 1.09%
Other securities				35,980,000	1.09

South Dakota: 0.20%

Variable Rate Demand Notes ø: 0.20%
Other securities				6,495,000	0.20

Tennessee: 2.02%

Variable Rate Demand Notes ø: 2.02%
Chattanooga TN Electric Power Board Series 2008-A (Utilities Revenue, Branch Banking & Trust LIQ)	0.04	3-1-2016	21,065,000	21,065,000	0.64
Other securities				45,325,000	1.38

				66,390,000	2.02

Texas: 9.47%

Other Municipal Debt: 2.11%
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	56,800,000	57,248,341	1.74
Other securities				12,121,510	0.37

				69,369,851	2.11

Variable Rate Demand Notes ø: 7.36%
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	10-1-2018	16,460,000	16,460,000	0.50

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.03%	6-1-2041	$25,000,000	$25,000,000	0.76%
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.03	3-1-2042	52,500,000	52,500,000	1.59
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank SPEAR/LIFER Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.11	8-15-2029	28,015,000	28,015,000	0.85
Other securities				120,355,138	3.66

				242,330,138	7.36

Utah: 0.64%

Variable Rate Demand Notes ø: 0.64%
Other securities				21,175,000	0.64

Vermont: 0.48%

Variable Rate Demand Notes ø: 0.48%
Other securities				15,675,000	0.48

Virginia: 1.34%

Other Municipal Debt: 0.11%
Other securities				3,545,089	0.11

Variable Rate Demand Notes ø: 1.23%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.10	5-15-2042	18,170,000	18,170,000	0.55
Other securities				22,335,000	0.68

				40,505,000	1.23

Washington: 1.88%

Other Municipal Debt: 0.10%
Other securities				3,440,940	0.10

Variable Rate Demand Notes ø: 1.78%
King County WA Sewer Revenue Bonds 2007 Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.02	1-1-2039	17,890,000	17,890,000	0.54
Washington EDFA Solid Waste Disposal Cleanscapes Incorporated Project Series 2009 (Resource Recovery Revenue, Bank of America NA LOC)	0.06	2-12-2019	17,450,000	17,450,000	0.53
Other securities				23,110,000	0.71

				58,450,000	1.78

Wisconsin: 3.55%

Variable Rate Demand Notes ø: 3.55%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.02	5-1-2037	30,000,000	30,000,000	0.91

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02%	5-1-2020	$26,755,000	$26,755,000	0.81%
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.22	8-15-2034	20,310,740	20,310,740	0.62
Other securities				39,910,000	1.21

				116,975,740	3.55

Total Municipal Obligations (Cost $3,301,443,397)				3,301,443,397	100.27

Other: 0.45%
Other securities				14,900,000	0.45

Total investments in securities (Cost $3,316,343,397) *				3,316,343,397	100.72%
Other assets and liabilities, net				(23,811,258)	(0.72)

Total net assets				$3,292,532,139	100.00%

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

(i)	Illiquid security for which the designation as illiquid is unaudited.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	17

Assets
Investments in unaffiliated securities, at amortized cost	$3,316,343,397
Cash	78,370
Receivable for investments sold	43,086,557
Receivable for Fund shares sold	126,787
Receivable for interest	2,271,598
Receivable from adviser	743,845
Prepaid expenses and other assets	68,889

Total assets	3,362,719,443

Liabilities
Dividends payable	20,945
Payable for investments purchased	69,022,010
Payable for Fund shares redeemed	138,868
Distribution fee payable	183,686
Administration fees payable	500,109
Accrued expenses and other liabilities	321,686

Total liabilities	70,187,304

Total net assets	$3,292,532,139

NET ASSETS CONSIST OF
Paid-in capital	$3,292,458,321
Undistributed net investment income	284
Accumulated net realized gains on investments	73,534

Total net assets	$3,292,532,139

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$123,525,175
Shares outstanding – Class A1	123,514,260
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$191,765,637
Shares outstanding – Administrator Class[1]	191,749,372
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$2,269,186,963
Shares outstanding – Institutional Class[1]	2,268,992,242
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$139,915,428
Shares outstanding – Service Class[1]	139,896,734
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$568,138,936
Shares outstanding – Sweep Class[1]	568,098,153
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage National Tax-Free Money Market Fund	Statement of operations—year ended January 31, 2015

Investment income
Interest	$3,338,081

Expenses
Advisory fee	3,718,075
Administration fees
Fund level	1,859,038
Class A	344,473
Administrator Class	201,080
Institutional Class	2,112,940
Service Class	181,772
Sweep Class	1,249,084
Shareholder servicing fees
Class A	391,086
Administrator Class	197,028
Service Class	369,630
Sweep Class	1,419,213
Distribution fee
Sweep Class	1,987,178
Custody and accounting fees	184,619
Professional fees	35,778
Registration fees	61,549
Shareholder report expenses	23,838
Trustees’ fees and expenses	11,149
Other fees and expenses	56,226

Total expenses	14,403,756
Less: Fee waivers and/or expense reimbursements	(11,437,708)

Net expenses	2,966,048

Net investment income	372,033

Net realized gains on investments	411,621

Net increase in net assets resulting from operations	$783,654

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage National Tax-Free Money Market Fund	19

	Year ended January 31, 2015		Year ended January 31, 2014

Operations
Net investment income		$372,033		$359,548
Net realized gains on investments		411,621		237,201

Net increase in net assets resulting from operations		783,654		596,749

Distributions to shareholders from
Net investment income
Class A		(15,655)		(24,460)
Administrator Class		(20,106)		(21,880)
Institutional Class		(264,091)		(233,694)
Service Class		(15,145)		(21,051)
Sweep Class		(56,770)		(58,463)
Net realized gains
Class A		(14,611)		(11,484)
Administrator Class		(22,342)		(11,127)
Institutional Class		(279,216)		(115,540)
Service Class		(18,242)		(9,109)
Sweep Class		(64,136)		(31,099)

Total distributions to shareholders		(770,314)		(537,907)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	401,765,968	401,765,968	373,675,495	373,675,495
Administrator Class	113,243,756	113,243,756	140,800,710	140,800,710
Institutional Class	8,706,386,078	8,706,386,078	9,329,657,161	9,329,657,161
Service Class	293,927,871	293,927,871	307,622,873	307,622,873
Sweep Class	1,776,652,255	1,776,652,255	2,079,638,849	2,079,638,849

		11,291,975,928		12,231,395,088

Reinvestment of distributions
Class A	27,249	27,249	35,562	35,562
Administrator Class	37,591	37,591	29,303	29,303
Institutional Class	144,335	144,335	59,678	59,678
Service Class	9,356	9,356	9,561	9,561
Sweep Class	120,906	120,906	89,241	89,241

		339,437		223,345

Payment for shares redeemed
Class A	(481,867,128)	(481,867,128)	(454,147,788)	(454,147,788)
Administrator Class	(136,302,798)	(136,302,798)	(152,129,499)	(152,129,499)
Institutional Class	(8,729,533,081)	(8,729,533,081)	(9,149,773,982)	(9,149,773,982)
Service Class	(320,198,898)	(320,198,898)	(405,521,815)	(405,521,815)
Sweep Class	(1,799,148,228)	(1,799,148,228)	(2,088,743,165)	(2,088,743,165)

		(11,467,050,133)		(12,250,316,249)

Net decrease in net assets resulting from capital share transactions		(174,734,768)		(18,697,816)

Total decrease in net assets		(174,721,428)		(18,638,974)

Net assets
Beginning of period		3,467,253,567		3,485,892,541

End of period		$3,292,532,139		$3,467,253,567

Undistributed net investment income		$284		$18

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
CLASS A	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.02%	0.02%	0.02%	0.01%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.63%	0.62%	0.61%	0.67%
Net expenses	0.08%	0.12%	0.18%	0.19%	0.32%	0.46%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.05%
Supplemental data
Net assets, end of period (000s omitted)	$123,525	$203,609	$284,041	$518,949	$945,917	$1,018,470

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.02%	0.02%	0.02%	0.04%	0.18%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.40%
Net expenses	0.08%	0.11%	0.18%	0.18%	0.29%	0.31%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.04%	0.18%
Supplemental data
Net assets, end of period (000s omitted)	$191,766	$214,788	$226,083	$281,128	$361,735	$419,954

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.02%	0.03%	0.04%	0.12%	0.27%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.24%	0.25%	0.29%
Net expenses	0.08%	0.11%	0.17%	0.16%	0.20%	0.23%
Net investment income	0.01%	0.01%	0.02%	0.03%	0.13%	0.28%
Supplemental data
Net assets, end of period (000s omitted)	$2,269,187	$2,292,160	$2,112,183	$3,036,275	$2,888,542	$2,048,774

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
SERVICE CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.02%	0.02%	0.02%	0.01%	0.10%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.53%	0.53%	0.53%	0.53%	0.58%
Net expenses	0.08%	0.12%	0.18%	0.18%	0.32%	0.40%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%	0.12%
Supplemental data
Net assets, end of period (000s omitted)	$139,915	$166,178	$264,063	$673,405	$651,984	$1,055,420

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.02%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%	0.98%	0.98%	0.98%
Net expenses	0.08%	0.11%	0.18%	0.14%	0.32%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$568,139	$590,518	$599,523	$566,501	$4,992

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage National Tax-Free Money Market Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal

26	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to financial statements

income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Notes to financial statements	Wells Fargo Advantage National Tax-Free Money Market Fund	27

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2015 and January 31, 2014 were as follows:

	Year ended January 31
	2015	2014
Ordinary income	$239,937	$ 95,130
Tax-exempt income	371,767	359,548
Long-term capital gain	158,610	83,229

As of January 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed tax-exempt income	Undistributed long-term gain
$912	$21,232	$72,622

28	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to financial statements

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. REGULATORY MATTERS

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Report of independent registered public accounting firm	Wells Fargo Advantage National Tax-Free Money Market Fund	29

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010 (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolio of investments as of January 31, 2015 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and portfolio of investments are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolio of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolio of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolio of investments. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolio of investments referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage National Tax-Free Money Market Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 25, 2015

30	Wells Fargo Advantage National Tax-Free Money Market Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $158,610 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2015.

For the fiscal year ended January 31, 2015, $239,937 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2015.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

32	Wells Fargo Advantage National Tax-Free Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage National Tax-Free Money Market Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231593 03-15 A309/AR309 01-15

Wells Fargo Advantage

Treasury Plus Money Market Fund

Annual Report

January 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Treasury Plus Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Treasury Plus Money Market Fund for the 12-month period that ended January 31, 2015. Despite the challenges of low yields, limited supply, and amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission (SEC), investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the U.S. Federal Reserve (Fed) continued its near-zero interest-rate policy. Less supply of short-term investment securities also held down yields. Banks curtailed their issuance of shorter maturities as they moved into compliance with new regulations like the Basel III liquidity coverage ratio, which requires banks to hold an amount of high-quality liquid assets, such as cash or government securities, to cover 100% of its expected net cash outflows over a 30-day period in a stressed scenario, while others trimmed the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

The SEC approved amendments to money market fund regulations.

On July 23, 2014, the SEC voted to approve amendments to Rule 2a-7, which governs money market funds. These changes are scheduled to take place over a two-year period with final implementation required by late 2016.

U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (Shareholders can expect their fund company to communicate any such changes to them prior to the change taking place.)

■	Retail investors will continue to transact at a stable $1.00 NAV, but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. During this implementation period, we are partnering across the industry and with our service providers so that we can continue to support our institutional clients’ desire for intraday wire settlements within a floating NAV money market fund. We also note that the U.S. Treasury Department and the Internal Revenue Service issued proposed guidance to simplify the tax treatment of floating NAV funds, which would allow shareholders to measure net gains and losses over a tax period and not require them to calculate transaction-by-transaction gains and losses. Further, the SEC has stated that the adoption of a floating NAV for money market funds will not, under normal circumstances, preclude shareholders from classifying their investment in money market funds as cash equivalents for the purposes of U.S. generally accepted accounting principles.

Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

Letter to shareholders (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	3

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

Portfolio manager Dave Sylvester announced plans to retire in 2015.

Dave Sylvester, senior portfolio manager and head of money market funds, announced plans to retire on March 31, 2015, capping a 35-year career with Wells Capital Management, Inc., the subadvisor for the Wells Fargo Advantage Money Market Funds. Under Mr. Sylvester’s leadership, the Wells Fargo Advantage Money Market Funds consistently provided a stable investment option for investor assets through innumerable credit cycles, some of which were the most challenging of the modern era.

Jeffrey L. Weaver, CFA, head of Wells Capital Management’s short-duration team, became head of the money market fund team effective January 1, 2015. Consistent with our long-planned transition process, Senior Portfolio Managers Laurie R. White; Michael C. Bird, CFA; and James C. Randazzo will continue in their leadership roles in the day-to-day management of our prime, government, and municipal money market funds, working closely with Mr. Weaver. Matthew A. Grimes, CFA, will continue to lead the money market credit research team.

Despite this leadership transition, Wells Fargo’s money market investment philosophy and commitment to shareholders will remain unchanged. Our money market security selection process has long emphasized conservative investment choices, and all of the Wells Fargo Advantage Money Market Funds will continue to maintain an approach that seeks to prioritize preservation of capital, liquidity, and high-quality investments, driven by our own independent, fundamental credit research and risk management.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds because we have always emphasized stability of principal and liquidity.

4	Wells Fargo Advantage Treasury Plus Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey L. Weaver, CFA

Laurie White

Michael C. Bird, CFA

Average annual total returns1 (%) as of January 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (PIVXX)	7-28-2003	0.01	0.01	1.22	0.62	0.62
Administrator Class (WTPXX)	3-31-2008	0.01	0.01	1.33	0.35	0.35
Institutional Class (PISXX)	8-1-1995	0.01	0.01	1.39	0.23	0.20
Service Class (PRVXX)	10-1-1985	0.01	0.01	1.27	0.52	0.45
Sweep Class	6-30-2010	0.01	0.01	1.22	0.97	0.97

Yield summary3 (%) as of January 31, 2015

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	5

Portfolio composition[4] as of January 31, 2015

Weighted average maturity[5] as of January 31, 2015
9 days

Weighted average life[6] as of January 31, 2015
18 days

Effective maturity distribution[4] as of January 31, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The Adviser has committed through May 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.56)%, (0.29)%, (0.17)%, (0.46)%, and (0.91)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These percentages are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Treasury Plus Money Market Fund	Money market overview (unaudited)

Portfolio manager commentary

The Fund’s fiscal year that ended January 31, 2015, was characterized by a continuation of extremely low interest rates and an expectation through most of the year that rates would remain low for an extended period of time. Although a number of factors contributed to keeping interest rates low, the primary factor was the continued commitment on the part of the U.S. Federal Reserve (Fed) to maintaining an extremely accommodative monetary stance. Near the end of the year, some market interest rates began to move slightly higher, reflecting the continuing strength of the economy and comments by Fed officials suggesting interest rates may rise sometime in 2015.

Treasury bill (T-bill) yields decoupled partially from yields on other government securities during the year, as the yields on repurchase agreements (repos) and government-sponsored enterprise (GSE) discount notes were generally unchanged from year to year while yields on T-bills declined. Overnight repo rates, as measured by the Depository Trust & Clearing Corporation (DTCC) U.S. Treasury Repo Index1, increased slightly from an average of 9 basis points (bps; 100 bps equals 1.00%) in the 12 months that ended January 31, 2014, to 10 bps in the 12 months that ended January 31, 2015. Average GSE discount note yields for 3-, 6-, and 12-month tenors changed only modestly, from 6 bps, 9 bps, and 14 bps, respectively, in the prior period to 6 bps, 8 bps, and 14 bps, respectively, in the most recent 12 months. By contrast, the yields on 3-month T-bills declined from an average of 5 bps in the year that ended January 31, 2014, to 2 bps in the 12-month period that ended January 31, 2015.

The lower yields on T-bills were largely the result of incremental demand for U.S. Treasury securities due to various domestic and international regulatory initiatives that encouraged large banks to buy high-quality liquid assets. Other regulatory changes led banks to reduce their leverage, leaving the banks with smaller portfolios to fund in the repo market as well as shrinking supply in that market. Investors displaced by reduced repo supply moved their investments to other government securities, such as T-bills, keeping downward pressure on interest rates for all government securities. These structural changes in the U.S. government money markets resulting in greater relative demand for U.S. Treasury securities—and lower relative yields—are expected to persist and may, in fact, worsen.

Our investment strategy remained consistent: We invested in T-bills, U.S. Treasury notes, and Treasury collateralized repos while taking into account the Fund’s overall level of liquidity and average maturity.

Strategic outlook

For the first time since the financial crisis, it is very possible the Fed will raise interest rates in the next 12 months. The Yellen-led Fed picked up where the Bernanke-led Fed left off, with an inclination to err on the side of accommodation to avoid snuffing out a nascent recovery and with a position of data dependency for future actions. Key members of the Fed, including Chair Yellen, pointed to an initial rate hike in mid-2015 if the economic recovery proceeds as they project. The Fed’s data-dependent orientation will have the markets carefully watching the effects on the U.S. economy of the startling oil price decline late in the year, economic weakness in other parts of the world, and the strengthening U.S. dollar. The Fed will also weigh its apparent progress in meeting its full-employment mandate against its less successful effort to bring inflation back up to 2%. In the face of this uncertainty, we believe that our portfolio strategy, with its focus on capital preservation and liquidity, will enable the Fund to continue to meet its objectives.

[1]	The Depository Trust & Clearing Corporation (DTCC) U.S. Treasury Repo Index tracks the average daily interest rate paid for the most-traded general collateral finance repurchase agreements (commonly referred to as “repo contracts”) for U.S. Treasury securities. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2014	Ending account value 1-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31	0.06%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31	0.06%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31	0.06%
Service Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31	0.06%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.25	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26	0.06%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Advantage Treasury Plus Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 83.10%
Bank of Nova Scotia, dated 1-30-2015, maturity value $800,003,333 (1)	0.05%	2-2-2015	$800,000,000	$800,000,000
Barclays Capital Incorporated, dated 1-2-2015, maturity value $100,004,306 (2) ¢±§	0.05	2-2-2015	100,000,000	100,000,000
Barclays Capital Incorporated, dated 1-30-2015, maturity value $150,000,625 (3)	0.05	2-2-2015	150,000,000	150,000,000
BNP Paribas Securities Corporation, dated 1-2-2015 , maturity value $250,027,222 (4) ¢±§(i)	0.08	2-20-2015	250,000,000	250,000,000
BNP Paribas Securities Corporation, dated 1-30-2015, maturity value $300,001,500 (5)	0.06	2-2-2015	300,000,000	300,000,000
Credit Agricole, dated 1-26-2015, maturity value $250,003,403 (6)	0.07	2-2-2015	250,000,000	250,000,000
Credit Agricole, dated 1-30-2015, maturity value $250,001,042 (7)	0.05	2-2-2015	250,000,000	250,000,000
Credit Agricole, dated 1-30-2015, maturity value $989,004,121 (8)	0.05	2-2-2015	989,000,000	989,000,000
Federal Reserve Bank of New York, dated 1-30-2015, maturity value $7,000,029,167 (9)	0.05	2-2-2015	7,000,000,000	7,000,000,000
Goldman Sachs & Company, dated 1-30-2015, maturity value $100,000,167 (10)	0.02	2-2-2015	100,000,000	100,000,000
JPMorgan Securities, dated 1-2-2015, maturity value $550,028,417 (11) ¢±§	0.06	2-2-2015	550,000,000	550,000,000
Merrill Lynch Pierce Fenner & Smith, dated 1-30-2015, maturity value $125,000,521 (12)	0.05	2-2-2015	125,000,000	125,000,000
Societe Generale NY, dated 1-27-2015, maturity value $250,002,917 (13)	0.06	2-3-2015	250,000,000	250,000,000
Societe Generale NY, dated 1-30-2015, maturity value $1,000,005,000 (14)	0.06	2-2-2015	1,000,000,000	1,000,000,000
Societe Generale NY, dated 1-30-2015, maturity value $250,002,917 (15)	0.06	2-6-2015	250,000,000	250,000,000

Total Repurchase Agreements (Cost $12,364,000,000)				12,364,000,000

Treasury Debt: 16.04%
U.S. Treasury Bond	11.25	2-15-2015	608,700,000	611,104,318
U.S. Treasury Note ±	0.07	1-31-2016	170,000,000	169,961,769
U.S. Treasury Note ±	0.09	4-30-2016	170,000,000	170,000,693
U.S. Treasury Note	0.25	2-28-2015	225,000,000	225,032,132
U.S. Treasury Note	0.25	3-31-2015	190,000,000	190,056,314
U.S. Treasury Note	0.25	5-31-2015	115,000,000	115,051,078
U.S. Treasury Note	0.38	4-15-2015	555,000,000	555,328,734
U.S. Treasury Note	4.00	2-15-2015	349,000,000	349,479,870

Total Treasury Debt (Cost $2,386,014,908)				2,386,014,908

Total investments in securities (Cost $14,750,014,908) *	99.14%	14,750,014,908
Other assets and liabilities, net	0.86	128,587,922

Total net assets	100.00%	$14,878,602,830

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Treasury Plus Money Market Fund	9

^^	Collateralized by:

(1)	U.S. government securities, 0.13% to 8.13%, 12-31-2015 to 2-15-2044, fair value including accrued interest is $816,000,066.

(2)	U.S. government securities, 3.00%, 5-15-2042, fair value including accrued interest is $102,000,034.

(3)	U.S. government securities, 2.13% to 3.75%, 9-30-2021 to 11-15-2043, fair value including accrued interest is $153,000,025.

(4)	U.S. government securities, 0.63% to 4.63%, 2-15-2017 to 1-15-2025, fair value including accrued interest is $255,000,006.

(5)	U.S. government securities, 0.00% to 3.13%, 4-30-2016 to 11-15-2044, fair value including accrued interest is $306,000,090.

(6)	U.S. government securities, 0.13%, 4-15-2016, fair value including accrued interest is $255,000,048.

(7)	U.S. government securities, 0.63% to 1.38%, 7-31-2018 to 7-15-2021, fair value including accrued interest is $255,000,012.

(8)	U.S. government securities, 0.09% to 3.88%, 4-30-2016 to 4-15-2029, fair value including accrued interest is $1,008,780,061.

(9)	U.S. government securities, 1.63% to 4.75%, 8-15-2018 to 5-15-2041, fair value including accrued interest is $7,000,029,237.

(10)	U.S. government securities, 1.25%, 10-31-2015, fair value including accrued interest is $102,000,057.

(11)	U.S. government securities, 0.07% to 9.25%, 2-15-2015 to 11-15-2042, fair value including accrued interest is $561,001,493.

(12)	U.S. government securities, 2.25% to 3.63%, 3-31-2021 to 2-15-2044, fair value including accrued interest is $127,500,058.

(13)	U.S. government securities, 0.00% to 3.63%, 1-31-2015 to 2-15-2044, fair value including accrued interest is $255,000,059.

(14)	U.S. government securities, 0.00% to 7.13%, 2-5-2015 to 11-15-2044, fair value including accrued interest is $1,020,000,075.

(15)	U.S. government securities, 0.38% to 5.38%, 1-15-2020 to 2-15-2042, fair value including accrued interest is $255,000,096.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Treasury Plus Money Market Fund	Statement of assets and liabilities—January 31, 2015

Assets
Investments
In unaffiliated securities, at amortized cost	$2,386,014,908
In repurchase agreements, at amortized cost	12,364,000,000

Total investments, at amortized cost	14,750,014,908
Cash	30,026
Receivable for investments sold	90,000,000
Receivable for Fund shares sold	151,125
Receivable for interest	40,572,211
Receivable from adviser	2,109,382
Prepaid expenses and other assets	29,795

Total assets	14,882,907,447

Liabilities
Dividends payable	85,748
Payable for Fund shares redeemed	940,066
Distribution fee payable	917
Administration fees payable	1,875,147
Trustees’ fees and expenses payable	312,346
Shareholder servicing fees payable	839,501
Accrued expenses and other liabilities	250,892

Total liabilities	4,304,617

Total net assets	$14,878,602,830

NET ASSETS CONSIST OF
Paid-in capital	$14,878,927,093
Overdistributed net investment income	(318,193)
Accumulated net realized losses on investments	(6,070)

Total net assets	$14,878,602,830

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$1,733,107,461
Shares outstanding – Class A1	1,732,853,464
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$106,179,011
Shares outstanding – Administrator Class[1]	106,167,503
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$11,190,886,860
Shares outstanding – Institutional Class[1]	11,189,575,623
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$1,845,375,268
Shares outstanding – Service Class[1]	1,845,158,026
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$3,054,230
Shares outstanding – Sweep Class[1]	3,053,879
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2015	Wells Fargo Advantage Treasury Plus Money Market Fund	11

Investment income
Interest	$9,876,375

Expenses
Advisory fee	13,637,478
Administration fees
Fund level	5,587,134
Class A	4,292,000
Administrator Class	103,133
Institutional Class	7,914,215
Service Class	2,012,360
Sweep Class	30,143
Shareholder servicing fees
Class A	4,877,273
Administrator Class	98,010
Service Class	4,161,041
Sweep Class	34,254
Distribution fee
Sweep Class	47,955
Custody and accounting fees	674,739
Professional fees	52,653
Registration fees	132,423
Shareholder report expenses	61,509
Trustees’ fees and expenses	11,633
Other fees and expenses	273,255

Total expenses	44,001,208
Less: Fee waivers and/or expense reimbursements	(35,506,340)

Net expenses	8,494,868

Net investment income	1,381,507

Net realized losses on investments	(6,071)

Net increase in net assets resulting from operations	$1,375,436

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Treasury Plus Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2015		Year ended January 31, 2014

Operations
Net investment income		$1,381,507		$1,382,851
Net realized gains (losses) on investments		(6,071)		334,371

Net increase in net assets resulting from operations		1,375,436		1,717,222

Distributions to shareholders from
Net investment income
Class A		(195,066)		(172,315)
Administrator Class		(10,310)		(12,788)
Institutional Class		(989,147)		(961,283)
Service Class		(167,667)		(188,872)
Sweep Class		(1,380)		(2,411)
Net realized gains
Class A		(333)		(39,027)
Administrator Class		(12)		(1,529)
Institutional Class		(1,567)		(230,824)
Service Class		(343)		(40,747)
Sweep Class		(1)		(417)

Total distributions to shareholders		(1,365,826)		(1,650,213)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,551,378,177	11,551,378,177	8,671,834,881	8,671,834,881
Administrator Class	1,407,400,434	1,407,400,434	1,049,245,359	1,049,245,359
Institutional Class	95,955,278,554	95,955,278,554	71,197,332,537	71,197,332,537
Service Class	8,133,729,924	8,133,729,924	7,513,096,987	7,513,096,987
Sweep Class	6,058,339	6,058,339	23,784,885	23,784,885

		117,053,845,428		88,455,294,649

Reinvestment of distributions
Class A	72,762	72,762	73,996	73,996
Administrator Class	8,891	8,891	13,881	13,881
Institutional Class	393,935	393,935	513,647	513,647
Service Class	12,850	12,850	16,336	16,336
Sweep Class	1,381	1,381	2,817	2,817

		489,819		620,677

Payment for shares redeemed
Class A	(11,816,354,502)	(11,816,354,502)	(8,263,643,788)	(8,263,643,788)
Administrator Class	(1,399,838,442)	(1,399,838,442)	(1,154,894,197)	(1,154,894,197)
Institutional Class	(94,287,132,197)	(94,287,132,197)	(69,232,797,645)	(69,232,797,645)
Service Class	(7,878,220,480)	(7,878,220,480)	(7,855,865,131)	(7,855,865,131)
Sweep Class	(23,122,638)	(23,122,638)	(30,818,623)	(30,818,623)

		(115,404,668,259)		(86,538,019,384)

Net increase in net assets resulting from capital share transactions		1,649,666,988		1,917,895,942

Total increase in net assets		1,649,676,598		1,917,962,951

Net assets
Beginning of period		13,228,926,232		11,310,963,281

End of period		$14,878,602,830		$13,228,926,232

Overdistributed net investment income		$(318,193)		$(336,130)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	13

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
CLASS A	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.65%
Net expenses	0.06%	0.06%	0.12%	0.06%	0.18%	0.17%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,733,107	$1,998,010	$1,589,730	$1,692,131	$1,906,066	$1,600,619

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
ADMINISTRATOR CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.35%	0.35%	0.36%	0.38%
Net expenses	0.06%	0.07%	0.13%	0.05%	0.18%	0.16%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$106,179	$98,633	$204,264	$209,513	$135,001	$180,021

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	15

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
INSTITUTIONAL CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.24%	0.26%
Net expenses	0.06%	0.06%	0.12%	0.06%	0.18%	0.15%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$11,190,887	$9,522,210	$7,557,137	$6,393,891	$5,307,359	$4,091,490

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31					Year ended February 28, 2010
SERVICE CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.55%
Net expenses	0.06%	0.06%	0.12%	0.06%	0.19%	0.17%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,845,375	$1,589,951	$1,932,680	$1,885,503	$2,226,264	$702,363

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	17

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.97%	0.97%	0.97%
Net expenses	0.06%	0.06%	0.12%	0.07%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,054	$20,122	$27,152	$42,861	$91,299

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements	Wells Fargo Advantage Treasury Plus Money Market Fund	19

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2015, the Fund had capital loss carryforwards which consisted of $6,070 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, all of the Fund’s investments were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds

20	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to financial statements

Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $1,365,827 and $1,650,213 of ordinary income for the years ended January 31, 2015 and January 31, 2014, respectively.

As of January 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Capital loss carryforward
$50,571	$(6,070)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements	Wells Fargo Advantage Treasury Plus Money Market Fund	21

7. REGULATORY MATTERS

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

22	Wells Fargo Advantage Treasury Plus Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Treasury Plus Money Market Fund as of January 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and the year ended February 28, 2010, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 25, 2015

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	23

TAX INFORMATION

For the fiscal year ended January 31, 2015, $1,362,690 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2015, $2,256 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2015, 42.34% of the dividends distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, in addition to information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Treasury Plus Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Treasury Plus Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

231594 03-15 A314/AR314 01-15

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended January 31, 2015	Fiscal year ended January 31, 2014
Audit fees	$354,830	$354,830
Audit-related fees	—	—
Tax fees (1)	17,500	21,030
All other fees	—	—

	$372,330	$375,860

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust (except for Wells Fargo Advantage Money Market Fund and Wells Fargo Advantage National Tax-Free Money Market Fund) is included as part of the report to shareholders filed under Item 1 of this Form. Wells Fargo Advantage Money Market Fund and Wells Fargo Advantage National Tax-Free Money Market Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Advantage Money Market Fund and Wells Fargo Advantage National Tax-Free Money Market Fund are filed under this Item.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 39.52%
Abbey National Treasury Services plc	0.08%	2-2-2015	$36,000,000	$36,000,000
Abbey National Treasury Services plc ±	0.32	3-4-2015	15,000,000	15,000,000
Agricultural Bank of China ±	0.40	9-2-2016	10,000,000	10,000,000
Australia & New Zealand Banking Group	0.12	2-2-2015	38,000,000	38,000,000
Australia & New Zealand Banking Group	0.13	2-2-2015	21,000,000	21,000,000
Banco del Estado de Chile	0.21	3-10-2015	4,000,000	4,000,000
Banco del Estado de Chile ±	0.29	5-5-2015	4,000,000	4,000,000
Bank of Montreal ±	0.23	4-14-2015	8,000,000	8,000,000
Bank of Montreal	0.18	2-9-2015	20,000,000	20,000,000
Bank of Montreal	0.18	3-2-2015	5,000,000	5,000,000
Bank of Montreal	0.18	3-5-2015	10,000,000	10,000,000
Bank of Montreal	0.20	3-17-2015	8,000,000	8,000,000
Bank of Nova Scotia ±	0.24	3-4-2015	15,000,000	15,000,000
Bank of Nova Scotia ±	0.26	6-29-2015	15,000,000	15,000,000
Bank of Nova Scotia	0.42	2-19-2015	5,000,000	5,000,418
China Construction Bank Corporation ±	0.42	3-25-2015	26,000,000	26,000,000
Cooperatieve Centrale ±	0.27	2-3-2015	12,000,000	12,000,012
Credit Agricole SA	0.07	2-2-2015	67,000,000	67,000,000
Credit Industriel et Commercial (New York)	0.07	2-2-2015	54,000,000	54,000,000
Credit Suisse (New York) ±	0.61	3-24-2015	3,000,000	3,001,054
DG Bank (New York) (z)	0.20	2-5-2015	8,000,000	7,999,867
DG Bank (New York)	0.20	2-6-2015	10,000,000	10,000,000
DG Bank (New York) (z)	0.22	2-5-2015	10,000,000	9,999,817
DG Bank (New York)	0.24	4-16-2015	10,000,000	10,000,000
DG Bank (New York)	0.24	4-27-2015	10,000,000	10,000,000
DG Bank (New York)	0.25	3-23-2015	10,000,000	10,000,000
DNB Nor Bank ASA	0.07	2-2-2015	57,000,000	57,000,000
Erste Abwicklungsanstalt ±	0.99	3-13-2015	2,000,000	2,001,712
HSBC Bank plc	0.15	3-5-2015	4,000,000	4,000,000
HSBC Bank plc	0.15	3-11-2015	11,000,000	11,000,000
KBC Bank	0.07	2-2-2015	64,000,000	64,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-2-2015	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-3-2015	13,000,000	13,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-17-2015	12,000,000	12,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	2-25-2015	10,000,000	10,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.26	4-2-2015	10,000,000	10,000,000
Mizuho Bank Limited	0.20	2-3-2015	15,000,000	15,000,000
Mizuho Bank Limited	0.20	2-4-2015	12,000,000	12,000,000
Mizuho Bank Limited	0.21	2-19-2015	10,000,000	10,000,000
Mizuho Bank Limited	0.22	2-27-2015	8,000,000	8,000,000
Mizuho Bank Limited	0.25	4-8-2015	10,000,000	10,000,000
Natixis (New York) ±	0.24	9-18-2015	20,000,000	20,000,000
Nordea Bank	0.17	3-2-2015	12,000,000	12,000,000
Norinchukin Bank	0.18	2-13-2015	20,000,000	20,000,000
Norinchukin Bank	0.20	2-24-2015	6,000,000	5,999,963
Norinchukin Bank	0.24	4-13-2015	5,000,000	5,000,000
Rabobank Nederland (New York) ±	0.30	4-13-2015	14,000,000	14,000,000
Rabobank Nederland (New York) ±	0.29	2-27-2015	15,000,000	15,000,000
Royal Bank of Canada ±	0.26	9-4-2015	12,000,000	12,000,000
Skandinaviska Enskilda Banken AG	0.13	2-2-2015	52,000,000	52,000,000

2	Wells Fargo Advantage Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Skandinaviska Enskilda Banken AG	0.25%	4-9-2015	$8,000,000	$7,999,999
Societe Generale ±	0.25	1-26-2016	20,000,000	20,000,000
Standard Chartered Bank	0.21	2-13-2015	10,000,000	10,000,000
Standard Chartered Bank	0.26	4-1-2015	10,000,000	10,000,000
Standard Chartered Bank ±	0.29	4-21-2015	14,000,000	14,000,000
Standard Chartered Bank	0.21	3-3-2015	10,000,000	10,000,000
Standard Chartered Bank	0.25	4-16-2015	8,000,000	8,000,000
Standard Chartered Bank	0.25	5-15-2015	8,000,000	8,000,000
Sumitomo Mitsui Banking Corporation ±	0.24	3-19-2015	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation	0.25	4-2-2015	5,000,000	5,000,000
Sumitomo Trust & Banking Corporation	0.24	4-17-2015	10,000,000	10,000,000
Sumitomo Trust & Banking Corporation	0.26	3-30-2015	10,000,000	10,000,000
Sumitomo Trust & Banking Corporation	0.26	4-1-2015	10,000,000	10,000,000
Swedbank	0.06	2-2-2015	28,000,000	28,000,000
Swedbank	0.22	4-2-2015	10,000,000	10,000,000
Toronto-Dominion Bank	0.18	3-12-2015	8,000,000	8,000,000
Toronto-Dominion Bank ±	0.23	2-6-2015	23,000,000	23,000,000
Toronto-Dominion Bank ±	0.24	6-16-2015	15,000,000	15,000,000
Toronto-Dominion Bank ±	0.24	11-6-2015	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.25	4-15-2015	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.26	11-18-2015	7,000,000	7,000,000
United Overseas Bank Limited	0.17	2-2-2015	40,000,000	40,000,000
Westpac Banking Corporation ±	0.23	2-18-2015	15,000,000	15,000,000
Westpac Banking Corporation ±	0.27	11-3-2015	15,000,000	15,000,000

Total Certificates of Deposit (Cost $1,162,002,842)				1,162,002,842

Commercial Paper: 39.34%

Asset-Backed Commercial Paper: 18.77%
Alpine Securitization Corporation 144A(z)	0.23	2-4-2015	10,000,000	9,999,872
Anglesea Funding LLC ±144A	0.30	3-20-2015	4,000,000	4,000,000
Anglesea Funding LLC 144A(z)	0.17	2-4-2015	3,000,000	2,999,972
Anglesea Funding LLC ±144A	0.30	5-28-2015	5,000,000	5,000,000
Antalis US Funding Corporation 144A(z)	0.25	2-2-2015	15,000,000	15,000,000
Antalis US Funding Corporation 144A(z)	0.26	3-10-2015	2,000,000	1,999,480
Aspen Funding Corporation 144A(z)	0.21	2-3-2015	6,000,000	5,999,965
Bedford Row Funding Corporation ±144A	0.27	7-13-2015	4,000,000	4,000,000
Bedford Row Funding Corporation ±144A	0.27	9-2-2015	5,000,000	4,999,708
Bedford Row Funding Corporation ±144A	0.27	9-16-2015	6,000,000	5,999,626
Bedford Row Funding Corporation ±144A	0.28	4-24-2015	9,000,000	8,999,832
Bennington Stark Capital Company LLC ±144A	0.36	5-6-2015	10,000,000	9,999,620
Bennington Stark Capital Company LLC 144A(z)	0.24	2-2-2015	4,000,000	4,000,000
Cedar Springs Capital Company 144A(z)	0.33	3-10-2015	5,000,000	4,998,350
Collateralized Commercial Paper Company LLC 144A(z)	0.41	2-27-2015	9,000,000	8,997,438
Concord Minutemen Capital Company 144A(z)	0.21	2-9-2015	8,000,000	7,999,673
Concord Minutemen Capital Company 144A(z)	0.23	3-9-2015	6,000,000	5,998,658
Concord Minutemen Capital Company 144A(z)	0.23	3-11-2015	4,000,000	3,999,054
Concord Minutemen Capital Company 144A(z)	0.27	4-6-2015	3,000,000	2,998,583
Concord Minutemen Capital Company 144A(z)	0.27	4-7-2015	5,000,000	4,997,600
Concord Minutemen Capital Company 144A(z)	0.27	4-9-2015	2,000,000	1,999,010
Crown Point Capital Company LLC 144A(z)	0.21	2-4-2015	2,000,000	1,999,977

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Crown Point Capital Company LLC 144A(z)	0.21%	2-5-2015	$4,000,000	$3,999,930
Crown Point Capital Company LLC 144A(z)	0.21	2-9-2015	3,000,000	2,999,878
Crown Point Capital Company LLC 144A(z)	0.23	3-10-2015	3,000,000	2,999,310
Crown Point Capital Company LLC 144A(z)	0.27	4-6-2015	13,000,000	12,993,858
Crown Point Capital Company LLC 144A(z)	0.27	4-8-2015	2,000,000	1,999,025
Crown Point Capital Company LLC 144A(z)	0.27	4-9-2015	5,000,000	4,997,525
Crown Point Capital Company LLC 144A(z)	0.27	4-22-2015	4,000,000	3,997,630
Gemini Securitization Corporation LLC 144A(z)	0.20	2-3-2015	3,004,000	3,003,983
Gotham Funding Corporation 144A(z)	0.19	2-12-2015	15,000,000	14,999,208
Gotham Funding Corporation 144A(z)	0.19	2-13-2015	5,000,000	4,999,710
Gotham Funding Corporation 144A(z)	0.19	2-25-2015	5,000,000	4,999,393
Gotham Funding Corporation 144A(z)	0.19	2-27-2015	2,000,000	1,999,736
Hannover Funding Company LLC 144A(z)	0.20	2-4-2015	3,000,000	2,999,967
Hannover Funding Company LLC 144A(z)	0.20	2-12-2015	12,000,000	11,999,333
Hannover Funding Company LLC 144A(z)	0.20	2-19-2015	3,000,000	2,999,717
Hannover Funding Company LLC 144A(z)	0.22	3-13-2015	4,000,000	3,999,047
Institutional Secured Funding LLC 144A(z)	0.25	2-4-2015	2,000,000	1,999,972
Institutional Secured Funding LLC 144A(z)	0.38	2-10-2015	3,000,000	2,999,747
Institutional Secured Funding LLC 144A(z)	0.38	2-18-2015	2,000,000	1,999,662
Kells Funding LLC ±144A	0.24	2-5-2015	5,000,000	5,000,009
Kells Funding LLC ±144A	0.24	5-15-2015	19,000,000	19,000,000
Kells Funding LLC ±144A	0.24	2-13-2015	2,000,000	2,000,004
Kells Funding LLC ±144A	0.25	1-11-2016	5,000,000	5,000,000
Kells Funding LLC ±144A	0.25	10-7-2015	7,000,000	6,999,480
Kells Funding LLC ±144A	0.25	9-23-2015	5,000,000	4,999,606
Kells Funding LLC ±144A	0.26	9-29-2015	5,000,000	4,999,592
Lexington Parker Capital Company LLC 144A(z)	0.21	2-6-2015	5,000,000	4,999,883
Lexington Parker Capital Company LLC 144A(z)	0.21	2-9-2015	7,000,000	6,999,714
Lexington Parker Capital Company LLC 144A(z)	0.23	3-11-2015	16,000,000	15,996,217
Lexington Parker Capital Company LLC 144A(z)	0.27	4-7-2015	5,000,000	4,997,600
Lexington Parker Capital Company LLC 144A(z)	0.27	4-9-2015	3,000,000	2,998,515
Lexington Parker Capital Company LLC 144A(z)	0.27	4-10-2015	2,000,000	1,998,995
Lexington Parker Capital Company LLC 144A(z)	0.27	4-13-2015	5,000,000	4,997,375
Liberty Street Funding LLC 144A(z)	0.15	2-9-2015	3,000,000	2,999,913
Liberty Street Funding LLC 144A(z)	0.15	2-23-2015	2,000,000	1,999,825
Liberty Street Funding LLC 144A(z)	0.17	2-2-2015	4,000,000	4,000,000
Liberty Street Funding LLC 144A(z)	0.18	3-23-2015	4,000,000	3,999,020
Liberty Street Funding LLC 144A(z)	0.19	2-25-2015	2,000,000	1,999,757
Liberty Street Funding LLC 144A(z)	0.19	4-8-2015	2,000,000	1,999,314
Liberty Street Funding LLC 144A(z)	0.20	4-24-2015	2,000,000	1,999,100
Liberty Street Funding LLC 144A(z)	0.20	4-27-2015	5,000,000	4,997,667
LMA Americas LLC 144A(z)	0.18	2-6-2015	31,000,000	30,999,380
LMA Americas LLC 144A(z)	0.18	2-9-2015	5,000,000	4,999,825
LMA Americas LLC 144A(z)	0.26	3-4-2015	2,000,000	1,999,567
LMA Americas LLC 144A(z)	0.26	3-10-2015	5,000,000	4,998,700
Manhattan Asset Funding Company LLC 144A(z)	0.20	2-25-2015	3,000,000	2,999,617
Manhattan Asset Funding Company LLC 144A(z)	0.22	2-18-2015	2,000,000	1,999,804
Manhattan Asset Funding Company LLC 144A(z)	0.22	3-9-2015	6,000,000	5,998,717
Manhattan Asset Funding Company LLC 144A(z)	0.22	3-10-2015	5,000,000	4,998,900
Manhattan Asset Funding Company LLC 144A(z)	0.22	3-11-2015	5,000,000	4,998,869

4	Wells Fargo Advantage Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Manhattan Asset Funding Company LLC 144A(z)	0.22%	3-27-2015	$5,000,000	$4,998,381
Matchpoint Master Trust 144A(z)	0.26	3-2-2015	3,000,000	2,999,393
Matchpoint Master Trust 144A(z)	0.28	3-20-2015	5,000,000	4,998,211
MetLife Short Term Funding LLC 144A(z)	0.20	2-11-2015	5,000,000	4,999,750
Mountcliff Funding LLC 144A(z)	0.16	2-2-2015	10,000,000	10,000,000
Newport Funding Corporation 144A(z)	0.21	2-3-2015	6,000,000	5,999,965
Old Line Funding LLC 144A(z)	0.28	4-20-2015	3,000,000	2,998,203
Ridgefield Funding Company LLC ±144A	0.27	6-12-2015	10,000,000	10,000,000
Ridgefield Funding Company LLC ±144A	0.27	7-8-2015	15,000,000	15,000,000
Ridgefield Funding Company LLC 144A(z)	0.32	2-5-2015	8,000,000	7,999,786
Salisbury Receivables Company 144A(z)	0.10	2-2-2015	3,000,000	3,000,000
Salisbury Receivables Company 144A(z)	0.21	2-11-2015	3,000,000	2,999,843
Salisbury Receivables Company 144A(z)	0.20	2-4-2015	3,000,000	2,999,967
Scaldis Capital LLC 144A(z)	0.25	2-13-2015	2,000,000	1,999,847
Scaldis Capital LLC 144A(z)	0.25	2-18-2015	7,000,000	6,999,223
Starbird Funding Corporation 144A(z)	0.26	2-20-2015	4,000,000	3,999,480
Starbird Funding Corporation 144A(z)	0.26	2-24-2015	5,000,000	4,999,206
Sydney Capital Corporation 144A(z)	0.22	3-24-2015	2,000,000	1,999,389
Versailles Commercial Paper LLC ±144A	0.24	7-20-2015	5,000,000	5,000,000
Versailles Commercial Paper LLC ±144A	0.24	7-20-2015	5,000,000	5,000,000
Versailles Commercial Paper LLC ±144A	0.24	8-6-2015	4,000,000	4,000,000
Versailles Commercial Paper LLC ±144A	0.24	8-6-2015	2,000,000	2,000,000
Victory Receivables 144A(z)	0.19	2-2-2015	5,000,000	5,000,000
Victory Receivables 144A(z)	0.19	2-18-2015	4,000,000	3,999,662
Victory Receivables 144A(z)	0.19	2-20-2015	6,000,000	5,999,430
Victory Receivables 144A(z)	0.19	2-24-2015	6,000,000	5,999,303
Victory Receivables 144A(z)	0.20	2-12-2015	13,000,000	12,999,275
Working Capital Management Company 144A(z)	0.20	2-9-2015	4,000,000	3,999,844

				551,936,172

Financial Company Commercial Paper: 13.40%
ASB Finance Limited ±144A	0.24	4-29-2015	4,000,000	3,999,909
Australia & New Zealand Banking Group 144A(z)	0.18	3-16-2015	5,000,000	4,998,950
Australia & New Zealand Banking Group ±144A	0.28	12-21-2015	3,000,000	3,000,000
Banco de Chile 144A(z)	0.30	3-9-2015	3,000,000	2,999,125
Banco de Chile 144A(z)	0.30	3-16-2015	2,000,000	1,999,300
Banco de Chile 144A(z)	0.32	4-8-2015	2,000,000	1,998,844
Banco de Chile 144A(z)	0.32	4-22-2015	4,000,000	3,997,191
Banco de Credito e Inversiones 144A(z)	0.46	4-7-2015	3,000,000	2,997,547
Banco de Credito e Inversiones 144A(z)	0.46	4-27-2015	5,000,000	4,994,633
Banco Santander Chile 144A(z)	0.34	2-19-2015	4,000,000	3,999,358
Banco Santander Chile 144A(z)	0.34	3-11-2015	6,000,000	5,997,903
Banco Santander Chile 144A(z)	0.40	3-19-2015	4,000,000	3,998,000
BPCE SA 144A(z)	0.25	2-5-2015	25,000,000	24,999,479
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	2-10-2015	10,000,000	9,999,600
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	2-18-2015	12,000,000	11,998,773
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	3-27-2015	10,000,000	9,996,467
CDP Financial Incorporated 144A(z)	0.15	2-18-2015	3,000,000	2,999,800
CDP Financial Incorporated 144A(z)	0.16	3-13-2015	3,000,000	2,999,480
CDP Financial Incorporated 144A(z)	0.18	4-7-2015	2,000,000	1,999,360

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
CDP Financial Incorporated 144A(z)	0.18%	4-13-2015	$2,000,000	$1,999,300
CDP Financial Incorporated 144A(z)	0.20	3-23-2015	2,000,000	1,999,456
Commonwealth Bank of Australia ±144A	0.25	7-2-2015	5,000,000	5,000,000
Commonwealth Bank of Australia ±144A	0.25	5-20-2015	15,000,000	15,000,000
Commonwealth Bank of Australia ±144A	0.25	5-22-2015	5,000,000	5,000,000
Commonwealth Bank of Australia ±144A	0.26	6-18-2015	15,000,000	14,999,717
CPPIB Capital Incorporated 144A(z)	0.15	2-27-2015	8,000,000	7,999,167
DBS Bank Limited 144A(z)	0.21	4-13-2015	5,000,000	4,997,958
JPMorgan Securities Incorporated ±144A	0.37	11-19-2015	12,000,000	12,000,000
Macquarie Bank Limited 144A(z)	0.21	3-25-2015	8,000,000	7,997,507
Macquarie Bank Limited ±144A	0.55	4-7-2015	1,000,000	1,000,362
Mizuho Funding LLC 144A(z)	0.25	4-13-2015	5,000,000	4,997,569
National Australia Bank Limited ±144A	0.25	7-7-2015	15,000,000	15,000,000
National Australia Bank Limited ±144A	0.25	11-20-2015	10,000,000	10,000,000
National Australia Funding Incorporated ±144A	0.24	3-10-2015	15,000,000	15,000,000
Nordea Bank AB 144A(z)	0.18	2-4-2015	10,000,000	9,999,900
Nordea Bank AB 144A(z)	0.21	4-1-2015	6,000,000	5,997,970
NV Bank Nederlandse Gemeenten ±144A	0.24	9-3-2015	10,000,000	10,000,000
PSP Capital Incorporated 144A(z)	0.15	2-2-2015	4,000,000	4,000,000
PSP Capital Incorporated 144A(z)	0.15	2-10-2015	2,000,000	1,999,933
PSP Capital Incorporated 144A(z)	0.15	2-20-2015	3,000,000	2,999,775
PSP Capital Incorporated 144A(z)	0.17	4-15-2015	3,000,000	2,998,980
PSP Capital Incorporated 144A(z)	0.20	3-19-2015	4,000,000	3,999,000
Shagang South Asia (z)	0.35	2-3-2015	2,000,000	1,999,981
Skandinaviska Enskilda Banken AG 144A(z)	0.21	2-2-2015	3,000,000	3,000,000
Skandinaviska Enskilda Banken AG 144A(z)	0.21	2-3-2015	3,000,000	2,999,983
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	4-2-2015	12,000,000	11,995,182
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	4-8-2015	19,000,000	18,991,424
Suncorp Group Limited 144A(z)	0.25	2-5-2015	5,000,000	4,999,896
Suncorp Group Limited 144A(z)	0.25	2-10-2015	3,000,000	2,999,833
Suncorp Group Limited 144A(z)	0.25	2-26-2015	1,000,000	999,833
Suncorp Group Limited 144A(z)	0.27	3-18-2015	4,000,000	3,998,680
Suncorp Group Limited 144A(z)	0.27	3-19-2015	2,000,000	1,999,325
Suncorp Group Limited 144A(z)	0.31	5-14-2015	2,000,000	1,998,261
Swedbank (z)	0.20	2-26-2015	4,000,000	3,999,467
Swedbank (z)	0.21	3-13-2015	4,000,000	3,999,090
United Overseas Bank Limited 144A(z)	0.28	2-9-2015	7,000,000	6,999,619
United Overseas Bank Limited 144A(z)	0.28	2-11-2015	12,000,000	11,999,160
United Overseas Bank Limited 144A(z)	0.28	2-25-2015	6,000,000	5,998,927
United Overseas Bank Limited 144A(z)	0.28	3-16-2015	15,000,000	14,995,100
Westpac Banking Corporation ±144A	0.26	10-19-2015	15,000,000	15,000,000

				393,934,074

Other Commercial Paper: 7.17%
Caisse Des Depots et Consignations 144A(z)	0.18	2-23-2015	5,000,000	4,999,490
Caisse Des Depots et Consignations 144A(z)	0.18	2-24-2015	7,000,000	6,999,251
Caisse Des Depots et Consignations 144A(z)	0.18	2-26-2015	12,000,000	11,998,600
Caisse Des Depots et Consignations 144A(z)	0.21	4-1-2015	5,000,000	4,998,349
Caisse Des Depots et Consignations 144A(z)	0.21	3-12-2015	20,000,000	19,995,567
Caisse Des Depots et Consignations 144A(z)	0.22	3-23-2015	4,000,000	3,998,802

6	Wells Fargo Advantage Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)
Changhong Hong Kong Trading Limited (z)	0.43%	2-6-2015	$6,000,000	$5,999,713
China International Marine Containers Company Limited (z)	0.38	2-3-2015	3,000,000	2,999,968
China International Marine Containers Company Limited (z)	0.38	2-4-2015	6,000,000	5,999,873
China International Marine Containers Company Limited (z)	0.38	2-9-2015	2,000,000	1,999,852
China International Marine Containers Company Limited (z)	0.38	2-10-2015	2,000,000	1,999,831
China Shipping Container Lines Company Limited (z)	0.38	2-3-2015	3,000,000	2,999,968
China Shipping Container Lines Company Limited (z)	0.38	2-9-2015	7,000,000	6,999,483
CNPC Finance 144A(z)	0.40	2-5-2015	3,000,000	2,999,900
CNPC Finance 144A(z)	0.40	2-6-2015	5,000,000	4,999,778
CNPC Finance 144A(z)	0.40	2-10-2015	4,000,000	3,999,644
CNPC Finance 144A(z)	0.40	2-12-2015	3,000,000	2,999,667
CNPC Finance 144A(z)	0.40	2-13-2015	5,000,000	4,999,389
CNPC Finance 144A(z)	0.40	2-25-2015	4,000,000	3,998,978
CNPC Finance 144A(z)	0.40	2-26-2015	5,000,000	4,998,667
COFCO Capital Corporation (z)	0.18	2-10-2015	4,000,000	3,999,840
COFCO Capital Corporation (z)	0.18	2-12-2015	3,000,000	2,999,850
COFCO Capital Corporation (z)	0.48	2-3-2015	2,000,000	1,999,973
Erste Abwicklungsanstalt 144A(z)	0.18	3-3-2015	5,000,000	4,999,275
Erste Abwicklungsanstalt 144A(z)	0.18	3-5-2015	7,000,000	6,998,915
Erste Abwicklungsanstalt 144A(z)	0.19	3-23-2015	4,000,000	3,998,966
Erste Abwicklungsanstalt 144A(z)	0.20	4-1-2015	5,000,000	4,998,389
Erste Abwicklungsanstalt 144A(z)	0.24	6-10-2015	4,000,000	3,996,587
Erste Abwicklungsanstalt 144A(z)	0.24	6-11-2015	5,000,000	4,995,700
Erste Abwicklungsanstalt 144A(z)	0.25	6-18-2015	2,000,000	1,998,149
Sinochem Company Limited (z)	0.20	4-9-2015	14,000,000	13,994,867
Sinochem Company Limited (z)	0.40	2-3-2015	5,000,000	4,999,944
Sinochem Company Limited (z)	0.40	2-10-2015	3,000,000	2,999,733
Svensk Exportkredit AB (z)	0.28	4-23-2015	17,000,000	16,989,422
Toyota Motor Credit Corporation ±	0.23	3-9-2015	10,000,000	10,000,000
Toyota Motor Credit Corporation ±	0.24	3-6-2015	10,000,000	10,000,000

				210,954,380

Total Commercial Paper (Cost $1,156,824,626)				1,156,824,626

Government Agency Debt: 0.37%
Overseas Private Investment Corporation ±(i)§	0.11	7-9-2026	11,000,000	11,000,000

Total Government Agency Debt (Cost $11,000,000)				11,000,000

Municipal Obligations: 4.99%

California: 0.07%

Other Municipal Debt: 0.07%
San Jose CA International Airport Series C (Airport Revenue)	0.24	3-11-2015	2,000,000	2,000,000

Colorado: 0.51%

Variable Rate Demand Note ø: 0.51%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.11	5-1-2052	14,975,000	14,975,000

Connecticut: 0.17%

Variable Rate Demand Note ø: 0.17%
New Britain CT Taxable Pension Series C (GO, Bank of America NA LOC)	0.20	2-1-2026	5,000,000	5,000,000

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Florida: 0.03%

Variable Rate Demand Note ø: 0.03%
Puttable Floating Option Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144A	0.45%	12-1-2025	$955,000	$955,000

Georgia: 0.27%

Other Municipal Debt: 0.10%
Georgia Municipal Electric Authority Series B (Electric Utilities)	0.16	2-5-2015	3,000,000	3,000,000

Variable Rate Demand Note ø: 0.17%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.42	10-1-2039	5,035,000	5,035,000

Illinois: 0.08%

Variable Rate Demand Note ø: 0.08%
Illinois Regional Transportation Authority Series A1 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.14	4-1-2016	2,320,000	2,320,000

Maryland: 0.07%

Variable Rate Demand Note ø: 0.07%
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.10	9-1-2044	2,000,000	2,000,000

New York: 1.03%

Variable Rate Demand Notes ø: 1.03%
New York HFA Series A (Housing Revenue, Bank of China LOC)	0.21	5-1-2048	5,000,000	5,000,000
PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	9-15-2015	20,302,000	20,302,000
Yeshiva University New York Floater Trust Series T30021-1 (Education Revenue, Citibank NA LIQ) 144A	0.42	7-1-2015	3,000,000	3,000,000
Yeshiva University New York Floater Trust Series T30022-1 (Education Revenue, Citibank NA LIQ) 144A	0.42	9-1-2024	2,000,000	2,000,000

				30,302,000

North Carolina: 0.09%

Variable Rate Demand Note ø: 0.09%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.14	7-1-2027	2,750,000	2,750,000

Ohio: 0.27%

Variable Rate Demand Notes ø: 0.27%
Ohio Health Corporation (Health Revenue)	0.18	2-3-2015	2,000,000	2,000,000
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12	9-1-2039	6,009,000	6,009,000

				8,009,000

Oregon: 0.17%

Variable Rate Demand Note ø: 0.17%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.42	5-1-2035	5,000,000	5,000,000

8	Wells Fargo Advantage Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Other: 0.79%

Variable Rate Demand Notes ø: 0.79%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.14%	12-31-2015	$10,000,000	$10,000,000
PFOTER Series TNP 1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	12-1-2038	13,210,000	13,210,000

				23,210,000

Pennsylvania: 0.10%

Other Municipal Debt: 0.10%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Pennsylvania Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.27	6-1-2015	3,000,000	3,000,000

South Carolina: 0.17%

Other Municipal Debt: 0.17%
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.16	2-17-2015	2,000,000	2,000,000
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	3-2-2015	1,000,000	1,000,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	3-2-2015	2,000,000	2,000,000

				5,000,000

Texas: 0.63%

Variable Rate Demand Notes ø: 0.63%
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.20	2-1-2035	13,000,000	13,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.32	12-15-2026	5,487,037	5,487,037

				18,487,037

Washington: 0.07%

Other Municipal Debt: 0.07%
Port of Seattle WA Series D1 (Port Authority Revenue)	0.18	2-10-2015	2,000,000	2,000,000

Wisconsin: 0.47%

Variable Rate Demand Note ø: 0.47%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC)	0.11	1-1-2042	13,740,000	13,740,000

Total Municipal Obligations (Cost $146,783,037)				146,783,037

Other Instruments: 6.36%
Commonwealth Bank of Australia ±144A	1.04	9-18-2015	2,000,000	2,009,964
DBS Bank Limited Pooled Bank Deposit Product §	0.17	1-1-2050	60,000,000	60,000,000
GBG LLC Custody Receipts ±144A§	0.10	9-1-2027	8,574,000	8,574,000
JPMorgan Chase Bank NA ±	0.41	7-17-2015	5,000,000	5,000,543
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.17	3-2-2015	2,000,000	2,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.17	1-1-2050	60,000,000	60,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A§	0.90	5-15-2051	4,360,000	4,360,000
State Street Bank & Trust Company ±	0.24	3-17-2015	8,000,000	8,000,000
State Street Bank & Trust Company ±	0.25	4-10-2015	15,000,000	15,000,000

Portfolio of investments—January 31, 2015	Wells Fargo Advantage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Other Instruments (continued)
State Street Bank & Trust Company ±	0.31%	10-1-2015	$10,000,000	$10,000,000
State Street Bank & Trust Company ±	0.31	10-23-2015	12,000,000	12,000,000

Total Other Instruments (Cost $186,944,507)				186,944,507

Other Notes: 0.92%

Corporate Bonds and Notes: 0.92%
ACTS Retirement Life Communities Incorporated ±§	0.08	11-15-2029	2,524,000	2,524,000
LTF Real Estate Company Incorporated ±§144A	0.24	6-1-2033	14,450,000	14,450,000
Providence Health & Services ±§	0.11	10-1-2042	5,895,000	5,895,000
Racetrac Capital LLC ±§	0.11	9-1-2020	4,250,000	4,250,000

Total Other Notes (Cost $27,119,000)				27,119,000

Repurchase Agreements ^^: 8.87%
Bank of America Corporation, dated 1-30-2015, maturity value $18,000,090 (1)	0.06	2-2-2015	18,000,000	18,000,000
Credit Agricole, dated 1-30-2015, maturity value $77,834,048 (2)	0.08	2-2-2015	77,833,529	77,833,529
Goldman Sachs & Company, dated 1-2-2015, maturity value $22,005,867 (3) (i)±§¢	0.16	3-3-2015	22,000,000	22,000,000
GX Clarke & Company, dated 1-30-2015, maturity value $12,000,160 (4)	0.16	2-2-2015	12,000,000	12,000,000
JPMorgan Securities, dated 1-2-2015, maturity value $4,000,482 (5) ±§¢	0.14	2-2-2015	4,000,000	4,000,000
JPMorgan Securities, dated 1-2-2015, maturity value $62,031,465 (6) (i)±§¢	0.29	3-6-2015	62,000,000	62,000,000
Nomura, dated 1-30-2015, maturity value $65,000,433 (7)	0.08	2-2-2015	65,000,000	65,000,000

Total Repurchase Agreements (Cost $260,833,529)				260,833,529

Total investments in securities (Cost $2,951,507,541) *	100.37%	2,951,507,541
Other assets and liabilities, net	(0.37)	(10,842,199)

Total net assets	100.00%	$2,940,665,342

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(z)	Zero coupon security. The rate represents the current yield to maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

§	Security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 6.00%, 8-1-2033 to 11-1-2043, fair value including accrued interest is $18,540,000.

(2)	U.S. government securities, 0.38% to 6.50%, 4-1-2016 to 5-20-2061, fair value including accrued interest is $80,167,024.

(3)	U.S. government securities, 0.00% to 0.23%, 2-4-2015 to 7-13-2015, fair value including accrued interest is $22,440,000

(4)	U.S. government securities, 0.15% to 6.50%, 10-20-2016 to 12-1-2044, fair value including accrued interest is $12,334,356.

(5)	Commercial paper, 0.00%, 7-23-2015, fair value is $4,080,172.

(6)	Commercial paper and U.S. government securities, 0.00% to 7.50%, 2-3-2015 to 10-1-2044, fair value including accrued interest is $64,098,117.

(7)	U.S. government securities, 2.49% to 8.00%, 5-15-2023 to 1-20-2045, fair value including accrued interest is $66,950,000.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 100.27%

Alabama: 1.55%

Variable Rate Demand Notes ø: 1.55%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.17%	8-1-2041	$7,900,000	$7,900,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.04	8-1-2031	6,000,000	6,000,000
Mobile AL IDA Board Pollution Control Alabama Power Company Project Series 1993C (Industrial Development Revenue)	0.04	8-1-2017	12,000,000	12,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2008C (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.02	12-1-2027	10,000,000	10,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011J (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.02	4-1-2028	15,000,000	15,000,000

				50,900,000

Arizona: 1.45%

Other Municipal Debt: 0.08%
Arizona School Facility Board Improvement Revenue Bonds Series 2005 (Tax Revenue)	5.00	7-1-2015	2,400,000	2,448,541

Variable Rate Demand Notes ø: 1.37%
Mesa AZ Excise Tax Revenue Obligation Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-69 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.07	7-1-2020	10,135,000	10,135,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	7-1-2024	35,055,000	35,055,000

				45,190,000

California: 8.58%

Other Municipal Debt: 2.35%
California RAN Series 2014-15 (Tobacco Revenue)	1.50	6-22-2015	56,200,000	56,499,138
Los Angeles County CA TRAN (Miscellaneous Revenue)	1.50	6-30-2015	5,400,000	5,430,168
Los Angeles County CA TRAN (Miscellaneous Revenue)	1.50	6-25-2015	4,700,000	4,725,540
Riverside County CA TRAN Series 2014 (Tax Revenue)	1.50	6-30-2015	10,735,000	10,795,190

				77,450,036

Variable Rate Demand Notes ø: 6.23%
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.02	11-1-2040	67,720,000	67,720,000
California CDA Motion Picture & Television Fund Series 2001A (Health Revenue, Northern Trust Company LOC)	0.02	3-1-2031	10,000,000	10,000,000
California CDA Sutter Health ROC RR-II-R-11621 (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.03	8-15-2032	10,200,000	10,200,000
California GO Deutsche Bank SPEAR/LIFER Trust Series DBE-1364 (GO, Deutsche Bank LIQ) 144A	0.10	5-1-2044	3,750,000	3,750,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.02	3-1-2047	2,125,000	2,125,000
California HFFA Sutter Health Series D Deutsche Bank SPEAR/LIFER Trust Series DB-1180 (Health Revenue, Deutsche Bank LIQ) 144A	0.07	8-15-2031	7,000,000	7,000,000
California University System Series 2005A Citigroup Eagle Trust Series 2014-0030A (Education Revenue, AGM/Ambac Insured, Citibank NA LIQ) 144A	0.03	11-1-2035	11,500,000	11,500,000
California University System Series A Citigroup Eagle Trust Series 1A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.03	11-1-2035	2,740,000	2,740,000

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Golden State Tobacco Securitization Corporation California Enhanced Tobacco Settlement Asset Backed Bonds Series 2005A Morgan Stanley Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.03%	12-1-2045	$3,000,000	$3,000,000
Kings County CA Housing Authority Edgewater Apartments Series 2001A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	2-15-2031	6,750,000	6,750,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	12-1-2026	5,500,000	5,500,000
Los Angeles CA DW&P Series 2012B Citigroup ROC Series 14087 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.03	7-1-2020	6,175,000	6,175,000
Los Angeles CA DW&P System Series D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-85 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	0.02	7-1-2022	600,000	600,000
Northern California Power Agency Hydroelectric Project Series 2008A (Utilities Revenue, Bank of Montreal LOC)	0.01	7-1-2032	9,200,000	9,200,000
Sacramento County CA Housing Authority River Terrace Apartments Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	7-15-2029	4,640,000	4,640,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007B (Housing Revenue, FNMA LOC, FNMA Insured)	0.02	8-15-2027	10,000,000	10,000,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.02	12-1-2017	15,000,000	15,000,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.03	9-1-2038	12,070,000	12,070,000
Vacaville CA MFHR Quail Run Apartments Project Series 1988A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	7-15-2018	7,000,000	7,000,000
Vacaville CA MFHR Sycamore Apartments Project Series 1999A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2029	2,350,000	2,350,000
Walnut Creek CA Multifamily Mortgage Creekside Drive Apartments 1985 Issue A (Housing Revenue, FHLMC LIQ)	0.02	4-1-2027	7,570,000	7,570,000

				204,890,000

Colorado: 2.79%

Variable Rate Demand Notes ø: 2.79%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2008-D2 Morgan Stanley Series 2008-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.16	10-1-2037	3,125,000	3,125,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A Deutsche Bank SPEAR/LIFER Trust Series DBE-1278 (Health Revenue, Deutsche Bank LIQ) 144A	0.09	2-1-2041	15,350,000	15,350,000
Colorado Health Facilities Authority Health System Series 2013A Citigroup ROC RR II R-14085 (Health Revenue, Citibank NA LIQ) 144A	0.08	1-1-2022	4,600,000	4,600,000
Colorado MidCities Metropolitan District #1 Colorado Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.10	12-1-2031	9,950,000	9,950,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.10	12-1-2020	3,660,000	3,660,000
Colorado Regional Transportation District Certificates of Participation Series 2014-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1355 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.10	6-1-2044	34,025,000	34,025,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.17	11-15-2025	10,155,000	10,155,000
Denver CO City & County MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	12-15-2038	7,695,000	7,695,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO, U.S. Bank NA LOC)	0.03	11-15-2034	3,330,000	3,330,000

				91,890,000

Portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 0.18%

Variable Rate Demand Note ø: 0.18%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013A Deutsche Bank SPEAR/LIFER Trust Series DBE-1164 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.07%	1-1-2038	$6,000,000	$6,000,000

District of Columbia: 0.24%

Variable Rate Demand Notes ø: 0.24%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.07	7-1-2032	3,600,000	3,600,000
District of Columbia Housing Finance Agency The Yard D Building Project Series 2012 (Housing Revenue, Capital One NA LOC)	0.03	10-1-2047	4,250,000	4,250,000

				7,850,000

Florida: 7.65%

Other Municipal Debt: 1.99%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.05	2-11-2015	10,865,000	10,865,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.06	2-3-2015	12,900,000	12,900,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.08	2-3-2015	12,600,000	12,600,000
Lee County FL School District TAN Series 2014 (Miscellaneous Revenue)	1.00	6-1-2015	29,000,000	29,082,857

				65,447,857

Variable Rate Demand Notes ø: 5.66%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.02	4-15-2041	7,200,000	7,200,000
Florida Gulf Coast University Financing Corporation Parking Project Series 2009A (Education Revenue, Harris NA LOC)	0.03	2-1-2039	7,115,000	7,115,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	12-15-2041	1,760,000	1,760,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue)	0.01	11-15-2032	15,000,000	15,000,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006C (Health Revenue, Bank of America NA LIQ) 144A	0.05	11-15-2036	8,595,000	8,595,000
JEA Florida Electric System Series 2008D (Utilities Revenue, U.S. Bank NA SPA)	0.01	10-1-2038	3,200,000	3,200,000
Marion County FL HFA Paddock Park Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	10-15-2032	4,500,000	4,500,000
Miami-Dade County FL Building Better Communities Program Series 2014A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-50 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.02	1-9-2017	32,730,000	32,730,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.07	7-1-2025	12,740,000	12,740,000
Orange County FL Sales Tax Revenue Series 2012B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.02	1-1-2020	5,115,000	5,115,000
Orlando FL Utilities Commission Series 2011A (Utilities Revenue) (i)	0.13	10-1-2027	13,490,000	13,490,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.07	5-1-2038	3,665,000	3,665,000
Palm Beach County FL Norton Gallery School of Art Incorporated Series 1995 (Education Revenue, Northern Trust Company LOC)	0.02	5-1-2025	1,665,000	1,665,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.02	8-1-2028	4,170,000	4,170,000

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, BMO Harris Bank NA LOC)	0.05%	10-1-2041	$5,990,000	$5,990,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.10	11-15-2033	12,400,000	12,400,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	10-1-2038	46,990,000	46,990,000

				186,325,000

Georgia: 1.57%

Variable Rate Demand Notes ø: 1.57%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (Industrial Development Revenue, Harris NA LOC)	0.04	11-1-2030	7,320,000	7,320,000
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.03	4-1-2023	9,600,000	9,600,000
Gwinnett County GA Development Authority Certificate of Participation Public School Project Series 2006 Clipper Tax-Exempt Certified Trust Series 2009-41 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.03	1-1-2016	8,795,000	8,795,000
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2007B JPMorgan Chase PUTTER Series 3755 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.04	1-1-2016	5,000,000	5,000,000
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2007B JPMorgan Chase PUTTER Series 4016 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.04	1-1-2016	6,500,000	6,500,000
Metropolitan Atlanta GA Rapid Transit Authority Series P Trust Receipt SGC 61-CL A BMA-5 (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.03	7-1-2020	14,605,000	14,605,000

				51,820,000

Hawaii: 0.55%

Other Municipal Debt: 0.35%
Honolulu HI City & County Notes Issue D (GO)	0.04	2-3-2015	5,500,000	5,500,000
Honolulu HI City & County Series 2005-D (GO, National Insured)	5.00	7-1-2015	1,000,000	1,019,846
Honolulu HI City & County Series A (Tax Revenue, National Insured)	5.00	7-1-2015	4,980,000	5,080,675

				11,600,521

Variable Rate Demand Note ø: 0.20%
Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO, Royal Bank of Canada LIQ) 144A	0.02	11-1-2020	6,665,000	6,665,000

Illinois: 4.34%

Variable Rate Demand Notes ø: 4.34%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris NA LOC)	0.03	3-1-2035	12,000,000	12,000,000
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.28	11-1-2023	3,875,000	3,875,000
Chicago IL Board of Education Unlimited Tax Series 2011-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1210 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.07	12-1-2039	22,000,000	22,000,000
Chicago IL City Colleges of Chicago Capital Improvement Project Series 1999 Deutsche Bank SPEAR/LIFER Trust Series DBE-308 (GO, FGIC Insured, Deutsche Bank LIQ) 144A	0.25	1-1-2036	12,905,000	12,905,000
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	0.02	7-1-2023	4,200,000	4,200,000

Portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Chicago IL GO Project Series 2011A Deutsche Bank SPEAR/LIFER Trust Series DBE-1212 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.37%	1-1-2035	$2,200,000	$2,200,000
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO, Royal Bank of Canada LIQ) 144A	0.03	6-30-2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.13	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.03	4-1-2035	4,500,000	4,500,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995B (Miscellaneous Revenue, Northern Trust Company LOC)	0.03	12-15-2025	5,000,000	5,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.14	4-1-2051	6,500,000	6,500,000
Illinois Finance Authority The University of Chicago Medical Center Series 2009D-2 (Health Revenue, PNC Bank NA LOC)	0.01	8-1-2043	1,210,000	1,210,000
Illinois Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.03	9-1-2046	4,000,000	4,000,000
Illinois Toll Highway Authority Series 2008A-1b (Transportation Revenue)	0.04	1-1-2031	24,385,000	24,385,000
Illinois Toll Highway Authority Series 2014D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-88 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.04	1-1-2022	4,165,000	4,165,000
Illinois Toll Highway Authority Series A-1b (Transportation Revenue)	0.04	1-1-2031	2,000,000	2,000,000
University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA)	0.05	8-15-2021	20,000,000	20,000,000
Yorkville Kendall County IL Special Service Area #2003-101 Windett Ridge Project JPMorgan PUTTER Series 4380 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.17	3-1-2023	3,665,000	3,665,000

				142,870,000

Indiana: 5.42%

Other Municipal Debt: 0.41%
Indiana Bond Bank Advance Funding Notes Series 2015-A (Miscellaneous Revenue)	2.00	1-5-2016	13,300,000	13,516,613

Variable Rate Demand Notes ø: 5.01%
Carmel IN RDA Lease Rental Revenue Performing Arts Center Morgan Stanley Floater Series 2004-1275 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.12	2-1-2033	6,240,000	6,240,000
Indiana Certificates of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.05	7-1-2023	26,140,000	26,140,000
Indiana Finance Authority Hospital Revenue Bonds University Health Obligated Group Series 2011L & Series 2011M Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-23 (Miscellaneous Revenue) 144A	0.02	5-25-2016	41,425,000	41,425,000
Indiana Finance Authority Hospital Revenue Bonds University Health Obligated Group Series 2011L & Series 2011M Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-23 (Miscellaneous Revenue) 144A	0.02	3-1-2036	10,000,000	10,000,000
Indiana Finance Authority Lease Appropriation Bonds Convention Center Expansion Project Series 2008A-2 (Miscellaneous Revenue, BMO Harris Bank NA SPA)	0.02	2-1-2039	5,500,000	5,500,000
Indiana Finance Authority Lease Appropriation Bonds Stadium Project Series 2005 A-2 (Miscellaneous Revenue, Citibank NA SPA)	0.01	2-1-2035	40,000,000	40,000,000
Indiana Finance Authority Lease Appropriation Bonds Stadium Project Series 2005 A-3 (Miscellaneous Revenue, Citibank NA SPA)	0.01	2-1-2035	30,700,000	30,700,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.03	5-1-2016	5,100,000	5,100,000

				165,105,000

6	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Iowa: 2.77%

Variable Rate Demand Notes ø: 2.77%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.04%	6-1-2039	$60,400,000	$60,400,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (Industrial Development Revenue, Great Western Bank LOC)	0.03	8-1-2041	8,290,000	8,290,000
Iowa Finance Authority Multifamily Housing Series 2006 Austin Trust Various Certificates Series 2007-1011 (Housing Revenue, Bank of America NA LIQ) 144A	0.07	7-1-2041	2,450,000	2,450,000
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.04	6-1-2039	20,000,000	20,000,000

				91,140,000

Kansas: 0.27%

Variable Rate Demand Note ø: 0.27%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.02	11-15-2038	9,000,000	9,000,000

Kentucky: 0.62%

Other Municipal Debt: 0.21%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014-D-1 (Miscellaneous Revenue)	1.00	8-1-2015	3,850,000	3,864,581
Kentucky Turnpike Authority Economic Development Road Revenue & Road Refunding Bonds Revitalization Projects Series 2005-B (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2015	3,000,000	3,060,676

				6,925,257

Variable Rate Demand Notes ø: 0.41%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.03	10-1-2032	5,740,000	5,740,000
Williamstown KY League of Cities Funding Trust Lease Series 2008A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.03	7-1-2038	4,480,000	4,480,000
Williamstown KY League of Cities Funding Trust Lease Series 2008B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.03	12-1-2038	3,415,000	3,415,000

				13,635,000

Louisiana: 0.33%

Variable Rate Demand Notes ø: 0.33%
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC)	0.04	7-1-2040	4,095,000	4,095,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (Industrial Development Revenue)	0.05	8-1-2017	6,815,000	6,815,000

				10,910,000

Maryland: 1.96%

Other Municipal Debt: 1.17%
Montgomery County MD Constructions Public Improvement BAN Series 2010-A (GO)	0.03	3-3-2015	38,500,000	38,500,000

Variable Rate Demand Notes ø: 0.79%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue, Manufacturers & Traders LOC)	0.07	12-3-2035	1,530,000	1,530,000

Portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Maryland CDA MFHR Hopkins Village Apartments Series 2008F (Housing Revenue, FHLMC LIQ)	0.02%	11-1-2038	$3,000,000	$3,000,000
Maryland HEFA University of Maryland Medical System Issue Series 2008E (Health Revenue, Bank of Montreal LOC)	0.03	7-1-2041	10,000,000	10,000,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.07	7-1-2041	6,000,000	6,000,000
Montgomery County MD EDA Brooke Grove Foundation Incorporated Series1998 (Health Revenue, M&T Bank LOC)	0.07	1-1-2024	5,425,000	5,425,000

				25,955,000

Massachusetts: 2.96%

Other Municipal Debt: 1.73%
Massachusetts GO RAN Series 2014 A (Miscellaneous Revenue)	1.50	4-23-2015	56,600,000	56,774,715

Variable Rate Demand Notes ø: 1.23%
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.02	3-1-2034	11,110,000	11,110,000
Massachusetts School Building Authority Prerefunded-2012-2-Series A (Tax Revenue, AGM Insured)	5.00	8-15-2030	12,900,000	13,238,443
Massachusetts School Building Authority Series 2005-A (Tax Revenue, AGM Insured)	5.00	8-15-2021	2,400,000	2,462,980
University of Massachusetts Building Authority Series 2011-2 (Education Revenue) (i)	0.11	11-1-2034	13,735,000	13,735,000

				40,546,423

Michigan: 3.95%

Other Municipal Debt: 0.70%
Michigan Finance Authority Local Government Loan Program Detroit Finance Recovery Income Tax Revenue Local Project Series 2014F-1 Barclays Residual Interest Bonds Trust Series 2014-7WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.12	6-1-2015	23,100,000	23,100,000

Variable Rate Demand Notes ø: 3.25%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.02	6-1-2034	2,000,000	2,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.08	11-15-2049	5,250,000	5,250,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.08	11-15-2047	5,765,000	5,765,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.08	11-15-2047	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.08	11-15-2049	4,300,000	4,300,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.02	6-1-2020	3,900,000	3,900,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.08	1-1-2032	27,870,000	27,870,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.08	1-1-2032	28,675,000	28,675,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.08	1-1-2035	28,245,000	28,245,000

				107,005,000

8	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 2.77%

Other Municipal Debt: 0.13%
Minnesota Rural Water Finance Authority Public Project Constructions Notes Series 2014 (Water & Sewer Revenue)	1.00%	12-1-2015	$4,250,000	$4,276,319

Variable Rate Demand Notes ø: 2.64%
Bloomington MN Bristol Village Apartments Project Series 2002A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	11-15-2032	8,980,000	8,980,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.02	7-1-2038	5,495,000	5,495,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	10-15-2033	1,375,000	1,375,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank LOC)	0.04	12-1-2021	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	2-15-2031	1,815,000	1,815,000
Eden Prairie MN MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC LIQ)	0.02	9-1-2031	300,000	300,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	5-15-2035	9,335,000	9,335,000
Maple Grove MN MFHR Basswood Trails Apartments Project Series 2002 (Housing Revenue)	0.02	3-1-2029	2,340,000	2,340,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.03	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.03	4-1-2027	2,255,000	2,255,000
Minnesota HEFAR MacAlester College Series 3-Z (Education Revenue)	0.06	3-1-2024	6,310,000	6,310,000
Minnesota HEFAR MacAlester College Series 5-Q (Education Revenue)	0.06	3-1-2033	5,110,000	5,110,000
Minnesota HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.02	10-1-2020	2,345,000	2,345,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC Insured)	0.02	11-1-2035	9,100,000	9,100,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	9-15-2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	2-15-2033	1,085,000	1,085,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.02	10-1-2035	11,800,000	11,800,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.02	8-1-2034	1,345,000	1,345,000

				86,955,000

Mississippi: 1.02%

Variable Rate Demand Note ø: 1.02%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	11-1-2018	33,460,000	33,460,000

Missouri: 0.44%

Other Municipal Debt: 0.23%
Missouri HEFA Health Care Series 2014-E (GO)	0.09	3-4-2015	7,600,000	7,600,000

Portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 0.21%
Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.02%	8-1-2035	$5,110,000	$5,110,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.10	3-1-2022	1,765,000	1,765,000

				6,875,000

Nevada: 0.70%

Variable Rate Demand Notes ø: 0.70%
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.03	6-1-2042	14,800,000	14,800,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.03	3-1-2036	8,225,000	8,225,000

				23,025,000

New Hampshire: 0.37%

Variable Rate Demand Notes ø: 0.37%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.02	6-1-2039	6,280,000	6,280,000
New Hampshire HEFA FHA Insured Mortgage Revenue Series 2009 PUTTER Series 2015-XF0037 (Health Revenue, FHA Insured, TD Bank NA LIQ) 144A	0.11	10-1-2017	5,925,000	5,925,000

				12,205,000

New Jersey: 1.40%

Other Municipal Debt: 0.72%
New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.04	6-26-2015	23,700,000	23,700,000

Variable Rate Demand Notes ø: 0.68%
New Jersey EDA Motor Vehicle Surcharges Series 2004A Austin Trust Various Certificates B (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.07	7-1-2026	2,190,000	2,190,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank SPEAR/LIFER Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.13	3-1-2029	2,740,000	2,740,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000D (Miscellaneous Revenue, Branch Banking & Trust LOC, Ambac Insured)	0.02	10-1-2030	3,800,000	3,800,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.03	12-15-2023	5,750,000	5,750,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.07	1-1-2038	8,075,000	8,075,000

				22,555,000

New York: 7.48%

Other Municipal Debt: 1.24%
Metropolitan Transportation Authority New York Credit Enhanced Transportation BAN Series CP-2 Sub Series A (Transportation Revenue)	0.09	5-7-2015	10,625,000	10,625,000
Smithtown NY Central School District TAN 2014-2015 (GO)	1.00	6-30-2015	30,000,000	30,105,837

				40,730,837

10	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 6.24%
New York Convention Center Development Corporation Series 2005 Citigroup Eagle Series 2014-0044-A (Tax Revenue, BHAC/AGC/Ambac Insured, Citibank NA LIQ) 144A	0.03%	11-15-2044	$19,800,000	$19,800,000
New York Cultural Resources Series 2013A Royal Bank of Canada Municipal Product Incorporated Trust Certificates Series O-79 (Miscellaneous Revenue, Royal Bank of Canada LIQ) 144A	0.05	8-1-2021	5,335,000	5,335,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	11-15-2026	25,000,000	25,000,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC)	0.15	5-1-2048	5,950,000	5,950,000
New York Housing Finance Agency Series 2014-A (Housing Revenue, Bank of China LOC)	0.12	5-1-2048	23,100,000	23,100,000
New York Metropolitan Transportation Authority BAN Series 2013-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1008 (Transportation Revenue, Bank of America NA LIQ) 144A	0.20	4-19-2015	33,475,000	33,475,000
New York NY Fiscal Series 2004H-1 (GO, Bank of New York Mellon LOC)	0.01	3-1-2034	7,125,000	7,125,000
New York NY Fiscal Series 2006I-5 (GO, Bank of New York Mellon LOC)	0.01	4-1-2036	7,750,000	7,750,000
New York NY Fiscal Series 2012G-4 (GO, PNC Bank NA LOC)	0.01	4-1-2042	6,410,000	6,410,000
New York NY Fiscal Series 2013F-3 (GO, Bank of America NA LIQ)	0.01	3-1-2042	7,700,000	7,700,000
New York NY Fiscal Series 2014D-4 (GO, TD Bank NA SPA)	0.01	8-1-2040	6,050,000	6,050,000
New York NY Fiscal Series 2014I-2 (GO, JPMorgan Chase & Company LIQ)	0.03	3-1-2040	7,200,000	7,200,000
New York NY Municipal Water Finance Authority Series B-4 (Water & Sewer Revenue, Northern Trust Company SPA)	0.01	6-15-2045	2,600,000	2,600,000
New York NY Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.01	6-15-2038	4,500,000	4,500,000
New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)	0.01	11-1-2029	22,725,000	22,725,000
New York Sales Tax Asset Receivable Corporation Fiscal Series 2015A Merrill Lynch PUTTER Series 4744 (Tax Revenue, Bank of America NA LIQ) 144A	0.04	10-15-2031	5,250,000	5,250,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-A (Health Revenue, M&T Bank LOC)	0.05	7-1-2031	5,355,000	5,355,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-B (Health Revenue, M&T Bank LOC)	0.05	7-1-2031	4,250,000	4,250,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006C (Health Revenue, M&T Bank LOC)	0.05	7-1-2017	2,695,000	2,695,000
Saratoga County NY Capital Resource Corporation Saratoga Hospital Project Series 2014 (Health Revenue, HSBC Bank USA NA LOC)	0.02	12-1-2040	3,125,000	3,125,000

				205,395,000

North Carolina: 1.03%

Other Municipal Debt: 0.11%
Wake County NC Series 2007 (GO)	5.00	3-1-2015	3,500,000	3,512,619

Variable Rate Demand Notes ø: 0.92%
Charlotte Mecklenburg NC Hospital Authority Carolinas Health Care System Series 2007E (Health Revenue, TD Bank NA LOC, AGM Insured)	0.01	1-15-2044	1,000,000	1,000,000
North Carolina Capital Facilities Finance Agency Duke University Project Series 2006A JPMorgan Chase PUTTER Series 3186Z (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.04	10-1-2034	15,400,000	15,400,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02	5-1-2024	2,740,000	2,740,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02	5-1-2030	2,690,000	2,690,000

Portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02%	7-1-2028	$4,230,000	$4,230,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.02	12-1-2033	4,400,000	4,400,000

				30,460,000

North Dakota: 1.80%

Other Municipal Debt: 1.53%
Mercer County ND Series 2009-1 (GO)	0.08	2-5-2015	47,600,000	47,600,000
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Miscellaneous Revenue)	1.00	5-1-2015	3,000,000	3,005,266

				50,605,266

Variable Rate Demand Note ø: 0.27%
Richland County ND Recovery Zone Project Series 2010C (Industrial Development Revenue, CoBank LOC)	0.03	11-1-2028	8,815,000	8,815,000

Ohio: 2.69%

Variable Rate Demand Notes ø: 2.69%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.07	1-1-2038	67,080,000	67,080,000
Ohio HEFAR Cleveland Clinic Health System Obligated Group Series 2013 B2 (Health Revenue, Bank of New York Mellon LIQ)	0.01	1-1-2039	5,000,000	5,000,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.07	12-1-2043	2,200,000	2,200,000
Ohio University Special Purpose General Receipt Bonds Series 2013A JPMorgan Chase PUTTER Series 4387 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.07	6-1-2021	5,750,000	5,750,000
Ohio University Special Purpose General Receipt Bonds Series 2013A JPMorgan PUTTER Series 4388 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.07	6-1-2021	5,750,000	5,750,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Scotia Bank LOC)	0.20	9-1-2015	2,810,000	2,810,000

				88,590,000

Oklahoma: 0.47%

Variable Rate Demand Note ø: 0.47%
Oklahoma Turnpike Authority Series 2006-B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-37 (Transportation Revenue, Royal Bank of Canada LOC) 144A	0.02	7-31-2015	15,415,000	15,415,000

Other: 4.55%

Variable Rate Demand Notes ø: 4.55%
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	2-15-2028	97,117,000	97,117,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	4-1-2019	28,780,000	28,780,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.03	12-15-2045	7,900,000	7,900,000
FHLMC Multifamily Municipal Securities Series MO27 Class A (Housing Revenue, FHLMC LIQ)	0.03	10-15-2029	15,945,000	15,945,000

				149,742,000

12	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania: 6.26%

Other Municipal Debt: 3.30%
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1004 (Education Revenue, Bank of America NA LIQ) 144A	0.25%	5-31-2015	$66,395,000	$66,395,000
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1005 (Education Revenue, Bank of America NA LIQ) 144A	0.25	5-31-2015	35,395,000	35,395,000
Philadelphia PA TRAN Series 2014-2015-A (GO)	1.00	6-30-2015	7,000,000	7,024,635

				108,814,635

Variable Rate Demand Notes ø: 2.96%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series 2010C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-29 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.02	12-1-2015	7,000,000	7,000,000
Berks County PA Municipal Authority The Reading Hospital & Medical Center Project Series 2012D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Miscellaneous Revenue) 144A	0.02	2-1-2018	8,595,000	8,595,000
Berks County PA Municipal Authority The Reading Hospital & Medical Center Project Series 2012D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Miscellaneous Revenue) 144A	0.02	11-1-2035	15,000,000	15,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.02	6-1-2035	7,535,000	7,535,000
Montgomery County PA IDA FHA New Regional Medical Center Project Series 2010-3238 (Health Revenue, FHA Insured, Credit Suisse LIQ) 144A	0.07	8-1-2030	17,430,000	17,430,000
Montgomery County PA IDA New Regional Medical Center PFOTER Project Series 4674 (Health Revenue, FHA Insured, Bank of America NA LIQ) 144A	0.07	8-1-2038	13,945,000	13,945,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.06	2-1-2018	7,395,000	7,395,000
Pennsylvania Housing Finance Agency Series 2004 (GO, PNC Bank NA SPA)	0.03	1-1-2034	14,650,000	14,650,000
Westmoreland County PA Municipal Authority Service Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1171 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.07	8-15-2037	5,770,000	5,770,000

				97,320,000

Rhode Island: 0.30%

Variable Rate Demand Note ø: 0.30%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.07	9-1-2020	10,000,000	10,000,000

South Carolina: 2.23%

Other Municipal Debt: 1.14%
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	3-2-2015	11,600,000	11,600,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	3-2-2015	23,100,000	23,100,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	3-2-2015	2,900,000	2,900,000

				37,600,000

Portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 1.09%
Charleston SC Waterworks & Sewer System Series 2010 Clipper Tax-Exempt Certificate Series 2014-1A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.02%	1-1-2041	$5,000,000	$5,000,000
Greenville SC Health System Series 2014B Barclays Residual Interest Bond Trust Series 2014-3U (Health Revenue, Barclays Bank plc LIQ) 144A	0.04	5-1-2039	8,020,000	8,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.04	8-1-2025	3,245,000	3,245,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC LIQ)	0.02	6-1-2046	4,680,000	4,680,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank SPEAR/LIFER Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.07	11-1-2029	13,510,000	13,510,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.02	11-1-2034	1,525,000	1,525,000

				35,980,000

South Dakota: 0.20%

Variable Rate Demand Note ø: 0.20%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	2-15-2031	6,495,000	6,495,000

Tennessee: 2.02%

Variable Rate Demand Notes ø: 2.02%
Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.02	6-1-2036	1,000,000	1,000,000
Blount County TN Public Building Authority Local Government Public Improvement Bonds Series B-12-A Solar Eclipse Series 2007-0005 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.02	12-1-2016	7,920,000	7,920,000
Blount County TN Public Building Authority Local Government Public Improvement Bonds Series E-5-B (Miscellaneous Revenue, Branch Banking & Trust LOC, Municipal Government Guaranty Insured)	0.02	6-1-2042	4,600,000	4,600,000
Chattanooga TN Electric Power Board Series 2008-A (Utilities Revenue, Branch Banking & Trust LIQ)	0.04	3-1-2016	21,065,000	21,065,000
Chattanooga TN Health Education Housing Facilities Series 2013A Catholic Health Initiatives Deutsche Bank SPEAR/LIFER Trust Series DBE 1268 (Health Revenue, Deutsche Bank LIQ) 144A	0.11	1-1-2045	5,000,000	5,000,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.05	9-1-2018	4,480,000	4,480,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.03	7-1-2034	13,540,000	13,540,000
Nashville & Davidson Counties TN Metropolitan Government Series 2005C Clipper Tax-Exempt 2009-23 (GO, State Street Bank & Trust Company LIQ)	0.02	2-1-2016	4,420,000	4,420,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.02	6-1-2035	4,365,000	4,365,000

				66,390,000

Texas: 9.47%

Other Municipal Debt: 2.11%
Dallas Area Rapid Transit Texas Senior Subordinate Lien Sales Tax Revenue Notes Series I (Transportation Revenue)	0.08	4-14-2015	6,600,000	6,600,000

14	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
Texas PFA Unemployment Compensation Obligation Assessment Series 2010-B (Miscellaneous Revenue)	5.00%	7-1-2015	$3,300,000	$3,366,443
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	56,800,000	57,248,341
University of Texas Board of Regents Revenue Financing Systems Series 2010-A (Education Revenue)	5.00	8-15-2015	2,100,000	2,155,067

				69,369,851

Variable Rate Demand Notes ø: 7.36%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.02	9-1-2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredericksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC LIQ)	0.02	9-1-2036	11,535,000	11,535,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue)	0.05	7-1-2022	4,900,000	4,900,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	10-1-2018	16,460,000	16,460,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.03	3-1-2032	10,470,000	10,470,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	2-15-2032	5,090,000	5,090,000
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, AGM Insured) 144A	0.02	6-1-2027	10,000,000	10,000,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.02	11-1-2041	5,000,000	5,000,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.08	12-1-2023	7,100,000	7,100,000
North TX Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.03	1-1-2048	4,440,000	4,440,000
Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.02	8-1-2041	7,385,000	7,385,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.20	2-1-2035	1,680,000	1,680,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.03	6-1-2041	25,000,000	25,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.03	3-1-2042	52,500,000	52,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue)	0.08	7-1-2029	11,700,000	11,700,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.03	3-1-2039	9,000,000	9,000,000
Texas Department of Housing & Community Affairs Costa Ibiza Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.02	8-1-2041	13,120,000	13,120,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.22	12-15-2032	9,000,000	9,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.32	12-15-2026	5,935,138	5,935,138

Portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank SPEAR/LIFER Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.11%	8-15-2029	$28,015,000	$28,015,000

				242,330,138

Utah: 0.64%

Variable Rate Demand Notes ø: 0.64%
Utah County UT Hospital Revenue Bonds Series 2014A Barclays Residual Interest Bonds Trust Series 2015-IU (Health Revenue, Barclays Bank plc LOC) 144A	0.04	5-15-2045	1,850,000	1,850,000
Weber County UT Hospital IHC Health Services Series 2000A (Health Revenue, Bank of New York Mellon SPA)	0.03	2-15-2031	4,900,000	4,900,000
Weber County UT Hospital IHC Health Services Series 2000C (Health Revenue, Bank of New York Mellon SPA)	0.03	2-15-2035	4,750,000	4,750,000
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC LIQ)	0.04	12-1-2034	9,675,000	9,675,000

				21,175,000

Vermont: 0.48%

Variable Rate Demand Notes ø: 0.48%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2028	1,805,000	1,805,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.01	7-1-2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2034	9,065,000	9,065,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2029	1,665,000	1,665,000

				15,675,000

Virginia: 1.34%

Other Municipal Debt: 0.11%
Loudoun County VA Public Improvement Series 2005-B (GO)	4.00	6-1-2015	3,500,000	3,545,089

Variable Rate Demand Notes ø: 1.23%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.10	5-15-2042	18,170,000	18,170,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02	12-1-2033	3,215,000	3,215,000
Norfolk VA EDA Sentara Healthcare Series 2010B (Health Revenue) (i)	0.14	11-1-2034	4,940,000	4,940,000
Norfolk VA EDA Sentara Healthcare Series 2010C (Health Revenue) (i)	0.14	11-1-2034	6,670,000	6,670,000
Norfolk VA Redevelopment and Housing Authority Old Dominion University Project (Education Revenue, Bank of America NA LOC)	0.04	8-1-2033	7,510,000	7,510,000

				40,505,000

Washington: 1.88%

Other Municipal Debt: 0.10%
Central Puget Sound Washington Regional Transit Authority Series 2005-A (Tax Revenue, Ambac Insured)	5.00	5-1-2015	3,400,000	3,440,940

16	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 1.78%
King County WA Sewer Revenue Bonds 2007 Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.02%	1-1-2039	$17,890,000	$17,890,000
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008A (Miscellaneous Revenue, Bank of America NA LOC) 144A	0.08	5-1-2015	520,000	520,000
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008B (Miscellaneous Revenue, Bank of America NA LOC)	0.08	5-1-2028	2,525,000	2,525,000
Washington EDFA Solid Waste Disposal Cleanscapes Incorporated Project Series 2009 (Resource Recovery Revenue, Bank of America NA LOC)	0.06	2-12-2019	17,450,000	17,450,000
Washington Health Care Facilities Authority MultiCare Health System Series 2009A Deutsche Bank SPEAR/LIFER Trust Series DBE-109 (Health Revenue, Deutsche Bank LIQ) 144A	0.09	8-15-2044	3,375,000	3,375,000
Washington Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.03	7-1-2044	4,250,000	4,250,000
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.02	6-1-2032	5,775,000	5,775,000
Washington Various Purposes Series 2007A Austin Trust Series Bank of America 2008-1121 (GO, AGM Insured, Bank of America NA LIQ) 144A	0.07	7-1-2029	6,665,000	6,665,000

				58,450,000

Wisconsin: 3.55%

Variable Rate Demand Notes ø: 3.55%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.02	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010B (Industrial Development Revenue, Associated Bank NA LOC)	0.04	1-1-2027	2,350,000	2,350,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	5-1-2020	26,755,000	26,755,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1191 (Health Revenue, Deutsche Bank LIQ) 144A	0.07	4-15-2035	4,000,000	4,000,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.22	8-15-2034	20,310,740	20,310,740
Wisconsin HEFAR Series 2012 Deutsche Bank SPEAR/LIFER Trust DBE-1334 (Health Revenue, Deutsche Bank LIQ) 144A	0.09	11-15-2044	10,890,000	10,890,000
Wisconsin Housing & EDA Series 2003E (Housing Revenue, AGM Insured, FHLB SPA)	0.09	5-1-2043	6,460,000	6,460,000
Wisconsin Housing & EDA Series 2011A (Housing Revenue, PNC Bank NA SPA)	0.03	12-1-2043	8,910,000	8,910,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.02	9-1-2036	7,300,000	7,300,000

				116,975,740

Total Municipal Obligations (Cost $3,301,443,397)				3,301,443,397

Other: 0.45%
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) 144A ±§	0.11	6-1-2040	14,900,000	14,900,000

Total Other (Cost $14,900,000)				14,900,000

Total investments in securities (Cost $3,316,343,397) *	100.72%	3,316,343,397
Other assets and liabilities, net	(0.72)	(23,811,258)

Total net assets	100.00%	$3,292,532,139

Portfolio of investments—January 31, 2015	Wells Fargo Advantage National Tax-Free Money Market Fund	17

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security for which the designation as illiquid is unaudited.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Funds Trust:

We have audited the financial statements of Wells Fargo Advantage Money Market Fund and the Wells Fargo Advantage National Tax-Free Money Market Fund (the “Funds”), as of January 31, 2015, and for each of the years or periods presented have issued our unqualified reports thereon dated March 25, 2015 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Our audits included audits of the Funds’ portfolios of investments (the “Portfolios”) as of January 31, 2015 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

Boston, Massachusetts

March 25, 2015

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 25, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	March 25, 2015